UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

Item 1. Reports to Stockholders

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period* June 1, 2013 to November 30, 2013
Actual	.20%	$ 1,000.00	$ 1,123.10	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,024.07	$ 1.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class*	19.2	18.2
BBH Core Select Fund Class N	6.3	6.0
Fidelity Advisor New Insights Fund Institutional Class	4.3	5.0
FMI Large Cap Fund	3.8	4.7
Putnam Equity Spectrum Fund Class A	1.9	0.7
Apple, Inc.	1.9	1.8
Pfizer, Inc.	1.3	1.0
Google, Inc. Class A	1.2	1.0
JPMorgan Chase & Co.	1.1	1.0
Comcast Corp. Class A	1.1	0.3
	42.1
* The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Top Five Market Sectors as of November 30, 2013
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	10.5	10.3
Financials	9.4	9.6
Consumer Discretionary	8.7	9.6
Industrials	7.6	7.7
Health Care	7.4	7.4
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Stocks 60.7%	Stocks 61.8%
Corporate Bonds 0.0%*	Corporate Bonds 0.0%*
Large Blend Funds 29.3%	Large Blend Funds 28.9%
Large Growth Funds 4.3%	Large Growth Funds 5.0%
Mid-Cap Value Funds 1.9%	Mid-Cap Value Funds 0.7%
Sector Funds 0.4%	Sector Funds 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 3.4%	Short-Term Investments and Net Other Assets (Liabilities) 3.4%

* Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.2%
Delphi Automotive PLC	224,192	$ 13,126,442
Johnson Controls, Inc.	175,324	8,855,615
TRW Automotive Holdings Corp. (a)	47,100	3,654,960
		25,637,017
Automobiles - 0.2%
Ford Motor Co.	618,398	10,562,238
General Motors Co. (a)	340,700	13,195,311
Harley-Davidson, Inc.	90,910	6,092,788
		29,850,337
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	225,800	1,503,237
H&R Block, Inc.	165,459	4,614,652
Kroton Educacional SA	74,600	1,254,386
		7,372,275
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	138,807	6,528,093
Carnival Corp. unit	134,400	4,853,184
Chipotle Mexican Grill, Inc. (a)	13,600	7,124,496
Dunkin' Brands Group, Inc.	150,410	7,367,082
Extended Stay America, Inc. unit	76,464	1,925,364
Las Vegas Sands Corp.	122,600	8,787,968
McDonald's Corp.	65,214	6,349,887
Panera Bread Co. Class A (a)	12,200	2,158,058
Red Robin Gourmet Burgers, Inc. (a)	14,523	1,157,628
Sonic Corp. (a)	57,510	1,138,123
Starbucks Corp.	161,200	13,131,352
Starwood Hotels & Resorts Worldwide, Inc.	85,500	6,368,040
Tim Hortons, Inc.	53,100	3,097,323
Wyndham Worldwide Corp.	281,689	20,199,918
Yum! Brands, Inc.	45,671	3,547,723
		93,734,239
Household Durables - 0.1%
Harman International Industries, Inc.	29,600	2,398,784
Lennar Corp. Class A	65,500	2,342,280
Mohawk Industries, Inc. (a)	76,014	10,643,480
Taylor Wimpey PLC	331,640	577,393
Whirlpool Corp.	9,547	1,458,400
		17,420,337
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	104,409	$ 41,097,471
Netflix, Inc. (a)	22,800	8,340,240
priceline.com, Inc. (a)	20,468	24,404,610
zulily, Inc.	39,613	1,386,059
		75,228,380
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	385,875	20,767,793
Mattel, Inc.	600,600	27,789,762
Polaris Industries, Inc.	11,935	1,592,964
		50,150,519
Media - 3.5%
Antena 3 de Television SA	97,299	1,496,616
CBS Corp. Class B	574,105	33,619,589
Charter Communications, Inc. Class A (a)	50,498	6,822,280
Comcast Corp.:
Class A	2,536,188	126,479,696
Class A (special) (non-vtg.)	264,650	12,742,898
DIRECTV (a)	165,888	10,966,856
Discovery Communications, Inc. Class C (non-vtg.) (a)	102,000	8,238,540
Interpublic Group of Companies, Inc.	132,500	2,305,500
Ipsos SA	22,427	935,241
Liberty Global PLC Class A (a)	72,980	6,262,414
Liberty Media Corp. Class A (a)	96,896	14,869,660
MDC Partners, Inc. Class A (sub. vtg.)	107,799	2,453,505
News Corp.:
Class A (a)	271,200	4,870,752
Class B (a)	1,203,171	21,620,983
Omnicom Group, Inc.	29,098	2,079,052
Smiles SA	19,325	271,879
The Walt Disney Co.	249,203	17,578,780
Time Warner Cable, Inc.	265,669	36,720,769
Time Warner, Inc.	630,461	41,427,592
Twenty-First Century Fox, Inc. Class A	586,601	19,645,267
Valassis Communications, Inc.	12,760	374,634
Viacom, Inc. Class B (non-vtg.)	607,379	48,693,574
		420,476,077
Multiline Retail - 0.6%
Dollar General Corp. (a)	232,043	13,212,528
Dollar Tree, Inc. (a)	125,000	6,956,250
Kohl's Corp.	112,200	6,202,416
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	707,475	$ 37,680,119
Target Corp.	95,300	6,092,529
		70,143,842
Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	120,649	1,962,959
AutoZone, Inc. (a)	77,685	35,859,396
Bed Bath & Beyond, Inc. (a)	259,150	20,221,475
Best Buy Co., Inc.	26,100	1,058,355
CarMax, Inc. (a)	212,100	10,679,235
Foot Locker, Inc.	35,596	1,384,328
GNC Holdings, Inc.	7,432	447,258
Home Depot, Inc.	895,556	72,244,503
Kingfisher PLC	126,700	779,313
L Brands, Inc.	140,310	9,118,747
Lewis Group Ltd.	19,400	123,846
Lowe's Companies, Inc.	230,653	10,951,404
Office Depot, Inc. (a)	221,446	1,204,666
Rent-A-Center, Inc.	59,372	2,022,210
Ross Stores, Inc.	224,930	17,198,148
Signet Jewelers Ltd.	11,355	872,518
Staples, Inc.	267,247	4,150,346
TJX Companies, Inc.	233,516	14,683,486
		204,962,193
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	117,875	6,824,963
Fossil Group, Inc. (a)	30,409	3,870,153
Kering SA	5,850	1,297,671
lululemon athletica, Inc. (a)	63,800	4,448,136
NIKE, Inc. Class B	155,769	12,327,559
PVH Corp.	208,503	27,922,722
VF Corp.	9,226	2,164,235
		58,855,439
TOTAL CONSUMER DISCRETIONARY		1,053,830,655
CONSUMER STAPLES - 5.4%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	17,500	1,783,927
Coca-Cola Enterprises, Inc.	1,598,408	67,037,232
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Cott Corp.	195,780	$ 1,641,711
Dr. Pepper Snapple Group, Inc.	116,752	5,634,452
Molson Coors Brewing Co. Class B	255,753	13,470,511
Monster Beverage Corp. (a)	102,204	6,048,433
PepsiCo, Inc.	994,193	83,969,541
The Coca-Cola Co.	741,936	29,818,408
		209,404,215
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	43,750	3,211,614
Costco Wholesale Corp.	84,600	10,611,378
CVS Caremark Corp.	738,965	49,481,096
Kroger Co.	260,240	10,865,020
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	17,846	902,941
Sysco Corp.	140,475	4,724,174
Wal-Mart Stores, Inc.	815,589	66,070,865
Walgreen Co.	367,546	21,758,723
Whole Foods Market, Inc.	133,200	7,539,120
		175,164,931
Food Products - 0.8%
Amira Nature Foods Ltd. (a)	33,501	530,991
Archer Daniels Midland Co.	210,487	8,472,102
Bunge Ltd.	29,792	2,386,935
ConAgra Foods, Inc.	581,192	19,173,524
General Mills, Inc.	214,400	10,812,192
Green Mountain Coffee Roasters, Inc.	64,873	4,371,143
Greencore Group PLC	192,496	606,339
Hilton Food Group PLC	66,143	460,653
Ingredion, Inc.	29,155	2,016,360
Kellogg Co.	212,090	12,861,138
Kraft Foods Group, Inc.	117,872	6,261,361
Mead Johnson Nutrition Co. Class A	12,904	1,090,517
Mondelez International, Inc.	682,343	22,878,961
The J.M. Smucker Co.	25,330	2,640,399
		94,562,615
Household Products - 0.8%
Colgate-Palmolive Co.	40,900	2,691,629
Energizer Holdings, Inc.	78,682	8,682,559
Henkel AG & Co. KGaA	69,118	6,849,406
Procter & Gamble Co.	862,268	72,620,211
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Reckitt Benckiser Group PLC	4,580	$ 367,893
Svenska Cellulosa AB (SCA) (B Shares)	62,400	1,821,766
		93,033,464
Personal Products - 0.1%
Avon Products, Inc.	408,800	7,288,904
Elizabeth Arden, Inc. (a)	76,070	3,007,047
Herbalife Ltd.	13,300	926,744
		11,222,695
Tobacco - 0.6%
Altria Group, Inc.	64,100	2,370,418
British American Tobacco PLC (United Kingdom)	16,400	872,484
Imperial Tobacco Group PLC	39,940	1,518,823
Japan Tobacco, Inc.	102,900	3,475,367
Lorillard, Inc.	68,993	3,541,411
Philip Morris International, Inc.	642,326	54,944,566
		66,723,069
TOTAL CONSUMER STAPLES		650,110,989
ENERGY - 5.9%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	96,000	5,468,160
BW Offshore Ltd.	756,812	983,250
Cameron International Corp. (a)	140,261	7,769,057
Ensco PLC Class A	78,257	4,623,424
Essential Energy Services Ltd.	309,500	911,708
Halliburton Co.	60,784	3,202,101
National Oilwell Varco, Inc.	509,497	41,524,006
Noble Corp.	38,200	1,456,184
Schlumberger Ltd.	675,874	59,760,779
ShawCor Ltd. Class A	12,300	458,407
Transocean Ltd. (United States)	111,285	5,606,538
Vantage Drilling Co. (a)	637,946	1,192,959
Xtreme Drilling & Coil Services Corp. (a)	209,300	679,577
Xtreme Drilling & Coil Services Corp. (a)(e)	94,800	307,807
		133,943,957
Oil, Gas & Consumable Fuels - 4.8%
Access Midstream Partners LP	40,943	2,299,768
Anadarko Petroleum Corp.	160,903	14,291,404
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Antero Resources Corp.	93,997	$ 5,160,435
Apache Corp.	710,447	64,998,796
Ardmore Shipping Corp.	24,200	309,518
BPZ Energy, Inc. (a)	236,799	497,278
Cabot Oil & Gas Corp.	107,932	3,718,257
Chevron Corp.	821,902	100,633,681
Cimarex Energy Co.	46,700	4,416,886
Cobalt International Energy, Inc. (a)	62,238	1,383,551
Concho Resources, Inc. (a)	36,298	3,772,451
ConocoPhillips Co.	295,749	21,530,527
CONSOL Energy, Inc.	288,875	10,278,173
Devon Energy Corp.	28,000	1,697,360
Double Eagle Petroleum Co. (a)	72,918	164,795
Energen Corp.	24,417	1,762,175
EOG Resources, Inc.	78,058	12,879,570
EQT Corp.	83,260	7,086,259
Exxon Mobil Corp.	1,038,985	97,124,318
Hess Corp.	82,600	6,701,338
InterOil Corp. (a)	24,857	2,197,359
Marathon Oil Corp.	27,422	988,289
Markwest Energy Partners LP	36,113	2,494,325
MPLX LP	22,838	870,585
Noble Energy, Inc.	201,230	14,134,395
Northern Oil & Gas, Inc. (a)	188,963	3,013,960
Occidental Petroleum Corp.	691,399	65,655,249
Peabody Energy Corp.	432,636	7,873,975
Phillips 66 Co.	179,399	12,487,964
Phillips 66 Partners LP	31,400	1,034,316
Pioneer Natural Resources Co.	46,200	8,212,050
Range Resources Corp.	85,600	6,646,840
Rosetta Resources, Inc. (a)	13,400	677,638
Royal Dutch Shell PLC Class A sponsored ADR	457,900	30,541,930
Southcross Energy Partners LP	40,972	794,037
Spectra Energy Corp.	182,500	6,122,875
Suncor Energy, Inc.	91,265	3,166,854
TAG Oil Ltd. (a)	384,700	1,274,429
TAG Oil Ltd. (e)	13,400	44,391
Talisman Energy, Inc.	239,400	2,832,110
Tesoro Corp.	510,800	29,948,204
The Williams Companies, Inc.	125,254	4,411,446
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	169,600	$ 7,754,112
WPX Energy, Inc. (a)	101,233	1,881,921
		575,765,794
TOTAL ENERGY		709,709,751
FINANCIALS - 9.4%
Capital Markets - 0.8%
AllianceBernstein Holding LP	67,985	1,508,587
Ameriprise Financial, Inc.	84,805	9,180,141
BlackRock, Inc. Class A	22,300	6,751,325
E*TRADE Financial Corp. (a)	143,100	2,564,352
Franklin Resources, Inc.	13,600	753,304
Goldman Sachs Group, Inc.	68,928	11,644,696
GP Investments Ltd. Class A (depositary receipt) (a)	20,000	34,701
Invesco Ltd.	306,546	10,683,128
KKR & Co. LP	93,083	2,208,860
Monex Group, Inc.	283,700	1,146,486
Morgan Stanley	479,530	15,009,289
Northern Trust Corp.	137,700	8,122,923
Oaktree Capital Group LLC Class A	26,566	1,480,258
State Street Corp.	203,700	14,790,657
TD Ameritrade Holding Corp.	133,300	3,836,374
The Blackstone Group LP	91,537	2,616,127
UBS AG (NY Shares)	230,934	4,387,746
		96,718,954
Commercial Banks - 1.7%
Barclays PLC sponsored ADR	201,050	3,574,669
CIT Group, Inc.	305,350	15,414,068
KBC Groupe SA	13,926	794,751
M&T Bank Corp.	234,832	27,090,220
Nordea Bank AB	115,600	1,493,608
PNC Financial Services Group, Inc.	91,274	7,023,534
U.S. Bancorp	1,099,609	43,126,665
Wells Fargo & Co.	2,333,223	102,708,476
Zions Bancorporation	69,700	2,044,301
		203,270,292
Consumer Finance - 1.2%
American Express Co.	953,049	81,771,604
Capital One Financial Corp.	384,385	27,533,498
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	520,990	$ 27,768,767
SLM Corp.	90,733	2,418,034
		139,491,903
Diversified Financial Services - 3.2%
ASAC II LP (g)	241,305	2,766,650
Bank of America Corp.	2,401,766	37,995,938
Berkshire Hathaway, Inc. Class B (a)	288,543	33,623,916
Citigroup, Inc.	2,271,667	120,216,618
CME Group, Inc.	131,440	10,771,508
IntercontinentalExchange Group, Inc.	150,127	32,020,588
JPMorgan Chase & Co.	2,262,282	129,447,776
McGraw-Hill Companies, Inc.	298,726	22,255,087
PICO Holdings, Inc. (a)	63,518	1,539,041
		390,637,122
Insurance - 1.6%
ACE Ltd.	201,913	20,752,618
AFLAC, Inc.	24,542	1,628,853
Allied World Assurance Co. Holdings Ltd.	8,107	913,254
Allstate Corp.	637,970	34,622,632
American International Group, Inc.	224,860	11,186,785
Arthur J. Gallagher & Co.	14,845	690,886
Assured Guaranty Ltd.	166,559	3,910,805
Axis Capital Holdings Ltd.	8,412	413,282
CNA Financial Corp.	45,600	1,893,312
Everest Re Group Ltd.	6,918	1,084,950
Fidelity National Financial, Inc. Class A	224,288	6,520,052
Hartford Financial Services Group, Inc.	263,380	9,384,229
Lincoln National Corp.	88,820	4,559,131
Loews Corp.	76,000	3,598,600
Marsh & McLennan Companies, Inc.	537,325	25,496,071
MetLife, Inc.	362,980	18,943,926
Progressive Corp.	277,400	7,747,782
Prudential PLC	24,684	526,437
The Chubb Corp.	26,861	2,590,743
The Travelers Companies, Inc.	35,452	3,216,914
Unum Group	469,800	15,771,186
XL Group PLC Class A	499,900	15,991,801
		191,444,249
Real Estate Investment Trusts - 0.7%
American Tower Corp.	560,798	43,613,260
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.	58,500	$ 6,935,760
Beni Stabili SpA SIIQ	336,149	227,603
Boston Properties, Inc.	32,500	3,233,425
Cousins Properties, Inc.	11,932	127,792
Digital Realty Trust, Inc.	64,900	3,065,876
General Growth Properties, Inc.	58,100	1,205,575
Prologis, Inc.	22,107	838,519
Public Storage	6,100	931,470
Simon Property Group, Inc.	93,282	13,978,308
SL Green Realty Corp.	13,700	1,239,439
Vornado Realty Trust	80,100	7,043,193
Weyerhaeuser Co.	176,247	5,310,322
		87,750,542
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	12,801	310,296
CSI Properties Ltd.	9,230,000	375,031
Realogy Holdings Corp. (a)	496,064	23,508,473
		24,193,800
Thrifts & Mortgage Finance - 0.0%
WSFS Financial Corp.	10,998	835,188
TOTAL FINANCIALS		1,134,342,050
HEALTH CARE - 7.4%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	52,099	6,486,326
Alnylam Pharmaceuticals, Inc. (a)	50,900	3,115,080
Amgen, Inc.	213,759	24,385,627
Biogen Idec, Inc. (a)	56,962	16,574,233
Celgene Corp. (a)	98,436	15,923,992
Gilead Sciences, Inc. (a)	571,822	42,778,004
Grifols SA ADR	70,195	2,410,145
Incyte Corp. (a)	18,200	848,120
Infinity Pharmaceuticals, Inc. (a)	28,284	413,229
Isis Pharmaceuticals, Inc. (a)	30,000	1,162,800
KaloBios Pharmaceuticals, Inc. (e)	41,459	175,786
Regeneron Pharmaceuticals, Inc. (a)	13,900	4,084,654
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	57,853	$ 2,184,529
Vertex Pharmaceuticals, Inc. (a)	63,560	4,412,335
		124,954,860
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	273,400	10,441,146
Ansell Ltd.	31,178	576,393
Baxter International, Inc.	165,525	11,330,186
Becton, Dickinson & Co.	95,500	10,370,345
Boston Scientific Corp. (a)	365,100	4,227,858
Covidien PLC	359,170	24,516,944
DENTSPLY International, Inc.	102,800	4,889,168
Genmark Diagnostics, Inc. (a)	92,800	1,104,320
Hill-Rom Holdings, Inc.	26,476	1,096,371
Intuitive Surgical, Inc. (a)	26,590	10,021,771
St. Jude Medical, Inc.	82,700	4,831,334
Stryker Corp.	289,229	21,524,422
The Cooper Companies, Inc.	16,943	2,232,071
Zimmer Holdings, Inc.	10,400	950,664
		108,112,993
Health Care Providers & Services - 1.2%
Aetna, Inc.	124,500	8,581,785
AmerisourceBergen Corp.	41,205	2,906,189
AmSurg Corp. (a)	20,479	989,545
Cardinal Health, Inc.	46,217	2,985,618
DaVita, Inc. (a)	23,456	1,396,805
Emeritus Corp. (a)	41,600	936,416
Express Scripts Holding Co. (a)	544,791	36,691,674
HCA Holdings, Inc.	65,700	3,049,794
Humana, Inc.	18,600	1,934,214
McKesson Corp.	160,039	26,548,870
Qualicorp SA (a)	45,100	421,584
Quest Diagnostics, Inc.	48,326	2,944,986
Surgical Care Affiliates, Inc.	37,645	1,145,914
UnitedHealth Group, Inc.	533,800	39,757,424
WellPoint, Inc.	96,900	9,000,072
		139,290,890
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	229,321	12,284,726
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Lonza Group AG	10,294	$ 959,100
Thermo Fisher Scientific, Inc.	113,754	11,472,091
		24,715,917
Pharmaceuticals - 4.1%
AbbVie, Inc.	602,920	29,211,474
Actavis PLC (a)	249,633	40,707,653
Allergan, Inc.	155,020	15,044,691
Bayer AG	12,100	1,614,553
Biodelivery Sciences International, Inc. (a)	170,643	819,086
Bristol-Myers Squibb Co.	140,565	7,222,230
Cadence Pharmaceuticals, Inc. (a)	130,673	1,178,670
Eli Lilly & Co.	138,300	6,945,426
Horizon Pharma, Inc. (a)	275,378	1,988,229
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	23,674	71,423
warrants 9/25/17 (a)	78,850	222,325
Johnson & Johnson	1,061,825	100,512,355
Merck & Co., Inc.	502,400	25,034,592
Novartis AG sponsored ADR	3,471	274,626
Novo Nordisk A/S Series B	11,700	2,091,549
Perrigo Co.	22,905	3,570,660
Pfizer, Inc.	4,810,845	152,648,112
Sanofi SA	114,953	12,145,785
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,103	2,490,558
Valeant Pharmaceuticals International, Inc. (Canada) (a)	19,300	2,116,089
Zoetis, Inc. Class A	2,815,169	87,692,514
		493,602,600
TOTAL HEALTH CARE		890,677,260
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.6%
General Dynamics Corp.	133,190	12,208,195
Honeywell International, Inc.	403,489	35,712,811
L-3 Communications Holdings, Inc.	11,860	1,227,036
Lockheed Martin Corp.	267,813	37,941,068
Meggitt PLC	192,615	1,573,043
Northrop Grumman Corp.	479,609	54,042,342
Precision Castparts Corp.	59,167	15,291,711
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	512,302	$ 45,430,941
Textron, Inc.	131,800	4,379,714
The Boeing Co.	340,802	45,752,669
United Technologies Corp.	504,378	55,915,345
		309,474,875
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	31,300	1,359,672
FedEx Corp.	246,947	34,251,549
United Parcel Service, Inc. Class B	117,508	12,030,469
		47,641,690
Airlines - 0.3%
Delta Air Lines, Inc.	977,833	28,337,600
United Continental Holdings, Inc. (a)	213,300	8,372,025
		36,709,625
Building Products - 0.0%
A.O. Smith Corp.	28,800	1,559,520
Masco Corp.	190,131	4,262,737
		5,822,257
Commercial Services & Supplies - 0.6%
Iron Mountain, Inc.	142,779	4,014,945
KAR Auction Services, Inc.	49,800	1,373,982
Republic Services, Inc.	38,621	1,348,259
Stericycle, Inc. (a)	43,800	5,145,624
Tyco International Ltd.	1,426,490	54,406,329
Waste Management, Inc.	26,400	1,205,952
		67,495,091
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	112,900	3,342,969
URS Corp.	62,847	3,266,159
		6,609,128
Electrical Equipment - 0.6%
AMETEK, Inc.	23,150	1,139,443
Eaton Corp. PLC	519,465	37,744,327
Emerson Electric Co.	259,125	17,358,784
EnerSys	13,774	982,775
Generac Holdings, Inc.	48,250	2,569,795
Hubbell, Inc. Class B	32,629	3,520,995
Prysmian SpA	85,071	2,221,726
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	21,949	$ 1,615,007
Roper Industries, Inc.	20,200	2,619,940
		69,772,792
Industrial Conglomerates - 0.9%
3M Co.	269,200	35,940,892
Danaher Corp.	422,734	31,620,503
General Electric Co.	1,633,067	43,537,566
Koninklijke Philips Electronics NV	55,600	1,988,317
		113,087,278
Machinery - 1.1%
Andritz AG	15,084	956,452
Cummins, Inc.	267,475	35,402,991
Dover Corp.	92,460	8,389,820
Flowserve Corp.	465,216	33,207,118
Global Brass & Copper Holdings, Inc.	44,998	742,467
Illinois Tool Works, Inc.	20,840	1,658,447
Ingersoll-Rand PLC	91,955	6,567,426
Joy Global, Inc.	119,125	6,737,710
Manitowoc Co., Inc.	116,904	2,407,053
Parker Hannifin Corp.	231,475	27,277,014
Pentair Ltd.	31,715	2,242,885
Stanley Black & Decker, Inc.	68,276	5,556,984
Weg SA	30,300	411,485
Xylem, Inc.	70,700	2,443,392
		134,001,244
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	134,432	455,724
Professional Services - 0.1%
Dun & Bradstreet Corp.	33,908	3,962,150
Huron Consulting Group, Inc. (a)	10,070	598,561
Michael Page International PLC	121,700	945,904
Robert Half International, Inc.	42,700	1,649,501
Towers Watson & Co.	87,280	9,827,728
		16,983,844
Road & Rail - 0.9%
Canadian National Railway Co.	161,660	18,210,047
Canadian Pacific Railway Ltd.	90,868	13,968,641
Con-way, Inc.	21,800	902,302
CSX Corp.	350,875	9,568,361
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	227,350	$ 19,936,322
Union Pacific Corp.	285,753	46,303,416
		108,889,089
Trading Companies & Distributors - 0.0%
Fastenal Co.	67,400	3,136,122
Houston Wire & Cable Co.	56,475	762,413
W.W. Grainger, Inc.	9,500	2,450,240
		6,348,775
TOTAL INDUSTRIALS		923,291,412
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,390,514	29,548,423
Juniper Networks, Inc. (a)	124,500	2,523,615
Motorola Solutions, Inc.	79,700	5,250,636
QUALCOMM, Inc.	1,210,869	89,095,741
		126,418,415
Computers & Peripherals - 2.4%
Apple, Inc.	412,626	229,448,940
Electronics for Imaging, Inc. (a)	36,160	1,431,936
EMC Corp.	1,093,296	26,075,110
SanDisk Corp.	36,400	2,480,660
Western Digital Corp.	431,667	32,392,292
		291,828,938
Electronic Equipment & Components - 0.2%
Avnet, Inc.	102,190	4,077,381
Corning, Inc.	289,829	4,950,279
National Instruments Corp.	13,749	429,794
TE Connectivity Ltd.	326,479	17,211,973
Trimble Navigation Ltd. (a)	103,100	3,288,890
		29,958,317
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	107,800	4,820,816
Criteo SA sponsored ADR	19,180	692,398
Demandware, Inc. (a)	14,686	832,256
eBay, Inc. (a)	644,558	32,563,070
Equinix, Inc. (a)	32,600	5,238,820
Facebook, Inc. Class A (a)	337,304	15,856,661
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	138,484	$ 146,736,262
Mail.Ru Group Ltd.:
GDR (e)	2,400	99,240
GDR (Reg. S)	20,000	827,000
Twitter, Inc.	51,600	2,145,012
Velti PLC (g)	147,198	12,122
VeriSign, Inc. (a)	67,400	3,832,364
Yahoo!, Inc. (a)	294,501	10,890,647
		224,546,668
IT Services - 2.0%
Accenture PLC Class A	149,131	11,553,179
Amdocs Ltd.	172,995	6,999,378
Automatic Data Processing, Inc.	108,600	8,690,172
Cognizant Technology Solutions Corp. Class A (a)	112,004	10,516,056
Computer Sciences Corp.	7,402	389,493
EPAM Systems, Inc. (a)	5,270	186,927
ExlService Holdings, Inc. (a)	23,390	616,560
Fidelity National Information Services, Inc.	154,000	7,804,720
IBM Corp.	158,075	28,402,916
MasterCard, Inc. Class A	51,607	39,263,122
Total System Services, Inc.	93,332	2,897,959
Visa, Inc. Class A	586,004	119,228,374
		236,548,856
Office Electronics - 0.0%
Xerox Corp.	361,427	4,113,039
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp.	185,900	5,995,275
Applied Materials, Inc.	501,400	8,674,220
ASML Holding NV	11,177	1,043,708
Atmel Corp. (a)	266,500	2,038,725
Avago Technologies Ltd.	183,586	8,211,802
Broadcom Corp. Class A	305,200	8,145,788
Intel Corp.	1,375,330	32,787,867
Linear Technology Corp.	1,241,236	52,814,592
LSI Corp.	754,940	6,092,366
LTX-Credence Corp. (a)	113,718	821,044
Maxim Integrated Products, Inc.	31,943	909,737
Monolithic Power Systems, Inc.	14,424	481,762
NXP Semiconductors NV (a)	31,079	1,320,858
Samsung Electronics Co. Ltd.	2,099	2,963,406
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)	57,182	$ 1,520,469
Texas Instruments, Inc.	204,555	8,795,865
		142,617,484
Software - 1.8%
Activision Blizzard, Inc.	164,203	2,825,934
Adobe Systems, Inc. (a)	13,195	749,212
Autodesk, Inc. (a)	262,900	11,896,225
Check Point Software Technologies Ltd. (a)	78,800	4,874,568
Citrix Systems, Inc. (a)	185,740	11,018,097
Comverse, Inc.	14,189	475,332
Constellation Software, Inc.	8,000	1,421,185
Electronic Arts, Inc. (a)	89,262	1,979,831
Intuit, Inc.	16,472	1,222,717
Microsoft Corp.	2,922,439	111,432,599
Oracle Corp.	1,356,788	47,881,049
Red Hat, Inc. (a)	394,340	18,474,829
Symantec Corp.	38,730	871,038
TIBCO Software, Inc. (a)	108,740	2,628,246
		217,750,862
TOTAL INFORMATION TECHNOLOGY		1,273,782,579
MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	81,590	8,879,440
Airgas, Inc.	11,500	1,249,245
Axiall Corp.	37,941	1,718,727
Cabot Corp.	64,266	3,136,181
Celanese Corp. Class A	101,000	5,669,130
Chemtura Corp. (a)	12,356	326,198
Eastman Chemical Co.	117,572	9,056,571
Ecolab, Inc.	168,000	18,004,560
LyondellBasell Industries NV Class A	116,163	8,965,460
Monsanto Co.	619,541	70,212,582
Potash Corp. of Saskatchewan, Inc.	99,300	3,143,807
PPG Industries, Inc.	39,284	7,230,613
Praxair, Inc.	76,400	9,646,264
Rockwood Holdings, Inc.	1,090,916	74,684,109
Royal DSM NV	9,000	706,481
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
RPM International, Inc.	38,311	$ 1,517,116
Sherwin-Williams Co.	32,600	5,966,778
The Dow Chemical Co.	80,900	3,159,954
The Mosaic Co.	238,140	11,406,906
W.R. Grace & Co. (a)	57,287	5,501,271
		250,181,393
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	43,600	4,210,016
Vulcan Materials Co.	342,949	19,332,035
		23,542,051
Containers & Packaging - 0.3%
Ball Corp.	65,900	3,293,682
MeadWestvaco Corp.	783,800	27,519,218
Nampak Ltd.	227,327	875,772
Rock-Tenn Co. Class A	13,100	1,236,902
		32,925,574
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd. (Canada)	454,144	12,523,099
Freeport-McMoRan Copper & Gold, Inc.	286,600	9,942,154
Ivanhoe Mine Ltd. (a)(e)	226,965	448,569
Newmont Mining Corp.	76,400	1,897,012
Nucor Corp.	87,000	4,442,220
Randgold Resources Ltd. sponsored ADR	18,200	1,287,650
Turquoise Hill Resources Ltd. (a)	100,555	414,504
U.S. Silica Holdings, Inc.	91,100	3,143,861
		34,099,069
Paper & Forest Products - 0.0%
Boise Cascade Co.	28,960	743,114
International Paper Co.	152,662	7,121,682
		7,864,796
TOTAL MATERIALS		348,612,883
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	627,000	22,076,670
CenturyLink, Inc.	271,622	8,338,795
Verizon Communications, Inc.	1,116,363	55,393,932
		85,809,397
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV Series L sponsored ADR	192,380	$ 4,470,911
Crown Castle International Corp. (a)	95,300	7,074,119
Mobile TeleSystems OJSC sponsored ADR	59,520	1,254,682
SBA Communications Corp. Class A (a)	134,294	11,437,820
SoftBank Corp.	17,100	1,383,757
T-Mobile U.S., Inc. (a)	33,500	871,335
Telephone & Data Systems, Inc.	31,784	883,913
Vodafone Group PLC	474,700	1,759,887
Vodafone Group PLC sponsored ADR	813,375	30,168,079
		59,304,503
TOTAL TELECOMMUNICATION SERVICES		145,113,900
UTILITIES - 1.6%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	243,100	11,440,286
Edison International	1,128,029	52,126,220
Entergy Corp.	111,600	6,906,924
Exelon Corp.	224,340	6,036,989
FirstEnergy Corp.	102,313	3,338,473
ITC Holdings Corp.	355,465	32,162,473
NextEra Energy, Inc.	16,923	1,431,517
Northeast Utilities	85,124	3,496,894
Xcel Energy, Inc.	37,958	1,063,583
		118,003,359
Gas Utilities - 0.0%
BW LPG Ltd. (a)	111,241	898,737
National Fuel Gas Co.	26,866	1,812,918
		2,711,655
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	156,100	2,951,851
NRG Energy, Inc.	250,300	6,622,938
The AES Corp.	956,183	13,931,586
		23,506,375
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	239,236	5,605,299
CMS Energy Corp.	155,900	4,137,586
Dominion Resources, Inc.	15,200	986,632
DTE Energy Co.	228,890	15,276,119
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	121,400	$ 3,838,668
PG&E Corp.	236,465	9,546,092
Sempra Energy	27,956	2,472,429
TECO Energy, Inc.	102,800	1,751,712
		43,614,537
TOTAL UTILITIES		187,835,926
TOTAL COMMON STOCKS (Cost $5,526,546,932)		7,317,307,405
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Mobileye NV Series F (a)(g)	26,415	921,884
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	7,324	1,943,597
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	35,947	4,076,097
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,019,694
TOTAL PREFERRED STOCKS (Cost $5,498,611)		6,941,578
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (e)	$ 76,000	76,713
Convertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17	$ 686,000	$ 499,518
BPZ Energy, Inc. 8.5% 10/1/17	490,000	454,475
		953,993
TOTAL CONVERTIBLE BONDS (Cost $1,204,826)		1,030,706
Equity Funds - 35.9%
	Shares
Large Blend Funds - 29.3%
BBH Core Select Fund Class N	35,205,211	761,840,776
FMI Large Cap Fund	21,110,669	457,890,421
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	78,478,415	2,310,404,524
TOTAL LARGE BLEND FUNDS		3,530,135,721
Large Growth Funds - 4.3%
Fidelity Advisor New Insights Fund Institutional Class (d)	17,472,866	521,390,330
Mid-Cap Value Funds - 1.9%
Putnam Equity Spectrum Fund Class A	5,614,572	234,352,226
Sector Funds - 0.4%
Health Care Select Sector SPDR ETF	475,131	26,255,739
Market Vectors Oil Services ETF	366,774	17,748,194
TOTAL SECTOR FUNDS		44,003,933
TOTAL EQUITY FUNDS (Cost $2,928,817,220)		4,329,882,210
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 12/5/13 to 5/1/14 (f) (Cost $1,349,762)	$ 1,350,000	1,349,717
Money Market Funds - 3.2%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (c)	376,666,897	$ 376,666,897
Fidelity Cash Central Fund, 0.10% (b)	14,637,172	14,637,172
TOTAL MONEY MARKET FUNDS (Cost $391,304,069)		391,304,069
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,854,721,420)		12,047,815,685
NET OTHER ASSETS (LIABILITIES) - 0.2%		23,712,144
NET ASSETS - 100%		$ 12,071,527,829
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,200 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 198,451,000	$ 8,841,030

The face value of futures purchased as a percentage of net assets is 1.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,152,506 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,049,796.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,700,656 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 2,413,050
Mobileye NV Series F	8/15/13	$ 921,884
Velti PLC	4/19/13	$ 220,797
(h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,763
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 537,795,478	$ -	$ 86,077,288	$ -	$ 521,390,330
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,055,774,252	$ 1,055,774,252	$ -	$ -
Consumer Staples	654,187,086	651,530,675	2,656,411	-
Energy	709,709,751	709,709,751	-	-
Financials	1,134,342,050	1,131,048,963	526,437	2,766,650
Health Care	890,677,260	876,146,178	14,531,082	-
Industrials	923,291,412	921,303,095	1,988,317	-
Information Technology	1,274,704,463	1,273,770,457	12,122	921,884
Materials	348,612,883	348,612,883	-	-
Telecommunication Services	145,113,900	143,354,013	1,759,887	-
Utilities	187,835,926	187,835,926	-	-
Corporate Bonds	1,030,706	-	1,030,706	-
Equity Funds	4,329,882,210	4,329,882,210	-	-
U.S. Treasury Obligations	1,349,717	-	1,349,717	-
Money Market Funds	391,304,069	391,304,069	-	-
Total Investments in Securities:	$ 12,047,815,685	$ 12,020,272,472	$ 23,854,679	$ 3,688,534
Derivative Instruments:
Assets
Futures Contracts	$ 8,841,030	$ 8,841,030	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,841,030	$ -
Total Value of Derivatives	$ 8,841,030	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,523,801,075)	$ 11,511,788,183
Fidelity Central Funds (cost $14,637,172)	14,637,172
Affiliated issuers (cost $316,283,173)	521,390,330
Total Investments (cost $8,854,721,420)		$ 12,047,815,685
Segregated cash with brokers for derivative instruments		8,138,500
Cash		35,192
Foreign currency held at value (cost $1,314,763)		1,316,423
Receivable for investments sold		59,745,658
Receivable for fund shares sold		11,665,224
Dividends receivable		15,029,643
Interest receivable		17,374
Distributions receivable from Fidelity Central Funds		889
Other receivables		9,980
Total assets		12,143,774,568

Liabilities
Payable for investments purchased	$ 68,001,873
Payable for fund shares redeemed	2,187,607
Accrued management fee	2,025,278
Payable for daily variation margin for derivative instruments	22,000
Other payables and accrued expenses	9,981
Total liabilities		72,246,739

Net Assets		$ 12,071,527,829
Net Assets consist of:
Paid in capital		$ 8,467,200,572
Undistributed net investment income		51,185,955
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		351,204,508
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,201,936,794
Net Assets, for 801,602,820 shares outstanding		$ 12,071,527,829
Net Asset Value, offering price and redemption price per share ($12,071,527,829 ÷ 801,602,820 shares)		$ 15.06

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 62,436,109
Interest		125,516
Income from Fidelity Central Funds		4,763
Total income		62,566,388

Expenses
Management fee	$ 25,184,912
Independent trustees' compensation	61,936
Miscellaneous	8,940
Total expenses before reductions	25,255,788
Expense reductions	(14,056,422)	11,199,366
Net investment income (loss)		51,367,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	347,104,234
Affiliated issuers	21,539,921
Foreign currency transactions	9,569
Futures contracts	22,667,749
Total net realized gain (loss)		391,321,473
Change in net unrealized appreciation (depreciation) on: Investment securities	855,069,503
Assets and liabilities in foreign currencies	3,175
Futures contracts	(2,315,674)
Total change in net unrealized appreciation (depreciation)		852,757,004
Net gain (loss)		1,244,078,477
Net increase (decrease) in net assets resulting from operations		$ 1,295,445,499

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,367,022	$ 125,434,147
Net realized gain (loss)	391,321,473	430,467,221
Change in net unrealized appreciation (depreciation)	852,757,004	1,721,053,333
Net increase (decrease) in net assets resulting from operations	1,295,445,499	2,276,954,701
Distributions to shareholders from net investment income	(38,525,415)	(117,260,537)
Distributions to shareholders from net realized gain	(409,426,938)	(129,354,430)
Total distributions	(447,952,353)	(246,614,967)
Share transactions Proceeds from sales of shares	1,540,325,687	2,332,101,073
Reinvestment of distributions	447,112,433	245,961,067
Cost of shares redeemed	(1,548,970,795)	(1,887,175,945)
Net increase (decrease) in net assets resulting from share transactions	438,467,325	690,886,195
Total increase (decrease) in net assets	1,285,960,471	2,721,225,929

Net Assets
Beginning of period	10,785,567,358	8,064,341,429
End of period (including undistributed net investment income of $51,185,955 and undistributed net investment income of $38,344,348, respectively)	$ 12,071,527,829	$ 10,785,567,358
Other Information Shares
Sold	108,777,670	184,995,775
Issued in reinvestment of distributions	33,242,560	21,074,159
Redeemed	(111,072,117)	(150,530,166)
Net increase (decrease)	30,948,113	55,539,768

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 11.28	$ 12.06	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.13	.10	.03
Net realized and unrealized gain (loss)	1.58	2.89	(.56)	2.32	(.29)
Total from investment operations	1.65	3.06	(.43)	2.42	(.26)
Distributions from net investment income	(.05)	(.16)	(.12)	(.08)	-
Distributions from net realized gain	(.54)	(.18)	(.23)	(.02)	-
Total distributions	(.59)	(.34)	(.35)	(.10)	-
Net asset value, end of period	$ 15.06	$ 14.00	$ 11.28	$ 12.06	$ 9.74
Total Return B, C	12.31%	27.75%	(3.58)%	24.93%	(2.60)%
Ratios to Average Net Assets E, G
Expenses before reductions	.46% A	.44%	.41%	.41%	.43% A
Expenses net of fee waivers, if any	.20% A	.19%	.16%	.15%	.18% A
Expenses net of all reductions	.20% A	.19%	.16%	.15%	.18% A
Net investment income (loss)	.94% A	1.36%	1.20%	.90%	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,071,528	$ 10,785,567	$ 8,064,341	$ 8,524,136	$ 2,662,628
Portfolio turnover rate H	107% A	73%	64% I	54%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F For the period December 30, 2009 (commencement of operations) to May 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable,

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2. Significant Accounting Policies - continued

Investment Valuation - continued

shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,206,233,075
Gross unrealized depreciation	(43,012,653)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,163,220,422

Tax cost	$ 8,884,595,263

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $22,667,749 and a change in net unrealized appreciation (depreciation) of $(2,315,674) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $5,698,379,813 and $5,682,462,069, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P., Cornerstone Investment Partners, LLC, First Eagle Investment Management, LLC, Lazard Asset Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $159,927 for the period.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the

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Notes to Financial Statements (Unaudited) - continued

6. Investments in Fidelity Central Funds - continued

Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser, Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,940 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $13,733,895. In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $299,833.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,190 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $504.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Cornerstone Investment Partners, LLC (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2015, and its proposal to extend the management fee waiver through September 30, 2016. In addition, the Board also considered that the 0.25% portion of the management fee paid to Strategic Advisers is all-inclusive and that Strategic Advisers pays the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, First Eagle, Lazard, OppenheimerFunds, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2012, the cumulative total returns of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods and that the fund had out-performed 68% and 56% of its peers, respectively, for the one- and three-year periods ended December 31, 2012. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown and lower than its benchmark for the three-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2016 and considered that the fund's maximum aggregate annual management fee rate may not exceed 1.00%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Core Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses (giving effect to the fund's all-inclusive management fee) were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2012 it had approved a Sub-Advisory Agreement with T. Rowe Price contained an additional breakpoint. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2016.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Cornerstone Investment Partners, LLC

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SAI-COR-USAN-0114
1.922645.103

Strategic Advisers®
Core Multi-Manager Fund

Class F

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013) for Core Multi-Manager and Class F and for the period (November 12, 2013 to November 30, 2013) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During Period
Core Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,117.90	$ 5.15 C
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91D
Class F	.87%
Actual		$ 1,000.00	$ 1,118.80	$ 4.62C
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41D
Class L	.97%
Actual		$ 1,000.00	$ 1,023.70	$ .51C
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91D
Class N	1.22%
Actual		$ 1,000.00	$ 1,023.70	$ .64C
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Core Multi-Manager and Class F, and multiplied by 19/365 (to reflect the period November 12, 2013 to November 30, 2013) for Class L and Class N. The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	2.8
Pfizer, Inc.	1.9	1.6
Google, Inc. Class A	1.8	1.5
JPMorgan Chase & Co.	1.6	1.7
Microsoft Corp.	1.5	1.6
Visa, Inc. Class A	1.5	0.6
Exxon Mobil Corp.	1.5	1.7
Citigroup, Inc.	1.4	1.5
Comcast Corp. Class A	1.4	0.4
Johnson & Johnson	1.2	1.2
	16.8
Top Five Market Sectors as of November 30, 2013
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.4	15.9
Financials	14.3	14.9
Consumer Discretionary	13.1	14.1
Health Care	11.8	11.4
Industrials	11.3	11.5
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Stocks 93.6%	Stocks 95.0%
Corporate Bonds 0.0%*	Corporate Bonds 0.0%*
Sector Funds 1.2%	Sector Funds 1.1%
Short-Term Investments and Net Other Assets (Liabilities) 5.2%	Short-Term Investments and Net Other Assets (Liabilities) 3.9%

* Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.4%
Delphi Automotive PLC	2,599	$ 152,171
Johnson Controls, Inc.	2,186	110,415
TRW Automotive Holdings Corp. (a)	700	54,320
		316,906
Automobiles - 0.5%
Ford Motor Co.	4,784	81,711
General Motors Co. (a)	5,300	205,269
Harley-Davidson, Inc.	1,282	85,920
		372,900
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	1,400	9,320
H&R Block, Inc.	1,054	29,396
Kroton Educacional SA	500	8,407
		47,123
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	858	40,352
Carnival Corp. unit	2,100	75,831
Chipotle Mexican Grill, Inc. (a)	200	104,772
Dunkin' Brands Group, Inc.	940	46,041
Extended Stay America, Inc. unit	478	12,036
Las Vegas Sands Corp.	1,611	115,476
McDonald's Corp.	1,000	97,370
Panera Bread Co. Class A (a)	200	35,378
Red Robin Gourmet Burgers, Inc. (a)	100	7,971
Sonic Corp. (a)	300	5,937
Starbucks Corp.	2,500	203,650
Starwood Hotels & Resorts Worldwide, Inc.	1,300	96,824
Tim Hortons, Inc.	800	46,664
Wyndham Worldwide Corp.	1,743	124,991
Yum! Brands, Inc.	267	20,741
		1,034,034
Household Durables - 0.2%
Harman International Industries, Inc.	500	40,520
Lennar Corp. Class A	1,000	35,760
Mohawk Industries, Inc. (a)	475	66,510
Taylor Wimpey PLC	2,092	3,642
Whirlpool Corp.	57	8,707
		155,139
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	1,319	$ 519,185
Netflix, Inc. (a)	400	146,320
priceline.com, Inc. (a)	254	302,852
zulily, Inc.	248	8,678
		977,035
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	2,950	158,769
Mattel, Inc.	4,550	210,529
Polaris Industries, Inc.	69	9,209
		378,507
Media - 4.8%
Antena 3 de Television SA	616	9,475
CBS Corp. Class B	3,575	209,352
Charter Communications, Inc. Class A (a)	315	42,557
Comcast Corp.:
Class A	21,449	1,069,662
Class A (special) (non-vtg.)	2,085	100,393
DIRECTV (a)	1,328	87,794
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,500	121,155
Interpublic Group of Companies, Inc.	2,000	34,800
Ipsos SA	119	4,962
Liberty Global PLC Class A (a)	585	50,199
Liberty Media Corp. Class A (a)	605	92,843
MDC Partners, Inc. Class A (sub. vtg.)	673	15,317
News Corp.:
Class A (a)	4,200	75,432
Class B (a)	9,638	173,195
Omnicom Group, Inc.	162	11,575
Smiles SA	100	1,407
The Walt Disney Co.	3,223	227,350
Time Warner Cable, Inc.	2,449	338,501
Time Warner, Inc.	4,710	309,494
Twenty-First Century Fox, Inc. Class A	7,925	265,408
Valassis Communications, Inc.	100	2,936
Viacom, Inc. Class B (non-vtg.)	5,421	434,602
		3,678,409
Multiline Retail - 0.9%
Dollar General Corp. (a)	1,451	82,620
Dollar Tree, Inc. (a)	1,900	105,735
Kohl's Corp.	1,700	93,976
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	5,627	$ 299,694
Target Corp.	1,500	95,895
		677,920
Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	741	12,056
AutoZone, Inc. (a)	734	338,814
Bed Bath & Beyond, Inc. (a)	1,648	128,593
Best Buy Co., Inc.	143	5,799
CarMax, Inc. (a)	3,300	166,155
Foot Locker, Inc.	262	10,189
GNC Holdings, Inc.	16	963
Home Depot, Inc.	7,140	575,984
Kingfisher PLC	800	4,921
L Brands, Inc.	1,897	123,286
Lewis Group Ltd.	100	638
Lowe's Companies, Inc.	2,582	122,593
Office Depot, Inc. (a)	1,530	8,323
Rent-A-Center, Inc.	333	11,342
Ross Stores, Inc.	2,496	190,844
Signet Jewelers Ltd.	100	7,684
Staples, Inc.	1,732	26,898
TJX Companies, Inc.	1,862	117,083
		1,852,165
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,690	97,851
Fossil Group, Inc. (a)	400	50,908
Kering SA	35	7,764
lululemon athletica, Inc. (a)	1,000	69,720
NIKE, Inc. Class B	2,047	162,000
PVH Corp.	1,577	211,192
VF Corp.	51	11,964
		611,399
TOTAL CONSUMER DISCRETIONARY		10,101,537
CONSUMER STAPLES - 8.5%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	118	12,029
Coca-Cola Enterprises, Inc.	13,260	556,124
Cott Corp.	1,190	9,979
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc.	1,213	$ 58,539
Molson Coors Brewing Co. Class B	2,025	106,657
Monster Beverage Corp. (a)	1,078	63,796
PepsiCo, Inc.	9,949	840,293
The Coca-Cola Co.	9,430	378,992
		2,026,409
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	300	22,022
Costco Wholesale Corp.	1,300	163,059
CVS Caremark Corp.	6,145	411,469
Kroger Co.	3,220	134,435
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	100	5,060
Sysco Corp.	1,115	37,497
Wal-Mart Stores, Inc.	7,384	598,178
Walgreen Co.	2,292	135,686
Whole Foods Market, Inc.	2,100	118,860
		1,626,266
Food Products - 1.2%
Amira Nature Foods Ltd. (a)	200	3,170
Archer Daniels Midland Co.	2,700	108,675
Bunge Ltd.	236	18,908
ConAgra Foods, Inc.	3,635	119,919
General Mills, Inc.	3,300	166,419
Green Mountain Coffee Roasters, Inc.	783	52,759
Greencore Group PLC	1,200	3,780
Hilton Food Group PLC	400	2,786
Ingredion, Inc.	165	11,411
Kellogg Co.	2,901	175,917
Kraft Foods Group, Inc.	1,007	53,492
Mead Johnson Nutrition Co. Class A	67	5,662
Mondelez International, Inc.	6,452	216,336
The J.M. Smucker Co.	211	21,995
		961,229
Household Products - 1.4%
Colgate-Palmolive Co.	600	39,486
Energizer Holdings, Inc.	916	101,081
Henkel AG & Co. KGaA	586	58,071
Procter & Gamble Co.	10,054	846,748
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Reckitt Benckiser Group PLC	40	$ 3,213
Svenska Cellulosa AB (SCA) (B Shares)	400	11,678
		1,060,277
Personal Products - 0.2%
Avon Products, Inc.	6,300	112,329
Elizabeth Arden, Inc. (a)	600	23,718
Herbalife Ltd.	118	8,222
		144,269
Tobacco - 1.0%
Altria Group, Inc.	1,200	44,376
British American Tobacco PLC (United Kingdom)	100	5,320
Imperial Tobacco Group PLC	255	9,697
Japan Tobacco, Inc.	700	23,642
Lorillard, Inc.	400	20,532
Philip Morris International, Inc.	7,618	651,644
		755,211
TOTAL CONSUMER STAPLES		6,573,661
ENERGY - 9.1%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	1,500	85,440
BW Offshore Ltd.	4,834	6,280
Cameron International Corp. (a)	1,696	93,941
Ensco PLC Class A	464	27,413
Essential Energy Services Ltd.	1,952	5,750
Halliburton Co.	370	19,492
National Oilwell Varco, Inc.	4,088	333,172
Noble Corp.	232	8,844
Schlumberger Ltd.	6,606	584,103
Transocean Ltd. (United States)	875	44,083
Vantage Drilling Co. (a)	4,060	7,592
Xtreme Drilling & Coil Services Corp. (a)	1,342	4,357
Xtreme Drilling & Coil Services Corp. (a)(c)	600	1,948
		1,222,415
Oil, Gas & Consumable Fuels - 7.5%
Access Midstream Partners LP	300	16,851
Anadarko Petroleum Corp.	2,002	177,818
Antero Resources Corp.	591	32,446
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	6,770	$ 619,387
Ardmore Shipping Corp.	200	2,558
BPZ Energy, Inc. (a)	1,622	3,406
Cabot Oil & Gas Corp.	1,546	53,260
Chevron Corp.	7,664	938,380
Cimarex Energy Co.	600	56,748
Cobalt International Energy, Inc. (a)	434	9,648
Concho Resources, Inc. (a)	420	43,651
ConocoPhillips Co.	2,840	206,752
CONSOL Energy, Inc.	2,705	96,244
Devon Energy Corp.	400	24,248
Double Eagle Petroleum Co. (a)	433	979
Energen Corp.	135	9,743
EOG Resources, Inc.	488	80,520
EQT Corp.	1,056	89,876
Exxon Mobil Corp.	11,970	1,118,956
Hess Corp.	1,300	105,469
InterOil Corp. (a)	202	17,857
Marathon Oil Corp.	200	7,208
Markwest Energy Partners LP	233	16,093
MPLX LP	100	3,812
Noble Energy, Inc.	1,652	116,036
Northern Oil & Gas, Inc. (a)	1,161	18,518
Occidental Petroleum Corp.	6,064	575,837
Peabody Energy Corp.	3,216	58,531
Phillips 66 Co.	2,491	173,399
Phillips 66 Partners LP	200	6,588
Pioneer Natural Resources Co.	700	124,425
Range Resources Corp.	1,300	100,945
Royal Dutch Shell PLC Class A sponsored ADR	4,175	278,473
Southcross Energy Partners LP	300	5,814
Spectra Energy Corp.	2,800	93,940
Suncor Energy, Inc.	564	19,571
TAG Oil Ltd. (a)	2,460	8,149
TAG Oil Ltd. (c)	100	331
Talisman Energy, Inc.	3,600	42,588
Tesoro Corp.	4,227	247,829
The Williams Companies, Inc.	1,047	36,875
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	2,600	$ 118,872
WPX Energy, Inc. (a)	1,566	29,112
		5,787,743
TOTAL ENERGY		7,010,158
FINANCIALS - 14.3%
Capital Markets - 1.6%
AllianceBernstein Holding LP	389	8,632
Ameriprise Financial, Inc.	1,264	136,828
BlackRock, Inc. Class A	348	105,357
E*TRADE Financial Corp. (a)	2,300	41,216
Franklin Resources, Inc.	200	11,078
Goldman Sachs Group, Inc.	432	72,982
GP Investments Ltd. Class A (depositary receipt) (a)	53	92
Invesco Ltd.	4,146	144,488
KKR & Co. LP	571	13,550
Monex Group, Inc.	1,800	7,274
Morgan Stanley	6,596	206,455
Northern Trust Corp.	2,100	123,879
Oaktree Capital Group LLC Class A	170	9,472
State Street Corp.	3,100	225,091
TD Ameritrade Holding Corp.	1,900	54,682
The Blackstone Group LP	538	15,376
UBS AG (NY Shares)	1,459	27,721
		1,204,173
Commercial Banks - 2.4%
Barclays PLC sponsored ADR	1,250	22,225
CIT Group, Inc.	2,589	130,693
KBC Groupe SA	86	4,908
M&T Bank Corp.	1,830	211,109
Nordea Bank AB	800	10,336
PNC Financial Services Group, Inc.	1,400	107,730
U.S. Bancorp	10,960	429,851
Wells Fargo & Co.	20,043	882,293
Zions Bancorporation	1,000	29,330
		1,828,475
Consumer Finance - 1.5%
American Express Co.	7,758	665,636
Capital One Financial Corp.	2,826	202,426
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	5,485	$ 292,351
SLM Corp.	573	15,270
		1,175,683
Diversified Financial Services - 4.8%
ASAC II LP (d)	1,527	17,508
Bank of America Corp.	25,395	401,749
Berkshire Hathaway, Inc. Class B (a)	2,559	298,200
Citigroup, Inc.	20,923	1,107,245
CME Group, Inc.	1,516	124,236
IntercontinentalExchange Group, Inc.	1,252	267,039
JPMorgan Chase & Co.	22,069	1,262,788
McGraw-Hill Companies, Inc.	2,652	197,574
PICO Holdings, Inc. (a)	375	9,086
		3,685,425
Insurance - 2.6%
ACE Ltd.	1,296	133,203
AFLAC, Inc.	163	10,818
Allied World Assurance Co. Holdings Ltd.	40	4,506
Allstate Corp.	6,694	363,283
American International Group, Inc.	1,907	94,873
Arthur J. Gallagher & Co.	100	4,654
Assured Guaranty Ltd.	1,075	25,241
Axis Capital Holdings Ltd.	59	2,899
CNA Financial Corp.	600	24,912
Everest Re Group Ltd.	42	6,587
Fidelity National Financial, Inc. Class A	1,900	55,233
Hartford Financial Services Group, Inc.	2,075	73,932
Lincoln National Corp.	753	38,651
Loews Corp.	1,200	56,820
Marsh & McLennan Companies, Inc.	6,399	303,633
MetLife, Inc.	4,999	260,898
Progressive Corp.	4,400	122,892
Prudential PLC	155	3,306
The Chubb Corp.	200	19,290
The Travelers Companies, Inc.	223	20,235
Unum Group	3,000	100,710
XL Group PLC Class A	7,700	246,323
		1,972,899
Real Estate Investment Trusts - 1.2%
American Tower Corp.	4,538	352,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.	900	$ 106,704
Beni Stabili SpA SIIQ	2,119	1,435
Boston Properties, Inc.	500	49,745
Cousins Properties, Inc.	67	718
Digital Realty Trust, Inc.	550	25,982
General Growth Properties, Inc.	900	18,675
Prologis, Inc.	156	5,917
Public Storage	100	15,270
Simon Property Group, Inc.	1,318	197,502
SL Green Realty Corp.	200	18,094
Vornado Realty Trust	1,200	105,516
Weyerhaeuser Co.	2,143	64,569
		963,047
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	39	945
CSI Properties Ltd.	60,000	2,438
Realogy Holdings Corp. (a)	3,217	152,454
		155,837
Thrifts & Mortgage Finance - 0.0%
WSFS Financial Corp.	100	7,594
TOTAL FINANCIALS		10,993,133
HEALTH CARE - 11.8%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	700	87,150
Alnylam Pharmaceuticals, Inc. (a)	313	19,156
Amgen, Inc.	2,302	262,612
Biogen Idec, Inc. (a)	778	226,375
Celgene Corp. (a)	1,016	164,358
Gilead Sciences, Inc. (a)	6,656	497,935
Grifols SA ADR	467	16,034
Incyte Corp. (a)	300	13,980
Infinity Pharmaceuticals, Inc. (a)	205	2,995
Isis Pharmaceuticals, Inc. (a)	211	8,178
KaloBios Pharmaceuticals, Inc. (c)	323	1,370
Regeneron Pharmaceuticals, Inc. (a)	200	58,772
Theravance, Inc. (a)	409	15,444
Vertex Pharmaceuticals, Inc. (a)	509	35,335
		1,409,694
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	4,100	$ 156,579
Ansell Ltd.	200	3,697
Baxter International, Inc.	1,050	71,873
Becton, Dickinson & Co.	1,500	162,885
Boston Scientific Corp. (a)	4,094	47,409
Covidien PLC	3,500	238,910
DENTSPLY International, Inc.	1,500	71,340
Genmark Diagnostics, Inc. (a)	627	7,461
Hill-Rom Holdings, Inc.	200	8,282
Intuitive Surgical, Inc. (a)	246	92,717
St. Jude Medical, Inc.	1,300	75,946
Stryker Corp.	2,741	203,985
The Cooper Companies, Inc.	100	13,174
Zimmer Holdings, Inc.	100	9,141
		1,163,399
Health Care Providers & Services - 2.0%
Aetna, Inc.	1,900	130,967
AmerisourceBergen Corp.	266	18,761
AmSurg Corp. (a)	127	6,137
Cardinal Health, Inc.	255	16,473
DaVita, Inc. (a)	131	7,801
Emeritus Corp. (a)	260	5,853
Express Scripts Holding Co. (a)	5,721	385,309
HCA Holdings, Inc.	900	41,778
Humana, Inc.	300	31,197
McKesson Corp.	1,641	272,225
Qualicorp SA (a)	300	2,804
Quest Diagnostics, Inc.	600	36,564
Surgical Care Affiliates, Inc.	262	7,975
UnitedHealth Group, Inc.	5,817	433,250
WellPoint, Inc.	1,500	139,320
		1,536,414
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,358	179,888
Lonza Group AG	66	6,149
Thermo Fisher Scientific, Inc.	1,592	160,553
		346,590
Pharmaceuticals - 6.0%
AbbVie, Inc.	7,319	354,606
Actavis PLC (a)	1,752	285,699
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,618	$ 157,027
Bayer AG	64	8,540
Biodelivery Sciences International, Inc. (a)	1,110	5,328
Bristol-Myers Squibb Co.	1,105	56,775
Cadence Pharmaceuticals, Inc. (a)	855	7,712
Eli Lilly & Co.	2,100	105,462
Horizon Pharma, Inc. (a)	1,795	12,960
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	172	519
warrants 9/25/17 (a)	550	1,551
Johnson & Johnson	10,060	952,280
Merck & Co., Inc.	7,600	378,708
Novartis AG sponsored ADR	18	1,424
Novo Nordisk A/S Series B	70	12,514
Perrigo Co.	145	22,604
Pfizer, Inc.	45,527	1,444,572
Sanofi SA	852	90,021
Teva Pharmaceutical Industries Ltd. sponsored ADR	382	15,570
Valeant Pharmaceuticals International, Inc. (Canada) (a)	121	13,267
Zoetis, Inc. Class A	22,579	703,336
		4,630,475
TOTAL HEALTH CARE		9,086,572
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.8%
General Dynamics Corp.	844	77,361
Honeywell International, Inc.	3,768	333,506
L-3 Communications Holdings, Inc.	101	10,449
Lockheed Martin Corp.	2,090	296,090
Meggitt PLC	1,200	9,800
Northrop Grumman Corp.	3,797	427,846
Precision Castparts Corp.	900	232,605
Raytheon Co.	4,102	363,765
Textron, Inc.	2,000	66,460
The Boeing Co.	4,135	555,124
United Technologies Corp.	4,754	527,028
		2,900,034
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	500	$ 21,720
FedEx Corp.	2,339	324,419
United Parcel Service, Inc. Class B	1,651	169,029
		515,168
Airlines - 0.5%
Delta Air Lines, Inc.	9,725	281,831
United Continental Holdings, Inc. (a)	3,300	129,525
		411,356
Building Products - 0.1%
A.O. Smith Corp.	160	8,664
Masco Corp.	1,177	26,388
		35,052
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	1,836	51,628
KAR Auction Services, Inc.	300	8,277
Republic Services, Inc.	240	8,378
Stericycle, Inc. (a)	600	70,488
Tyco International Ltd.	13,238	504,897
Waste Management, Inc.	155	7,080
		650,748
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	1,700	50,337
URS Corp.	436	22,659
		72,996
Electrical Equipment - 0.7%
AMETEK, Inc.	186	9,155
Eaton Corp. PLC	3,693	268,333
Emerson Electric Co.	1,650	110,534
EnerSys	100	7,135
Generac Holdings, Inc.	339	18,055
Hubbell, Inc. Class B	400	43,164
Prysmian SpA	500	13,058
Regal-Beloit Corp.	139	10,228
Roper Industries, Inc.	163	21,141
		500,803
Industrial Conglomerates - 1.7%
3M Co.	2,825	377,166
Danaher Corp.	4,885	365,398
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	19,917	$ 530,987
Koninklijke Philips Electronics NV	400	14,304
		1,287,855
Machinery - 1.6%
Andritz AG	100	6,341
Cummins, Inc.	2,548	337,253
Dover Corp.	730	66,240
Flowserve Corp.	4,597	328,134
Global Brass & Copper Holdings, Inc.	300	4,950
Illinois Tool Works, Inc.	172	13,688
Ingersoll-Rand PLC	911	65,064
Joy Global, Inc.	945	53,449
Manitowoc Co., Inc.	770	15,854
Parker Hannifin Corp.	2,080	245,107
Pentair Ltd.	191	13,508
Stanley Black & Decker, Inc.	732	59,577
Weg SA	200	2,716
Xylem, Inc.	1,000	34,560
		1,246,441
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	888	3,010
Professional Services - 0.2%
Dun & Bradstreet Corp.	208	24,305
Huron Consulting Group, Inc. (a)	100	5,944
Michael Page International PLC	800	6,218
Robert Half International, Inc.	600	23,178
Towers Watson & Co.	740	83,324
		142,969
Road & Rail - 1.0%
Canadian National Railway Co.	1,371	154,435
Canadian Pacific Railway Ltd.	574	88,238
Con-way, Inc.	131	5,422
CSX Corp.	2,838	77,392
Norfolk Southern Corp.	1,495	131,097
Union Pacific Corp.	2,137	346,279
		802,863
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,000	46,530
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Houston Wire & Cable Co.	416	$ 5,616
W.W. Grainger, Inc.	200	51,584
		103,730
TOTAL INDUSTRIALS		8,673,025
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	15,416	327,590
Juniper Networks, Inc. (a)	1,900	38,513
Motorola Solutions, Inc.	1,200	79,056
QUALCOMM, Inc.	11,010	810,116
		1,255,275
Computers & Peripherals - 3.6%
Apple, Inc.	4,094	2,276,552
Electronics for Imaging, Inc. (a)	200	7,920
EMC Corp.	7,722	184,170
SanDisk Corp.	600	40,890
Western Digital Corp.	3,001	225,195
		2,734,727
Electronic Equipment & Components - 0.3%
Avnet, Inc.	866	34,553
Corning, Inc.	2,222	37,952
TE Connectivity Ltd.	2,463	129,849
Trimble Navigation Ltd. (a)	1,500	47,850
		250,204
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	1,700	76,024
Criteo SA sponsored ADR	136	4,910
eBay, Inc. (a)	6,252	315,851
Equinix, Inc. (a)	500	80,350
Facebook, Inc. Class A (a)	2,767	130,077
Google, Inc. Class A (a)	1,338	1,417,731
Mail.Ru Group Ltd. GDR (Reg. S)	100	4,135
Twitter, Inc.	800	33,256
Velti PLC (d)	976	80
VeriSign, Inc. (a)	1,000	56,860
Yahoo!, Inc. (a)	1,844	68,191
		2,187,465
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 3.2%
Accenture PLC Class A	1,853	$ 143,552
Amdocs Ltd.	1,358	54,945
Automatic Data Processing, Inc.	1,600	128,032
Cognizant Technology Solutions Corp. Class A (a)	1,375	129,099
Computer Sciences Corp.	16	842
ExlService Holdings, Inc. (a)	159	4,191
Fidelity National Information Services, Inc.	1,793	90,869
IBM Corp.	1,802	323,783
MasterCard, Inc. Class A	552	419,967
Total System Services, Inc.	600	18,630
Visa, Inc. Class A	5,597	1,138,766
		2,452,676
Office Electronics - 0.0%
Xerox Corp.	2,324	26,447
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	2,720	87,720
Applied Materials, Inc.	7,700	133,210
ASML Holding NV	104	9,712
Atmel Corp. (a)	4,200	32,130
Avago Technologies Ltd.	2,101	93,978
Broadcom Corp. Class A	4,700	125,443
Intel Corp.	11,655	277,855
Linear Technology Corp.	9,940	422,947
LSI Corp.	5,950	48,017
LTX-Credence Corp. (a)	762	5,502
Maxim Integrated Products, Inc.	229	6,522
NXP Semiconductors NV (a)	240	10,200
Samsung Electronics Co. Ltd.	15	21,177
Skyworks Solutions, Inc. (a)	375	9,971
Texas Instruments, Inc.	1,610	69,230
		1,353,614
Software - 3.1%
Activision Blizzard, Inc.	1,048	18,036
Adobe Systems, Inc. (a)	115	6,530
Autodesk, Inc. (a)	4,100	185,525
Check Point Software Technologies Ltd. (a)	1,200	74,232
Citrix Systems, Inc. (a)	2,277	135,072
Comverse, Inc.	104	3,484
Constellation Software, Inc.	38	6,751
Electronic Arts, Inc. (a)	540	11,977
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	100	$ 7,423
Microsoft Corp.	30,609	1,167,121
Oracle Corp.	12,838	453,053
Red Hat, Inc. (a)	5,515	258,378
Symantec Corp.	222	4,993
TIBCO Software, Inc. (a)	855	20,665
		2,353,240
TOTAL INFORMATION TECHNOLOGY		12,613,648
MATERIALS - 4.5%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	1,002	109,048
Airgas, Inc.	200	21,726
Axiall Corp.	223	10,102
Cabot Corp.	450	21,960
Celanese Corp. Class A	1,500	84,195
Chemtura Corp. (a)	99	2,614
Eastman Chemical Co.	872	67,170
Ecolab, Inc.	2,500	267,925
LyondellBasell Industries NV Class A	1,579	121,867
Monsanto Co.	5,589	633,401
Potash Corp. of Saskatchewan, Inc.	1,100	34,826
PPG Industries, Inc.	502	92,398
Praxair, Inc.	1,200	151,512
Rockwood Holdings, Inc.	8,738	598,203
Royal DSM NV	47	3,689
RPM International, Inc.	244	9,662
Sherwin-Williams Co.	500	91,515
The Dow Chemical Co.	1,300	50,778
The Mosaic Co.	1,910	91,489
W.R. Grace & Co. (a)	459	44,078
		2,508,158
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	600	57,936
Vulcan Materials Co.	3,241	182,695
		240,631
Containers & Packaging - 0.4%
Ball Corp.	1,000	49,980
MeadWestvaco Corp.	6,333	222,352
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Nampak Ltd.	1,500	$ 5,779
Rock-Tenn Co. Class A	100	9,442
		287,553
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (Canada)	3,636	100,263
Freeport-McMoRan Copper & Gold, Inc.	3,447	119,576
Ivanhoe Mine Ltd. (a)(c)	1,632	3,225
Newmont Mining Corp.	1,100	27,313
Nucor Corp.	1,400	71,484
Randgold Resources Ltd. sponsored ADR	159	11,249
Turquoise Hill Resources Ltd. (a)	680	2,803
U.S. Silica Holdings, Inc.	700	24,157
		360,070
Paper & Forest Products - 0.1%
Boise Cascade Co.	200	5,132
International Paper Co.	1,986	92,647
		97,779
TOTAL MATERIALS		3,494,191
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	9,600	338,016
CenturyLink, Inc.	2,098	64,409
Verizon Communications, Inc.	11,605	575,840
		978,265
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L sponsored ADR	1,632	37,928
Crown Castle International Corp. (a)	1,500	111,345
Mobile TeleSystems OJSC sponsored ADR	352	7,420
SBA Communications Corp. Class A (a)	873	74,353
SoftBank Corp.	100	8,092
T-Mobile U.S., Inc. (a)	200	5,202
Telephone & Data Systems, Inc.	197	5,479
Vodafone Group PLC	3,000	11,122
Vodafone Group PLC sponsored ADR	6,509	241,419
		502,360
TOTAL TELECOMMUNICATION SERVICES		1,480,625
Common Stocks - continued
	Shares	Value
UTILITIES - 2.6%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	3,700	$ 174,122
Edison International	9,162	423,376
Entergy Corp.	1,700	105,213
Exelon Corp.	2,357	63,427
FirstEnergy Corp.	1,600	52,208
ITC Holdings Corp.	2,918	264,021
NextEra Energy, Inc.	100	8,459
Northeast Utilities	1,105	45,393
Xcel Energy, Inc.	218	6,108
		1,142,327
Gas Utilities - 0.0%
BW LPG Ltd. (a)	706	5,704
National Fuel Gas Co.	199	13,429
		19,133
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	2,400	45,384
NRG Energy, Inc.	3,900	103,194
The AES Corp.	12,922	188,274
		336,852
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	3,438	80,552
CMS Energy Corp.	2,300	61,042
Dominion Resources, Inc.	300	19,473
DTE Energy Co.	1,431	95,505
NiSource, Inc.	1,900	60,078
PG&E Corp.	3,195	128,982
Sempra Energy	267	23,613
TECO Energy, Inc.	1,700	28,968
		498,213
TOTAL UTILITIES		1,996,525
TOTAL COMMON STOCKS (Cost $54,805,396)		72,023,075
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Mobileye NV Series F (a)(d)	167	$ 5,828
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	39	10,350
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	306	34,698
TOTAL NONCONVERTIBLE PREFERRED STOCKS		45,048
TOTAL PREFERRED STOCKS (Cost $39,475)		50,876
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	3,641
Equity Funds - 1.2%
	Shares
Sector Funds - 1.2%
Health Care Select Sector SPDR ETF	2,971	164,177
Market Vectors Oil Services ETF	2,294	111,007
Vanguard Consumer Staples ETF	5,890	657,736
TOTAL EQUITY FUNDS (Cost $735,173)		932,920
Money Market Funds - 5.0%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $3,872,013)	3,872,013	$ 3,872,013
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $59,457,057)		76,882,525
NET OTHER ASSETS (LIABILITIES) - 0.2%		171,243
NET ASSETS - 100%		$ 77,053,768
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 2,255,125	$ 142,346

The face value of futures purchased as a percentage of net assets is 2.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,874 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,416 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
Mobileye NV Series F	8/15/13	$ 5,828
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,111,887	$ 10,111,887	$ -	$ -
Consumer Staples	6,608,359	6,591,010	17,349	-
Energy	7,010,158	7,010,158	-	-
Financials	10,993,133	10,972,319	3,306	17,508
Health Care	9,086,572	8,981,967	104,605	-
Industrials	8,673,025	8,658,721	14,304	-
Information Technology	12,619,476	12,613,568	80	5,828
Materials	3,494,191	3,494,191	-	-
Telecommunication Services	1,480,625	1,469,503	11,122	-
Utilities	1,996,525	1,996,525	-	-
Corporate Bonds	3,641	-	3,641	-
Equity Funds	932,920	932,920	-	-
Money Market Funds	3,872,013	3,872,013	-	-
Total Investments in Securities:	$ 76,882,525	$ 76,704,782	$ 154,407	$ 23,336
Derivative Instruments:
Assets
Futures Contracts	$ 142,346	$ 142,346	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 142,346	$ -
Total Value of Derivatives	$ 142,346	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,457,057)		$ 76,882,525
Segregated cash with brokers for derivative instruments		102,505
Cash		2,544
Foreign currency held at value (cost $519)		519
Receivable for investments sold		480,549
Receivable for fund shares sold		1,043
Dividends receivable		146,695
Interest receivable		69
Prepaid expenses		167
Receivable from investment adviser for expense reductions		11,330
Other receivables		64
Total assets		77,628,010

Liabilities
Payable for investments purchased	$ 422,800
Payable for fund shares redeemed	753
Accrued management fee	37,837
Distribution and service plan fees payable	14
Payable for daily variation margin for derivative instruments	250
Other affiliated payables	7,981
Custodian fees payable	84,392
Other payables and accrued expenses	20,215
Total liabilities		574,242

Net Assets		$ 77,053,768
Net Assets consist of:
Paid in capital		$ 56,882,722
Undistributed net investment income		289,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,313,898
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,567,821
Net Assets		$ 77,053,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Core Multi-Manager: Net Asset Value, offering price and redemption price per share ($76,145,218 ÷ 5,507,911.7 shares)	$ 13.82

Class F: Net Asset Value, offering price and redemption price per share ($703,751 ÷ 50,878.7 shares)	$ 13.83

Class L: Net Asset Value, offering price and redemption price per share ($102,406 ÷ 7,407.4 shares)	$ 13.82

Class N: Net Asset Value, offering price and redemption price per share ($102,393 ÷ 7,407.4 shares)	$ 13.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 633,243
Interest		253
Total income		633,496

Expenses
Management fee	$ 217,954
Transfer agent fees	33,134
Distribution and service plan fees	14
Accounting fees and expenses	13,845
Custodian fees and expenses	139,513
Independent trustees' compensation	400
Registration fees	17,249
Audit	20,779
Legal	265
Miscellaneous	339
Total expenses before reductions	443,492
Expense reductions	(98,745)	344,747
Net investment income (loss)		288,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,476,350
Foreign currency transactions	(20)
Futures contracts	127,190
Total net realized gain (loss)		2,603,520
Change in net unrealized appreciation (depreciation) on: Investment securities	5,151,221
Assets and liabilities in foreign currencies	(3)
Futures contracts	64,833
Total change in net unrealized appreciation (depreciation)		5,216,051
Net gain (loss)		7,819,571
Net increase (decrease) in net assets resulting from operations		$ 8,108,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 288,749	$ 672,558
Net realized gain (loss)	2,603,520	3,140,232
Change in net unrealized appreciation (depreciation)	5,216,051	10,283,963
Net increase (decrease) in net assets resulting from operations	8,108,320	14,096,753
Distributions to shareholders from net investment income	(250,495)	(616,044)
Distributions to shareholders from net realized gain	(3,183,056)	(1,011,610)
Total distributions	(3,433,551)	(1,627,654)
Share transactions - net increase (decrease)	4,471,023	2,172,660
Total increase (decrease) in net assets	9,145,792	14,641,759

Net Assets
Beginning of period	67,907,976	53,266,217
End of period (including undistributed net investment income of $289,327 and undistributed net investment income of $251,073, respectively)	$ 77,053,768	$ 67,907,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Multi-Manager

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.05
Net realized and unrealized gain (loss)	1.41	2.60	.57
Total from investment operations	1.46	2.73	.62
Distributions from net investment income	(.05)	(.12)	(.01)
Distributions from net realized gain	(.61)	(.20)	-
Total distributions	(.66)	(.32)	(.01)
Net asset value, end of period	$ 13.82	$ 13.02	$ 10.61
Total Return B, C	11.79%	26.33%	6.24%
Ratios to Average Net Assets F
Expenses before reductions	1.25% A	1.03%	1.10% A
Expenses net of fee waivers, if any	.97% A	.97%	.97% A
Expenses net of all reductions	.97% A	.96%	.97% A
Net investment income (loss)	.81% A	1.12%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,145	$ 67,623	$ 53,266
Portfolio turnover rate G	118% A	95%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2013	Year ended May 31,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.06	.06
Net realized and unrealized gain (loss)	1.41	1.46
Total from investment operations	1.47	1.52
Distributions from net investment income	(.05)	(.08)
Distributions from net realized gain	(.61)	(.04)
Total distributions	(.66)	(.12)
Net asset value, end of period	$ 13.83	$ 13.02
Total Return B, C	11.88%	13.22%
Ratios to Average Net Assets F
Expenses before reductions	1.15% A	.96% A
Expenses net of fee waivers, if any	.87% A	.87% A
Expenses net of all reductions	.87% A	.86% A
Net investment income (loss)	.91% A	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 704	$ 285
Portfolio turnover rate G	118% A	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 13.82
Total Return B, C	2.37%
Ratios to Average Net Assets F
Expenses before reductions	1.11% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate G	118% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 13.82
Total Return B, C	2.37%
Ratios to Average Net Assets F
Expenses before reductions	1.38% A
Expenses net of fee waivers, if any	1.22% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate G	118% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Core Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,655,476
Gross unrealized depreciation	(434,700)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,220,776

Tax cost	$ 59,661,749

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects

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3. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $127,190 and a change in net unrealized appreciation (depreciation) of $64,833 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $40,203,420 and $40,079,953, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .61% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P., Cornerstone Investment Partners, LLC, First Eagle Investment Management, LLC, Lazard Asset Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 14	$ 14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Core Multi-Manager	$ 33,124.09
Class L	5.10
Class N	5.10
	$ 33,134

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,190 for the period.

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6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $4,608.

The investment adviser has also contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement

Core Multi-Manager	.97%	$ 93,353
Class F	.87%	605
Class L	.97%	8
Class N	1.22%	8

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $163 for the period.

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Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net investment income
Core Multi-Manager	$ 249,277	$ 614,340
Class F	1,218	1,704
Total	$ 250,495	$ 616,044
From net realized gain
Core Multi-Manager	$ 3,167,899	$ 1,010,810
Class F	15,157	800
Total	$ 3,183,056	$ 1,011,610

A Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013 B	Year ended May 31, 2013 A	Six months ended November 30, 2013 B	Year ended May 31, 2013 A
Core Multi-Manager
Shares sold	50,365	36,851	$ 646,655	$ 435,299
Reinvestment of distributions	276,024	148,077	3,417,176	1,625,150
Shares redeemed	(13,422)	(12,229)	(172,257)	(142,196)
Net increase (decrease)	312,967	172,699	$ 3,891,574	$ 1,918,253
Class F
Shares sold	31,526	22,429	$ 413,556	$ 261,819
Reinvestment of distributions	1,323	220	16,375	2,504
Shares redeemed	(3,845)	(774)	(50,482)	(9,916)
Net increase (decrease)	29,004	21,875	$ 379,449	$ 254,407
Class L
Shares sold	7,407	-	$ 100,000	$ -
Class N
Shares sold	7,407	-	$ 100,000	$ -

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

B Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

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10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Cornerstone Investment Partners, LLC (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.97% of the class' average net assets through July 31, 2015. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

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Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, First Eagle, Lazard, OppenheimerFunds, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 52% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2015 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

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Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Strategic Advisers Core Multi-Manager Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2012 it had approved a Sub-Advisory Agreement with T. Rowe Price contained an additional breakpoint. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Cornerstone Investment Partners, LLC

First Eagle Investment Management LLC

Lazard Asset Management LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMC-F-SANN-0114
1.951478.100

Strategic Advisers®
Core Multi-Manager Fund

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013) for Core Multi-Manager and Class F and for the period (November 12, 2013 to November 30, 2013) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During Period
Core Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,117.90	$ 5.15 C
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91D
Class F	.87%
Actual		$ 1,000.00	$ 1,118.80	$ 4.62C
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41D
Class L	.97%
Actual		$ 1,000.00	$ 1,023.70	$ .51C
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91D
Class N	1.22%
Actual		$ 1,000.00	$ 1,023.70	$ .64C
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Core Multi-Manager and Class F, and multiplied by 19/365 (to reflect the period November 12, 2013 to November 30, 2013) for Class L and Class N. The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	2.8
Pfizer, Inc.	1.9	1.6
Google, Inc. Class A	1.8	1.5
JPMorgan Chase & Co.	1.6	1.7
Microsoft Corp.	1.5	1.6
Visa, Inc. Class A	1.5	0.6
Exxon Mobil Corp.	1.5	1.7
Citigroup, Inc.	1.4	1.5
Comcast Corp. Class A	1.4	0.4
Johnson & Johnson	1.2	1.2
	16.8
Top Five Market Sectors as of November 30, 2013
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.4	15.9
Financials	14.3	14.9
Consumer Discretionary	13.1	14.1
Health Care	11.8	11.4
Industrials	11.3	11.5
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Stocks 93.6%	Stocks 95.0%
Corporate Bonds 0.0%*	Corporate Bonds 0.0%*
Sector Funds 1.2%	Sector Funds 1.1%
Short-Term Investments and Net Other Assets (Liabilities) 5.2%	Short-Term Investments and Net Other Assets (Liabilities) 3.9%

* Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.4%
Delphi Automotive PLC	2,599	$ 152,171
Johnson Controls, Inc.	2,186	110,415
TRW Automotive Holdings Corp. (a)	700	54,320
		316,906
Automobiles - 0.5%
Ford Motor Co.	4,784	81,711
General Motors Co. (a)	5,300	205,269
Harley-Davidson, Inc.	1,282	85,920
		372,900
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	1,400	9,320
H&R Block, Inc.	1,054	29,396
Kroton Educacional SA	500	8,407
		47,123
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	858	40,352
Carnival Corp. unit	2,100	75,831
Chipotle Mexican Grill, Inc. (a)	200	104,772
Dunkin' Brands Group, Inc.	940	46,041
Extended Stay America, Inc. unit	478	12,036
Las Vegas Sands Corp.	1,611	115,476
McDonald's Corp.	1,000	97,370
Panera Bread Co. Class A (a)	200	35,378
Red Robin Gourmet Burgers, Inc. (a)	100	7,971
Sonic Corp. (a)	300	5,937
Starbucks Corp.	2,500	203,650
Starwood Hotels & Resorts Worldwide, Inc.	1,300	96,824
Tim Hortons, Inc.	800	46,664
Wyndham Worldwide Corp.	1,743	124,991
Yum! Brands, Inc.	267	20,741
		1,034,034
Household Durables - 0.2%
Harman International Industries, Inc.	500	40,520
Lennar Corp. Class A	1,000	35,760
Mohawk Industries, Inc. (a)	475	66,510
Taylor Wimpey PLC	2,092	3,642
Whirlpool Corp.	57	8,707
		155,139
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	1,319	$ 519,185
Netflix, Inc. (a)	400	146,320
priceline.com, Inc. (a)	254	302,852
zulily, Inc.	248	8,678
		977,035
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	2,950	158,769
Mattel, Inc.	4,550	210,529
Polaris Industries, Inc.	69	9,209
		378,507
Media - 4.8%
Antena 3 de Television SA	616	9,475
CBS Corp. Class B	3,575	209,352
Charter Communications, Inc. Class A (a)	315	42,557
Comcast Corp.:
Class A	21,449	1,069,662
Class A (special) (non-vtg.)	2,085	100,393
DIRECTV (a)	1,328	87,794
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,500	121,155
Interpublic Group of Companies, Inc.	2,000	34,800
Ipsos SA	119	4,962
Liberty Global PLC Class A (a)	585	50,199
Liberty Media Corp. Class A (a)	605	92,843
MDC Partners, Inc. Class A (sub. vtg.)	673	15,317
News Corp.:
Class A (a)	4,200	75,432
Class B (a)	9,638	173,195
Omnicom Group, Inc.	162	11,575
Smiles SA	100	1,407
The Walt Disney Co.	3,223	227,350
Time Warner Cable, Inc.	2,449	338,501
Time Warner, Inc.	4,710	309,494
Twenty-First Century Fox, Inc. Class A	7,925	265,408
Valassis Communications, Inc.	100	2,936
Viacom, Inc. Class B (non-vtg.)	5,421	434,602
		3,678,409
Multiline Retail - 0.9%
Dollar General Corp. (a)	1,451	82,620
Dollar Tree, Inc. (a)	1,900	105,735
Kohl's Corp.	1,700	93,976
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	5,627	$ 299,694
Target Corp.	1,500	95,895
		677,920
Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	741	12,056
AutoZone, Inc. (a)	734	338,814
Bed Bath & Beyond, Inc. (a)	1,648	128,593
Best Buy Co., Inc.	143	5,799
CarMax, Inc. (a)	3,300	166,155
Foot Locker, Inc.	262	10,189
GNC Holdings, Inc.	16	963
Home Depot, Inc.	7,140	575,984
Kingfisher PLC	800	4,921
L Brands, Inc.	1,897	123,286
Lewis Group Ltd.	100	638
Lowe's Companies, Inc.	2,582	122,593
Office Depot, Inc. (a)	1,530	8,323
Rent-A-Center, Inc.	333	11,342
Ross Stores, Inc.	2,496	190,844
Signet Jewelers Ltd.	100	7,684
Staples, Inc.	1,732	26,898
TJX Companies, Inc.	1,862	117,083
		1,852,165
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,690	97,851
Fossil Group, Inc. (a)	400	50,908
Kering SA	35	7,764
lululemon athletica, Inc. (a)	1,000	69,720
NIKE, Inc. Class B	2,047	162,000
PVH Corp.	1,577	211,192
VF Corp.	51	11,964
		611,399
TOTAL CONSUMER DISCRETIONARY		10,101,537
CONSUMER STAPLES - 8.5%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	118	12,029
Coca-Cola Enterprises, Inc.	13,260	556,124
Cott Corp.	1,190	9,979
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc.	1,213	$ 58,539
Molson Coors Brewing Co. Class B	2,025	106,657
Monster Beverage Corp. (a)	1,078	63,796
PepsiCo, Inc.	9,949	840,293
The Coca-Cola Co.	9,430	378,992
		2,026,409
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	300	22,022
Costco Wholesale Corp.	1,300	163,059
CVS Caremark Corp.	6,145	411,469
Kroger Co.	3,220	134,435
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	100	5,060
Sysco Corp.	1,115	37,497
Wal-Mart Stores, Inc.	7,384	598,178
Walgreen Co.	2,292	135,686
Whole Foods Market, Inc.	2,100	118,860
		1,626,266
Food Products - 1.2%
Amira Nature Foods Ltd. (a)	200	3,170
Archer Daniels Midland Co.	2,700	108,675
Bunge Ltd.	236	18,908
ConAgra Foods, Inc.	3,635	119,919
General Mills, Inc.	3,300	166,419
Green Mountain Coffee Roasters, Inc.	783	52,759
Greencore Group PLC	1,200	3,780
Hilton Food Group PLC	400	2,786
Ingredion, Inc.	165	11,411
Kellogg Co.	2,901	175,917
Kraft Foods Group, Inc.	1,007	53,492
Mead Johnson Nutrition Co. Class A	67	5,662
Mondelez International, Inc.	6,452	216,336
The J.M. Smucker Co.	211	21,995
		961,229
Household Products - 1.4%
Colgate-Palmolive Co.	600	39,486
Energizer Holdings, Inc.	916	101,081
Henkel AG & Co. KGaA	586	58,071
Procter & Gamble Co.	10,054	846,748
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Reckitt Benckiser Group PLC	40	$ 3,213
Svenska Cellulosa AB (SCA) (B Shares)	400	11,678
		1,060,277
Personal Products - 0.2%
Avon Products, Inc.	6,300	112,329
Elizabeth Arden, Inc. (a)	600	23,718
Herbalife Ltd.	118	8,222
		144,269
Tobacco - 1.0%
Altria Group, Inc.	1,200	44,376
British American Tobacco PLC (United Kingdom)	100	5,320
Imperial Tobacco Group PLC	255	9,697
Japan Tobacco, Inc.	700	23,642
Lorillard, Inc.	400	20,532
Philip Morris International, Inc.	7,618	651,644
		755,211
TOTAL CONSUMER STAPLES		6,573,661
ENERGY - 9.1%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	1,500	85,440
BW Offshore Ltd.	4,834	6,280
Cameron International Corp. (a)	1,696	93,941
Ensco PLC Class A	464	27,413
Essential Energy Services Ltd.	1,952	5,750
Halliburton Co.	370	19,492
National Oilwell Varco, Inc.	4,088	333,172
Noble Corp.	232	8,844
Schlumberger Ltd.	6,606	584,103
Transocean Ltd. (United States)	875	44,083
Vantage Drilling Co. (a)	4,060	7,592
Xtreme Drilling & Coil Services Corp. (a)	1,342	4,357
Xtreme Drilling & Coil Services Corp. (a)(c)	600	1,948
		1,222,415
Oil, Gas & Consumable Fuels - 7.5%
Access Midstream Partners LP	300	16,851
Anadarko Petroleum Corp.	2,002	177,818
Antero Resources Corp.	591	32,446
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	6,770	$ 619,387
Ardmore Shipping Corp.	200	2,558
BPZ Energy, Inc. (a)	1,622	3,406
Cabot Oil & Gas Corp.	1,546	53,260
Chevron Corp.	7,664	938,380
Cimarex Energy Co.	600	56,748
Cobalt International Energy, Inc. (a)	434	9,648
Concho Resources, Inc. (a)	420	43,651
ConocoPhillips Co.	2,840	206,752
CONSOL Energy, Inc.	2,705	96,244
Devon Energy Corp.	400	24,248
Double Eagle Petroleum Co. (a)	433	979
Energen Corp.	135	9,743
EOG Resources, Inc.	488	80,520
EQT Corp.	1,056	89,876
Exxon Mobil Corp.	11,970	1,118,956
Hess Corp.	1,300	105,469
InterOil Corp. (a)	202	17,857
Marathon Oil Corp.	200	7,208
Markwest Energy Partners LP	233	16,093
MPLX LP	100	3,812
Noble Energy, Inc.	1,652	116,036
Northern Oil & Gas, Inc. (a)	1,161	18,518
Occidental Petroleum Corp.	6,064	575,837
Peabody Energy Corp.	3,216	58,531
Phillips 66 Co.	2,491	173,399
Phillips 66 Partners LP	200	6,588
Pioneer Natural Resources Co.	700	124,425
Range Resources Corp.	1,300	100,945
Royal Dutch Shell PLC Class A sponsored ADR	4,175	278,473
Southcross Energy Partners LP	300	5,814
Spectra Energy Corp.	2,800	93,940
Suncor Energy, Inc.	564	19,571
TAG Oil Ltd. (a)	2,460	8,149
TAG Oil Ltd. (c)	100	331
Talisman Energy, Inc.	3,600	42,588
Tesoro Corp.	4,227	247,829
The Williams Companies, Inc.	1,047	36,875
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	2,600	$ 118,872
WPX Energy, Inc. (a)	1,566	29,112
		5,787,743
TOTAL ENERGY		7,010,158
FINANCIALS - 14.3%
Capital Markets - 1.6%
AllianceBernstein Holding LP	389	8,632
Ameriprise Financial, Inc.	1,264	136,828
BlackRock, Inc. Class A	348	105,357
E*TRADE Financial Corp. (a)	2,300	41,216
Franklin Resources, Inc.	200	11,078
Goldman Sachs Group, Inc.	432	72,982
GP Investments Ltd. Class A (depositary receipt) (a)	53	92
Invesco Ltd.	4,146	144,488
KKR & Co. LP	571	13,550
Monex Group, Inc.	1,800	7,274
Morgan Stanley	6,596	206,455
Northern Trust Corp.	2,100	123,879
Oaktree Capital Group LLC Class A	170	9,472
State Street Corp.	3,100	225,091
TD Ameritrade Holding Corp.	1,900	54,682
The Blackstone Group LP	538	15,376
UBS AG (NY Shares)	1,459	27,721
		1,204,173
Commercial Banks - 2.4%
Barclays PLC sponsored ADR	1,250	22,225
CIT Group, Inc.	2,589	130,693
KBC Groupe SA	86	4,908
M&T Bank Corp.	1,830	211,109
Nordea Bank AB	800	10,336
PNC Financial Services Group, Inc.	1,400	107,730
U.S. Bancorp	10,960	429,851
Wells Fargo & Co.	20,043	882,293
Zions Bancorporation	1,000	29,330
		1,828,475
Consumer Finance - 1.5%
American Express Co.	7,758	665,636
Capital One Financial Corp.	2,826	202,426
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	5,485	$ 292,351
SLM Corp.	573	15,270
		1,175,683
Diversified Financial Services - 4.8%
ASAC II LP (d)	1,527	17,508
Bank of America Corp.	25,395	401,749
Berkshire Hathaway, Inc. Class B (a)	2,559	298,200
Citigroup, Inc.	20,923	1,107,245
CME Group, Inc.	1,516	124,236
IntercontinentalExchange Group, Inc.	1,252	267,039
JPMorgan Chase & Co.	22,069	1,262,788
McGraw-Hill Companies, Inc.	2,652	197,574
PICO Holdings, Inc. (a)	375	9,086
		3,685,425
Insurance - 2.6%
ACE Ltd.	1,296	133,203
AFLAC, Inc.	163	10,818
Allied World Assurance Co. Holdings Ltd.	40	4,506
Allstate Corp.	6,694	363,283
American International Group, Inc.	1,907	94,873
Arthur J. Gallagher & Co.	100	4,654
Assured Guaranty Ltd.	1,075	25,241
Axis Capital Holdings Ltd.	59	2,899
CNA Financial Corp.	600	24,912
Everest Re Group Ltd.	42	6,587
Fidelity National Financial, Inc. Class A	1,900	55,233
Hartford Financial Services Group, Inc.	2,075	73,932
Lincoln National Corp.	753	38,651
Loews Corp.	1,200	56,820
Marsh & McLennan Companies, Inc.	6,399	303,633
MetLife, Inc.	4,999	260,898
Progressive Corp.	4,400	122,892
Prudential PLC	155	3,306
The Chubb Corp.	200	19,290
The Travelers Companies, Inc.	223	20,235
Unum Group	3,000	100,710
XL Group PLC Class A	7,700	246,323
		1,972,899
Real Estate Investment Trusts - 1.2%
American Tower Corp.	4,538	352,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.	900	$ 106,704
Beni Stabili SpA SIIQ	2,119	1,435
Boston Properties, Inc.	500	49,745
Cousins Properties, Inc.	67	718
Digital Realty Trust, Inc.	550	25,982
General Growth Properties, Inc.	900	18,675
Prologis, Inc.	156	5,917
Public Storage	100	15,270
Simon Property Group, Inc.	1,318	197,502
SL Green Realty Corp.	200	18,094
Vornado Realty Trust	1,200	105,516
Weyerhaeuser Co.	2,143	64,569
		963,047
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	39	945
CSI Properties Ltd.	60,000	2,438
Realogy Holdings Corp. (a)	3,217	152,454
		155,837
Thrifts & Mortgage Finance - 0.0%
WSFS Financial Corp.	100	7,594
TOTAL FINANCIALS		10,993,133
HEALTH CARE - 11.8%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	700	87,150
Alnylam Pharmaceuticals, Inc. (a)	313	19,156
Amgen, Inc.	2,302	262,612
Biogen Idec, Inc. (a)	778	226,375
Celgene Corp. (a)	1,016	164,358
Gilead Sciences, Inc. (a)	6,656	497,935
Grifols SA ADR	467	16,034
Incyte Corp. (a)	300	13,980
Infinity Pharmaceuticals, Inc. (a)	205	2,995
Isis Pharmaceuticals, Inc. (a)	211	8,178
KaloBios Pharmaceuticals, Inc. (c)	323	1,370
Regeneron Pharmaceuticals, Inc. (a)	200	58,772
Theravance, Inc. (a)	409	15,444
Vertex Pharmaceuticals, Inc. (a)	509	35,335
		1,409,694
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	4,100	$ 156,579
Ansell Ltd.	200	3,697
Baxter International, Inc.	1,050	71,873
Becton, Dickinson & Co.	1,500	162,885
Boston Scientific Corp. (a)	4,094	47,409
Covidien PLC	3,500	238,910
DENTSPLY International, Inc.	1,500	71,340
Genmark Diagnostics, Inc. (a)	627	7,461
Hill-Rom Holdings, Inc.	200	8,282
Intuitive Surgical, Inc. (a)	246	92,717
St. Jude Medical, Inc.	1,300	75,946
Stryker Corp.	2,741	203,985
The Cooper Companies, Inc.	100	13,174
Zimmer Holdings, Inc.	100	9,141
		1,163,399
Health Care Providers & Services - 2.0%
Aetna, Inc.	1,900	130,967
AmerisourceBergen Corp.	266	18,761
AmSurg Corp. (a)	127	6,137
Cardinal Health, Inc.	255	16,473
DaVita, Inc. (a)	131	7,801
Emeritus Corp. (a)	260	5,853
Express Scripts Holding Co. (a)	5,721	385,309
HCA Holdings, Inc.	900	41,778
Humana, Inc.	300	31,197
McKesson Corp.	1,641	272,225
Qualicorp SA (a)	300	2,804
Quest Diagnostics, Inc.	600	36,564
Surgical Care Affiliates, Inc.	262	7,975
UnitedHealth Group, Inc.	5,817	433,250
WellPoint, Inc.	1,500	139,320
		1,536,414
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,358	179,888
Lonza Group AG	66	6,149
Thermo Fisher Scientific, Inc.	1,592	160,553
		346,590
Pharmaceuticals - 6.0%
AbbVie, Inc.	7,319	354,606
Actavis PLC (a)	1,752	285,699
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,618	$ 157,027
Bayer AG	64	8,540
Biodelivery Sciences International, Inc. (a)	1,110	5,328
Bristol-Myers Squibb Co.	1,105	56,775
Cadence Pharmaceuticals, Inc. (a)	855	7,712
Eli Lilly & Co.	2,100	105,462
Horizon Pharma, Inc. (a)	1,795	12,960
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	172	519
warrants 9/25/17 (a)	550	1,551
Johnson & Johnson	10,060	952,280
Merck & Co., Inc.	7,600	378,708
Novartis AG sponsored ADR	18	1,424
Novo Nordisk A/S Series B	70	12,514
Perrigo Co.	145	22,604
Pfizer, Inc.	45,527	1,444,572
Sanofi SA	852	90,021
Teva Pharmaceutical Industries Ltd. sponsored ADR	382	15,570
Valeant Pharmaceuticals International, Inc. (Canada) (a)	121	13,267
Zoetis, Inc. Class A	22,579	703,336
		4,630,475
TOTAL HEALTH CARE		9,086,572
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.8%
General Dynamics Corp.	844	77,361
Honeywell International, Inc.	3,768	333,506
L-3 Communications Holdings, Inc.	101	10,449
Lockheed Martin Corp.	2,090	296,090
Meggitt PLC	1,200	9,800
Northrop Grumman Corp.	3,797	427,846
Precision Castparts Corp.	900	232,605
Raytheon Co.	4,102	363,765
Textron, Inc.	2,000	66,460
The Boeing Co.	4,135	555,124
United Technologies Corp.	4,754	527,028
		2,900,034
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	500	$ 21,720
FedEx Corp.	2,339	324,419
United Parcel Service, Inc. Class B	1,651	169,029
		515,168
Airlines - 0.5%
Delta Air Lines, Inc.	9,725	281,831
United Continental Holdings, Inc. (a)	3,300	129,525
		411,356
Building Products - 0.1%
A.O. Smith Corp.	160	8,664
Masco Corp.	1,177	26,388
		35,052
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	1,836	51,628
KAR Auction Services, Inc.	300	8,277
Republic Services, Inc.	240	8,378
Stericycle, Inc. (a)	600	70,488
Tyco International Ltd.	13,238	504,897
Waste Management, Inc.	155	7,080
		650,748
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	1,700	50,337
URS Corp.	436	22,659
		72,996
Electrical Equipment - 0.7%
AMETEK, Inc.	186	9,155
Eaton Corp. PLC	3,693	268,333
Emerson Electric Co.	1,650	110,534
EnerSys	100	7,135
Generac Holdings, Inc.	339	18,055
Hubbell, Inc. Class B	400	43,164
Prysmian SpA	500	13,058
Regal-Beloit Corp.	139	10,228
Roper Industries, Inc.	163	21,141
		500,803
Industrial Conglomerates - 1.7%
3M Co.	2,825	377,166
Danaher Corp.	4,885	365,398
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	19,917	$ 530,987
Koninklijke Philips Electronics NV	400	14,304
		1,287,855
Machinery - 1.6%
Andritz AG	100	6,341
Cummins, Inc.	2,548	337,253
Dover Corp.	730	66,240
Flowserve Corp.	4,597	328,134
Global Brass & Copper Holdings, Inc.	300	4,950
Illinois Tool Works, Inc.	172	13,688
Ingersoll-Rand PLC	911	65,064
Joy Global, Inc.	945	53,449
Manitowoc Co., Inc.	770	15,854
Parker Hannifin Corp.	2,080	245,107
Pentair Ltd.	191	13,508
Stanley Black & Decker, Inc.	732	59,577
Weg SA	200	2,716
Xylem, Inc.	1,000	34,560
		1,246,441
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	888	3,010
Professional Services - 0.2%
Dun & Bradstreet Corp.	208	24,305
Huron Consulting Group, Inc. (a)	100	5,944
Michael Page International PLC	800	6,218
Robert Half International, Inc.	600	23,178
Towers Watson & Co.	740	83,324
		142,969
Road & Rail - 1.0%
Canadian National Railway Co.	1,371	154,435
Canadian Pacific Railway Ltd.	574	88,238
Con-way, Inc.	131	5,422
CSX Corp.	2,838	77,392
Norfolk Southern Corp.	1,495	131,097
Union Pacific Corp.	2,137	346,279
		802,863
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,000	46,530
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Houston Wire & Cable Co.	416	$ 5,616
W.W. Grainger, Inc.	200	51,584
		103,730
TOTAL INDUSTRIALS		8,673,025
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	15,416	327,590
Juniper Networks, Inc. (a)	1,900	38,513
Motorola Solutions, Inc.	1,200	79,056
QUALCOMM, Inc.	11,010	810,116
		1,255,275
Computers & Peripherals - 3.6%
Apple, Inc.	4,094	2,276,552
Electronics for Imaging, Inc. (a)	200	7,920
EMC Corp.	7,722	184,170
SanDisk Corp.	600	40,890
Western Digital Corp.	3,001	225,195
		2,734,727
Electronic Equipment & Components - 0.3%
Avnet, Inc.	866	34,553
Corning, Inc.	2,222	37,952
TE Connectivity Ltd.	2,463	129,849
Trimble Navigation Ltd. (a)	1,500	47,850
		250,204
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	1,700	76,024
Criteo SA sponsored ADR	136	4,910
eBay, Inc. (a)	6,252	315,851
Equinix, Inc. (a)	500	80,350
Facebook, Inc. Class A (a)	2,767	130,077
Google, Inc. Class A (a)	1,338	1,417,731
Mail.Ru Group Ltd. GDR (Reg. S)	100	4,135
Twitter, Inc.	800	33,256
Velti PLC (d)	976	80
VeriSign, Inc. (a)	1,000	56,860
Yahoo!, Inc. (a)	1,844	68,191
		2,187,465
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 3.2%
Accenture PLC Class A	1,853	$ 143,552
Amdocs Ltd.	1,358	54,945
Automatic Data Processing, Inc.	1,600	128,032
Cognizant Technology Solutions Corp. Class A (a)	1,375	129,099
Computer Sciences Corp.	16	842
ExlService Holdings, Inc. (a)	159	4,191
Fidelity National Information Services, Inc.	1,793	90,869
IBM Corp.	1,802	323,783
MasterCard, Inc. Class A	552	419,967
Total System Services, Inc.	600	18,630
Visa, Inc. Class A	5,597	1,138,766
		2,452,676
Office Electronics - 0.0%
Xerox Corp.	2,324	26,447
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	2,720	87,720
Applied Materials, Inc.	7,700	133,210
ASML Holding NV	104	9,712
Atmel Corp. (a)	4,200	32,130
Avago Technologies Ltd.	2,101	93,978
Broadcom Corp. Class A	4,700	125,443
Intel Corp.	11,655	277,855
Linear Technology Corp.	9,940	422,947
LSI Corp.	5,950	48,017
LTX-Credence Corp. (a)	762	5,502
Maxim Integrated Products, Inc.	229	6,522
NXP Semiconductors NV (a)	240	10,200
Samsung Electronics Co. Ltd.	15	21,177
Skyworks Solutions, Inc. (a)	375	9,971
Texas Instruments, Inc.	1,610	69,230
		1,353,614
Software - 3.1%
Activision Blizzard, Inc.	1,048	18,036
Adobe Systems, Inc. (a)	115	6,530
Autodesk, Inc. (a)	4,100	185,525
Check Point Software Technologies Ltd. (a)	1,200	74,232
Citrix Systems, Inc. (a)	2,277	135,072
Comverse, Inc.	104	3,484
Constellation Software, Inc.	38	6,751
Electronic Arts, Inc. (a)	540	11,977
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	100	$ 7,423
Microsoft Corp.	30,609	1,167,121
Oracle Corp.	12,838	453,053
Red Hat, Inc. (a)	5,515	258,378
Symantec Corp.	222	4,993
TIBCO Software, Inc. (a)	855	20,665
		2,353,240
TOTAL INFORMATION TECHNOLOGY		12,613,648
MATERIALS - 4.5%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	1,002	109,048
Airgas, Inc.	200	21,726
Axiall Corp.	223	10,102
Cabot Corp.	450	21,960
Celanese Corp. Class A	1,500	84,195
Chemtura Corp. (a)	99	2,614
Eastman Chemical Co.	872	67,170
Ecolab, Inc.	2,500	267,925
LyondellBasell Industries NV Class A	1,579	121,867
Monsanto Co.	5,589	633,401
Potash Corp. of Saskatchewan, Inc.	1,100	34,826
PPG Industries, Inc.	502	92,398
Praxair, Inc.	1,200	151,512
Rockwood Holdings, Inc.	8,738	598,203
Royal DSM NV	47	3,689
RPM International, Inc.	244	9,662
Sherwin-Williams Co.	500	91,515
The Dow Chemical Co.	1,300	50,778
The Mosaic Co.	1,910	91,489
W.R. Grace & Co. (a)	459	44,078
		2,508,158
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	600	57,936
Vulcan Materials Co.	3,241	182,695
		240,631
Containers & Packaging - 0.4%
Ball Corp.	1,000	49,980
MeadWestvaco Corp.	6,333	222,352
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Nampak Ltd.	1,500	$ 5,779
Rock-Tenn Co. Class A	100	9,442
		287,553
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (Canada)	3,636	100,263
Freeport-McMoRan Copper & Gold, Inc.	3,447	119,576
Ivanhoe Mine Ltd. (a)(c)	1,632	3,225
Newmont Mining Corp.	1,100	27,313
Nucor Corp.	1,400	71,484
Randgold Resources Ltd. sponsored ADR	159	11,249
Turquoise Hill Resources Ltd. (a)	680	2,803
U.S. Silica Holdings, Inc.	700	24,157
		360,070
Paper & Forest Products - 0.1%
Boise Cascade Co.	200	5,132
International Paper Co.	1,986	92,647
		97,779
TOTAL MATERIALS		3,494,191
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	9,600	338,016
CenturyLink, Inc.	2,098	64,409
Verizon Communications, Inc.	11,605	575,840
		978,265
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L sponsored ADR	1,632	37,928
Crown Castle International Corp. (a)	1,500	111,345
Mobile TeleSystems OJSC sponsored ADR	352	7,420
SBA Communications Corp. Class A (a)	873	74,353
SoftBank Corp.	100	8,092
T-Mobile U.S., Inc. (a)	200	5,202
Telephone & Data Systems, Inc.	197	5,479
Vodafone Group PLC	3,000	11,122
Vodafone Group PLC sponsored ADR	6,509	241,419
		502,360
TOTAL TELECOMMUNICATION SERVICES		1,480,625
Common Stocks - continued
	Shares	Value
UTILITIES - 2.6%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	3,700	$ 174,122
Edison International	9,162	423,376
Entergy Corp.	1,700	105,213
Exelon Corp.	2,357	63,427
FirstEnergy Corp.	1,600	52,208
ITC Holdings Corp.	2,918	264,021
NextEra Energy, Inc.	100	8,459
Northeast Utilities	1,105	45,393
Xcel Energy, Inc.	218	6,108
		1,142,327
Gas Utilities - 0.0%
BW LPG Ltd. (a)	706	5,704
National Fuel Gas Co.	199	13,429
		19,133
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	2,400	45,384
NRG Energy, Inc.	3,900	103,194
The AES Corp.	12,922	188,274
		336,852
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	3,438	80,552
CMS Energy Corp.	2,300	61,042
Dominion Resources, Inc.	300	19,473
DTE Energy Co.	1,431	95,505
NiSource, Inc.	1,900	60,078
PG&E Corp.	3,195	128,982
Sempra Energy	267	23,613
TECO Energy, Inc.	1,700	28,968
		498,213
TOTAL UTILITIES		1,996,525
TOTAL COMMON STOCKS (Cost $54,805,396)		72,023,075
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Mobileye NV Series F (a)(d)	167	$ 5,828
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	39	10,350
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	306	34,698
TOTAL NONCONVERTIBLE PREFERRED STOCKS		45,048
TOTAL PREFERRED STOCKS (Cost $39,475)		50,876
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	3,641
Equity Funds - 1.2%
	Shares
Sector Funds - 1.2%
Health Care Select Sector SPDR ETF	2,971	164,177
Market Vectors Oil Services ETF	2,294	111,007
Vanguard Consumer Staples ETF	5,890	657,736
TOTAL EQUITY FUNDS (Cost $735,173)		932,920
Money Market Funds - 5.0%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $3,872,013)	3,872,013	$ 3,872,013
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $59,457,057)		76,882,525
NET OTHER ASSETS (LIABILITIES) - 0.2%		171,243
NET ASSETS - 100%		$ 77,053,768
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 2,255,125	$ 142,346

The face value of futures purchased as a percentage of net assets is 2.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,874 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,416 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
Mobileye NV Series F	8/15/13	$ 5,828
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,111,887	$ 10,111,887	$ -	$ -
Consumer Staples	6,608,359	6,591,010	17,349	-
Energy	7,010,158	7,010,158	-	-
Financials	10,993,133	10,972,319	3,306	17,508
Health Care	9,086,572	8,981,967	104,605	-
Industrials	8,673,025	8,658,721	14,304	-
Information Technology	12,619,476	12,613,568	80	5,828
Materials	3,494,191	3,494,191	-	-
Telecommunication Services	1,480,625	1,469,503	11,122	-
Utilities	1,996,525	1,996,525	-	-
Corporate Bonds	3,641	-	3,641	-
Equity Funds	932,920	932,920	-	-
Money Market Funds	3,872,013	3,872,013	-	-
Total Investments in Securities:	$ 76,882,525	$ 76,704,782	$ 154,407	$ 23,336
Derivative Instruments:
Assets
Futures Contracts	$ 142,346	$ 142,346	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 142,346	$ -
Total Value of Derivatives	$ 142,346	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,457,057)		$ 76,882,525
Segregated cash with brokers for derivative instruments		102,505
Cash		2,544
Foreign currency held at value (cost $519)		519
Receivable for investments sold		480,549
Receivable for fund shares sold		1,043
Dividends receivable		146,695
Interest receivable		69
Prepaid expenses		167
Receivable from investment adviser for expense reductions		11,330
Other receivables		64
Total assets		77,628,010

Liabilities
Payable for investments purchased	$ 422,800
Payable for fund shares redeemed	753
Accrued management fee	37,837
Distribution and service plan fees payable	14
Payable for daily variation margin for derivative instruments	250
Other affiliated payables	7,981
Custodian fees payable	84,392
Other payables and accrued expenses	20,215
Total liabilities		574,242

Net Assets		$ 77,053,768
Net Assets consist of:
Paid in capital		$ 56,882,722
Undistributed net investment income		289,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,313,898
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,567,821
Net Assets		$ 77,053,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Core Multi-Manager: Net Asset Value, offering price and redemption price per share ($76,145,218 ÷ 5,507,911.7 shares)	$ 13.82

Class F: Net Asset Value, offering price and redemption price per share ($703,751 ÷ 50,878.7 shares)	$ 13.83

Class L: Net Asset Value, offering price and redemption price per share ($102,406 ÷ 7,407.4 shares)	$ 13.82

Class N: Net Asset Value, offering price and redemption price per share ($102,393 ÷ 7,407.4 shares)	$ 13.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 633,243
Interest		253
Total income		633,496

Expenses
Management fee	$ 217,954
Transfer agent fees	33,134
Distribution and service plan fees	14
Accounting fees and expenses	13,845
Custodian fees and expenses	139,513
Independent trustees' compensation	400
Registration fees	17,249
Audit	20,779
Legal	265
Miscellaneous	339
Total expenses before reductions	443,492
Expense reductions	(98,745)	344,747
Net investment income (loss)		288,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,476,350
Foreign currency transactions	(20)
Futures contracts	127,190
Total net realized gain (loss)		2,603,520
Change in net unrealized appreciation (depreciation) on: Investment securities	5,151,221
Assets and liabilities in foreign currencies	(3)
Futures contracts	64,833
Total change in net unrealized appreciation (depreciation)		5,216,051
Net gain (loss)		7,819,571
Net increase (decrease) in net assets resulting from operations		$ 8,108,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 288,749	$ 672,558
Net realized gain (loss)	2,603,520	3,140,232
Change in net unrealized appreciation (depreciation)	5,216,051	10,283,963
Net increase (decrease) in net assets resulting from operations	8,108,320	14,096,753
Distributions to shareholders from net investment income	(250,495)	(616,044)
Distributions to shareholders from net realized gain	(3,183,056)	(1,011,610)
Total distributions	(3,433,551)	(1,627,654)
Share transactions - net increase (decrease)	4,471,023	2,172,660
Total increase (decrease) in net assets	9,145,792	14,641,759

Net Assets
Beginning of period	67,907,976	53,266,217
End of period (including undistributed net investment income of $289,327 and undistributed net investment income of $251,073, respectively)	$ 77,053,768	$ 67,907,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Multi-Manager

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.05
Net realized and unrealized gain (loss)	1.41	2.60	.57
Total from investment operations	1.46	2.73	.62
Distributions from net investment income	(.05)	(.12)	(.01)
Distributions from net realized gain	(.61)	(.20)	-
Total distributions	(.66)	(.32)	(.01)
Net asset value, end of period	$ 13.82	$ 13.02	$ 10.61
Total Return B, C	11.79%	26.33%	6.24%
Ratios to Average Net Assets F
Expenses before reductions	1.25% A	1.03%	1.10% A
Expenses net of fee waivers, if any	.97% A	.97%	.97% A
Expenses net of all reductions	.97% A	.96%	.97% A
Net investment income (loss)	.81% A	1.12%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,145	$ 67,623	$ 53,266
Portfolio turnover rate G	118% A	95%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2013	Year ended May 31,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.06	.06
Net realized and unrealized gain (loss)	1.41	1.46
Total from investment operations	1.47	1.52
Distributions from net investment income	(.05)	(.08)
Distributions from net realized gain	(.61)	(.04)
Total distributions	(.66)	(.12)
Net asset value, end of period	$ 13.83	$ 13.02
Total Return B, C	11.88%	13.22%
Ratios to Average Net Assets F
Expenses before reductions	1.15% A	.96% A
Expenses net of fee waivers, if any	.87% A	.87% A
Expenses net of all reductions	.87% A	.86% A
Net investment income (loss)	.91% A	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 704	$ 285
Portfolio turnover rate G	118% A	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 13.82
Total Return B, C	2.37%
Ratios to Average Net Assets F
Expenses before reductions	1.11% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate G	118% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 13.82
Total Return B, C	2.37%
Ratios to Average Net Assets F
Expenses before reductions	1.38% A
Expenses net of fee waivers, if any	1.22% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate G	118% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Core Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,655,476
Gross unrealized depreciation	(434,700)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,220,776

Tax cost	$ 59,661,749

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $127,190 and a change in net unrealized appreciation (depreciation) of $64,833 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $40,203,420 and $40,079,953, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .61% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P., Cornerstone Investment Partners, LLC, First Eagle Investment Management, LLC, Lazard Asset Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 14	$ 14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Core Multi-Manager	$ 33,124.09
Class L	5.10
Class N	5.10
	$ 33,134

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,190 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $4,608.

The investment adviser has also contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement

Core Multi-Manager	.97%	$ 93,353
Class F	.87%	605
Class L	.97%	8
Class N	1.22%	8

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $163 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net investment income
Core Multi-Manager	$ 249,277	$ 614,340
Class F	1,218	1,704
Total	$ 250,495	$ 616,044
From net realized gain
Core Multi-Manager	$ 3,167,899	$ 1,010,810
Class F	15,157	800
Total	$ 3,183,056	$ 1,011,610

A Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013 B	Year ended May 31, 2013 A	Six months ended November 30, 2013 B	Year ended May 31, 2013 A
Core Multi-Manager
Shares sold	50,365	36,851	$ 646,655	$ 435,299
Reinvestment of distributions	276,024	148,077	3,417,176	1,625,150
Shares redeemed	(13,422)	(12,229)	(172,257)	(142,196)
Net increase (decrease)	312,967	172,699	$ 3,891,574	$ 1,918,253
Class F
Shares sold	31,526	22,429	$ 413,556	$ 261,819
Reinvestment of distributions	1,323	220	16,375	2,504
Shares redeemed	(3,845)	(774)	(50,482)	(9,916)
Net increase (decrease)	29,004	21,875	$ 379,449	$ 254,407
Class L
Shares sold	7,407	-	$ 100,000	$ -
Class N
Shares sold	7,407	-	$ 100,000	$ -

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

B Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Cornerstone Investment Partners, LLC (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.97% of the class' average net assets through July 31, 2015. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, First Eagle, Lazard, OppenheimerFunds, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 52% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2015 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Strategic Advisers Core Multi-Manager Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2012 it had approved a Sub-Advisory Agreement with T. Rowe Price contained an additional breakpoint. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Cornerstone Investment Partners, LLC

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMC-USAN-0114
1.931544.101

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period* June 1, 2013 to November 30, 2013
Actual	.31%	$ 1,000.00	$ 1,154.10	$ 1.67
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
ASTON/Montag & Caldwell Growth Fund Class N	7.8	8.4
Fidelity Growth Company Fund	7.5	6.7
Wells Fargo Advantage Premier Large Company Growth Fund Institutional Class	6.4	3.6
Apple, Inc.	3.2	2.9
Columbia Select Large Cap Growth Fund Class R5	3.2	2.9
Google, Inc. Class A	2.7	2.2
Gilead Sciences, Inc.	2.2	2.0
Home Depot, Inc.	1.5	1.6
Philip Morris International, Inc.	1.2	1.6
MasterCard, Inc. Class A	1.1	1.1
	36.8
Top Five Market Sectors as of November 30, 2013
(Stocks Only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	18.2
Consumer Discretionary	15.3	12.7
Health Care	10.6	8.8
Industrials	8.2	7.2
Consumer Staples	5.6	5.6
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Stocks 69.0%	Stocks 62.9%
Large Growth Funds 25.8%	Large Growth Funds 30.4%
Short-Term Investments and Net Other Assets (Liabilities) 5.2%	Short-Term Investments and Net Other Assets (Liabilities) 6.7%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.7%
Delphi Automotive PLC	99,003	$ 5,796,626
Johnson Controls, Inc.	391,500	19,774,665
Lear Corp.	260,100	21,564,891
TRW Automotive Holdings Corp. (a)	374,890	29,091,464
		76,227,646
Automobiles - 0.9%
Ford Motor Co.	1,081,500	18,472,020
General Motors Co. (a)	937,554	36,311,466
Harley-Davidson, Inc.	516,500	34,615,830
Tesla Motors, Inc. (a)	103,724	13,201,991
		102,601,307
Hotels, Restaurants & Leisure - 3.2%
Dunkin' Brands Group, Inc.	277,498	13,591,852
Las Vegas Sands Corp.	1,563,900	112,100,352
McDonald's Corp.	511,969	49,850,422
MGM Mirage, Inc. (a)	484,100	9,289,879
Panera Bread Co. Class A (a)	95,744	16,936,156
Starbucks Corp.	711,608	57,967,588
Starwood Hotels & Resorts Worldwide, Inc.	212,868	15,854,409
Wyndham Worldwide Corp.	169,300	12,140,503
Wynn Resorts Ltd.	359,223	59,584,319
		347,315,480
Household Durables - 0.5%
Harman International Industries, Inc.	440,100	35,665,704
Mohawk Industries, Inc. (a)	94,022	13,164,960
		48,830,664
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	130,547	51,385,910
Expedia, Inc.	170,610	10,866,151
Groupon, Inc. Class A (a)	1,587,750	14,369,138
priceline.com, Inc. (a)	54,401	64,863,944
TripAdvisor, Inc. (a)	45,436	4,012,908
zulily, Inc.	107,041	3,745,365
		149,243,416
Media - 3.7%
Aimia, Inc.	417,355	7,384,381
CBS Corp. Class B	1,429,650	83,720,304
Charter Communications, Inc. Class A (a)	85,225	11,513,898
Cinemark Holdings, Inc.	209,759	6,919,949
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	2,030,315	$ 101,251,809
DIRECTV (a)	178,000	11,767,580
Legend Pictures LLC (a)(d)(e)	2,783	5,017,749
Morningstar, Inc.	118,796	9,908,774
Omnicom Group, Inc.	442,420	31,610,909
Time Warner Cable, Inc.	321,818	44,481,684
Twenty-First Century Fox, Inc. Class A	1,307,250	43,779,803
Viacom, Inc. Class B (non-vtg.)	559,720	44,872,752
		402,229,592
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	308,847	17,187,336
Macy's, Inc.	234,339	12,480,895
		29,668,231
Specialty Retail - 3.6%
AutoZone, Inc. (a)	72,713	33,564,321
Best Buy Co., Inc.	602,197	24,419,088
Home Depot, Inc.	1,991,880	160,684,960
L Brands, Inc.	256,500	16,669,935
Lowe's Companies, Inc.	491,400	23,331,672
O'Reilly Automotive, Inc. (a)	157,958	19,738,432
PetSmart, Inc.	148,537	11,008,077
Ross Stores, Inc.	98,049	7,496,827
Sally Beauty Holdings, Inc. (a)	101,705	2,861,979
TJX Companies, Inc.	1,319,450	82,967,016
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	63,198	8,022,354
		390,764,661
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	239,398	16,918,257
Hanesbrands, Inc.	378,276	26,517,148
Michael Kors Holdings Ltd. (a)	151,500	12,354,825
NIKE, Inc. Class B	566,320	44,818,565
Under Armour, Inc. Class A (sub. vtg.) (a)	126,350	10,196,445
		110,805,240
TOTAL CONSUMER DISCRETIONARY		1,657,686,237
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Anheuser-Busch InBev SA NV ADR	439,950	44,923,295
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	148,718	$ 6,237,233
Monster Beverage Corp. (a)	123,226	7,292,515
PepsiCo, Inc.	888,688	75,058,588
The Coca-Cola Co.	223,134	8,967,755
		142,479,386
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	1,268,332	84,927,511
Kroger Co.	993,329	41,471,486
Rite Aid Corp. (a)	895,650	5,302,248
Walgreen Co.	225,800	13,367,360
		145,068,605
Food Products - 1.4%
Archer Daniels Midland Co.	601,980	24,229,695
General Mills, Inc.	259,344	13,078,718
Green Mountain Coffee Roasters, Inc.	90,965	6,129,222
Kellogg Co.	307,840	18,667,418
Kraft Foods Group, Inc.	252,853	13,431,551
McCormick & Co., Inc. (non-vtg.)	223,855	15,445,995
Mead Johnson Nutrition Co. Class A	254,279	21,489,118
Mondelez International, Inc.	755,540	25,333,256
Tyson Foods, Inc. Class A	371,729	11,780,092
		149,585,065
Household Products - 0.3%
Colgate-Palmolive Co.	169,603	11,161,573
Energizer Holdings, Inc.	139,100	15,349,685
		26,511,258
Tobacco - 1.3%
Lorillard, Inc.	270,036	13,860,948
Philip Morris International, Inc.	1,504,131	128,663,366
		142,524,314
TOTAL CONSUMER STAPLES		606,168,628
ENERGY - 2.9%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	427,600	24,356,096
Cameron International Corp. (a)	475,580	26,342,376
Halliburton Co.	390,900	20,592,612
National Oilwell Varco, Inc.	426,448	34,755,512
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	127,000	$ 9,803,130
Schlumberger Ltd.	535,349	47,335,559
		163,185,285
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp.	408,920	37,412,091
Cabot Oil & Gas Corp.	354,192	12,201,914
Denbury Resources, Inc. (a)	1,762,530	29,399,000
Exxon Mobil Corp.	80,580	7,532,618
Marathon Petroleum Corp.	120,353	9,958,007
Occidental Petroleum Corp.	393,880	37,402,845
Range Resources Corp.	86,468	6,714,240
Valero Energy Corp.	186,100	8,508,492
		149,129,207
TOTAL ENERGY		312,314,492
FINANCIALS - 3.5%
Capital Markets - 0.4%
Charles Schwab Corp.	1,251,550	30,637,944
Goldman Sachs Group, Inc.	46,496	7,855,034
		38,492,978
Commercial Banks - 0.4%
Regions Financial Corp.	1,495,900	14,555,107
Wells Fargo & Co.	582,880	25,658,378
		40,213,485
Consumer Finance - 0.8%
Capital One Financial Corp.	674,670	48,326,612
Discover Financial Services	710,998	37,896,193
		86,222,805
Diversified Financial Services - 0.6%
Citigroup, Inc.	242,500	12,833,100
CME Group, Inc.	86,920	7,123,094
JPMorgan Chase & Co.	320,600	18,344,732
Moody's Corp.	169,310	12,635,605
MSCI, Inc. Class A (a)	439,301	19,500,571
		70,437,102
Insurance - 0.8%
Allstate Corp.	412,000	22,359,240
Arch Capital Group Ltd. (a)	278,451	16,381,272
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	161,351	$ 25,304,677
MetLife, Inc.	153,736	8,023,482
Progressive Corp.	654,791	18,288,313
		90,356,984
Real Estate Investment Trusts - 0.5%
American Tower Corp.	589,936	45,879,323
Public Storage	54,802	8,368,265
		54,247,588
TOTAL FINANCIALS		379,970,942
HEALTH CARE - 10.6%
Biotechnology - 4.4%
Alnylam Pharmaceuticals, Inc. (a)	26,289	1,608,887
Amgen, Inc.	546,450	62,339,016
Biogen Idec, Inc. (a)	272,105	79,174,392
Celgene Corp. (a)	539,711	87,309,048
Gilead Sciences, Inc. (a)	3,240,363	242,411,556
Ironwood Pharmaceuticals, Inc. Class A (a)	349,755	3,994,202
		476,837,101
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	437,160	29,923,602
Intuitive Surgical, Inc. (a)	51,076	19,250,544
Medtronic, Inc.	645,790	37,016,683
The Cooper Companies, Inc.	182,557	24,050,059
		110,240,888
Health Care Providers & Services - 1.8%
Aetna, Inc.	252,000	17,370,360
Cardinal Health, Inc.	251,500	16,246,900
CIGNA Corp.	268,900	23,515,305
Express Scripts Holding Co. (a)	829,463	55,864,333
HCA Holdings, Inc.	722,550	33,540,771
McKesson Corp.	207,000	34,339,230
Qualicorp SA (a)	606,800	5,672,218
WellPoint, Inc.	73,588	6,834,853
		193,383,970
Health Care Technology - 0.2%
athenahealth, Inc. (a)	166,350	21,820,130
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	592,650	$ 31,748,261
Illumina, Inc. (a)	333,784	32,710,832
Thermo Fisher Scientific, Inc.	133,395	13,452,886
		77,911,979
Pharmaceuticals - 2.5%
Actavis PLC (a)	187,550	30,583,779
Bristol-Myers Squibb Co.	836,675	42,988,362
Endo Health Solutions, Inc. (a)	514,766	34,587,128
Johnson & Johnson	589,065	55,760,893
Merck & Co., Inc.	812,980	40,510,793
Mylan, Inc. (a)	309,787	13,670,900
Pfizer, Inc.	763,772	24,234,486
Shire PLC sponsored ADR	164,800	22,381,488
Zoetis, Inc. Class A	246,897	7,690,842
		272,408,671
TOTAL HEALTH CARE		1,152,602,739
INDUSTRIALS - 8.2%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	485,120	42,937,971
L-3 Communications Holdings, Inc.	118,800	12,291,048
Lockheed Martin Corp.	123,667	17,519,904
Northrop Grumman Corp.	153,000	17,240,040
Precision Castparts Corp.	150,541	38,907,321
Spirit AeroSystems Holdings, Inc. Class A (a)	205,306	6,701,188
Textron, Inc.	154,900	5,147,327
The Boeing Co.	664,900	89,262,825
Triumph Group, Inc.	155,110	11,468,833
United Technologies Corp.	635,638	70,466,829
		311,943,286
Air Freight & Logistics - 1.0%
FedEx Corp.	260,910	36,188,217
United Parcel Service, Inc. Class B	674,657	69,071,384
		105,259,601
Airlines - 0.3%
Delta Air Lines, Inc.	1,176,301	34,089,203
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Edenred SA	657,005	$ 23,702,204
Stericycle, Inc. (a)	78,410	9,211,607
		32,913,811
Electrical Equipment - 0.2%
Eaton Corp. PLC	148,423	10,784,415
Roper Industries, Inc.	55,259	7,167,092
		17,951,507
Industrial Conglomerates - 0.1%
Danaher Corp.	208,299	15,580,765
Machinery - 1.3%
Caterpillar, Inc.	447,570	37,864,422
Colfax Corp. (a)	118,145	6,861,862
Cummins, Inc.	228,191	30,203,361
Kennametal, Inc.	160,821	7,635,781
Pall Corp.	256,300	21,452,310
Pentair Ltd.	508,500	35,961,120
		139,978,856
Professional Services - 0.7%
Equifax, Inc.	158,331	10,660,426
IHS, Inc. Class A (a)	151,125	17,293,234
Intertek Group PLC	346,795	17,233,780
Towers Watson & Co.	168,100	18,928,060
Verisk Analytics, Inc. (a)	215,422	14,026,126
		78,141,626
Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	337,000	51,805,167
Kansas City Southern	308,250	37,304,415
Union Pacific Corp.	410,276	66,481,123
		155,590,705
TOTAL INDUSTRIALS		891,449,360
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,126,750	45,193,438
Motorola Solutions, Inc.	355,906	23,447,087
QUALCOMM, Inc.	1,573,692	115,792,257
		184,432,782
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.8%
3D Systems Corp. (a)	87,802	$ 6,599,198
Apple, Inc.	631,090	350,930,216
NCR Corp. (a)	315,600	11,030,220
SanDisk Corp.	232,500	15,844,875
Stratasys Ltd. (a)	28,718	3,382,119
Western Digital Corp.	382,576	28,708,503
		416,495,131
Electronic Equipment & Components - 0.1%
Corning, Inc.	476,000	8,130,080
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (a)	394,409	17,637,970
Dropbox, Inc. (a)(e)	314,762	3,147,620
eBay, Inc. (a)	1,182,257	59,727,624
Facebook, Inc. Class A (a)	1,391,829	65,429,881
Google, Inc. Class A (a)	273,452	289,747,005
IAC/InterActiveCorp	404,670	23,151,171
LinkedIn Corp. (a)	175,110	39,229,893
MercadoLibre, Inc.	48,930	5,417,040
Qihoo 360 Technology Co. Ltd. ADR (a)	153,058	12,477,288
SINA Corp. (a)	50,164	3,866,139
Twitter, Inc.	382,000	15,879,740
Yahoo!, Inc. (a)	154,160	5,700,837
Yandex NV (a)	509,674	20,259,542
Yelp, Inc. (a)	61,624	3,739,961
Youku Tudou, Inc. ADR (a)	348,865	9,831,016
		575,242,727
IT Services - 3.8%
Accenture PLC Class A	205,133	15,891,654
Alliance Data Systems Corp. (a)	114,200	27,666,092
Fidelity National Information Services, Inc.	518,778	26,291,669
Fiserv, Inc. (a)	128,300	14,098,887
FleetCor Technologies, Inc. (a)	220,585	26,862,841
Gartner, Inc. Class A (a)	293,622	18,982,662
IBM Corp.	221,678	39,831,103
MasterCard, Inc. Class A	158,550	120,626,426
Vantiv, Inc. (a)	224,380	6,798,714
Visa, Inc. Class A	568,827	115,733,541
		412,783,589
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	182,260	5,877,885
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	2,173,150	$ 37,595,495
Broadcom Corp. Class A	628,320	16,769,861
First Solar, Inc. (a)	163,234	9,764,658
KLA-Tencor Corp.	103,600	6,616,932
Lam Research Corp. (a)	343,200	17,884,152
Linear Technology Corp.	201,920	8,591,696
LSI Corp.	1,613,500	13,020,945
Microchip Technology, Inc.	245,057	10,608,518
Xilinx, Inc.	609,750	27,091,193
		153,821,335
Software - 3.2%
Activision Blizzard, Inc.	1,180,490	20,316,233
Adobe Systems, Inc. (a)	369,350	20,971,693
Aspen Technology, Inc. (a)	294,396	11,637,474
CommVault Systems, Inc. (a)	123,418	9,237,837
Microsoft Corp.	1,735,107	66,159,630
NetSuite, Inc. (a)	65,206	6,264,992
Oracle Corp.	3,167,023	111,764,242
ServiceNow, Inc. (a)	137,627	7,309,370
SolarWinds, Inc. (a)	597,980	19,996,451
Solera Holdings, Inc.	367,035	24,499,586
Splunk, Inc. (a)	113,358	8,179,913
Symantec Corp.	472,660	10,630,123
Synopsys, Inc. (a)	346,600	12,695,958
TIBCO Software, Inc. (a)	419,500	10,139,315
Workday, Inc. Class A (a)	91,492	7,534,366
Zynga, Inc. (a)	1,033,544	4,495,916
		351,833,099
TOTAL INFORMATION TECHNOLOGY		2,102,738,743
MATERIALS - 2.6%
Chemicals - 2.2%
Ashland, Inc.	616,710	56,169,947
CF Industries Holdings, Inc.	119,540	25,985,605
LyondellBasell Industries NV Class A	409,534	31,607,834
Monsanto Co.	584,421	66,232,432
PPG Industries, Inc.	304,907	56,121,182
		236,117,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	69,712	$ 6,731,391
Containers & Packaging - 0.1%
Packaging Corp. of America	168,054	10,294,988
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	739,790	25,663,315
TOTAL MATERIALS		278,806,694
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
Frontier Communications Corp.	1,888,963	8,840,347
Verizon Communications, Inc.	1,146,230	56,875,933
		65,716,280
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	494,200	36,684,466
TOTAL TELECOMMUNICATION SERVICES		102,400,746
UTILITIES - 0.1%
Electric Utilities - 0.0%
Brookfield Infrastructure Partners LP	165,147	6,321,827
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	518,098	7,548,688
TOTAL UTILITIES		13,870,515
TOTAL COMMON STOCKS (Cost $5,195,298,202)		7,498,009,096
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Flipkart Series D (e)	52,096	1,195,447
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(e)	296,161	1,039,525
Nonconvertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Palantir Technologies, Inc.: - continued
Series H (e)	93,416	$ 327,890
Series H1 (e)	93,416	327,890
		1,695,305
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,757,480)		2,890,752
Equity Funds - 25.8%

Large Growth Funds - 25.8%
ASTON/Montag & Caldwell Growth Fund Class N	28,314,011	842,341,813
Columbia Select Large Cap Growth Fund Class R5 (a)	18,067,060	349,236,268
Fidelity Growth Company Fund (c)	6,521,446	813,159,042
iShares Russell 1000 Growth Index ETF	70,748	5,935,050
PRIMECAP Odyssey Growth Fund	3,971,702	94,367,631
Wells Fargo Advantage Premier Large Company Growth Fund Institutional Class (a)	48,979,150	692,075,386
TOTAL EQUITY FUNDS (Cost $2,128,760,821)		2,797,115,190
Money Market Funds - 5.0%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $541,489,781)	541,489,781	541,489,781
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $7,868,306,284)		10,839,504,819
NET OTHER ASSETS (LIABILITIES) - 0.2%		21,144,011
NET ASSETS - 100%		$ 10,860,648,830
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
368 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 33,195,440	$ 2,314,168
4,727 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2013	397,540,700	22,867,663
TOTAL EQUITY INDEX CONTRACTS		$ 430,736,140	$ 25,181,831

The face value of futures purchased as a percentage of net assets is 4%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,056,121 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,849,379
Flipkart Series D	10/4/13	$ 1,195,447
Legend Pictures LLC	3/8/12	$ 2,975,389
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Palantir Technologies, Inc. Series H	10/25/13	$ 327,890
Palantir Technologies, Inc. Series H1	10/25/13	$ 327,890
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 607,457,932	$ 100,000,000	$ -	$ -	$ 813,159,042
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,658,881,684	$ 1,652,668,488	$ -	$ 6,213,196
Consumer Staples	606,168,628	606,168,628	-	-
Energy	312,314,492	312,314,492	-	-
Financials	379,970,942	379,970,942	-	-
Health Care	1,152,602,739	1,152,602,739	-	-
Industrials	891,449,360	891,449,360	-	-
Information Technology	2,104,434,048	2,099,591,123	-	4,842,925
Materials	278,806,694	278,806,694	-	-
Telecommunication Services	102,400,746	102,400,746	-	-
Utilities	13,870,515	13,870,515	-	-
Equity Funds	2,797,115,190	2,797,115,190	-	-
Money Market Funds	541,489,781	541,489,781	-	-
Total Investments in Securities:	$ 10,839,504,819	$ 10,828,448,698	$ -	$ 11,056,121
Derivative Instruments:
Assets
Futures Contracts	$ 25,181,831	$ 25,181,831	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 25,181,831	$ -
Total Value of Derivatives	$ 25,181,831	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,304,065,731)	$ 10,026,345,777
Affiliated issuers (cost $564,240,553)	813,159,042
Total Investments (cost $7,868,306,284)		$ 10,839,504,819
Segregated cash with brokers for derivative instruments		9,308,350
Receivable for investments sold		14,062,438
Receivable for fund shares sold		10,247,417
Dividends receivable		10,101,891
Interest receivable		4,070
Receivable for daily variation margin for derivative instruments		421,748
Prepaid expenses		22,196
Other receivables		8,808
Total assets		10,883,681,737

Liabilities
Payable for investments purchased	$ 18,161,551
Payable for fund shares redeemed	2,064,076
Accrued management fee	1,505,516
Other affiliated payables	1,130,996
Other payables and accrued expenses	170,768
Total liabilities		23,032,907

Net Assets		$ 10,860,648,830
Net Assets consist of:
Paid in capital		$ 7,510,671,062
Undistributed net investment income		35,807,118
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		317,790,284
Net unrealized appreciation (depreciation) on investments		2,996,380,366
Net Assets, for 676,811,883 shares outstanding		$ 10,860,648,830
Net Asset Value, offering price and redemption price per share ($10,860,648,830 ÷ 676,811,883 shares)		$ 16.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 50,984,563
Interest		24,855
Total income		51,009,418

Expenses
Management fee	$ 20,379,172
Transfer agent fees	5,979,437
Accounting fees and expenses	639,538
Custodian fees and expenses	48,391
Independent trustees' compensation	54,642
Registration fees	228,014
Audit	36,688
Legal	35,448
Miscellaneous	40,992
Total expenses before reductions	27,442,322
Expense reductions	(12,298,734)	15,143,588
Net investment income (loss)		35,865,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	301,843,494
Foreign currency transactions	4,859
Futures contracts	45,021,690
Total net realized gain (loss)		346,870,043
Change in net unrealized appreciation (depreciation) on: Investment securities	1,052,382,347
Assets and liabilities in foreign currencies	1,191
Futures contracts	2,841,854
Total change in net unrealized appreciation (depreciation)		1,055,225,392
Net gain (loss)		1,402,095,435
Net increase (decrease) in net assets resulting from operations		$ 1,437,961,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,865,830	$ 72,442,225
Net realized gain (loss)	346,870,043	506,908,743
Change in net unrealized appreciation (depreciation)	1,055,225,392	1,069,142,758
Net increase (decrease) in net assets resulting from operations	1,437,961,265	1,648,493,726
Distributions to shareholders from net investment income	(22,005,533)	(61,852,259)
Distributions to shareholders from net realized gain	(483,492,971)	(1,795,348)
Total distributions	(505,498,504)	(63,647,607)
Share transactions Proceeds from sales of shares	1,281,074,746	2,041,902,018
Reinvestment of distributions	504,470,091	63,437,299
Cost of shares redeemed	(941,558,406)	(2,113,394,338)
Net increase (decrease) in net assets resulting from share transactions	843,986,431	(8,055,021)
Total increase (decrease) in net assets	1,776,449,192	1,576,791,098

Net Assets
Beginning of period	9,084,199,638	7,507,408,540
End of period (including undistributed net investment income of $35,807,118 and undistributed net investment income of $21,946,821, respectively)	$ 10,860,648,830	$ 9,084,199,638
Other Information Shares
Sold	86,237,087	153,421,082
Issued in reinvestment of distributions	36,214,651	5,027,641
Redeemed	(63,171,599)	(159,900,182)
Net increase (decrease)	59,280,139	(1,451,459)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.71	$ 12.13	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.12	.07	.07
Net realized and unrealized gain (loss)	2.09	2.57	(.43)	2.63
Total from investment operations	2.14	2.69	(.36)	2.70
Distributions from net investment income	(.04)	(.10)	(.07)	(.03)
Distributions from net realized gain	(.77)	- I	(.11)	-
Total distributions	(.80) J	(.11) K	(.18)	(.03)
Net asset value, end of period	$ 16.05	$ 14.71	$ 12.13	$ 12.67
Total Return B,C	15.41%	22.29%	(2.83)%	27.03%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.62%	.62%	.70% A
Expenses net of fee waivers, if any	.31% A	.37%	.36%	.45% A
Expenses net of all reductions	.31% A	.37%	.36%	.45% A
Net investment income (loss)	.73% A	.89%	.61%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,860,649	$ 9,084,200	$ 7,507,409	$ 6,800,471
Portfolio turnover rate G	42% A	73%	49% H	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 2, 2010 (commencement of operations) to May 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Amount represents less than $.01 per share.

J Total distributions of $.80 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.769 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,010,551,296
Gross unrealized depreciation	(45,132,331)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,965,418,965

Tax cost	$ 7,874,085,854

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $45,021,690 and a change in net unrealized appreciation (depreciation) of $2,841,854 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,416,000,956 and $1,950,057,128, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. ClariVest Asset Management LLC, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser)and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,572 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $ 12,291,497.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,162 for the period.

Semiannual Report

7. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $75.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Massachusetts Financial Services Company (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 0.95% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2015, and its proposal to extend the management fee waiver through September 30, 2016.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (Waddell) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MSIM, Pyramis, and Waddell (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile and that the fund had under-performed 65% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2016 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.95%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Growth Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Semiannual Report

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2016.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Massachusetts Financial Services
Company

Morgan Stanley Investment Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SGF-USAN-0114
1.922643.103

Strategic Advisers®
Growth Multi-Manager Fund

Class F

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013) for Growth Multi-Manager and Class F and for the period (November 12, 2013 to November 30, 2013) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During Period
Growth Multi-Manager	.81%
Actual		$ 1,000.00	$ 1,154.90	$ 4.38 C
Hypothetical A		$ 1,000.00	$ 1,021.01	$ 4.10 D
Class F	.71%
Actual		$ 1,000.00	$ 1,155.40	$ 3.84 C
Hypothetical A		$ 1,000.00	$ 1,021.51	$ 3.60 D
Class L	.68%
Actual		$ 1,000.00	$ 1,027.20	$ .36 C
Hypothetical A		$ 1,000.00	$ 1,021.66	$ 3.45 D
Class N	.93%
Actual		$ 1,000.00	$ 1,027.20	$ .49 C
Hypothetical A		$ 1,000.00	$ 1,020.41	$ 4.71 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Growth Multi-Manager and Class F and multiplied by 19/365 (to reflect the period November 12, 2013 to November 30, 2013) for Class L and Class N. The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.2
Google, Inc. Class A	3.4	3.2
Gilead Sciences, Inc.	3.1	3.1
Home Depot, Inc.	2.0	2.4
Vanguard Consumer Staples ETF	1.9	3.0
MasterCard, Inc. Class A	1.8	1.8
Las Vegas Sands Corp.	1.7	1.4
Visa, Inc. Class A	1.7	2.3
Philip Morris International, Inc.	1.5	2.3
Comcast Corp. Class A	1.4	0.6
	22.7
Top Five Market Sectors as of November 30, 2013
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.4	26.7
Consumer Discretionary	21.3	19.2
Health Care	14.3	13.0
Industrials	11.2	10.6
Consumer Staples	7.0	8.1
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Stocks 92.5%	Stocks 93.1%
Large Growth Funds 0.1%	Large Growth Funds 0.1%
Sector Funds 1.9%	Sector Funds 3.0%
Short-Term Investments and Net Other Assets (Liabilities) 5.5%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 0.8%
Delphi Automotive PLC	985	$ 57,672
Johnson Controls, Inc.	3,575	180,573
Lear Corp.	2,360	195,668
TRW Automotive Holdings Corp. (a)	2,700	209,520
		643,433
Automobiles - 1.3%
Ford Motor Co.	10,020	171,142
General Motors Co. (a)	7,498	290,398
Harley-Davidson, Inc.	6,084	407,750
Tesla Motors, Inc. (a)	726	92,405
		961,695
Hotels, Restaurants & Leisure - 4.8%
Dunkin' Brands Group, Inc.	1,961	96,050
Las Vegas Sands Corp.	17,621	1,263,073
McDonald's Corp.	4,033	392,693
MGM Mirage, Inc. (a)	4,500	86,355
Panera Bread Co. Class A (a)	671	118,693
Starbucks Corp.	7,914	644,674
Starwood Hotels & Resorts Worldwide, Inc.	2,506	186,647
Wyndham Worldwide Corp.	1,570	112,585
Wynn Resorts Ltd.	4,140	686,702
		3,587,472
Household Durables - 0.7%
Harman International Industries, Inc.	5,186	420,273
Mohawk Industries, Inc. (a)	868	121,537
		541,810
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	1,520	598,302
Expedia, Inc.	1,230	78,339
Groupon, Inc. Class A (a)	11,261	101,912
priceline.com, Inc. (a)	543	647,435
TripAdvisor, Inc. (a)	318	28,086
zulily, Inc.	751	26,277
		1,480,351
Media - 5.1%
Aimia, Inc.	2,960	52,372
CBS Corp. Class B	15,806	925,599
Charter Communications, Inc. Class A (a)	695	93,895
Cinemark Holdings, Inc.	2,110	69,609
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	20,778	$ 1,036,199
DIRECTV (a)	1,641	108,487
Morningstar, Inc.	842	70,231
Omnicom Group, Inc.	3,180	227,211
Time Warner Cable, Inc.	3,530	487,917
Twenty-First Century Fox, Inc. Class A	13,632	456,536
Viacom, Inc. Class B (non-vtg.)	4,030	323,085
		3,851,141
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	2,191	121,929
Macy's, Inc.	2,341	124,682
		246,611
Specialty Retail - 4.8%
AutoZone, Inc. (a)	832	384,051
Best Buy Co., Inc.	5,087	206,278
Home Depot, Inc.	18,489	1,491,508
L Brands, Inc.	3,019	196,205
Lowe's Companies, Inc.	4,700	223,156
O'Reilly Automotive, Inc. (a)	1,789	223,553
PetSmart, Inc.	1,488	110,276
Ross Stores, Inc.	975	74,549
Sally Beauty Holdings, Inc. (a)	712	20,036
TJX Companies, Inc.	10,130	636,974
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	443	56,234
		3,622,820
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	1,678	118,584
Hanesbrands, Inc.	3,634	254,743
Michael Kors Holdings Ltd. (a)	1,517	123,711
NIKE, Inc. Class B	6,453	510,690
Under Armour, Inc. Class A (sub. vtg.) (a)	1,485	119,840
		1,127,568
TOTAL CONSUMER DISCRETIONARY		16,062,901
CONSUMER STAPLES - 7.0%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	5,185	529,440
Coca-Cola Enterprises, Inc.	1,490	62,491
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	865	$ 51,191
PepsiCo, Inc.	6,609	558,196
The Coca-Cola Co.	2,230	89,624
		1,290,942
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	10,496	702,812
Kroger Co.	9,425	393,494
Rite Aid Corp. (a)	8,950	52,984
Walgreen Co.	2,100	124,320
		1,273,610
Food Products - 1.6%
Archer Daniels Midland Co.	5,670	228,218
General Mills, Inc.	2,590	130,614
Green Mountain Coffee Roasters, Inc.	638	42,988
Kellogg Co.	2,220	134,621
Kraft Foods Group, Inc.	1,823	96,838
McCormick & Co., Inc. (non-vtg.)	1,587	109,503
Mead Johnson Nutrition Co. Class A	1,782	150,597
Mondelez International, Inc.	5,440	182,403
Tyson Foods, Inc. Class A	3,718	117,823
		1,193,605
Household Products - 0.3%
Colgate-Palmolive Co.	1,696	111,614
Energizer Holdings, Inc.	1,282	141,469
		253,083
Tobacco - 1.7%
Lorillard, Inc.	2,697	138,437
Philip Morris International, Inc.	13,482	1,153,250
		1,291,687
TOTAL CONSUMER STAPLES		5,302,927
ENERGY - 3.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	4,000	227,840
Cameron International Corp. (a)	3,914	216,796
Halliburton Co.	3,625	190,965
National Oilwell Varco, Inc.	5,022	409,293
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	1,170	$ 90,312
Schlumberger Ltd.	6,116	540,777
		1,675,983
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.	2,940	268,981
Cabot Oil & Gas Corp.	3,544	122,091
Denbury Resources, Inc. (a)	12,690	211,669
Exxon Mobil Corp.	802	74,971
Marathon Petroleum Corp.	1,207	99,867
Occidental Petroleum Corp.	2,840	269,686
Range Resources Corp.	606	47,056
Valero Energy Corp.	1,760	80,467
		1,174,788
TOTAL ENERGY		2,850,771
FINANCIALS - 4.4%
Capital Markets - 0.4%
Charles Schwab Corp.	9,010	220,565
Goldman Sachs Group, Inc.	465	78,557
		299,122
Commercial Banks - 0.4%
Regions Financial Corp.	13,800	134,274
Wells Fargo & Co.	4,200	184,884
		319,158
Consumer Finance - 1.0%
Capital One Financial Corp.	4,860	348,122
Discover Financial Services	6,732	358,816
		706,938
Diversified Financial Services - 0.8%
Citigroup, Inc.	2,255	119,335
CME Group, Inc.	630	51,629
JPMorgan Chase & Co.	2,950	168,799
Moody's Corp.	1,694	126,423
MSCI, Inc. Class A (a)	3,116	138,319
		604,505
Insurance - 1.0%
Allstate Corp.	3,795	205,955
Arch Capital Group Ltd. (a)	1,974	116,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	1,550	$ 243,087
MetLife, Inc.	1,540	80,373
Progressive Corp.	4,589	128,171
		773,716
Real Estate Investment Trusts - 0.8%
American Tower Corp.	6,731	523,470
Public Storage	545	83,222
		606,692
TOTAL FINANCIALS		3,310,131
HEALTH CARE - 14.3%
Biotechnology - 6.5%
Alnylam Pharmaceuticals, Inc. (a)	186	11,383
Amgen, Inc.	5,588	637,479
Biogen Idec, Inc. (a)	3,155	918,010
Celgene Corp. (a)	5,619	908,986
Gilead Sciences, Inc. (a)	31,468	2,354,121
Ironwood Pharmaceuticals, Inc. Class A (a)	2,481	28,333
		4,858,312
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	3,150	215,618
Intuitive Surgical, Inc. (a)	357	134,553
Medtronic, Inc.	4,650	266,538
The Cooper Companies, Inc.	1,702	224,221
		840,930
Health Care Providers & Services - 2.3%
Aetna, Inc.	2,344	161,572
Cardinal Health, Inc.	2,340	151,164
CIGNA Corp.	2,474	216,351
Express Scripts Holding Co. (a)	5,970	402,080
HCA Holdings, Inc.	8,510	395,034
McKesson Corp.	1,903	315,689
Qualicorp SA (a)	4,304	40,233
WellPoint, Inc.	732	67,988
		1,750,111
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,180	154,781
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	4,270	$ 228,744
Illumina, Inc. (a)	2,367	231,966
Thermo Fisher Scientific, Inc.	1,342	135,341
		596,051
Pharmaceuticals - 3.4%
Actavis PLC (a)	1,730	282,111
Bristol-Myers Squibb Co.	9,167	471,000
Endo Health Solutions, Inc. (a)	4,324	290,530
Johnson & Johnson	6,321	598,346
Merck & Co., Inc.	5,850	291,506
Mylan, Inc. (a)	3,102	136,891
Pfizer, Inc.	5,476	173,753
Shire PLC sponsored ADR	1,936	262,928
Zoetis, Inc. Class A	1,782	55,509
		2,562,574
TOTAL HEALTH CARE		10,762,759
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.9%
Honeywell International, Inc.	3,490	308,900
L-3 Communications Holdings, Inc.	1,105	114,323
Lockheed Martin Corp.	1,240	175,671
Northrop Grumman Corp.	1,375	154,935
Precision Castparts Corp.	1,773	458,232
Spirit AeroSystems Holdings, Inc. Class A (a)	2,070	67,565
Textron, Inc.	1,470	48,848
The Boeing Co.	7,071	949,282
Triumph Group, Inc.	1,120	82,813
United Technologies Corp.	4,941	547,759
		2,908,328
Air Freight & Logistics - 1.1%
FedEx Corp.	1,880	260,756
United Parcel Service, Inc. Class B	5,371	549,883
		810,639
Airlines - 0.4%
Delta Air Lines, Inc.	11,111	321,997
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Edenred SA	4,660	$ 168,115
Stericycle, Inc. (a)	573	67,316
		235,431
Electrical Equipment - 0.2%
Eaton Corp. PLC	1,487	108,045
Roper Industries, Inc.	553	71,724
		179,769
Industrial Conglomerates - 0.3%
Danaher Corp.	2,501	187,075
Machinery - 1.8%
Caterpillar, Inc.	3,912	330,955
Colfax Corp. (a)	836	48,555
Cummins, Inc.	1,941	256,911
Kennametal, Inc.	1,620	76,918
Pall Corp.	3,019	252,690
Pentair Ltd.	5,998	424,179
		1,390,208
Professional Services - 0.8%
Equifax, Inc.	1,459	98,234
IHS, Inc. Class A (a)	1,059	121,181
Intertek Group PLC	2,434	120,956
Towers Watson & Co.	1,600	180,160
Verisk Analytics, Inc. (a)	1,519	98,902
		619,433
Road & Rail - 2.4%
Canadian Pacific Railway Ltd.	3,973	610,748
Kansas City Southern	3,632	439,545
Union Pacific Corp.	4,577	741,657
		1,791,950
TOTAL INDUSTRIALS		8,444,830
INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	19,515	414,694
Motorola Solutions, Inc.	2,524	166,281
QUALCOMM, Inc.	12,532	922,105
		1,503,080
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.0%
3D Systems Corp. (a)	623	$ 46,825
Apple, Inc.	5,674	3,155,137
NCR Corp. (a)	2,972	103,871
SanDisk Corp.	2,140	145,841
Stratasys Ltd. (a)	202	23,790
Western Digital Corp.	3,620	271,645
		3,747,109
Electronic Equipment & Components - 0.1%
Corning, Inc.	4,435	75,750
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	2,797	125,082
Dropbox, Inc. (a)(c)	1,585	15,850
eBay, Inc. (a)	8,934	451,346
Facebook, Inc. Class A (a)	14,836	697,440
Google, Inc. Class A (a)	2,426	2,570,565
IAC/InterActiveCorp	2,910	166,481
LinkedIn Corp. (a)	1,676	375,474
MercadoLibre, Inc.	347	38,416
Qihoo 360 Technology Co. Ltd. ADR (a)	1,086	88,531
SINA Corp. (a)	356	27,437
Twitter, Inc.	3,142	130,613
Yahoo!, Inc. (a)	1,540	56,949
Yandex NV (a)	3,615	143,696
Yelp, Inc. (a)	613	37,203
Youku Tudou, Inc. ADR (a)	2,474	69,717
		4,994,800
IT Services - 5.6%
Accenture PLC Class A	2,051	158,891
Alliance Data Systems Corp. (a)	1,055	255,584
Fidelity National Information Services, Inc.	4,138	209,714
Fiserv, Inc. (a)	1,503	165,165
FleetCor Technologies, Inc. (a)	1,902	231,626
Gartner, Inc. Class A (a)	2,083	134,666
IBM Corp.	2,119	380,742
MasterCard, Inc. Class A	1,802	1,370,980
Vantiv, Inc. (a)	2,240	67,872
Visa, Inc. Class A	6,123	1,245,786
		4,221,026
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	1,823	58,792
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	25,607	$ 443,001
Broadcom Corp. Class A	4,530	120,906
First Solar, Inc. (a)	1,151	68,853
KLA-Tencor Corp.	975	62,273
Lam Research Corp. (a)	3,190	166,231
Linear Technology Corp.	2,019	85,908
LSI Corp.	14,855	119,880
Microchip Technology, Inc.	2,887	124,978
Xilinx, Inc.	7,188	319,363
		1,570,185
Software - 4.0%
Activision Blizzard, Inc.	8,440	145,252
Adobe Systems, Inc. (a)	4,360	247,561
Aspen Technology, Inc. (a)	2,960	117,009
CommVault Systems, Inc. (a)	1,250	93,563
Microsoft Corp.	16,520	629,908
NetSuite, Inc. (a)	457	43,909
Oracle Corp.	26,467	934,020
ServiceNow, Inc. (a)	966	51,304
SolarWinds, Inc. (a)	4,310	144,126
Solera Holdings, Inc.	2,603	173,750
Splunk, Inc. (a)	796	57,439
Symantec Corp.	4,723	106,220
Synopsys, Inc. (a)	3,192	116,923
TIBCO Software, Inc. (a)	3,900	94,263
Workday, Inc. Class A (a)	649	53,445
Zynga, Inc. (a)	7,331	31,890
		3,040,582
TOTAL INFORMATION TECHNOLOGY		19,152,532
MATERIALS - 3.5%
Chemicals - 3.1%
Ashland, Inc.	4,440	404,395
CF Industries Holdings, Inc.	1,145	248,900
LyondellBasell Industries NV Class A	3,984	307,485
Monsanto Co.	6,571	744,691
PPG Industries, Inc.	3,250	598,195
		2,303,666
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	489	$ 47,218
Containers & Packaging - 0.1%
Packaging Corp. of America	1,680	102,917
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	5,320	184,551
TOTAL MATERIALS		2,638,352
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.	18,883	88,372
Verizon Communications, Inc.	10,783	535,052
		623,424
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	5,825	432,390
TOTAL TELECOMMUNICATION SERVICES		1,055,814
UTILITIES - 0.2%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP	1,157	44,290
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	5,185	75,545
TOTAL UTILITIES		119,835
TOTAL COMMON STOCKS (Cost $50,525,253)		69,700,852
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Flipkart Series D (c)	365	8,376
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(c)	1,489	5,226
Nonconvertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Palantir Technologies, Inc.: - continued
Series H (c)	655	$ 2,299
Series H1 (c)	655	2,299
		9,824
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,530)		18,200
Equity Funds - 2.0%

Large Growth Funds - 0.1%
iShares Russell 1000 Growth Index ETF	653	54,780
Sector Funds - 1.9%
Vanguard Consumer Staples ETF	12,913	1,441,995
TOTAL EQUITY FUNDS (Cost $1,153,619)		1,496,775
Money Market Funds - 5.4%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $4,072,073)	4,072,073	4,072,073
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $55,768,475)		75,287,900
NET OTHER ASSETS (LIABILITIES) - 0.1%		54,948
NET ASSETS - 100%		$ 75,342,848
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
35 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2013	$ 2,943,500	$ 200,984

The face value of futures purchased as a percentage of net assets is 3.9%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,050 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,071,277	$ 16,062,901	$ -	$ 8,376
Consumer Staples	5,302,927	5,302,927	-	-
Energy	2,850,771	2,850,771	-	-
Financials	3,310,131	3,310,131	-	-
Health Care	10,762,759	10,762,759	-	-
Industrials	8,444,830	8,444,830	-	-
Information Technology	19,162,356	19,136,682	-	25,674
Materials	2,638,352	2,638,352	-	-
Telecommunication Services	1,055,814	1,055,814	-	-
Utilities	119,835	119,835	-	-
Equity Funds	1,496,775	1,496,775	-	-
Money Market Funds	4,072,073	4,072,073	-	-
Total Investments in Securities:	$ 75,287,900	$ 75,253,850	$ -	$ 34,050
Derivative Instruments:
Assets
Futures Contracts	$ 200,984	$ 200,984	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 200,984	$ -
Total Value of Derivatives	$ 200,984	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $55,768,475)		$ 75,287,900
Segregated cash with brokers for derivative instruments		57,750
Foreign currency held at value (cost $22,046)		21,442
Receivable for investments sold		117,229
Receivable for fund shares sold		1,481
Dividends receivable		97,965
Interest receivable		32
Receivable for daily variation margin for derivative instruments		3,150
Prepaid expenses		159
Other receivables		62
Total assets		75,587,170

Liabilities
Payable for investments purchased	$ 177,084
Accrued management fee	32,188
Distribution and service plan fees payable	14
Other affiliated payables	7,796
Audit fees payable	19,575
Other payables and accrued expenses	7,665
Total liabilities		244,322

Net Assets		$ 75,342,848
Net Assets consist of:
Paid in capital		$ 53,086,766
Undistributed net investment income		189,141
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,347,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,719,844
Net Assets		$ 75,342,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Growth Multi-Manager: Net Asset Value, offering price and redemption price per share ($74,523,344 ÷ 5,197,389 shares)	$ 14.34

Class F: Net Asset Value, offering price and redemption price per share ($614,026 ÷ 42,808 shares)	$ 14.34

Class L: Net Asset Value, offering price and redemption price per share ($102,746 ÷ 7,163 shares)	$ 14.34

Class N: Net Asset Value, offering price and redemption price per share ($102,732 ÷ 7,163 shares)	$ 14.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 471,547
Interest		162
Total income		471,709

Expenses
Management fee	$ 181,579
Transfer agent fees	32,066
Distribution and service plan fees	14
Accounting fees and expenses	13,343
Custodian fees and expenses	11,279
Independent trustees' compensation	383
Registration fees	16,951
Audit	20,775
Legal	253
Miscellaneous	297
Total expenses before reductions	276,940
Expense reductions	(42)	276,898
Net investment income (loss)		194,811
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,278,695
Foreign currency transactions	(20)
Futures contracts	230,262
Total net realized gain (loss)		2,508,937
Change in net unrealized appreciation (depreciation) on: Investment securities	7,252,714
Assets and liabilities in foreign currencies	(562)
Futures contracts	102,681
Total change in net unrealized appreciation (depreciation)		7,354,833
Net gain (loss)		9,863,770
Net increase (decrease) in net assets resulting from operations		$ 10,058,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,811	$ 347,614
Net realized gain (loss)	2,508,937	1,390,313
Change in net unrealized appreciation (depreciation)	7,354,833	9,860,024
Net increase (decrease) in net assets resulting from operations	10,058,581	11,597,951
Distributions to shareholders from net investment income	(76,746)	(308,181)
Distributions to shareholders from net realized gain	(1,374,281)	-
Total distributions	(1,451,027)	(308,181)
Share transactions - net increase (decrease)	1,857,886	870,858
Total increase (decrease) in net assets	10,465,440	12,160,628

Net Assets
Beginning of period	64,877,408	52,716,780
End of period (including undistributed net investment income of $189,141 and undistributed net investment income of $71,076, respectively)	$ 75,342,848	$ 64,877,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Multi-Manager

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.02
Net realized and unrealized gain (loss)	1.88	2.22	.46
Total from investment operations	1.92	2.29	.48
Distributions from net investment income	(.02)	(.06)	(.01)
Distributions from net realized gain	(.27)	-	-
Total distributions	(.28) H	(.06)	(.01)
Net asset value, end of period	$ 14.34	$ 12.70	$ 10.47
Total Return B, C	15.49%	21.97%	4.83%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.87%	.91% A
Expenses net of fee waivers, if any	.81% A	.87%	.91% A
Expenses net of all reductions	.81% A	.87%	.91% A
Net investment income (loss)	.57% A	.60%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,523	$ 64,621	$ 52,717
Portfolio turnover rate G	52% A	65%	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.269 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2013	Year ended May 31,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 11.31
Income from Investment Operations
Net investment income (loss) D	.04	.03
Net realized and unrealized gain (loss)	1.89	1.41
Total from investment operations	1.93	1.44
Distributions from net investment income	(.02)	(.05)
Distributions from net realized gain	(.27)	-
Total distributions	(.29)	(.05)
Net asset value, end of period	$ 14.34	$ 12.70
Total Return B, C	15.54%	12.82%
Ratios to Average Net Assets F
Expenses before reductions	.71% A	.72% A
Expenses net of fee waivers, if any	.71% A	.72% A
Expenses net of all reductions	.71% A	.72% A
Net investment income (loss)	.66% A	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 614	$ 256
Portfolio turnover rate G	52% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.37
Total from investment operations	.38
Net asset value, end of period	$ 14.34
Total Return B, C	2.72%
Ratios to Average Net Assets F
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.68% A
Expenses net of all reductions	.68% A
Net investment income (loss)	1.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.37
Total from investment operations	.38
Net asset value, end of period	$ 14.34
Total Return B, C	2.72%
Ratios to Average Net Assets F
Expenses before reductions	.93% A
Expenses net of fee waivers, if any	.93% A
Expenses net of all reductions	.93% A
Net investment income (loss)	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Growth Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

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2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,841,406
Gross unrealized depreciation	(374,348)
Net unrealized appreciation (depreciation) on securities and other investments	$ 19,467,058

Tax cost	$ 55,820,842

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $230,262 and a change in net unrealized appreciation (depreciation) of $102,681 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $16,806,161 and $17,563,381, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. ClariVest Asset Management LLC, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 14	$ 14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Growth Multi-Manager	$ 32,056.09
Class L	5.10
Class N	5.10
	$ 32,066

* Annualized

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5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $58 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net investment income
Growth Multi-Manager	$ 76,292	$ 307,148
Class F	454	1,033
Total	$ 76,746	$ 308,181
From net realized gain
Growth Multi-Manager	$ 1,368,172	$ -
Class F	6,109	-
Total	$ 1,374,281	$ -

A Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

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Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013 B	Year ended May 31, 2013 A	Six months ended November 30, 2013 B	Year ended May 31, 2013 A
Growth Multi-Manager
Shares sold	24,165	46,390	$ 320,257	$ 551,054
Reinvestment of distributions	116,114	27,734	1,444,464	307,148
Shares redeemed	(31,549)	(18,932)	(408,525)	(215,540)
Net increase (decrease)	108,730	55,192	$ 1,356,196	$ 642,662
Class F
Shares sold	25,278	20,671	$ 337,715	$ 234,819
Reinvestment of distributions	528	93	6,563	1,033
Shares redeemed	(3,152)	(610)	(42,588)	(7,656)
Net increase (decrease)	22,654	20,154	$ 301,690	$ 228,196
Class L
Shares sold	7,163	-	$ 100,000	$ -

Class N
Shares sold	7,163	-	$ 100,000	$ -

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

B Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Massachusetts Financial Services Company (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.97% of the class' average net assets through July 31, 2015. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (Waddell) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MSIM, Pyramis, and Waddell (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile and that the fund had under-performed 75% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2015 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Semiannual Report

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Massachusetts Financial
Services Company

Morgan Stanley Investment
Management, Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMG-F-SANN-0114
1.951498.100

Strategic Advisers®
Growth Multi-Manager Fund

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013) for Growth Multi-Manager and Class F and for the period (November 12, 2013 to November 30, 2013) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During Period
Growth Multi-Manager	.81%
Actual		$ 1,000.00	$ 1,154.90	$ 4.38 C
Hypothetical A		$ 1,000.00	$ 1,021.01	$ 4.10 D
Class F	.71%
Actual		$ 1,000.00	$ 1,155.40	$ 3.84 C
Hypothetical A		$ 1,000.00	$ 1,021.51	$ 3.60 D
Class L	.68%
Actual		$ 1,000.00	$ 1,027.20	$ .36 C
Hypothetical A		$ 1,000.00	$ 1,021.66	$ 3.45 D
Class N	.93%
Actual		$ 1,000.00	$ 1,027.20	$ .49 C
Hypothetical A		$ 1,000.00	$ 1,020.41	$ 4.71 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Growth Multi-Manager and Class F and multiplied by 19/365 (to reflect the period November 12, 2013 to November 30, 2013) for Class L and Class N. The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.2
Google, Inc. Class A	3.4	3.2
Gilead Sciences, Inc.	3.1	3.1
Home Depot, Inc.	2.0	2.4
Vanguard Consumer Staples ETF	1.9	3.0
MasterCard, Inc. Class A	1.8	1.8
Las Vegas Sands Corp.	1.7	1.4
Visa, Inc. Class A	1.7	2.3
Philip Morris International, Inc.	1.5	2.3
Comcast Corp. Class A	1.4	0.6
	22.7
Top Five Market Sectors as of November 30, 2013
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.4	26.7
Consumer Discretionary	21.3	19.2
Health Care	14.3	13.0
Industrials	11.2	10.6
Consumer Staples	7.0	8.1
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Stocks 92.5%	Stocks 93.1%
Large Growth Funds 0.1%	Large Growth Funds 0.1%
Sector Funds 1.9%	Sector Funds 3.0%
Short-Term Investments and Net Other Assets (Liabilities) 5.5%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 0.8%
Delphi Automotive PLC	985	$ 57,672
Johnson Controls, Inc.	3,575	180,573
Lear Corp.	2,360	195,668
TRW Automotive Holdings Corp. (a)	2,700	209,520
		643,433
Automobiles - 1.3%
Ford Motor Co.	10,020	171,142
General Motors Co. (a)	7,498	290,398
Harley-Davidson, Inc.	6,084	407,750
Tesla Motors, Inc. (a)	726	92,405
		961,695
Hotels, Restaurants & Leisure - 4.8%
Dunkin' Brands Group, Inc.	1,961	96,050
Las Vegas Sands Corp.	17,621	1,263,073
McDonald's Corp.	4,033	392,693
MGM Mirage, Inc. (a)	4,500	86,355
Panera Bread Co. Class A (a)	671	118,693
Starbucks Corp.	7,914	644,674
Starwood Hotels & Resorts Worldwide, Inc.	2,506	186,647
Wyndham Worldwide Corp.	1,570	112,585
Wynn Resorts Ltd.	4,140	686,702
		3,587,472
Household Durables - 0.7%
Harman International Industries, Inc.	5,186	420,273
Mohawk Industries, Inc. (a)	868	121,537
		541,810
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	1,520	598,302
Expedia, Inc.	1,230	78,339
Groupon, Inc. Class A (a)	11,261	101,912
priceline.com, Inc. (a)	543	647,435
TripAdvisor, Inc. (a)	318	28,086
zulily, Inc.	751	26,277
		1,480,351
Media - 5.1%
Aimia, Inc.	2,960	52,372
CBS Corp. Class B	15,806	925,599
Charter Communications, Inc. Class A (a)	695	93,895
Cinemark Holdings, Inc.	2,110	69,609
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	20,778	$ 1,036,199
DIRECTV (a)	1,641	108,487
Morningstar, Inc.	842	70,231
Omnicom Group, Inc.	3,180	227,211
Time Warner Cable, Inc.	3,530	487,917
Twenty-First Century Fox, Inc. Class A	13,632	456,536
Viacom, Inc. Class B (non-vtg.)	4,030	323,085
		3,851,141
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	2,191	121,929
Macy's, Inc.	2,341	124,682
		246,611
Specialty Retail - 4.8%
AutoZone, Inc. (a)	832	384,051
Best Buy Co., Inc.	5,087	206,278
Home Depot, Inc.	18,489	1,491,508
L Brands, Inc.	3,019	196,205
Lowe's Companies, Inc.	4,700	223,156
O'Reilly Automotive, Inc. (a)	1,789	223,553
PetSmart, Inc.	1,488	110,276
Ross Stores, Inc.	975	74,549
Sally Beauty Holdings, Inc. (a)	712	20,036
TJX Companies, Inc.	10,130	636,974
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	443	56,234
		3,622,820
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	1,678	118,584
Hanesbrands, Inc.	3,634	254,743
Michael Kors Holdings Ltd. (a)	1,517	123,711
NIKE, Inc. Class B	6,453	510,690
Under Armour, Inc. Class A (sub. vtg.) (a)	1,485	119,840
		1,127,568
TOTAL CONSUMER DISCRETIONARY		16,062,901
CONSUMER STAPLES - 7.0%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	5,185	529,440
Coca-Cola Enterprises, Inc.	1,490	62,491
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	865	$ 51,191
PepsiCo, Inc.	6,609	558,196
The Coca-Cola Co.	2,230	89,624
		1,290,942
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	10,496	702,812
Kroger Co.	9,425	393,494
Rite Aid Corp. (a)	8,950	52,984
Walgreen Co.	2,100	124,320
		1,273,610
Food Products - 1.6%
Archer Daniels Midland Co.	5,670	228,218
General Mills, Inc.	2,590	130,614
Green Mountain Coffee Roasters, Inc.	638	42,988
Kellogg Co.	2,220	134,621
Kraft Foods Group, Inc.	1,823	96,838
McCormick & Co., Inc. (non-vtg.)	1,587	109,503
Mead Johnson Nutrition Co. Class A	1,782	150,597
Mondelez International, Inc.	5,440	182,403
Tyson Foods, Inc. Class A	3,718	117,823
		1,193,605
Household Products - 0.3%
Colgate-Palmolive Co.	1,696	111,614
Energizer Holdings, Inc.	1,282	141,469
		253,083
Tobacco - 1.7%
Lorillard, Inc.	2,697	138,437
Philip Morris International, Inc.	13,482	1,153,250
		1,291,687
TOTAL CONSUMER STAPLES		5,302,927
ENERGY - 3.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	4,000	227,840
Cameron International Corp. (a)	3,914	216,796
Halliburton Co.	3,625	190,965
National Oilwell Varco, Inc.	5,022	409,293
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	1,170	$ 90,312
Schlumberger Ltd.	6,116	540,777
		1,675,983
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.	2,940	268,981
Cabot Oil & Gas Corp.	3,544	122,091
Denbury Resources, Inc. (a)	12,690	211,669
Exxon Mobil Corp.	802	74,971
Marathon Petroleum Corp.	1,207	99,867
Occidental Petroleum Corp.	2,840	269,686
Range Resources Corp.	606	47,056
Valero Energy Corp.	1,760	80,467
		1,174,788
TOTAL ENERGY		2,850,771
FINANCIALS - 4.4%
Capital Markets - 0.4%
Charles Schwab Corp.	9,010	220,565
Goldman Sachs Group, Inc.	465	78,557
		299,122
Commercial Banks - 0.4%
Regions Financial Corp.	13,800	134,274
Wells Fargo & Co.	4,200	184,884
		319,158
Consumer Finance - 1.0%
Capital One Financial Corp.	4,860	348,122
Discover Financial Services	6,732	358,816
		706,938
Diversified Financial Services - 0.8%
Citigroup, Inc.	2,255	119,335
CME Group, Inc.	630	51,629
JPMorgan Chase & Co.	2,950	168,799
Moody's Corp.	1,694	126,423
MSCI, Inc. Class A (a)	3,116	138,319
		604,505
Insurance - 1.0%
Allstate Corp.	3,795	205,955
Arch Capital Group Ltd. (a)	1,974	116,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	1,550	$ 243,087
MetLife, Inc.	1,540	80,373
Progressive Corp.	4,589	128,171
		773,716
Real Estate Investment Trusts - 0.8%
American Tower Corp.	6,731	523,470
Public Storage	545	83,222
		606,692
TOTAL FINANCIALS		3,310,131
HEALTH CARE - 14.3%
Biotechnology - 6.5%
Alnylam Pharmaceuticals, Inc. (a)	186	11,383
Amgen, Inc.	5,588	637,479
Biogen Idec, Inc. (a)	3,155	918,010
Celgene Corp. (a)	5,619	908,986
Gilead Sciences, Inc. (a)	31,468	2,354,121
Ironwood Pharmaceuticals, Inc. Class A (a)	2,481	28,333
		4,858,312
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	3,150	215,618
Intuitive Surgical, Inc. (a)	357	134,553
Medtronic, Inc.	4,650	266,538
The Cooper Companies, Inc.	1,702	224,221
		840,930
Health Care Providers & Services - 2.3%
Aetna, Inc.	2,344	161,572
Cardinal Health, Inc.	2,340	151,164
CIGNA Corp.	2,474	216,351
Express Scripts Holding Co. (a)	5,970	402,080
HCA Holdings, Inc.	8,510	395,034
McKesson Corp.	1,903	315,689
Qualicorp SA (a)	4,304	40,233
WellPoint, Inc.	732	67,988
		1,750,111
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,180	154,781
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	4,270	$ 228,744
Illumina, Inc. (a)	2,367	231,966
Thermo Fisher Scientific, Inc.	1,342	135,341
		596,051
Pharmaceuticals - 3.4%
Actavis PLC (a)	1,730	282,111
Bristol-Myers Squibb Co.	9,167	471,000
Endo Health Solutions, Inc. (a)	4,324	290,530
Johnson & Johnson	6,321	598,346
Merck & Co., Inc.	5,850	291,506
Mylan, Inc. (a)	3,102	136,891
Pfizer, Inc.	5,476	173,753
Shire PLC sponsored ADR	1,936	262,928
Zoetis, Inc. Class A	1,782	55,509
		2,562,574
TOTAL HEALTH CARE		10,762,759
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.9%
Honeywell International, Inc.	3,490	308,900
L-3 Communications Holdings, Inc.	1,105	114,323
Lockheed Martin Corp.	1,240	175,671
Northrop Grumman Corp.	1,375	154,935
Precision Castparts Corp.	1,773	458,232
Spirit AeroSystems Holdings, Inc. Class A (a)	2,070	67,565
Textron, Inc.	1,470	48,848
The Boeing Co.	7,071	949,282
Triumph Group, Inc.	1,120	82,813
United Technologies Corp.	4,941	547,759
		2,908,328
Air Freight & Logistics - 1.1%
FedEx Corp.	1,880	260,756
United Parcel Service, Inc. Class B	5,371	549,883
		810,639
Airlines - 0.4%
Delta Air Lines, Inc.	11,111	321,997
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Edenred SA	4,660	$ 168,115
Stericycle, Inc. (a)	573	67,316
		235,431
Electrical Equipment - 0.2%
Eaton Corp. PLC	1,487	108,045
Roper Industries, Inc.	553	71,724
		179,769
Industrial Conglomerates - 0.3%
Danaher Corp.	2,501	187,075
Machinery - 1.8%
Caterpillar, Inc.	3,912	330,955
Colfax Corp. (a)	836	48,555
Cummins, Inc.	1,941	256,911
Kennametal, Inc.	1,620	76,918
Pall Corp.	3,019	252,690
Pentair Ltd.	5,998	424,179
		1,390,208
Professional Services - 0.8%
Equifax, Inc.	1,459	98,234
IHS, Inc. Class A (a)	1,059	121,181
Intertek Group PLC	2,434	120,956
Towers Watson & Co.	1,600	180,160
Verisk Analytics, Inc. (a)	1,519	98,902
		619,433
Road & Rail - 2.4%
Canadian Pacific Railway Ltd.	3,973	610,748
Kansas City Southern	3,632	439,545
Union Pacific Corp.	4,577	741,657
		1,791,950
TOTAL INDUSTRIALS		8,444,830
INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	19,515	414,694
Motorola Solutions, Inc.	2,524	166,281
QUALCOMM, Inc.	12,532	922,105
		1,503,080
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.0%
3D Systems Corp. (a)	623	$ 46,825
Apple, Inc.	5,674	3,155,137
NCR Corp. (a)	2,972	103,871
SanDisk Corp.	2,140	145,841
Stratasys Ltd. (a)	202	23,790
Western Digital Corp.	3,620	271,645
		3,747,109
Electronic Equipment & Components - 0.1%
Corning, Inc.	4,435	75,750
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	2,797	125,082
Dropbox, Inc. (a)(c)	1,585	15,850
eBay, Inc. (a)	8,934	451,346
Facebook, Inc. Class A (a)	14,836	697,440
Google, Inc. Class A (a)	2,426	2,570,565
IAC/InterActiveCorp	2,910	166,481
LinkedIn Corp. (a)	1,676	375,474
MercadoLibre, Inc.	347	38,416
Qihoo 360 Technology Co. Ltd. ADR (a)	1,086	88,531
SINA Corp. (a)	356	27,437
Twitter, Inc.	3,142	130,613
Yahoo!, Inc. (a)	1,540	56,949
Yandex NV (a)	3,615	143,696
Yelp, Inc. (a)	613	37,203
Youku Tudou, Inc. ADR (a)	2,474	69,717
		4,994,800
IT Services - 5.6%
Accenture PLC Class A	2,051	158,891
Alliance Data Systems Corp. (a)	1,055	255,584
Fidelity National Information Services, Inc.	4,138	209,714
Fiserv, Inc. (a)	1,503	165,165
FleetCor Technologies, Inc. (a)	1,902	231,626
Gartner, Inc. Class A (a)	2,083	134,666
IBM Corp.	2,119	380,742
MasterCard, Inc. Class A	1,802	1,370,980
Vantiv, Inc. (a)	2,240	67,872
Visa, Inc. Class A	6,123	1,245,786
		4,221,026
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	1,823	58,792
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	25,607	$ 443,001
Broadcom Corp. Class A	4,530	120,906
First Solar, Inc. (a)	1,151	68,853
KLA-Tencor Corp.	975	62,273
Lam Research Corp. (a)	3,190	166,231
Linear Technology Corp.	2,019	85,908
LSI Corp.	14,855	119,880
Microchip Technology, Inc.	2,887	124,978
Xilinx, Inc.	7,188	319,363
		1,570,185
Software - 4.0%
Activision Blizzard, Inc.	8,440	145,252
Adobe Systems, Inc. (a)	4,360	247,561
Aspen Technology, Inc. (a)	2,960	117,009
CommVault Systems, Inc. (a)	1,250	93,563
Microsoft Corp.	16,520	629,908
NetSuite, Inc. (a)	457	43,909
Oracle Corp.	26,467	934,020
ServiceNow, Inc. (a)	966	51,304
SolarWinds, Inc. (a)	4,310	144,126
Solera Holdings, Inc.	2,603	173,750
Splunk, Inc. (a)	796	57,439
Symantec Corp.	4,723	106,220
Synopsys, Inc. (a)	3,192	116,923
TIBCO Software, Inc. (a)	3,900	94,263
Workday, Inc. Class A (a)	649	53,445
Zynga, Inc. (a)	7,331	31,890
		3,040,582
TOTAL INFORMATION TECHNOLOGY		19,152,532
MATERIALS - 3.5%
Chemicals - 3.1%
Ashland, Inc.	4,440	404,395
CF Industries Holdings, Inc.	1,145	248,900
LyondellBasell Industries NV Class A	3,984	307,485
Monsanto Co.	6,571	744,691
PPG Industries, Inc.	3,250	598,195
		2,303,666
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	489	$ 47,218
Containers & Packaging - 0.1%
Packaging Corp. of America	1,680	102,917
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	5,320	184,551
TOTAL MATERIALS		2,638,352
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.	18,883	88,372
Verizon Communications, Inc.	10,783	535,052
		623,424
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	5,825	432,390
TOTAL TELECOMMUNICATION SERVICES		1,055,814
UTILITIES - 0.2%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP	1,157	44,290
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	5,185	75,545
TOTAL UTILITIES		119,835
TOTAL COMMON STOCKS (Cost $50,525,253)		69,700,852
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Flipkart Series D (c)	365	8,376
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(c)	1,489	5,226
Nonconvertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Palantir Technologies, Inc.: - continued
Series H (c)	655	$ 2,299
Series H1 (c)	655	2,299
		9,824
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,530)		18,200
Equity Funds - 2.0%

Large Growth Funds - 0.1%
iShares Russell 1000 Growth Index ETF	653	54,780
Sector Funds - 1.9%
Vanguard Consumer Staples ETF	12,913	1,441,995
TOTAL EQUITY FUNDS (Cost $1,153,619)		1,496,775
Money Market Funds - 5.4%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $4,072,073)	4,072,073	4,072,073
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $55,768,475)		75,287,900
NET OTHER ASSETS (LIABILITIES) - 0.1%		54,948
NET ASSETS - 100%		$ 75,342,848
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
35 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2013	$ 2,943,500	$ 200,984

The face value of futures purchased as a percentage of net assets is 3.9%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,050 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,071,277	$ 16,062,901	$ -	$ 8,376
Consumer Staples	5,302,927	5,302,927	-	-
Energy	2,850,771	2,850,771	-	-
Financials	3,310,131	3,310,131	-	-
Health Care	10,762,759	10,762,759	-	-
Industrials	8,444,830	8,444,830	-	-
Information Technology	19,162,356	19,136,682	-	25,674
Materials	2,638,352	2,638,352	-	-
Telecommunication Services	1,055,814	1,055,814	-	-
Utilities	119,835	119,835	-	-
Equity Funds	1,496,775	1,496,775	-	-
Money Market Funds	4,072,073	4,072,073	-	-
Total Investments in Securities:	$ 75,287,900	$ 75,253,850	$ -	$ 34,050
Derivative Instruments:
Assets
Futures Contracts	$ 200,984	$ 200,984	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 200,984	$ -
Total Value of Derivatives	$ 200,984	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $55,768,475)		$ 75,287,900
Segregated cash with brokers for derivative instruments		57,750
Foreign currency held at value (cost $22,046)		21,442
Receivable for investments sold		117,229
Receivable for fund shares sold		1,481
Dividends receivable		97,965
Interest receivable		32
Receivable for daily variation margin for derivative instruments		3,150
Prepaid expenses		159
Other receivables		62
Total assets		75,587,170

Liabilities
Payable for investments purchased	$ 177,084
Accrued management fee	32,188
Distribution and service plan fees payable	14
Other affiliated payables	7,796
Audit fees payable	19,575
Other payables and accrued expenses	7,665
Total liabilities		244,322

Net Assets		$ 75,342,848
Net Assets consist of:
Paid in capital		$ 53,086,766
Undistributed net investment income		189,141
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,347,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,719,844
Net Assets		$ 75,342,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Growth Multi-Manager: Net Asset Value, offering price and redemption price per share ($74,523,344 ÷ 5,197,389 shares)	$ 14.34

Class F: Net Asset Value, offering price and redemption price per share ($614,026 ÷ 42,808 shares)	$ 14.34

Class L: Net Asset Value, offering price and redemption price per share ($102,746 ÷ 7,163 shares)	$ 14.34

Class N: Net Asset Value, offering price and redemption price per share ($102,732 ÷ 7,163 shares)	$ 14.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 471,547
Interest		162
Total income		471,709

Expenses
Management fee	$ 181,579
Transfer agent fees	32,066
Distribution and service plan fees	14
Accounting fees and expenses	13,343
Custodian fees and expenses	11,279
Independent trustees' compensation	383
Registration fees	16,951
Audit	20,775
Legal	253
Miscellaneous	297
Total expenses before reductions	276,940
Expense reductions	(42)	276,898
Net investment income (loss)		194,811
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,278,695
Foreign currency transactions	(20)
Futures contracts	230,262
Total net realized gain (loss)		2,508,937
Change in net unrealized appreciation (depreciation) on: Investment securities	7,252,714
Assets and liabilities in foreign currencies	(562)
Futures contracts	102,681
Total change in net unrealized appreciation (depreciation)		7,354,833
Net gain (loss)		9,863,770
Net increase (decrease) in net assets resulting from operations		$ 10,058,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,811	$ 347,614
Net realized gain (loss)	2,508,937	1,390,313
Change in net unrealized appreciation (depreciation)	7,354,833	9,860,024
Net increase (decrease) in net assets resulting from operations	10,058,581	11,597,951
Distributions to shareholders from net investment income	(76,746)	(308,181)
Distributions to shareholders from net realized gain	(1,374,281)	-
Total distributions	(1,451,027)	(308,181)
Share transactions - net increase (decrease)	1,857,886	870,858
Total increase (decrease) in net assets	10,465,440	12,160,628

Net Assets
Beginning of period	64,877,408	52,716,780
End of period (including undistributed net investment income of $189,141 and undistributed net investment income of $71,076, respectively)	$ 75,342,848	$ 64,877,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Multi-Manager

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.02
Net realized and unrealized gain (loss)	1.88	2.22	.46
Total from investment operations	1.92	2.29	.48
Distributions from net investment income	(.02)	(.06)	(.01)
Distributions from net realized gain	(.27)	-	-
Total distributions	(.28) H	(.06)	(.01)
Net asset value, end of period	$ 14.34	$ 12.70	$ 10.47
Total Return B, C	15.49%	21.97%	4.83%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.87%	.91% A
Expenses net of fee waivers, if any	.81% A	.87%	.91% A
Expenses net of all reductions	.81% A	.87%	.91% A
Net investment income (loss)	.57% A	.60%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,523	$ 64,621	$ 52,717
Portfolio turnover rate G	52% A	65%	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.269 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2013	Year ended May 31,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 11.31
Income from Investment Operations
Net investment income (loss) D	.04	.03
Net realized and unrealized gain (loss)	1.89	1.41
Total from investment operations	1.93	1.44
Distributions from net investment income	(.02)	(.05)
Distributions from net realized gain	(.27)	-
Total distributions	(.29)	(.05)
Net asset value, end of period	$ 14.34	$ 12.70
Total Return B, C	15.54%	12.82%
Ratios to Average Net Assets F
Expenses before reductions	.71% A	.72% A
Expenses net of fee waivers, if any	.71% A	.72% A
Expenses net of all reductions	.71% A	.72% A
Net investment income (loss)	.66% A	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 614	$ 256
Portfolio turnover rate G	52% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.37
Total from investment operations	.38
Net asset value, end of period	$ 14.34
Total Return B, C	2.72%
Ratios to Average Net Assets F
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.68% A
Expenses net of all reductions	.68% A
Net investment income (loss)	1.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.37
Total from investment operations	.38
Net asset value, end of period	$ 14.34
Total Return B, C	2.72%
Ratios to Average Net Assets F
Expenses before reductions	.93% A
Expenses net of fee waivers, if any	.93% A
Expenses net of all reductions	.93% A
Net investment income (loss)	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Growth Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,841,406
Gross unrealized depreciation	(374,348)
Net unrealized appreciation (depreciation) on securities and other investments	$ 19,467,058

Tax cost	$ 55,820,842

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $230,262 and a change in net unrealized appreciation (depreciation) of $102,681 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $16,806,161 and $17,563,381, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. ClariVest Asset Management LLC, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 14	$ 14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Growth Multi-Manager	$ 32,056.09
Class L	5.10
Class N	5.10
	$ 32,066

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $58 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net investment income
Growth Multi-Manager	$ 76,292	$ 307,148
Class F	454	1,033
Total	$ 76,746	$ 308,181
From net realized gain
Growth Multi-Manager	$ 1,368,172	$ -
Class F	6,109	-
Total	$ 1,374,281	$ -

A Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013 B	Year ended May 31, 2013 A	Six months ended November 30, 2013 B	Year ended May 31, 2013 A
Growth Multi-Manager
Shares sold	24,165	46,390	$ 320,257	$ 551,054
Reinvestment of distributions	116,114	27,734	1,444,464	307,148
Shares redeemed	(31,549)	(18,932)	(408,525)	(215,540)
Net increase (decrease)	108,730	55,192	$ 1,356,196	$ 642,662
Class F
Shares sold	25,278	20,671	$ 337,715	$ 234,819
Reinvestment of distributions	528	93	6,563	1,033
Shares redeemed	(3,152)	(610)	(42,588)	(7,656)
Net increase (decrease)	22,654	20,154	$ 301,690	$ 228,196
Class L
Shares sold	7,163	-	$ 100,000	$ -

Class N
Shares sold	7,163	-	$ 100,000	$ -

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

B Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Massachusetts Financial Services Company (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.97% of the class' average net assets through July 31, 2015. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (Waddell) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MSIM, Pyramis, and Waddell (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile and that the fund had under-performed 75% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2015 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Semiannual Report

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Massachusetts Financial
Services Company

Morgan Stanley Investment
Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMG-USAN-0114
1.931555.101

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period* June 1, 2013 to November 30, 2013
Actual	.11%	$ 1,000.00	$ 1,002.90	$ .55
Hypothetical A		$ 1,000.00	$ 1,024.52	$ .56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Short-Term Fund	18.1	17.7
Fidelity Short-Term Bond Fund	11.6	12.2
Metropolitan West Low Duration Bond Fund	9.6	6.9
Fidelity Conservative Income Bond Fund Institutional Class	7.0	5.9
JPMorgan Short Duration Bond Fund - Select Class Shares	5.6	6.0
Janus Short-Term Bond Fund - Class T	4.4	4.7
Fidelity Floating Rate High Income Fund	2.4	1.3
Delaware Limited-Term Diversified Income Fund - Class A	2.3	3.6
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	2.1	3.1
Fannie Mae	1.8	2.4
	64.9
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Corporate Bonds 17.6%	Corporate Bonds 16.3%
U.S. Government and U.S. Government Agency Obligations 3.3%	U.S. Government and U.S. Government Agency Obligations 4.2%
Asset-Backed Securities 6.2%	Asset-Backed Securities 6.5%
CMOs and Other Mortgage Related Securities 0.7%	CMOs and Other Mortgage Related Securities 0.7%
Municipal Securities 0.2%	Municipal Securities 0.2%
Bank Loan Funds 2.4%	Bank Loan Funds 1.3%
Other Investments 0.2%	Other Investments 0.2%
Short-Term Funds 61.0%	Short-Term Funds 60.7%
Short-Term Investments and Net Other Assets (Liabilities) 8.4%	Short-Term Investments and Net Other Assets (Liabilities) 9.9%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.6%
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.8%
Daimler Finance North America LLC:
0.8434% 1/9/15 (d)(e)		$ 5,000,000	$ 5,018,780
0.8581% 3/28/14 (d)(e)		7,385,000	7,394,564
0.9219% 8/1/16 (d)(e)		5,000,000	5,010,765
1.0236% 4/10/14 (d)(e)		3,000,000	3,006,225
1.1019% 8/1/18 (d)(e)		1,060,000	1,065,841
1.875% 9/15/14 (d)		370,000	373,700
Harley-Davidson Financial Services, Inc. 1.15% 9/15/15 (d)		1,010,000	1,013,226
Volkswagen International Finance NV:
0.6785% 11/18/16 (d)(e)		10,000,000	10,014,690
0.8374% 11/20/14 (d)(e)		13,000,000	13,057,109
1.625% 3/22/15 (d)		1,905,000	1,929,784
			47,884,684
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co.:
5.6% 5/1/15 (d)		330,000	351,469
6.375% 10/15/17 (d)		550,000	639,311
ERAC U.S.A. Finance LLC:
1.4% 4/15/16 (d)		645,000	647,361
2.75% 3/15/17 (d)		520,000	540,092
2.8% 11/1/18 (d)		115,000	117,452
			2,295,685
Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc. 2.6% 5/15/18		215,000	214,664
Carnival Corp. 1.2% 2/5/16		540,000	539,396
			754,060
Household Durables - 0.0%
Newell Rubbermaid, Inc. 2% 6/15/15		235,000	238,458
Leisure Equipment & Products - 0.0%
Hasbro, Inc. 6.125% 5/15/14		305,000	312,627
Media - 0.5%
COX Communications, Inc. 5.45% 12/15/14		385,000	404,079
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
1.75% 1/15/18		810,000	796,757
3.5% 3/1/16		240,000	252,595
3.55% 3/15/15		500,000	517,359
4.75% 10/1/14		7,190,000	7,430,973
Discovery Communications LLC 3.7% 6/1/15		2,300,000	2,400,512
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (d)		$ 1,225,000	$ 1,249,500
Interpublic Group of Companies, Inc.:
2.25% 11/15/17		1,435,000	1,424,933
6.25% 11/15/14		1,800,000	1,883,250
NBC Universal, Inc.:
2.1% 4/1/14		1,320,000	1,327,206
3.65% 4/30/15		1,108,000	1,156,366
NBCUniversal Enterprise, Inc.:
0.7806% 4/15/16 (d)(e)		7,000,000	7,039,137
0.9286% 4/15/18 (d)(e)		740,000	744,302
News America, Inc. 5.3% 12/15/14		1,255,000	1,315,928
Omnicom Group, Inc. 5.9% 4/15/16		1,635,000	1,817,922
TCM Sub LLC 3.55% 1/15/15 (d)		2,160,000	2,227,722
Thomson Reuters Corp.:
0.875% 5/23/16		615,000	615,999
1.3% 2/23/17		710,000	710,672
Time Warner Cable, Inc.:
7.5% 4/1/14		465,000	475,132
8.25% 2/14/14		225,000	228,199
Viacom, Inc. 2.5% 9/1/18		245,000	248,096
			34,266,639
Specialty Retail - 0.1%
AutoZone, Inc.:
5.5% 11/15/15		270,000	293,543
5.75% 1/15/15		220,000	232,130
Staples, Inc. 9.75% 1/15/14		1,385,000	1,399,853
Turlock Corp. 1.5% 11/2/17		570,000	562,773
			2,488,299
TOTAL CONSUMER DISCRETIONARY			88,240,452
CONSUMER STAPLES - 0.4%
Beverages - 0.3%
Coca-Cola Amatil Ltd. 3.25% 11/2/14 (d)		1,715,000	1,754,033
Heineken NV 1.4% 10/1/17 (d)		795,000	787,443
PepsiCo, Inc.:
0.4359% 7/30/15 (e)		5,000,000	5,006,855
0.4466% 2/26/16 (e)		5,000,000	5,005,805
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER STAPLES - continued
Beverages - continued
Pernod Ricard SA 2.95% 1/15/17 (d)		$ 1,070,000	$ 1,114,117
SABMiller Holdings, Inc. 1.85% 1/15/15 (d)		1,280,000	1,297,469
			14,965,722
Food Products - 0.1%
Bunge Ltd. Finance Corp. 3.2% 6/15/17		1,725,000	1,798,375
General Mills, Inc. 0.5369% 1/29/16 (e)		1,994,000	1,996,333
Kellogg Co. 0.4693% 2/13/15 (e)		1,656,000	1,658,138
Kraft Foods Group, Inc. 1.625% 6/4/15		980,000	994,263
William Wrigley Jr. Co.:
1.4% 10/21/16 (d)		270,000	271,659
2% 10/20/17 (d)		640,000	644,114
			7,362,882
Personal Products - 0.0%
Avon Products, Inc. 2.375% 3/15/16		460,000	465,958
Tobacco - 0.0%
Reynolds American, Inc. 1.05% 10/30/15		275,000	276,097
TOTAL CONSUMER STAPLES			23,070,659
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.1912% 6/2/14 (e)		8,774,000	8,801,708
DCP Midstream LLC 9.7% 12/1/13 (d)		990,000	990,000
Diamond Offshore Drilling, Inc. 5.15% 9/1/14		35,000	36,211
Ensco PLC 3.25% 3/15/16		2,135,000	2,239,451
Korea National Oil Corp. 4% 10/27/16 (d)		265,000	283,178
Nabors Industries, Inc. 2.35% 9/15/16 (d)		370,000	375,266
Noble Holding International Ltd.:
2.5% 3/15/17		180,000	182,341
3.45% 8/1/15		595,000	618,225
7.375% 3/15/14		160,000	162,879
Rowan Companies, Inc. 5% 9/1/17		370,000	404,392
Transocean, Inc.:
2.5% 10/15/17		1,535,000	1,557,234
4.95% 11/15/15		690,000	740,779
5.05% 12/15/16		410,000	452,421
			16,844,085
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.75% 6/15/14		$ 1,025,000	$ 1,051,702
5.95% 9/15/16		285,000	320,968
6.375% 9/15/17		995,000	1,161,120
7.625% 3/15/14		60,000	61,162
BG Energy Capital PLC 2.875% 10/15/16 (d)		1,485,000	1,555,570
Canadian Natural Resources Ltd.:
1.45% 11/14/14		855,000	862,157
5.7% 5/15/17		650,000	738,388
CNOOC Finance (2013) Ltd. 1.125% 5/9/16		513,000	511,564
DCP Midstream Operating LP:
2.5% 12/1/17		1,110,000	1,119,380
3.25% 10/1/15		505,000	520,951
Duke Energy Field Services 5.375% 10/15/15 (d)		850,000	908,376
Ecopetrol SA 4.25% 9/18/18		245,000	254,800
Enbridge Energy Partners LP 5.875% 12/15/16		1,056,000	1,185,943
Enbridge, Inc. 0.8984% 10/1/16 (e)		6,820,000	6,848,644
Energy Transfer Partners LP:
5.95% 2/1/15		2,595,000	2,741,021
6.7% 7/1/18		175,000	204,707
8.5% 4/15/14		430,000	441,451
Enterprise Products Operating LP:
1.25% 8/13/15		1,025,000	1,033,797
5.6% 10/15/14		645,000	672,636
Gaz Capital SA (Luxembourg) 4.95% 5/23/16 (d)		1,565,000	1,662,813
Kinder Morgan Energy Partners LP:
3.5% 3/1/16		235,000	247,118
5.125% 11/15/14		685,000	714,175
Magellan Midstream Partners LP 6.45% 6/1/14		665,000	684,344
Marathon Oil Corp. 0.9% 11/1/15		1,295,000	1,296,994
Murphy Oil Corp. 2.5% 12/1/17		990,000	996,856
ONEOK Partners LP:
3.2% 9/15/18		95,000	98,205
3.25% 2/1/16		1,670,000	1,741,536
Origin Energy Finance Ltd. 3.5% 10/9/18 (d)		1,815,000	1,845,153
Petrobras Global Finance BV:
1.8574% 5/20/16 (e)		7,000,000	6,930,000
2% 5/20/16		1,000,000	995,500
Petrohawk Energy Corp. 7.25% 8/15/18		1,835,000	1,986,388
Petroleos Mexicanos 3.5% 7/18/18		625,000	637,909
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. 5.875% 7/15/16		$ 2,045,000	$ 2,276,682
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15		375,000	395,575
Talisman Energy, Inc. 5.125% 5/15/15		1,090,000	1,145,248
Tennessee Gas Pipeline Co. 8% 2/1/16		1,415,000	1,608,198
Total Capital Canada Ltd. 0.6236% 1/15/16 (e)		8,000,000	8,044,384
TransCanada PipeLines Ltd. 0.9281% 6/30/16 (e)		7,570,000	7,637,804
Williams Partners LP 3.8% 2/15/15		1,955,000	2,023,808
Woodside Finance Ltd.:
4.5% 11/10/14 (d)		1,075,000	1,106,150
8.125% 3/1/14 (d)		595,000	605,786
			66,874,963
TOTAL ENERGY			83,719,048
FINANCIALS - 11.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
0.7002% 3/22/16 (e)		7,678,000	7,643,257
0.7436% 1/12/15 (e)		4,682,000	4,679,579
0.8481% 9/29/14 (e)		10,000,000	10,018,290
1.6% 11/23/15		3,970,000	4,019,569
HSBC Bank PLC 0.8806% 5/15/18 (d)(e)		1,365,000	1,368,066
JPMorgan Chase & Co.:
0.8566% 2/26/16 (e)		8,190,000	8,203,636
0.9036% 10/15/15 (e)		28,785,000	28,873,082
1.875% 3/20/15		4,000,000	4,060,004
Lloyds Bank PLC 2.3% 11/27/18		810,000	812,951
Merrill Lynch & Co., Inc. 0.7036% 1/15/15 (e)		13,130,000	13,139,335
Morgan Stanley:
0.7236% 10/15/15 (e)		750,000	748,373
1.202% 12/19/14 (e)		7,000,000	7,003,920
1.4876% 2/25/16 (e)		10,920,000	11,065,487
1.5184% 4/25/18 (e)		1,565,000	1,581,109
State Street Corp. 0.6081% 3/7/14 (e)		1,310,000	1,311,022
The Bank of New York Mellon Corp.:
0.4686% 10/23/15 (e)		5,000,000	5,003,330
0.5081% 7/28/14 (e)		4,260,000	4,264,784
			113,795,794
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Commercial Banks - 4.7%
ABN AMRO Bank NV 1.0359% 10/28/16 (d)(e)		$ 6,500,000	$ 6,507,144
ANZ Banking Group Ltd. 0.4377% 5/7/15 (d)(e)		3,000,000	3,002,751
ANZ National International Ltd. 1.85% 10/15/15 (d)		1,950,000	1,983,930
Bank of Montreal 0.7259% 9/11/15 (e)		13,000,000	13,046,176
Bank of Nova Scotia:
0.75% 10/9/15		1,200,000	1,203,776
1.2836% 1/12/15 (e)		6,000,000	6,064,392
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.6866% 2/26/16 (d)(e)		10,000,000	10,000,980
1.55% 9/9/16 (d)		1,690,000	1,706,123
3.85% 1/22/15 (d)		2,525,000	2,611,077
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (d)		1,405,000	1,407,417
BB&T Corp. 1.1144% 6/15/18 (e)		975,000	981,924
BNP Paribas 3.0025% 12/20/14 (e)		3,000,000	3,081,600
BNP Paribas SA 2.7% 8/20/18		1,130,000	1,157,822
Branch Banking & Trust Co. 0.6754% 12/1/16 (e)		5,000,000	4,992,525
Capital One Bank NA 1.15% 11/21/16		440,000	440,346
Capital One NA 0.7002% 3/22/16 (e)		3,000,000	2,993,232
Commonwealth Bank of Australia:
1.0519% 9/18/15 (d)(e)		4,000,000	4,041,564
1.95% 3/16/15		1,475,000	1,502,923
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7319% 3/18/16 (e)		15,500,000	15,563,519
Credit Suisse New York Branch 3.5% 3/23/15		10,000,000	10,383,900
DNB Bank ASA 3.2% 4/3/17 (d)		1,710,000	1,798,852
Fifth Third Bancorp 3.625% 1/25/16		760,000	801,293
Fifth Third Bank:
0.6466% 2/26/16 (e)		8,000,000	8,002,400
0.7481% 11/18/16 (e)		4,000,000	4,001,716
1.15% 11/18/16		1,180,000	1,182,320
ING Bank NV 1.8906% 9/25/15 (d)(e)		5,000,000	5,115,410
KeyBank NA:
0.7266% 11/25/16 (e)		3,800,000	3,805,616
5.8% 7/1/14		7,109,000	7,320,891
KeyCorp. 3.75% 8/13/15		1,045,000	1,095,448
National Australia Bank Ltd. 0.5406% 1/22/15 (d)(e)		7,000,000	7,014,833
National Bank of Canada 1.45% 11/7/17		2,090,000	2,061,035
Nordea Bank AB:
0.6993% 5/13/16 (d)(e)		5,000,000	5,014,960
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Commercial Banks - continued
Nordea Bank AB: - continued
0.875% 5/13/16 (d)		$ 2,840,000	$ 2,851,689
PNC Bank NA:
0.5481% 1/28/16 (e)		6,613,000	6,622,106
1.15% 11/1/16		980,000	985,662
1.3% 10/3/16		1,175,000	1,185,729
PNC Funding Corp. 0.4375% 1/31/14 (e)		9,000,000	9,002,331
Regions Financial Corp. 5.75% 6/15/15		1,015,000	1,084,553
Royal Bank of Canada:
0.4469% 4/29/15 (e)		8,000,000	8,010,504
0.6281% 3/8/16 (e)		10,255,000	10,273,480
0.7138% 9/9/16 (e)		5,000,000	5,019,210
Royal Bank of Scotland Group PLC 2.55% 9/18/15		5,945,000	6,090,058
Societe Generale 2.5% 1/15/14 (d)		1,165,000	1,167,473
Sumitomo Mitsui Banking Corp.:
0.9121% 7/19/16 (e)		5,000,000	5,028,795
1.1906% 7/22/14 (d)(e)		5,639,000	5,665,114
1.9% 1/12/15 (d)		2,100,000	2,124,967
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (d)		1,815,000	1,795,785
SunTrust Banks, Inc.:
0.5484% 4/1/15 (e)		10,400,000	10,345,660
2.35% 11/1/18		645,000	648,053
Svenska Handelsbanken AB 0.7002% 3/21/16 (e)		10,635,000	10,666,745
Swedbank AB 1.75% 3/12/18 (d)		2,505,000	2,486,714
The Toronto Dominion Bank:
0.4454% 5/1/15 (e)		4,000,000	3,999,176
0.7164% 9/9/16 (e)		5,000,000	5,008,230
0.7859% 4/30/18 (e)		1,260,000	1,262,812
U.S. Bancorp 2.2% 11/15/16		2,120,000	2,193,274
U.S. Bank NA 0.5236% 10/14/14 (e)		8,700,000	8,709,718
Union Bank NA:
1.0002% 9/26/16 (e)		5,000,000	5,037,575
1.209% 6/6/14 (e)		7,430,000	7,461,533
2.125% 6/16/17		1,330,000	1,347,593
Wachovia Bank NA 0.622% 11/3/14 (e)		9,951,000	9,971,270
Wells Fargo & Co.:
1.25% 2/13/15		1,710,000	1,724,839
2.1% 5/8/17		1,280,000	1,317,377
Wells Fargo Bank NA:
0.4485% 5/16/16 (e)		10,641,000	10,553,020
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo Bank NA: - continued
0.5221% 7/20/15 (e)		$ 5,000,000	$ 5,007,280
Westpac Banking Corp.:
1.0106% 9/25/15 (e)		8,000,000	8,082,720
1.05% 11/25/16		1,045,000	1,044,627
1.125% 9/25/15		1,775,000	1,793,387
			305,456,954
Consumer Finance - 2.4%
American Express Co. 0.8281% 5/22/18 (e)		1,975,000	1,972,974
American Express Credit Corp.:
0.6893% 11/13/15 (e)		10,625,000	10,651,106
0.7469% 7/29/16 (e)		5,000,000	5,025,175
1.3559% 6/12/15 (e)		7,530,000	7,618,199
American Honda Finance Corp.:
0.6116% 5/26/16 (d)(e)		14,395,000	14,412,072
0.7436% 10/7/16 (e)		5,000,000	5,014,085
Capital One Financial Corp.:
0.8781% 11/6/15 (e)		10,000,000	10,027,950
1.3936% 7/15/14 (e)		19,125,000	19,207,238
2.125% 7/15/14		1,485,000	1,498,931
2.15% 3/23/15		960,000	976,904
Caterpillar Financial Services Corp.:
0.4766% 2/26/16 (e)		3,254,000	3,254,410
0.5894% 2/9/15 (e)		5,000,000	5,016,985
1.35% 9/6/16		1,500,000	1,517,414
Ford Motor Credit Co. LLC:
1.4894% 5/9/16 (e)		7,000,000	7,106,505
1.7% 5/9/16		420,000	425,498
2.75% 5/15/15		1,340,000	1,376,570
3% 6/12/17		765,000	799,733
3.875% 1/15/15		1,355,000	1,400,513
General Electric Capital Corp.:
0.8429% 1/8/16 (e)		20,000,000	20,113,720
0.8936% 7/12/16 (e)		5,000,000	5,032,445
0.9589% 4/2/18 (e)		2,800,000	2,813,168
2.15% 1/9/15		7,000,000	7,134,092
2.375% 6/30/15		1,030,000	1,056,624
HSBC Finance Corp. 0.4936% 1/15/14 (e)		8,500,000	8,500,383
HSBC U.S.A., Inc.:
1.625% 1/16/18		1,260,000	1,254,891
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC U.S.A., Inc.: - continued
2.375% 2/13/15		$ 835,000	$ 853,490
Hyundai Capital America:
1.625% 10/2/15 (d)		1,095,000	1,101,432
1.875% 8/9/16 (d)		365,000	368,271
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (d)		1,375,000	1,379,107
Toyota Motor Credit Corp.:
0.4064% 3/10/15 (e)		500,000	500,574
0.4091% 11/21/14 (e)		8,000,000	8,009,712
			155,420,171
Diversified Financial Services - 1.1%
Bank of America Corp.:
1.0702% 3/22/16 (e)		570,000	572,605
1.25% 1/11/16		1,065,000	1,069,810
1.5% 10/9/15		3,025,000	3,055,468
Barclays Bank PLC 5.2% 7/10/14		2,880,000	2,962,051
BP Capital Markets PLC 0.5677% 11/6/15 (e)		10,000,000	10,013,430
Citigroup, Inc.:
0.9206% 11/15/16 (e)		15,000,000	15,018,825
1.0384% 4/1/16 (e)		12,899,000	12,973,582
1.1984% 7/25/16 (e)		5,000,000	5,049,765
1.25% 1/15/16		2,000,000	2,009,080
1.3% 11/15/16		315,000	315,161
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (d)		605,000	633,612
4.375% 7/27/16 (d)		780,000	833,307
Iberdrola Finance Ireland Ltd. 3.8% 9/11/14 (d)		840,000	858,480
Imperial Tobacco Finance 2.05% 2/11/18 (d)		1,820,000	1,810,030
IntercontinentalExchange Group, Inc. 2.5% 10/15/18		480,000	490,003
JPMorgan Chase & Co. 2% 8/15/17		2,510,000	2,545,218
MDC-GMTN BV 5.75% 5/6/14 (d)		540,000	550,800
MetLife Institutional Funding II:
0.6129% 1/6/15 (d)(e)		11,875,000	11,906,825
1.1444% 4/4/14 (d)(e)		575,000	576,769
Whirlpool Corp. 8.6% 5/1/14		1,045,000	1,079,616
			74,324,437
Insurance - 0.8%
Ace INA Holdings, Inc.:
5.6% 5/15/15		235,000	251,804
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Insurance - continued
Ace INA Holdings, Inc.: - continued
5.875% 6/15/14		$ 305,000	$ 313,845
AFLAC, Inc. 2.65% 2/15/17		215,000	224,077
American International Group, Inc.:
3% 3/20/15		13,425,000	13,824,152
4.25% 9/15/14		2,170,000	2,231,676
Hartford Financial Services Group, Inc. 4% 3/30/15		1,000,000	1,041,611
Marsh & McLennan Companies, Inc. 2.55% 10/15/18		575,000	582,316
Metropolitan Life Global Funding I:
0.7736% 7/15/16 (d)(e)		5,000,000	5,028,720
1.5% 1/10/18 (d)		875,000	864,415
1.7% 6/29/15 (d)		1,220,000	1,239,614
New York Life Global Funding 2.45% 7/14/16 (d)		1,800,000	1,869,356
Pricoa Global Funding I 0.5081% 8/19/15 (d)(e)		10,000,000	10,014,110
Principal Financial Group, Inc. 1.85% 11/15/17		255,000	255,122
Principal Life Global Funding II:
0.6059% 5/27/16 (d)(e)		7,850,000	7,863,533
0.8684% 7/9/14 (d)(e)		3,500,000	3,512,807
1% 12/11/15 (d)		510,000	511,340
1.125% 9/18/15 (d)		710,000	714,361
Prudential Financial, Inc. 3.875% 1/14/15		1,250,000	1,294,431
Xlit Ltd. 2.3% 12/15/18		695,000	694,750
			52,332,040
Real Estate Investment Trusts - 0.1%
American Tower Corp. 4.625% 4/1/15		2,760,000	2,894,763
Kilroy Realty Corp. 5% 11/3/15		1,205,000	1,289,744
			4,184,507
Real Estate Management & Development - 0.1%
Global Towers Partners Acquisition Partners I LLC:
2.364% 5/15/43 (d)		1,585,000	1,561,591
4.347% 6/15/41 (d)		570,000	602,901
Liberty Property LP 5.65% 8/15/14		1,815,000	1,871,929
Simon Property Group LP 4.2% 2/1/15		355,000	366,631
Ventas Realty LP 1.55% 9/26/16		490,000	493,473
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		410,000	406,117
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.: - continued
3.125% 11/30/15		$ 1,020,000	$ 1,063,227
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (d)		1,325,000	1,434,790
			7,800,659
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 4.523% 1/15/35 (d)		1,795,000	1,857,559
TOTAL FINANCIALS			715,172,121
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 1.9% 8/15/17		275,000	276,396
Gilead Sciences, Inc. 2.4% 12/1/14		1,005,000	1,024,183
			1,300,579
Health Care Providers & Services - 0.2%
Aetna, Inc. 1.5% 11/15/17		590,000	585,795
AmerisourceBergen Corp. 5.875% 9/15/15		1,000,000	1,089,186
Catholic Health Initiatives:
1.6% 11/1/17		140,000	137,749
2.6% 8/1/18		745,000	754,577
Express Scripts Holding Co.:
2.1% 2/12/15		245,000	249,087
2.75% 11/21/14		805,000	821,498
Express Scripts, Inc. 3.125% 5/15/16		1,070,000	1,121,848
Humana, Inc. 6.45% 6/1/16		610,000	686,099
McKesson Corp. 0.95% 12/4/15		405,000	405,253
UnitedHealth Group, Inc.:
0.3616% 8/28/14 (e)		7,000,000	7,002,303
0.85% 10/15/15		450,000	451,927
1.875% 11/15/16		500,000	513,524
WellPoint, Inc.:
1.25% 9/10/15		710,000	716,362
5% 12/15/14		320,000	334,448
5.25% 1/15/16		340,000	370,205
			15,239,861
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 6.5% 11/1/17		1,255,000	1,460,241
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp.:
3.5% 1/15/16		$ 930,000	$ 971,280
4.4% 3/1/15		130,000	135,244
			2,566,765
Pharmaceuticals - 0.4%
AbbVie, Inc.:
0.9981% 11/6/15 (e)		8,000,000	8,079,960
1.2% 11/6/15		4,115,000	4,153,545
Perrigo Co. 1.3% 11/8/16 (d)		700,000	700,880
Takeda Pharmaceutical Co. Ltd. 1.031% 3/17/15 (d)		1,645,000	1,654,870
Teva Pharmaceutical Finance III BV 0.7502% 3/21/14 (e)		6,000,000	6,003,762
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75% 9/15/18		2,685,000	2,923,294
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		1,425,000	1,421,727
			24,938,038
TOTAL HEALTH CARE			44,045,243
INDUSTRIALS - 0.2%
Airlines - 0.0%
Southwest Airlines Co.:
5.25% 10/1/14		925,000	957,061
5.75% 12/15/16		420,000	470,138
			1,427,199
Commercial Services & Supplies - 0.0%
Waste Management, Inc.:
2.6% 9/1/16		480,000	497,246
6.375% 3/11/15		560,000	598,467
			1,095,713
Electrical Equipment - 0.1%
Eaton Corp. 0.5844% 6/16/14 (e)		2,135,000	2,138,190
PPL Electric Utilities Corp. 3.9% 5/1/16 (d)		715,000	750,359
Roper Industries, Inc.:
1.85% 11/15/17		230,000	229,761
2.05% 10/1/18		650,000	643,276
			3,761,586
Industrial Conglomerates - 0.0%
General Electric Co. 0.85% 10/9/15		1,880,000	1,890,404
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
INDUSTRIALS - continued
Road & Rail - 0.1%
Kansas City Southern de Mexico SA de CV 2.35% 5/15/20		$ 620,000	$ 587,257
Penske Truck Leasing Co. LP:
2.5% 7/11/14 (d)		255,000	257,445
2.5% 3/15/16 (d)		1,060,000	1,086,257
2.875% 7/17/18 (d)		365,000	369,538
3.125% 5/11/15 (d)		340,000	349,789
			2,650,286
Trading Companies & Distributors - 0.0%
GATX Corp.:
2.375% 7/30/18		255,000	253,736
3.5% 7/15/16		1,180,000	1,238,018
International Lease Finance Corp. 2.2044% 6/15/16 (e)		990,000	999,900
			2,491,654
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd. 2.5% 6/25/15 (d)		1,615,000	1,634,882
TOTAL INDUSTRIALS			14,951,724
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.0%
Hewlett-Packard Co.:
1.802% 9/19/14 (e)		270,000	272,261
2.35% 3/15/15		700,000	712,273
2.625% 12/9/14		785,000	799,289
			1,783,823
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. 3.375% 11/1/15		655,000	680,298
IT Services - 0.1%
Fiserv, Inc. 3.125% 6/15/16		1,490,000	1,557,768
The Western Union Co. 1.2391% 8/21/15 (e)		5,200,000	5,222,324
			6,780,092
Office Electronics - 0.2%
Xerox Corp.:
1.0585% 5/16/14 (e)		9,183,000	9,194,552
2.95% 3/15/17		200,000	205,825
			9,400,377
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Corp. 2.375% 11/1/15		$ 650,000	$ 669,117
Software - 0.0%
Oracle Corp. 0.8236% 1/15/19 (e)		2,040,000	2,050,312
TOTAL INFORMATION TECHNOLOGY			21,364,019
MATERIALS - 0.4%
Chemicals - 0.1%
Eastman Chemical Co. 2.4% 6/1/17		710,000	723,934
Ecolab, Inc. 3% 12/8/16		1,225,000	1,286,217
The Dow Chemical Co. 2.5% 2/15/16		1,930,000	1,996,072
			4,006,223
Containers & Packaging - 0.0%
Rock-Tenn Co. 3.5% 3/1/20		1,115,000	1,110,569
Metals & Mining - 0.3%
Barrick Gold Finance Co. 4.875% 11/15/14		1,305,000	1,360,447
Goldcorp, Inc. 2.125% 3/15/18		530,000	520,545
Rio Tinto Finance (U.S.A.) PLC:
0.802% 6/19/15 (e)		5,500,000	5,504,285
1.0939% 6/17/16 (e)		12,000,000	12,087,456
1.375% 6/17/16		1,520,000	1,532,245
			21,004,978
Paper & Forest Products - 0.0%
International Paper Co. 5.3% 4/1/15		920,000	972,954
TOTAL MATERIALS			27,094,724
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 0.6244% 2/12/16 (e)		17,000,000	16,941,044
British Telecommunications PLC:
1.3775% 12/20/13 (e)		9,690,000	9,694,477
1.625% 6/28/16		635,000	643,538
2% 6/22/15		8,000,000	8,147,768
SBA Tower Trust:
2.24% 4/16/18 (d)		820,000	814,987
2.933% 12/15/42 (d)		1,825,000	1,832,846
3.598% 4/16/18 (d)		635,000	626,837
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
0.459% 3/6/15 (d)(e)		$ 9,275,000	$ 9,257,646
1.7819% 9/15/16 (e)		10,000,000	10,300,040
2.5% 9/15/16		1,530,000	1,588,821
			59,848,004
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
1.2559% 9/12/16 (e)		5,000,000	5,049,260
2.375% 9/8/16		890,000	914,825
3.625% 3/30/15		645,000	664,740
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17		2,035,000	2,024,422
Rogers Communications, Inc. 6.375% 3/1/14		2,000,000	2,028,302
Vodafone Group PLC 0.6231% 2/19/16 (e)		10,000,000	10,024,250
			20,705,799
TOTAL TELECOMMUNICATION SERVICES			80,553,803
UTILITIES - 0.7%
Electric Utilities - 0.4%
Commonwealth Edison Co.:
1.625% 1/15/14		1,110,000	1,111,676
1.95% 9/1/16		385,000	394,947
Duke Energy Corp.:
1.625% 8/15/17		495,000	497,617
2.15% 11/15/16		1,485,000	1,531,745
3.95% 9/15/14		1,414,000	1,451,228
Duke Energy Industries, Inc. 0.5956% 7/11/16 (e)		5,000,000	5,011,800
EDF SA 5.5% 1/26/14 (d)		495,000	498,589
Enel Finance International SA 3.875% 10/7/14 (d)		1,405,000	1,439,188
Georgia Power Co. 0.5744% 3/15/16 (e)		510,000	510,007
Korea Hydro & Nuclear Power Co. Ltd. 3.125% 9/16/15 (d)		1,045,000	1,079,841
Mississippi Power Co. 2.35% 10/15/16		360,000	372,317
Monongahela Power Co.:
5.7% 3/15/17 (d)		145,000	160,306
7.95% 12/15/13 (d)		2,645,000	2,650,655
NextEra Energy Capital Holdings, Inc.:
1.2% 6/1/15		420,000	423,308
1.611% 6/1/14		1,175,000	1,181,176
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 5.125% 4/1/14		$ 3,000,000	$ 3,045,585
PPL Capital Funding, Inc. 1.9% 6/1/18		350,000	345,424
Southern Co. 1.95% 9/1/16		485,000	496,204
			22,201,613
Gas Utilities - 0.0%
Florida Gas Transmission Co. LLC 4% 7/15/15 (d)		1,330,000	1,391,115
Independent Power Producers & Energy Traders - 0.0%
Black Hills Corp. 9% 5/15/14		345,000	357,699
PSEG Power LLC 2.75% 9/15/16		425,000	442,219
			799,918
Multi-Utilities - 0.3%
CMS Energy Corp. 4.25% 9/30/15		1,255,000	1,318,681
Dominion Resources, Inc.:
1.8% 3/15/14		65,000	65,244
1.95% 8/15/16		540,000	551,550
2.25% 9/1/15		515,000	529,985
DTE Energy Co. 7.625% 5/15/14		110,000	113,416
NiSource Finance Corp. 5.4% 7/15/14		1,890,000	1,944,680
Sempra Energy:
1.0144% 3/15/14 (e)		16,700,000	16,725,317
2% 3/15/14		160,000	160,685
			21,409,558
TOTAL UTILITIES			45,802,204
TOTAL NONCONVERTIBLE BONDS (Cost $1,140,667,082)			1,144,013,997
U.S. Government and Government Agency Obligations - 0.8%

U.S. Government Agency Obligations - 0.5%
Fannie Mae:
0.5% 7/2/15		1,275,000	1,279,548
0.625% 8/26/16		5,615,000	5,626,017
0.75% 12/19/14		2,465,000	2,479,470
0.875% 8/28/14		7,500,000	7,539,203
2.75% 2/5/14		9,505,000	9,548,885
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank 0.5% 11/20/15		$ 5,465,000	$ 5,480,537
Freddie Mac 0.5% 4/17/15		2,180,000	2,188,352
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			34,142,012
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		3,586,994	3,656,077
2% 7/15/14		15,135,476	15,436,383
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			19,092,460
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,203,520)			53,234,472
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.8%
1.772% 10/1/33 (e)		121,339	125,158
1.962% 6/1/37 (e)		56,196	58,765
2.328% 7/1/35 (e)		45,364	48,048
2.38% 8/1/37 (e)		31,905	33,744
2.489% 12/1/35 (e)		24,694	26,116
2.59% 8/1/38 (e)		38,971	41,172
2.78% 1/1/37 (e)		30,285	31,920
3% 1/1/27		824,372	851,035
3.04% 12/1/36 (e)		35,663	38,026
3.5% 10/1/25 to 3/1/27		6,933,437	7,316,362
4% 2/1/25 to 10/1/41		9,931,672	10,522,669
4.5% 5/1/19 to 1/1/27		8,036,136	8,578,440
4.755% 5/1/38 (e)		147,692	156,598
4.816% 4/1/38 (e)		56,820	59,958
4.83% 5/1/38 (e)		158,199	167,508
4.907% 5/1/38 (e)		285,653	304,577
5% 11/1/18 to 4/1/38		4,750,744	5,130,707
5.5% 5/1/16 to 5/1/40		13,156,792	14,354,047
6% 1/1/22 to 1/1/41		3,188,853	3,513,997
TOTAL FANNIE MAE			51,358,847
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Freddie Mac - 0.1%
2.232% 9/1/35 (e)		$ 42,077	$ 44,464
2.379% 7/1/38 (e)		48,206	51,143
2.388% 6/1/38 (e)		136,137	143,209
2.472% 11/1/34 (e)		29,924	31,907
2.489% 10/1/36 (e)		290,040	308,667
2.633% 5/1/37 (e)		41,855	44,261
2.687% 2/1/37 (e)		40,480	43,162
2.728% 7/1/35 (e)		61,635	65,013
2.742% 2/1/37 (e)		35,607	37,883
3.052% 2/1/37 (e)		58,378	62,186
3.089% 5/1/38 (e)		60,014	63,989
4.5% 10/1/19 to 12/1/26		1,950,140	2,068,079
4.679% 7/1/38 (e)		96,945	102,824
4.683% 6/1/38 (e)		118,818	126,003
5% 10/1/18 to 12/1/23		1,338,625	1,433,964
5.353% 2/1/38 (e)		115,595	122,993
5.5% 11/1/21 to 10/1/38		321,995	348,319
5.888% 12/1/36 (e)		23,866	25,761
6% 5/1/17 to 8/1/22		143,847	157,593
6.055% 11/1/36 (e)		9,944	10,712
TOTAL FREDDIE MAC			5,292,132
Ginnie Mae - 0.1%
3% 9/20/27		2,031,916	2,105,096
3.5% 3/20/43 to 4/20/43		2,585,387	2,646,184
4.5% 9/20/40		546,688	592,046
5% 3/20/41		62,807	68,852
6% 7/15/36		732,155	829,646
TOTAL GINNIE MAE			6,241,824
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $63,205,725)			62,892,803
Asset-Backed Securities - 6.2%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15		984,916	988,744
Series 2012-1 Class A3, 0.93% 2/16/16		342,459	343,514
Series 2012-2 Class A3, 0.74% 4/15/16		4,120,783	4,129,053
Series 2012-4 Class A2, 0.48% 5/15/15		1,741,994	1,742,417
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Ally Auto Receivables Trust: - continued
Series 2012-A Class D, 3.15% 10/15/18 (d)		$ 335,000	$ 347,498
Series 2012-SN1:
Class A2, 0.51% 12/22/14		2,175,815	2,176,584
Class A3, 0.57% 8/20/15		8,525,000	8,529,501
Series 2013-2 Class A3, 1% 1/15/18		1,295,000	1,296,271
Series 2013-SN1:
Class A2, 0.52% 5/20/15		8,000,000	8,005,534
Class A4, 0.9% 5/22/17		625,000	627,896
Ally Master Owner Trust:
Series 2010-4 Class A, 1.2377% 8/15/17 (e)		7,000,000	7,073,836
Series 2011-1 Class A2, 2.15% 1/15/16		160,000	160,321
Series 2012-1 Class A1, 0.9677% 2/15/17 (e)		3,655,000	3,672,490
Series 2012-2 Class A, 0.6677% 3/15/16 (e)		5,000,000	5,002,245
Series 2012-3 Class A2, 1.21% 6/15/17		5,000,000	5,033,990
Series 2013-1:
Class A1, 0.6177% 2/15/18 (e)		8,000,000	8,004,790
Class A2, 1% 2/15/18		240,000	240,772
American Express Credit Account Master Trust:
Series 2009-2 Class A, 1.4177% 3/15/17 (e)		1,300,000	1,311,120
Series 2011-1 Class A, 0.3377% 4/17/17 (e)		1,060,000	1,060,639
Series 2012-2:
Class B, 0.99% 3/15/18		1,010,000	1,014,512
Class C, 1.29% 3/15/18 (d)		1,155,000	1,158,114
Series 2013-1 Class A, 0.5877% 2/16/21 (e)		570,000	570,079
AmeriCredit Auto Receivables Trust:
Series 2011-2 Class B, 2.33% 3/8/16		1,950,000	1,957,141
Series 2012-1:
Class A2, 0.91% 10/8/15		372,621	372,697
Class B, 1.73% 2/8/17		585,000	591,523
Series 2012-2:
Class A2, 0.76% 10/8/15		1,262,733	1,263,192
Class A3, 1.05% 10/11/16		1,585,000	1,588,853
Series 2012-4 Class A2, 0.49% 4/8/16		1,380,044	1,379,648
Series 2012-5 Class A2, 0.51% 1/8/16		5,199,297	5,197,373
Series 2013-2 Class B, 1.19% 5/8/18		1,190,000	1,188,394
Series 2013-4 Class A2, 0.74% 11/8/16		5,000,000	5,003,209
Series 2013-5:
Class A3, 0.9% 9/10/18		1,890,000	1,891,618
Class B, 1.52% 1/8/19		315,000	316,427
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16		488,462	489,730
Asset-Backed Securities - continued
		Principal Amount (b)	Value
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)		$ 51,479	$ 51,586
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.574% 9/15/17 (d)(e)		9,740,000	9,742,299
BMW Vehicle Lease Trust Series 2013-1 Class A3, 0.54% 9/21/15		1,050,000	1,050,220
Cabelas Master Credit Card Trust Series 2010-1A Class A2, 1.6177% 1/16/18 (d)(e)		1,175,000	1,190,420
Capital Auto Receivables Asset Trust:
Series 2013-1 Class A3, 0.79% 6/20/17		1,240,000	1,237,320
Series 2013-4 Class A3, 1.09% 3/20/18		985,000	984,987
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.3477% 2/15/19 (e)		15,000,000	14,952,816
Carmax Auto Owner Trust:
Series 2010-1:
Class B, 3.75% 12/15/15		425,000	427,886
Class C, 4.88% 8/15/16		270,000	272,477
Series 2010-2 Class A4, 2.04% 10/15/15		400,737	403,324
Series 2011-2 Class A3, 0.91% 12/15/15		519,551	520,260
Series 2012-1 Class A3, 0.89% 9/15/16		526,888	528,405
Series 2012-2 Class A3, 0.84% 3/15/17		835,000	838,229
Series 2012-3:
Class A2, 0.43% 9/15/15		2,015,107	2,015,629
Class A3, 0.52% 7/17/17		965,000	965,315
Series 2013-3 Class A2, 0.59% 8/15/16		7,000,000	7,009,727
Series 2013-4 Class A3, 1.1% 7/16/18		435,000	435,523
Chase Issuance Trust:
Series 2012-A6 Class A, 0.2977% 8/15/17 (e)		2,293,000	2,290,989
Series 2012-A9 Class A9, 0.3177% 10/16/17 (e)		10,000,000	9,993,035
Series 2013-A8 Class A8, 1.01% 10/15/18		1,160,000	1,163,259
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (d)		606,880	607,909
Series 2013-VT1 Class A2, 0.65% 3/21/16 (d)		5,000,000	4,999,683
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.266% 4/24/17 (e)		10,000,000	9,989,905
CNH Equipment Trust:
Series 2011-B Class A3, 0.91% 8/15/16		543,238	544,480
Series 2012-A Class A3, 0.94% 5/15/17		896,275	898,382
Series 2012-C Class A3, 0.57% 12/15/17		525,000	525,377
Series 2012-D Class A2, 0.45% 4/15/16		5,455,477	5,455,941
Series 2013-A Class A3, 0.69% 6/15/18		1,800,000	1,800,054
Series 2013-B Class A2, 0.44% 10/17/16		6,000,000	5,996,817
Series 2013-C Class A3, 1.02% 8/15/18		335,000	336,807
Asset-Backed Securities - continued
		Principal Amount (b)	Value
CNH Wholesale Master Note Trust Series 2013-2A Class A, 0.7677% 8/15/19 (d)(e)		$ 645,000	$ 648,648
Diamond Resorts Owner Trust Series 2013-2 Class A, 1% 5/20/26 (d)		945,000	944,907
Discover Card Master Trust:
Series 2011-A1 Class A1, 0.5177% 8/15/16 (e)		1,735,000	1,736,053
Series 2012-A5 Class A5, 0.3677% 1/16/18 (e)		15,000,000	14,988,282
Dryrock Issuance Trust Series 2013-1 Class A, 0.514% 7/16/18 (e)		710,000	711,501
Enterprise Fleet Financing LLC:
Series 2013-1 Class A2, 0.68% 9/20/18 (d)		1,130,000	1,129,853
Series 2013-2 Class A2, 1.06% 3/20/19 (d)		595,000	595,784
Ford Credit Auto Lease Trust:
Series 2012-A:
Class A3, 0.85% 1/15/15		211,709	211,938
Class A4, 1.03% 4/15/15		2,410,000	2,417,543
Series 2012-B:
Class B, 1.1% 12/15/15 (d)		230,000	230,909
Class C, 1.5% 3/15/17 (d)		290,000	291,340
Series 2013-A Class A2, 0.46% 5/15/15		3,664,543	3,665,938
Series 2013-B:
Class A2A, 0.59% 1/15/16		5,000,000	5,001,263
Class B, 1.23% 11/15/16		695,000	696,095
Class C, 1.51% 8/15/17		475,000	475,965
Ford Credit Auto Owner Trust:
Series 2009-E Class A4, 2.42% 11/15/14		36,497	36,527
Series 2010-A Class D, 4.05% 10/15/16		240,000	245,619
Series 2012-D Class A2, 0.4% 9/15/15		3,688,477	3,689,102
Ford Credit Floorplan Master Owner Trust:
Series 2010-3:
Class A1, 4.2% 2/15/17 (d)		1,170,000	1,221,164
Class C, 4.99% 2/15/17 (d)		720,000	750,176
Series 2012-4 Class A1, 0.74% 9/15/16		9,120,000	9,135,891
Series 2013-3Q Class A2, 0.4677% 6/15/17 (e)		4,000,000	4,002,409
Series 2013-5 Class A2, 0.6377% 9/15/18 (e)		5,000,000	5,000,000
GE Capital Credit Card Master Note Trust:
Series 2010-1 Class C, 5.75% 3/15/18 (d)		625,000	657,934
Series 2012-1 Class A, 1.03% 1/15/18		2,995,000	3,005,113
Series 2012-4 Class A, 0.4677% 6/15/18 (e)		17,275,000	17,223,068
GE Dealer Floorplan Master Note Trust:
Series 2011-1 Class A, 0.768% 7/20/16 (e)		880,000	881,800
Series 2012-4 Class A, 0.608% 10/20/17 (e)		825,000	825,359
Series 2013-1 Class A, 0.568% 4/20/18 (e)		2,310,000	2,308,341
Asset-Backed Securities - continued
		Principal Amount (b)	Value
GE Equipment Midticket LLC Series 2012-1 Class A4, 0.78% 9/22/20		$ 700,000	$ 700,477
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (d)		1,300,000	1,304,706
Series 2012-1A Class A2, 0.85% 11/21/14 (d)		322,872	323,098
Series 2013-1A Class A2, 0.73% 1/25/16 (d)		5,175,000	5,177,937
GE Equipment Transportation LLC:
Series 2012-1 Class A3, 0.99% 11/23/15		200,667	201,156
Series 2012-2 Class A3, 0.62% 7/25/16		3,905,000	3,902,661
Honda Auto Receivables Owner Trust Series 2013-4 Class A3, 0.93% 9/18/17		1,125,000	1,126,524
Huntington Auto Trust:
Series 2011-1A Class A3, 1.01% 1/15/16 (d)		402,172	403,272
Series 2012-1 Class A3, 0.81% 9/15/16		1,549,326	1,553,294
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (d)		5,000,000	5,011,918
Series 2013-A Class A2, 0.51% 9/15/15 (d)		5,982,912	5,987,322
Series 2013-B Class A2, 0.75% 3/15/16 (d)		5,000,000	5,011,798
Hyundai Auto Receivables Trust:
Series 2012-A Class A3, 0.72% 3/15/16		190,863	191,212
Series 2012-C Class A4, 0.73% 6/15/18		475,000	474,858
Series 2013-A Class A4, 0.97% 9/17/18		1,010,000	1,007,290
Series 2013-B Class A2, 0.52% 3/15/16		5,660,000	5,664,746
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5177% 5/15/18 (d)(e)		1,790,000	1,786,033
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18		1,244,000	1,254,038
Series 2012-B Class A2, 0.43% 2/17/15		2,711,905	2,712,133
Series 2013-A Class A3, 0.6% 3/15/17		2,850,000	2,851,340
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A4, 1.24% 7/17/17 (d)		420,000	420,254
Series 2012-A:
Class A3, 0.88% 11/17/14		335,877	336,190
Class A4, 1.07% 11/15/17		470,000	471,231
Series 2013-A:
Class A2, 0.39% 6/15/15		7,250,000	7,253,663
Class A4, 0.72% 12/17/18		1,195,000	1,197,643
Series 2013-B:
Class A2, 0.88% 9/15/15		5,000,000	4,999,885
Class A3, 1.06% 7/15/16		430,000	429,979
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (d)		1,155,000	1,155,850
Series 2012-BA Class A, 0.4377% 11/15/16 (d)(e)		7,630,000	7,629,264
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Motor PLC:
Series 2012A Class A1C, 1.286% 2/25/20 (d)		$ 255,000	$ 255,132
Series 2013-1 Class A1, 0.6702% 2/25/21 (d)(e)		980,833	980,829
MVW Owner Trust Series 2013-1A Class A, 2.15% 4/22/30 (d)		269,480	271,269
Navistar Financial Dealer Note Master Trust:
Series 2013-1 Class A, 0.8402% 1/25/18 (d)(e)		1,280,000	1,283,390
Series 2013-2 Class A, 0.8555% 9/25/18 (d)(e)		870,000	870,001
Nissan Auto Lease Trust:
Series 2011-B Class A3, 0.92% 2/16/15		213,775	213,871
Series 2012-A:
Class A3, 0.98% 5/15/15		570,000	570,905
Class A4, 1.13% 5/15/17		835,000	838,895
Series 2013-A Class A2A, 0.45% 9/15/15		7,000,000	6,997,511
Series 2013-B:
Class A2A, 0.57% 1/15/16		5,000,000	5,001,420
Class A3, 0.75% 6/15/16		335,000	335,392
Nissan Auto Receivables Owner Trust Series 2012-B Class A3, 0.46% 10/17/16		1,675,000	1,675,497
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6377% 5/15/17 (e)		6,927,000	6,938,804
Series 2013-A Class A, 0.4677% 2/15/18 (e)		7,050,000	7,043,697
Porsche Innovative Lease Owner Trust:
Series 2012-1 Class A2, 0.44% 2/23/15 (d)		932,427	932,516
Series 2013-1 Class A2, 0.54% 1/22/16 (d)		5,000,000	5,000,997
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)		30,929	30,088
Santander Drive Auto Receivables Trust:
Series 2012-1 Class A2, 1.25% 4/15/15		23,351	23,359
Series 2012-2 Class A2, 0.91% 5/15/15		284,125	284,180
Series 2013-1 Class A2, 0.48% 2/16/16		1,328,986	1,328,593
Series 2013-2 Class A2, 0.47% 3/15/16		2,672,377	2,671,782
Series 2013-3 Class A2, 0.55% 9/15/16		4,305,639	4,303,025
Sierra Receivables Funding Co. LLC Series 2013-1A Class A, 1.59% 11/20/29 (d)		377,026	377,719
Sierra Timeshare Receivables Funding Co. LLC Series 2013-3A Class A, 2.2% 10/20/30 (d)		795,000	796,075
SLM Student Loan Trust:
Series 2008-4 Class A2, 1.2884% 7/25/16 (e)		151,638	152,619
Series 2012-6 Class A1, 0.326% 2/27/17 (e)		2,039,151	2,037,822
Series 2012-7 Class A2, 0.446% 9/25/19 (e)		4,485,000	4,468,734
Series 2013-1 Class A2, 0.416% 9/25/19 (e)		8,310,000	8,256,676
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Smart Trust:
Series 2012-2U.S.A. Class A3A, 1.59% 10/14/16 (d)		$ 1,165,000	$ 1,174,703
Series 2012-4U.S. Class A3A, 0.97% 3/14/17		670,000	670,384
Series 2013-1U.S. Class A3A, 0.84% 9/14/16		555,000	554,701
Series 2013-2U.S. Class A4A, 1.18% 2/14/19		435,000	431,722
Toyota Auto Receivables Owner Trust:
Series 2012-A Class A3, 0.75% 2/16/16		520,585	521,742
Series 2013-A Class A4, 0.69% 11/15/18		815,000	812,373
Wheels SPV LLC Series 2012-1 Class A2, 1.19% 3/20/21 (d)		470,265	471,858
World Financial Network Credit Card Master Trust Series 2010-A Class A, 3.96% 4/15/19		745,000	781,159
World Omni Auto Lease Securitization Trust Series 2012-A:
Class A2, 0.71% 1/15/15		703,198	703,456
Class A3, 0.93% 11/16/15		1,040,000	1,042,953
Class A4, 1.06% 11/15/17		365,000	366,934
World Omni Auto Receivables Trust:
Series 2012-A Class A2, 0.52% 6/15/15		683,281	683,486
Series 2013-A Class A2, 0.43% 5/16/16		5,000,000	5,000,746
World Omni Master Owner Trust 201 Series 2013-1 Class A, 0.5177% 2/15/18 (d)(e)		1,175,000	1,174,900
TOTAL ASSET-BACKED SECURITIES (Cost $402,871,024)			402,558,995
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.9234% 2/25/34 (e)		35,412	35,777
Series 2004-H Class 2A2, 2.7533% 9/25/34 (e)		104,611	103,705
Fosse Master Issuer PLC floater Series 2012-1A Class 2A2 1.6461% 10/18/54 (d)(e)		584,101	593,668
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.308% 12/20/54 (d)(e)		1,419,439	1,402,406
Series 2007-1 Class 3A1, 0.368% 12/20/54 (e)		1,587,442	1,570,456
Granite Mortgages Series 2003-2 Class 1A3, 0.7421% 7/20/43 (e)		738,656	737,948
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6421% 1/20/44 (e)		69,767	69,609
Series 2004-1 Class 2A1, 0.5725% 3/20/44 (e)		1,395,484	1,390,300
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-3 Class 2A1, 0.5325% 9/20/44 (e)		$ 990,114	$ 986,235
Holmes Master Issuer PLC floater Series 2012-1A Class A2, 1.8936% 10/15/54 (d)(e)		1,685,288	1,708,017
Lanark Master Issuer PLC floater Series 2013-1A Class 1A1, 0.7381% 12/22/54 (d)(e)		1,045,000	1,042,182
Sequoia Mortgage Trust Series 2010-H1 Class A1, 3.75% 2/25/40 (e)		15,148	14,877
Silverstone Master Issuer PLC 1.7921% 1/21/55 (d)(e)		375,000	380,687
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.5687% 9/25/35 (e)		82,156	82,228
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-G Class A3, 4.7171% 6/25/34 (e)		98,954	99,249
Series 2005-AR2:
Class 2A2, 2.6728% 3/25/35 (e)		48,565	48,575
Class 3A1, 2.6576% 3/25/35 (e)		53,852	54,709
TOTAL PRIVATE SPONSOR			10,320,628
U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.666% 4/25/33 (e)		3,290,184	3,331,799
Series 2003-44 Class FH, 0.916% 6/25/33 (e)		2,094,632	2,120,580
Series 2003-48 Class FA, 0.916% 6/25/33 (e)		2,716,876	2,751,158
Series 2006-33 Class CF, 0.466% 5/25/36 (e)		342,358	343,021
Series 2012-79 Class FM, 0.616% 7/25/42 (e)		2,059,254	2,055,325
floater planned amortization class:
Series 2004-52 Class PF 0.616% 12/25/33 (e)		6,059,297	6,100,766
Series 2005-90 Class FC, 0.416% 10/25/35 (e)		258,356	259,019
sequential payer Series 2012-114 Class DF, 0.566% 8/25/39 (e)		55,528	55,475
sequential payer floater:
Series 2005-74 Class DF, 0.516% 7/25/35 (e)		8,012,936	8,035,491
Series 2005-83 Class FP, 0.496% 10/25/35 (e)		8,863,299	8,873,262
Series 2011-23 Class AB, 2.75% 6/25/20		169,331	174,583
Freddie Mac:
floater:
Series 2006-3153 Class UG, 0.6177% 5/15/36 (e)		179,355	179,986
Series 2011-3913 Class FA, 0.6677% 8/15/41 (e)		1,003,219	1,008,689
Series 2012-4077 Class MF, 0.6677% 7/15/42 (e)		2,248,781	2,244,076
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 2711 Class FC, 1.0677% 2/15/33 (e)		$ 634,708	$ 645,186
Series 3879 Class AF, 0.5977% 6/15/41 (e)		1,158,070	1,163,693
floater planned amortization class:
Series 2953 Class LF, 0.4677% 12/15/34 (e)		4,021,107	4,030,840
Series 3102 Class FD, 0.4677% 1/15/36 (e)		710,097	712,657
Series 3117 Class JF, 0.4677% 2/15/36 (e)		281,927	282,648
Series 4020 Class EF 0.6177% 2/15/42 (e)		7,107,826	7,102,415
Series 4057 Class EF, 0.5177% 12/15/41 (e)		22,020,268	22,065,277
floater sequential payer:
Series 2601 Class GF, 0.5177% 11/15/17 (e)		140,616	140,691
Series 2828 Class TF, 0.6177% 10/15/30 (e)		4,928,448	4,950,012
Series 3046 Class F, 0.5377% 3/15/33 (e)		3,751,202	3,741,651
Series 3325:
Class FM, 0.5977% 5/15/37 (e)		588,734	591,621
Class FN, 0.5977% 5/15/37 (e)		588,734	591,621
planned amortization class Series 3081 Class CP 5.5% 10/15/34		673,677	687,194
sequential payer Series 2582 Class CG, 4% 11/15/17		8,209	8,210
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7755% 11/16/39 (e)		455,687	460,021
Series 2009-116 Class KF, 0.7055% 12/16/39 (e)		397,670	400,633
Series 2009-127 Class FA, 0.7225% 9/20/38 (e)		536,580	540,488
Series 2010-9 Class FA, 0.6955% 1/16/40 (e)		629,773	634,246
Series 2012-113 Class FJ, 0.4225% 1/20/42 (e)		1,070,968	1,069,853
Series 2012-149 Class LF, 0.4225% 12/20/42 (e)		1,027,395	1,024,790
Series 2012-84 Class FH, 0.6255% 7/16/42 (e)		3,659,267	3,682,837
Series 2013-37 Class F, 0.4425% 3/20/43 (e)		708,925	706,275
Series 2013-9 Class F, 0.4225% 1/20/43 (e)		1,785,994	1,782,784
floater planned amortization class Series 2004-80 Class FM, 0.4725% 7/20/34 (e)		1,361,798	1,363,129
floater sequential payer Series 2010-120 Class FB 0.4725% 9/20/35 (e)		446,338	448,145
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		$ 153,541	$ 155,039
Series 2010-99 Class PT, 3.5% 8/20/33		196,613	199,098
TOTAL U.S. GOVERNMENT AGENCY			96,714,284
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,114,236)			107,034,912
Commercial Mortgage Securities - 0.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43		420,000	440,906
Series 2006-2 Class A4, 5.7342% 5/10/45 (e)		750,000	820,421
Series 2006-4 Class A4, 5.634% 7/10/46		370,000	403,955
Series 2004-6 Class A4, 4.625% 12/10/42 (e)		180,000	181,454
Series 2006-1 Class A4, 5.372% 9/10/45 (e)		1,520,000	1,637,882
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3177% 8/15/29 (d)(e)		1,720,000	1,720,048
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41		443,948	463,027
Series 2006-PW14 Class A4, 5.201% 12/11/38		625,000	688,013
Series 2007-PW17 Class AAB, 5.703% 6/11/50		358,279	370,423
Series 05-PWR7 Class A3, 5.116% 2/11/41		1,115,000	1,160,470
Series 2004-T14 Class A4, 5.2% 1/12/41		97,825	97,962
Series 2006-T24 Class A4, 5.537% 10/12/41		1,000,000	1,099,589
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.334% 5/15/30 (d)(e)		1,730,000	1,731,102
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46		890,452	897,130
Series 2004-C1 Class A4, 5.4323% 4/15/40 (e)		284,173	287,218
COMM Mortgage Trust Series 2004-LB3A Class A5, 5.361% 7/10/37 (e)		831,738	839,625
Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2012-LC4 Class A1, 1.156% 12/10/44		176,840	177,439
Series 2005-C6 Class A5B, 5.167% 6/10/44 (e)		210,000	221,212
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4, 5.014% 2/15/38 (e)		$ 350,089	$ 361,177
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44		302,735	304,809
Del Coronado Trust floater Series 2013-HDC Class A, 0.9677% 3/15/26 (d)(e)		1,500,000	1,493,304
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9685% 12/5/31 (d)(e)		850,000	849,416
Class A2FL, 0.8685% 12/5/31 (d)(e)		1,110,000	1,103,540
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17		1,505,000	1,521,376
Series K712 Class A1, 1.369% 5/25/19		2,019,412	2,039,738
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class A3, 4.569% 8/10/42		25,131	25,267
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8284% 7/10/38 (e)		899,666	988,104
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (e)		370,000	400,301
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0185% 11/8/29 (d)(e)		1,840,000	1,825,403
GS Mortgage Securities Trust:
sequential payer:
Series 2011-GC3 Class A1, 2.331% 3/10/44 (d)		805,896	815,116
Series 2013-GC13 Class A1, 1.206% 7/10/46		555,732	556,798
Series 2007-GG10 Class A3, 5.7992% 8/10/45 (e)		515,816	519,966
Series 2012-GC6 Class A1, 1.282% 1/10/45		58,087	58,356
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.269% 11/5/30 (d)(e)		1,304,000	1,305,153
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A1, 1.2604% 8/15/46		1,065,687	1,070,433
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 11-C4 Class A1, 1.5251% 7/15/46 (d)		114,659	114,810
Series 2004-C1 Class A3, 4.719% 1/15/38		93,718	93,703
Series 2004-PNC1 Class A4, 5.3632% 6/12/41 (e)		245,000	248,962
Series 2012-C6 Class A1, 1.0305% 5/15/45		139,721	139,868
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.9677% 4/15/28 (d)(e)		1,640,000	1,634,805
Series 2004-CBX Class A6, 4.899% 1/12/37		340,000	349,517
Series 2005-LDP2 Class A3A, 4.678% 7/15/42		99,593	99,908
Series 2005-LDP4 Class ASB, 4.824% 10/15/42 (e)		18,095	18,410
Series 2011-C3 Class A1, 1.8748% 2/15/46 (d)		437,707	439,657
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C1 Class A4, 5.156% 2/15/31		$ 375,000	$ 402,051
Series 2004-C1 Class A4, 4.568% 1/15/31		93,556	95,390
Series 2005-C7 Class A4, 5.197% 11/15/30		1,519,347	1,607,916
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-2 Class A4, 5.8891% 6/12/46 (e)		465,000	511,166
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class A2, 0.268% 10/15/20 (d)(e)		666,230	664,535
sequential payer:
Series 2005-HQ6 Class A4A, 4.989% 8/13/42		445,000	467,272
Series 2005-IQ9 Class A5, 4.7% 7/15/56		1,041,287	1,068,164
Series 2005-T17 Class A5, 4.78% 12/13/41		216,332	221,884
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)		1,192,086	1,305,525
Series 2008-T29 Class A3, 6.2804% 1/11/43 (e)		568,452	583,727
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 05-C18 Class A4, 4.935% 4/15/42 (e)		180,000	187,291
Series 2004-C14 Class A4, 5.088% 8/15/41 (e)		92,866	94,133
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C4 Class A1, 1.607% 6/15/44 (d)		556,384	560,926
Series 2013-C16 Class A1, 1.406% 9/15/46		670,595	676,522
Series 2013-C17 Class A1, 1.154% 12/15/46		455,000	455,747
Series 2013-UBS1 Class A1, 1.122% 3/15/46		355,000	354,996
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $41,615,168)			40,873,018
Municipal Securities - 0.2%

Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2013 A, 1.298% 7/1/16		1,475,000	1,472,168
Illinois Gen. Oblig.:
Series 2010, 4.071% 1/1/14		6,780,000	6,797,357
Series 2011, 4.026% 3/1/14		2,050,000	2,064,801
TOTAL MUNICIPAL SECURITIES (Cost $10,335,703)			10,334,326
Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (b)	Value
Ontario Province 0.3984% 4/1/15 (e)		$ 10,000,000	$ 10,007,930
Turkish Republic 4.557% 10/10/18 (d)		825,000	833,250
United Mexican States 9.5% 12/18/14	MXN	33,500,000	2,703,233
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $13,595,992)			13,544,413
Commercial Paper - 0.1%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $4,996,899)		5,000,000	4,998,963
Fixed-Income Funds - 2.4%
	Shares
Bank Loan Funds - 2.4%
Fidelity Floating Rate High Income Fund (c) (Cost $153,083,944)	15,302,254	152,869,519
Short-Term Funds - 61.0%

Short-Term Funds - 61.0%
BlackRock Low Duration Bond Portfolio	2,205,802	21,506,566
Delaware Limited-Term Diversified Income Fund - Class A	17,496,126	149,591,880
Fidelity Conservative Income Bond Fund Institutional Class (c)	45,348,480	455,298,740
Fidelity Short-Term Bond Fund (c)	87,535,828	752,808,122
Janus Short-Term Bond Fund - Class T	92,603,355	285,218,333
JPMorgan Short Duration Bond Fund - Select Class Shares	33,033,033	361,051,055
Metropolitan West Low Duration Bond Fund	71,002,974	624,826,167
PIMCO Short-Term Fund	118,631,996	1,172,084,113
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	28,260,451	136,215,374
TOTAL SHORT-TERM FUNDS (Cost $3,950,675,954)		3,958,600,350
Money Market Funds - 8.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.01% (a)(c)	500,354,661	$ 500,354,661
SSgA U.S. Treasury Money Market Fund, 0% (a)	38,337,926	38,337,926
TOTAL MONEY MARKET FUNDS (Cost $538,692,587)		538,692,587
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,480,057,834)		6,489,648,355
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,302,664
NET ASSETS - 100%		$ 6,491,951,019
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Amount is stated in United States dollars unless otherwise noted.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,904,342 or 5.2% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 366,340,517	$ 88,953,454	$ -	$ 1,097,977	$ 455,298,740
Fidelity Floating Rate High Income Fund	83,209,298	69,644,495	-	1,954,742	152,869,519
Fidelity Institutional Money Market Portfolio Institutional Class	595,053,053	83,900,495	178,598,887	290,390	500,354,661
Fidelity Short-Term Bond Fund	757,273,268	65,092,267	70,365,706	3,093,212	752,808,122
Total	$ 1,801,876,136	$ 307,590,711	$ 248,964,593	$ 6,436,321	$ 1,861,331,042
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,144,013,997	$ -	$ 1,144,013,997	$ -
U.S. Government and Government Agency Obligations	53,234,472	-	53,234,472	-
U.S. Government Agency - Mortgage Securities	62,892,803	-	62,892,803	-
Asset-Backed Securities	402,558,995	-	402,558,995	-
Collateralized Mortgage Obligations	107,034,912	-	107,034,912	-
Commercial Mortgage Securities	40,873,018	-	40,873,018	-
Municipal Securities	10,334,326	-	10,334,326	-
Foreign Government and Government Agency Obligations	13,544,413	-	13,544,413	-
Commercial Paper	4,998,963	-	4,998,963	-
Fixed-Income Funds	152,869,519	152,869,519	-	-
Short-Term Funds	3,958,600,350	3,958,600,350	-	-
Money Market Funds	538,692,587	538,692,587	-	-
Total Investments in Securities:	$ 6,489,648,355	$ 4,650,162,456	$ 1,839,485,899	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,623,533,801)	$ 4,628,317,313
Affiliated issuers (cost $1,856,524,033)	1,861,331,042
Total Investments (cost $6,480,057,834)		$ 6,489,648,355
Cash		808,736
Receivable for investments sold		365,779
Receivable for fund shares sold		5,607,128
Dividends receivable		53,145
Interest receivable		4,554,447
Prepaid expenses		13,904
Other receivables		5,818
Total assets		6,501,057,312

Liabilities
Payable for investments purchased	$ 6,759,855
Payable for fund shares redeemed	1,721,455
Distributions payable	2,063
Accrued management fee	202,702
Other affiliated payables	351,189
Other payables and accrued expenses	69,029
Total liabilities		9,106,293

Net Assets		$ 6,491,951,019
Net Assets consist of:
Paid in capital		$ 6,484,370,907
Undistributed net investment income		2,116,371
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,124,736)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,588,477
Net Assets, for 644,031,753 shares outstanding		$ 6,491,951,019
Net Asset Value, offering price and redemption price per share ($6,491,951,019 ÷ 644,031,753 shares)		$ 10.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 13,451,770
Affiliated issuers		6,436,321
Interest		7,995,783
Total income		27,883,874

Expenses
Management fee	$ 9,169,821
Transfer agent fees	1,458,146
Accounting fees and expenses	613,737
Custodian fees and expenses	23,567
Independent trustees' compensation	36,064
Registration fees	78,011
Audit	29,993
Legal	23,645
Miscellaneous	25,502
Total expenses before reductions	11,458,486
Expense reductions	(7,980,816)	3,477,670
Net investment income (loss)		24,406,204
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,097,188)
Affiliated issuers	(93,509)
Foreign currency transactions	(59,527)
Realized gain distributions from underlying funds:
Affiliated issuers	130,174
Total net realized gain (loss)		(4,120,050)
Change in net unrealized appreciation (depreciation) on: Investment securities	(949,155)
Assets and liabilities in foreign currencies	(2,044)
Total change in net unrealized appreciation (depreciation)		(951,199)
Net gain (loss)		(5,071,249)
Net increase (decrease) in net assets resulting from operations		$ 19,334,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,406,204	$ 39,456,410
Net realized gain (loss)	(4,120,050)	5,795,246
Change in net unrealized appreciation (depreciation)	(951,199)	4,655,778
Net increase (decrease) in net assets resulting from operations	19,334,955	49,907,434
Distributions to shareholders from net investment income	(22,736,704)	(39,518,034)
Distributions to shareholders from net realized gain	(1,823,844)	(3,948,186)
Total distributions	(24,560,548)	(43,466,220)
Share transactions Proceeds from sales of shares	1,389,890,806	3,929,237,705
Reinvestment of distributions	24,548,140	43,404,720
Cost of shares redeemed	(1,142,658,136)	(689,279,165)
Net increase (decrease) in net assets resulting from share transactions	271,780,810	3,283,363,260
Total increase (decrease) in net assets	266,555,217	3,289,804,474

Net Assets
Beginning of period	6,225,395,802	2,935,591,328
End of period (including undistributed net investment income of $2,116,371 and undistributed net investment income of $446,871, respectively)	$ 6,491,951,019	$ 6,225,395,802
Other Information Shares
Sold	138,143,281	389,099,010
Issued in reinvestment of distributions	2,441,287	4,298,993
Redeemed	(113,623,931)	(68,268,529)
Net increase (decrease)	26,960,637	325,129,474

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.039	.087	.035
Net realized and unrealized gain (loss)	(.010)	.040	.051
Total from investment operations	.029	.127	.086
Distributions from net investment income	(.036)	(.089)	(.026)
Distributions from net realized gain	(.003)	(.008)	-
Total distributions	(.039)	(.097)	(.026)
Net asset value, end of period	$ 10.08	$ 10.09	$ 10.06
Total Return B, C	.29%	1.27%	.86%
Ratios to Average Net Assets F
Expenses before reductions	.36% A	.38%	.48% A
Expenses net of fee waivers, if any	.11% A	.13%	.23% A
Expenses net of all reductions	.11% A	.13%	.23% A
Net investment income (loss)	.77% A	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,491,951	$ 6,225,396	$ 2,935,591
Portfolio turnover rate G	32% A	17% H	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,831,985
Gross unrealized depreciation	(12,669,300)
Net unrealized appreciation (depreciation) on securities and other investments	$ 10,162,685

Tax cost	$ 6,479,485,670

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $1,240,085,660 and $937,969,705, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,362 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $7,938,747.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $42,069.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 13% of the total outstanding shares of Fidelity Conservative Income Bond Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreement with Pyramis Global Advisors, LLC (Pyramis) (the Sub-Advisory Agreement and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreement, the Board also concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-adviser, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Short Duration Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 58% of its peers for the one-year period, ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2016 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.55%.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Short Duration Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the fiscal year ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the fiscal year ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contract provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2016.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to the Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ASD-USAN-0114
1.934460.101

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period* June 1, 2013 to November 30, 2013
Actual	.31%	$ 1,000.00	$ 1,115.70	$ 1.64
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Value Advantage Fund Select Class	7.1	4.6
American Beacon Large Cap Value Fund Institutional Class	4.9	5.1
Invesco Diversified Dividend Fund - Class A	4.6	4.8
Fidelity Low-Priced Stock Fund	3.5	3.7
T. Rowe Price Mid Cap Value Fund	2.9	3.2
JPMorgan Chase & Co.	2.1	2.2
Wells Fargo & Co.	2.0	2.0
ASTON/River Road Dividend All Cap Value Fund Class N	1.9	2.0
Chevron Corp.	1.8	2.3
Pfizer, Inc.	1.7	1.5
	32.5
Top Five Market Sectors as of November 30, 2013
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.0	17.2
Health Care	9.6	9.1
Information Technology	9.2	7.7
Energy	8.7	9.8
Consumer Discretionary	7.4	7.1
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Common Stocks 70.0%	Common Stocks 68.7%
Large Value Funds 19.0%	Large Value Funds 22.2%
Mid-Cap Blend Funds 3.5%	Mid-Cap Blend Funds 3.7%
Mid-Cap Value Funds 2.9%	Mid-Cap Value Funds 3.2%
Short-Term Investments and Net Other Assets (Liabilities) 4.6%	Short-Term Investments and Net Other Assets (Liabilities) 2.2%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.8%
Autoliv, Inc.	160,900	$ 14,941,174
Cooper Tire & Rubber Co.	265,127	6,522,124
Delphi Automotive PLC	87,300	5,111,415
Johnson Controls, Inc.	226,700	11,450,617
Lear Corp.	382,382	31,703,292
The Goodyear Tire & Rubber Co.	73,100	1,627,206
TRW Automotive Holdings Corp. (a)	229,200	17,785,920
		89,141,748
Automobiles - 0.8%
Ford Motor Co.	2,449,100	41,830,628
General Motors Co. (a)	986,200	38,195,526
Honda Motor Co. Ltd.	232,700	9,863,069
		89,889,223
Diversified Consumer Services - 0.1%
Hillenbrand, Inc.	232,100	6,522,010
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp. Class A (a)	11,100	536,907
International Game Technology	86,400	1,511,136
Las Vegas Sands Corp.	93,600	6,709,248
Royal Caribbean Cruises Ltd.	56,400	2,484,420
Six Flags Entertainment Corp.	57,789	2,150,329
Wyndham Worldwide Corp.	15,900	1,140,189
		14,532,229
Household Durables - 0.7%
D.R. Horton, Inc.	1,185,348	23,564,718
Harman International Industries, Inc.	141,700	11,483,368
Lennar Corp. Class A	453,000	16,199,280
Newell Rubbermaid, Inc.	95,400	2,895,390
Tupperware Brands Corp.	17,100	1,561,914
Whirlpool Corp.	126,600	19,339,416
		75,044,086
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	43,000	2,314,260
Mattel, Inc.	93,300	4,316,991
		6,631,251
Media - 2.7%
CBS Corp. Class B	101,753	5,958,656
Comcast Corp. Class A	448,456	22,364,501
DIRECTV (a)	577,900	38,204,969
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	767,789	$ 20,776,370
Liberty Global PLC Class C (a)	183,293	14,929,215
Liberty Media Corp. Class A (a)	102,863	15,785,356
News Corp. Class A (a)	296,151	5,318,872
Omnicom Group, Inc.	144,097	10,295,731
Scholastic Corp.	95,400	2,913,516
The Walt Disney Co.	497,700	35,107,758
Time Warner Cable, Inc.	283,822	39,229,877
Time Warner, Inc.	992,426	65,212,312
Twenty-First Century Fox, Inc. Class A	134,000	4,487,660
Viacom, Inc. Class B (non-vtg.)	301,800	24,195,306
		304,780,099
Multiline Retail - 1.0%
Big Lots, Inc. (a)	160,800	6,163,464
Dillard's, Inc. Class A	90,600	8,289,900
Kohl's Corp.	447,500	24,737,800
Macy's, Inc.	659,484	35,124,118
Nordstrom, Inc.	182,500	11,353,325
Target Corp.	481,200	30,763,116
		116,431,723
Specialty Retail - 1.0%
Abercrombie & Fitch Co. Class A	158,700	5,440,236
Advance Auto Parts, Inc.	24,100	2,434,341
AutoNation, Inc. (a)	29,200	1,431,968
AutoZone, Inc. (a)	11,400	5,262,240
Bed Bath & Beyond, Inc. (a)	179,197	13,982,742
Best Buy Co., Inc.	337,500	13,685,625
CST Brands, Inc.	62,555	2,057,434
Foot Locker, Inc.	22,000	855,580
GameStop Corp. Class A	34,200	1,650,150
Gap, Inc.	154,900	6,346,253
Home Depot, Inc.	204,000	16,456,680
Murphy U.S.A., Inc.	54,950	2,486,488
Penske Automotive Group, Inc.	29,900	1,328,158
PetSmart, Inc.	106,300	7,877,893
Ross Stores, Inc.	260,700	19,933,122
Signet Jewelers Ltd.	26,700	2,051,628
Staples, Inc.	219,100	3,402,623
		106,683,161
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	212,200	$ 14,875,220
TOTAL CONSUMER DISCRETIONARY		824,530,750
CONSUMER STAPLES - 4.8%
Beverages - 0.3%
Anheuser-Busch InBev SA NV ADR	134,800	13,764,428
Coca-Cola Enterprises, Inc.	88,600	3,715,884
Diageo PLC sponsored ADR	114,000	14,554,380
Molson Coors Brewing Co. Class B	44,800	2,359,616
		34,394,308
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	55,000	6,898,650
CVS Caremark Corp.	1,495,170	100,116,583
Kroger Co.	796,800	33,266,400
Safeway, Inc.	381,500	13,341,055
Sysco Corp.	165,800	5,575,854
Wal-Mart Stores, Inc.	943,400	76,424,834
Walgreen Co.	478,200	28,309,440
		263,932,816
Food Products - 1.4%
Archer Daniels Midland Co.	740,300	29,797,075
Bunge Ltd.	41,200	3,300,944
Fresh Del Monte Produce, Inc.	177,200	4,963,372
General Mills, Inc.	434,200	21,896,706
Ingredion, Inc.	260,300	18,002,348
The Hershey Co.	93,000	9,010,770
The J.M. Smucker Co.	37,000	3,856,880
Tyson Foods, Inc. Class A	1,502,212	47,605,098
Unilever NV (NY Reg.)	365,000	14,329,900
		152,763,093
Household Products - 0.3%
Energizer Holdings, Inc.	162,400	17,920,840
Kimberly-Clark Corp.	126,900	13,852,404
		31,773,244
Personal Products - 0.1%
Coty, Inc. Class A	648,300	10,645,086
Tobacco - 0.3%
Altria Group, Inc.	571,100	21,119,278
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	123,900	$ 6,359,787
Reynolds American, Inc.	180,300	9,096,135
		36,575,200
TOTAL CONSUMER STAPLES		530,083,747
ENERGY - 8.7%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	18,500	972,360
Halliburton Co.	538,902	28,389,357
Helmerich & Payne, Inc.	378,546	29,148,042
McDermott International, Inc. (a)	869,053	7,082,782
Nabors Industries Ltd.	530,500	8,779,775
National Oilwell Varco, Inc.	268,400	21,874,600
Noble Corp.	181,500	6,918,780
Parker Drilling Co. (a)	355,005	2,815,190
Patterson-UTI Energy, Inc.	35,200	820,512
Rowan Companies PLC (a)	41,200	1,426,344
Schlumberger Ltd.	202,397	17,895,943
		126,123,685
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	208,100	18,483,442
Apache Corp.	175,400	16,047,346
Chesapeake Energy Corp.	98,600	2,649,382
Chevron Corp.	1,676,800	205,307,392
ConocoPhillips Co.	1,141,300	83,086,640
CONSOL Energy, Inc.	366,800	13,050,744
Denbury Resources, Inc. (a)	106,000	1,768,080
Devon Energy Corp.	134,500	8,153,390
Energen Corp.	3,000	216,510
EOG Resources, Inc.	41,062	6,775,230
Exxon Mobil Corp.	1,496,265	139,870,852
Hess Corp.	521,600	42,317,408
Marathon Oil Corp.	975,829	35,168,877
Marathon Petroleum Corp.	627,200	51,894,528
Murphy Oil Corp.	276,700	17,966,131
Occidental Petroleum Corp.	783,950	74,443,892
Phillips 66 Co.	956,109	66,554,747
Pioneer Natural Resources Co.	68,400	12,158,100
Royal Dutch Shell PLC Class A sponsored ADR	195,934	13,068,798
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	40,400	$ 2,368,652
Valero Energy Corp.	725,400	33,165,288
		844,515,429
TOTAL ENERGY		970,639,114
FINANCIALS - 19.0%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	516,700	55,932,775
Bank of New York Mellon Corp.	381,200	12,846,440
BlackRock, Inc. Class A	100,047	30,289,229
Franklin Resources, Inc.	210,500	11,659,595
GFI Group, Inc.	216,900	819,882
Goldman Sachs Group, Inc.	296,378	50,070,099
Invesco Ltd.	146,700	5,112,495
Morgan Stanley	1,416,100	44,323,930
Northern Trust Corp.	68,200	4,023,118
State Street Corp.	586,054	42,553,381
		257,630,944
Commercial Banks - 4.4%
Banco Santander SA (Spain) sponsored ADR	1,320,527	11,805,511
BB&T Corp.	846,736	29,415,609
CIT Group, Inc.	66,600	3,361,968
Comerica, Inc.	205,300	9,310,355
Commerce Bancshares, Inc.	31,605	1,426,018
Cullen/Frost Bankers, Inc.	17,100	1,228,122
East West Bancorp, Inc.	45,600	1,563,168
Fifth Third Bancorp	1,569,401	31,890,228
First Niagara Financial Group, Inc.	105,500	1,175,270
First Republic Bank	236,000	12,059,600
Huntington Bancshares, Inc.	3,183,900	29,228,202
KeyCorp	1,080,500	13,776,375
M&T Bank Corp.	94,000	10,843,840
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,750,000	11,357,500
PNC Financial Services Group, Inc.	635,500	48,901,725
Regions Financial Corp.	462,500	4,500,125
SunTrust Banks, Inc.	511,100	18,517,153
U.S. Bancorp	550,800	21,602,376
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	5,150,585	$ 226,728,752
Zions Bancorporation	61,100	1,792,063
		490,483,960
Consumer Finance - 1.5%
American Express Co.	512,200	43,946,760
Capital One Financial Corp.	853,684	61,149,385
Discover Financial Services	791,159	42,168,775
Nelnet, Inc. Class A	162,277	7,302,465
SLM Corp.	461,200	12,290,980
		166,858,365
Diversified Financial Services - 4.9%
Bank of America Corp.	9,804,998	155,115,068
Berkshire Hathaway, Inc. Class B (a)	350,749	40,872,781
Citigroup, Inc.	2,102,557	111,267,316
JPMorgan Chase & Co.	4,123,819	235,964,923
The NASDAQ Stock Market, Inc.	55,400	2,176,666
		545,396,754
Insurance - 5.3%
ACE Ltd.	248,514	25,542,269
AFLAC, Inc.	385,200	25,565,724
Alleghany Corp. (a)	5,600	2,206,960
Allstate Corp.	749,473	40,673,900
American Financial Group, Inc.	247,700	14,282,382
American International Group, Inc.	1,017,400	50,615,650
Arch Capital Group Ltd. (a)	44,200	2,600,286
Assurant, Inc.	329,400	21,391,236
Assured Guaranty Ltd.	27,000	633,960
Axis Capital Holdings Ltd.	332,996	16,360,093
Cincinnati Financial Corp.	45,900	2,405,619
Everest Re Group Ltd.	92,300	14,475,409
Genworth Financial, Inc. Class A (a)	504,800	7,627,528
Hanover Insurance Group, Inc.	130,400	7,864,424
Hartford Financial Services Group, Inc.	347,900	12,395,677
HCC Insurance Holdings, Inc.	44,800	2,059,904
Lincoln National Corp.	701,193	35,992,237
Loews Corp.	294,700	13,954,045
MetLife, Inc.	482,884	25,201,716
Montpelier Re Holdings Ltd.	187,300	5,442,938
Old Republic International Corp.	86,100	1,480,920
PartnerRe Ltd.	167,700	17,256,330
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc.	97,500	$ 4,936,425
ProAssurance Corp.	147,000	7,067,760
Progressive Corp.	348,200	9,725,226
Prudential Financial, Inc.	833,500	73,981,460
Reinsurance Group of America, Inc.	28,000	2,099,440
RenaissanceRe Holdings Ltd.	38,200	3,617,540
The Chubb Corp.	533,191	51,426,272
The Travelers Companies, Inc.	659,671	59,858,547
Torchmark Corp.	79,000	6,004,000
Tower Group International Ltd.	199,861	831,422
Unum Group	453,800	15,234,066
Validus Holdings Ltd.	144,422	5,784,101
W.R. Berkley Corp.	57,100	2,500,409
XL Group PLC Class A	94,800	3,032,652
		592,128,527
Real Estate Investment Trusts - 0.5%
American Homes 4 Rent Class A	321,435	5,271,534
American Tower Corp.	233,900	18,190,403
Equity Residential (SBI)	139,710	7,200,653
Extra Space Storage, Inc.	248,300	10,408,736
Simon Property Group, Inc.	52,900	7,927,065
SL Green Realty Corp.	73,400	6,640,498
		55,638,889
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	146,100	2,413,572
People's United Financial, Inc.	106,400	1,610,896
		4,024,468
TOTAL FINANCIALS		2,112,161,907
HEALTH CARE - 9.6%
Biotechnology - 0.9%
Amgen, Inc.	680,810	77,666,805
Myriad Genetics, Inc. (a)	119,130	3,544,118
United Therapeutics Corp. (a)	208,700	19,265,097
		100,476,020
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	550,800	21,035,052
Baxter International, Inc.	494,100	33,821,145
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	64,300	$ 6,982,337
Boston Scientific Corp. (a)	394,500	4,568,310
CareFusion Corp. (a)	56,600	2,255,510
Covidien PLC	701,672	47,896,131
Medtronic, Inc.	730,300	41,860,796
St. Jude Medical, Inc.	366,700	21,422,614
Stryker Corp.	125,300	9,324,826
Varian Medical Systems, Inc. (a)	29,700	2,318,085
Zimmer Holdings, Inc.	353,800	32,340,858
		223,825,664
Health Care Providers & Services - 2.9%
Aetna, Inc.	629,700	43,405,221
Cardinal Health, Inc.	112,800	7,286,880
CIGNA Corp.	240,512	21,032,774
Community Health Systems, Inc.	334,361	13,792,391
Express Scripts Holding Co. (a)	233,163	15,703,528
Humana, Inc.	190,700	19,830,893
Laboratory Corp. of America Holdings (a)	29,900	3,045,315
LifePoint Hospitals, Inc. (a)	144,200	7,387,366
McKesson Corp.	119,037	19,747,048
Omnicare, Inc.	217,336	12,449,006
Quest Diagnostics, Inc.	123,844	7,547,053
UnitedHealth Group, Inc.	1,100,263	81,947,588
Universal Health Services, Inc. Class B	349,400	28,801,042
WellPoint, Inc.	453,900	42,158,232
		324,134,337
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	225,740	12,092,892
Thermo Fisher Scientific, Inc.	324,529	32,728,750
		44,821,642
Pharmaceuticals - 3.4%
AbbVie, Inc.	654,938	31,731,746
Actavis PLC (a)	55,000	8,968,850
Forest Laboratories, Inc. (a)	149,600	7,675,976
Johnson & Johnson	300,175	28,414,566
Merck & Co., Inc.	1,675,000	83,465,250
Mylan, Inc. (a)	126,500	5,582,445
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	6,001,406	$ 190,424,612
Sanofi SA sponsored ADR	326,932	17,271,818
		373,535,263
TOTAL HEALTH CARE		1,066,792,926
INDUSTRIALS - 7.2%
Aerospace & Defense - 2.0%
Engility Holdings, Inc. (a)	35,083	1,117,394
Exelis, Inc.	467,100	8,253,657
General Dynamics Corp.	334,300	30,641,938
Honeywell International, Inc.	282,919	25,041,161
L-3 Communications Holdings, Inc.	240,200	24,851,092
Lockheed Martin Corp.	304,051	43,074,905
Northrop Grumman Corp.	336,400	37,905,552
Raytheon Co.	506,865	44,948,788
Rockwell Collins, Inc.	44,700	3,251,031
Textron, Inc.	75,400	2,505,542
		221,591,060
Air Freight & Logistics - 0.2%
FedEx Corp.	89,900	12,469,130
United Parcel Service, Inc. Class B	126,700	12,971,546
		25,440,676
Airlines - 0.3%
Alaska Air Group, Inc.	197,300	15,338,102
Delta Air Lines, Inc.	202,200	5,859,756
SkyWest, Inc.	168,498	2,847,616
Southwest Airlines Co.	234,000	4,350,060
		28,395,534
Building Products - 0.2%
Owens Corning (a)	545,400	21,357,864
Commercial Services & Supplies - 0.3%
Deluxe Corp.	191,700	9,525,573
R.R. Donnelley & Sons Co.	640,600	11,851,100
Republic Services, Inc.	102,800	3,588,748
The Brink's Co.	245,100	8,218,203
Tyco International Ltd.	145,272	5,540,674
		38,724,298
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Fluor Corp.	54,000	$ 4,201,740
KBR, Inc.	44,000	1,488,520
Quanta Services, Inc. (a)	57,400	1,699,614
Tutor Perini Corp. (a)	185,700	4,547,793
URS Corp.	191,500	9,952,255
		21,889,922
Electrical Equipment - 0.1%
Emerson Electric Co.	215,000	14,402,850
Industrial Conglomerates - 1.5%
3M Co.	193,800	25,874,238
General Electric Co.	4,795,700	127,853,362
Siemens AG sponsored ADR	63,621	8,405,607
		162,133,207
Machinery - 1.7%
AGCO Corp.	355,313	20,707,642
Caterpillar, Inc.	189,400	16,023,240
Cummins, Inc.	56,500	7,478,340
Deere & Co.	517,300	43,577,352
Dover Corp.	160,824	14,593,170
Illinois Tool Works, Inc.	130,700	10,401,106
Oshkosh Truck Corp.	265,800	12,957,750
Parker Hannifin Corp.	119,854	14,123,595
Pentair Ltd.	206,500	14,603,680
Snap-On, Inc.	19,300	2,048,695
SPX Corp.	268,637	25,423,806
Stanley Black & Decker, Inc.	53,000	4,313,670
Timken Co.	125,686	6,505,507
Trinity Industries, Inc.	11,600	602,156
WABCO Holdings, Inc. (a)	18,600	1,647,960
		195,007,669
Professional Services - 0.0%
Dun & Bradstreet Corp.	12,900	1,507,365
Manpower, Inc.	23,000	1,838,390
		3,345,755
Road & Rail - 0.5%
AMERCO	2,900	672,017
CSX Corp.	863,500	23,547,645
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	234,793	$ 20,588,998
Union Pacific Corp.	68,300	11,067,332
		55,875,992
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	10,687,248
TAL International Group, Inc.	153,500	8,387,240
		19,074,488
TOTAL INDUSTRIALS		807,239,315
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.6%
Brocade Communications Systems, Inc. (a)	1,302,106	11,445,512
Cisco Systems, Inc.	5,630,135	119,640,369
Harris Corp.	304,400	19,636,844
QUALCOMM, Inc.	397,863	29,274,760
		179,997,485
Computers & Peripherals - 2.8%
Apple, Inc.	189,700	105,486,479
EMC Corp.	1,015,600	24,222,060
Hewlett-Packard Co.	2,354,900	64,406,515
NetApp, Inc.	889,639	36,697,609
SanDisk Corp.	225,500	15,367,825
Seagate Technology	641,778	31,472,793
Western Digital Corp.	467,026	35,045,631
		312,698,912
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	33,200	1,704,488
Avnet, Inc.	71,700	2,860,830
Corning, Inc.	1,569,731	26,811,005
Jabil Circuit, Inc.	67,100	1,360,117
TE Connectivity Ltd.	1,161,339	61,225,792
Tech Data Corp. (a)	166,200	8,615,808
Vishay Intertechnology, Inc. (a)	255,200	3,299,736
		105,877,776
Internet Software & Services - 0.3%
eBay, Inc. (a)	321,000	16,216,920
IAC/InterActiveCorp	256,197	14,657,030
		30,873,950
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Amdocs Ltd.	363,200	$ 14,695,072
Computer Sciences Corp.	48,900	2,573,118
CSG Systems International, Inc.	185,800	5,364,046
Global Payments, Inc.	59,057	3,723,544
IBM Corp.	50,000	8,984,000
The Western Union Co.	182,900	3,048,943
Visa, Inc. Class A	38,400	7,812,864
		46,201,587
Office Electronics - 0.2%
Xerox Corp.	2,222,800	25,295,464
Semiconductors & Semiconductor Equipment - 1.2%
Avago Technologies Ltd.	451,800	20,209,014
Broadcom Corp. Class A	482,800	12,885,932
Intel Corp.	2,692,286	64,184,098
LSI Corp.	900,906	7,270,311
Marvell Technology Group Ltd.	163,200	2,322,336
NVIDIA Corp.	191,700	2,990,520
ON Semiconductor Corp. (a)	917,556	6,505,472
Skyworks Solutions, Inc. (a)	27,900	741,861
Texas Instruments, Inc.	283,000	12,169,000
		129,278,544
Software - 1.7%
Activision Blizzard, Inc.	306,400	5,273,144
Adobe Systems, Inc. (a)	247,000	14,024,660
CA Technologies, Inc.	151,000	4,983,000
Citrix Systems, Inc. (a)	447,500	26,545,700
Microsoft Corp.	2,696,670	102,824,027
Oracle Corp.	940,500	33,190,245
Symantec Corp.	349,929	7,869,903
		194,710,679
TOTAL INFORMATION TECHNOLOGY		1,024,934,397
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	62,000	6,747,460
Albemarle Corp.	26,200	1,800,202
Ashland, Inc.	25,600	2,331,648
Cabot Corp.	239,100	11,668,080
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	52,900	$ 2,969,277
CF Industries Holdings, Inc.	55,600	12,086,328
E.I. du Pont de Nemours & Co.	252,300	15,486,174
Eastman Chemical Co.	330,800	25,481,524
Ecolab, Inc.	143,700	15,400,329
Huntsman Corp.	719,300	16,493,549
LyondellBasell Industries NV Class A	186,000	14,355,480
NewMarket Corp.	3,800	1,231,010
Potash Corp. of Saskatchewan, Inc.	766,600	24,270,316
Stepan Co.	129,700	8,230,762
Syngenta AG (Switzerland)	32,800	12,858,440
The Dow Chemical Co.	308,000	12,030,480
Westlake Chemical Corp.	22,100	2,488,018
		185,929,077
Construction Materials - 0.1%
Eagle Materials, Inc.	122,400	9,547,200
Containers & Packaging - 0.3%
Bemis Co., Inc.	34,100	1,330,923
Crown Holdings, Inc. (a)	259,252	11,443,383
Owens-Illinois, Inc. (a)	54,500	1,798,500
Rock-Tenn Co. Class A	175,847	16,603,474
Sonoco Products Co.	30,200	1,209,812
		32,386,092
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	205,700	7,135,733
Nucor Corp.	38,900	1,986,234
Steel Dynamics, Inc.	607,700	11,072,294
		20,194,261
Paper & Forest Products - 0.1%
International Paper Co.	136,130	6,350,465
Schweitzer-Mauduit International, Inc.	199,000	10,270,390
		16,620,855
TOTAL MATERIALS		264,677,485
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	1,161,900	40,910,499
Common Stocks - continued
	Shares	Value
UTILITIES - 1.3%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	524,200	$ 24,668,852
Edison International	141,500	6,538,715
Entergy Corp.	199,100	12,322,299
FirstEnergy Corp.	190,009	6,199,994
NextEra Energy, Inc.	254,900	21,561,991
Northeast Utilities	89,400	3,672,552
		74,964,403
Gas Utilities - 0.0%
Atmos Energy Corp.	30,000	1,333,500
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	1,814,737	26,440,718
Multi-Utilities - 0.4%
Alliant Energy Corp.	36,800	1,895,200
Ameren Corp.	80,400	2,882,340
DTE Energy Co.	54,100	3,610,634
MDU Resources Group, Inc.	53,300	1,581,411
Public Service Enterprise Group, Inc.	577,800	18,888,282
SCANA Corp.	87,400	4,122,658
Sempra Energy	56,700	5,014,548
		37,995,073
Water Utilities - 0.0%
American Water Works Co., Inc.	48,700	2,062,445
TOTAL UTILITIES		142,796,139
TOTAL COMMON STOCKS (Cost $5,680,099,258)		7,784,766,279
Equity Funds - 25.4%

Large Value Funds - 19.0%
American Beacon Large Cap Value Fund Institutional Class	19,144,141	547,713,862
ASTON/River Road Dividend All Cap Value Fund Class N	14,751,035	208,432,128
Invesco Diversified Dividend Fund - Class A	30,637,819	515,328,109
John Hancock Classic Value Fund Class I	2,279,251	54,952,742
JPMorgan Value Advantage Fund Select Class	28,600,407	784,509,169
TOTAL LARGE VALUE FUNDS		2,110,936,010
Equity Funds - continued
	Shares	Value
Mid-Cap Blend Funds - 3.5%
Fidelity Low-Priced Stock Fund (c)	7,952,155	$ 395,063,076
Mid-Cap Value Funds - 2.9%
T. Rowe Price Mid Cap Value Fund	10,458,566	319,613,766
TOTAL EQUITY FUNDS (Cost $2,078,558,363)		2,825,612,852
Money Market Funds - 4.4%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $487,952,273)	487,952,273	487,952,273
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,246,609,894)		11,098,331,404
NET OTHER ASSETS (LIABILITIES) - 0.2%		27,092,875
NET ASSETS - 100%		$ 11,125,424,279
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,414 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 127,549,870	$ 8,891,939
2,762 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2013	250,264,820	15,680,388
TOTAL EQUITY INDEX CONTRACTS		$ 377,814,690	$ 24,572,327

The face value of futures purchased as a percentage of net assets is 3.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$ 353,763,891	$ 9,000,000	$ -	$ 1,574,526	$ 395,063,076
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 824,530,750	$ 814,667,681	$ 9,863,069	$ -
Consumer Staples	530,083,747	530,083,747	-	-
Energy	970,639,114	970,639,114	-	-
Financials	2,112,161,907	2,112,161,907	-	-
Health Care	1,066,792,926	1,066,792,926	-	-
Industrials	807,239,315	807,239,315	-	-
Information Technology	1,024,934,397	1,024,934,397	-	-
Materials	264,677,485	251,819,045	12,858,440	-
Telecommunication Services	40,910,499	40,910,499	-	-
Utilities	142,796,139	142,796,139	-	-
Equity Funds	2,825,612,852	2,825,612,852	-	-
Money Market Funds	487,952,273	487,952,273	-	-
Total Investments in Securities:	$ 11,098,331,404	$ 11,075,609,895	$ 22,721,509	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 24,572,327	$ 24,572,327	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 24,572,327	$ -
Total Value of Derivatives	$ 24,572,327	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,945,146,417)	$ 10,703,268,328
Affiliated issuers (cost $301,463,477)	395,063,076
Total Investments (cost $8,246,609,894)		$ 11,098,331,404
Segregated cash with brokers for derivative instruments		10,354,700
Foreign currency held at value (cost $42,182)		42,182
Receivable for investments sold		11,512,272
Receivable for fund shares sold		10,568,550
Dividends receivable		18,771,293
Prepaid expenses		22,326
Other receivables		9,131
Total assets		11,149,611,858

Liabilities
Payable for investments purchased	$ 18,626,186
Payable for fund shares redeemed	2,085,257
Accrued management fee	1,631,347
Payable for daily variation margin for derivative instruments	538,939
Other affiliated payables	1,167,758
Other payables and accrued expenses	138,092
Total liabilities		24,187,579

Net Assets		$ 11,125,424,279
Net Assets consist of:
Paid in capital		$ 7,851,720,461
Undistributed net investment income		65,929,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		331,478,070
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,876,296,579
Net Assets, for 605,291,295 shares outstanding		$ 11,125,424,279
Net Asset Value, offering price and redemption price per share ($11,125,424,279 ÷ 605,291,295 shares)		$ 18.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 80,565,682
Affiliated issuers		1,574,526
Total income		82,140,208

Expenses
Management fee	$ 21,534,883
Transfer agent fees	5,941,405
Accounting fees and expenses	646,313
Custodian fees and expenses	44,277
Independent trustees' compensation	56,616
Registration fees	215,238
Audit	37,239
Legal	36,726
Miscellaneous	41,800
Total expenses before reductions	28,554,497
Expense reductions	(12,703,773)	15,850,724
Net investment income (loss)		66,289,484
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	318,422,029
Foreign currency transactions	39,211
Futures contracts	9,881,378
Realized gain distributions from underlying funds:
Affiliated issuers	16,421,201
Total net realized gain (loss)		344,763,819
Change in net unrealized appreciation (depreciation) on: Investment securities	710,710,228
Assets and liabilities in foreign currencies	7,427
Futures contracts	19,445,118
Total change in net unrealized appreciation (depreciation)		730,162,773
Net gain (loss)		1,074,926,592
Net increase (decrease) in net assets resulting from operations		$ 1,141,216,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 66,289,484	$ 152,613,588
Net realized gain (loss)	344,763,819	346,769,465
Change in net unrealized appreciation (depreciation)	730,162,773	1,659,162,379
Net increase (decrease) in net assets resulting from operations	1,141,216,076	2,158,545,432
Distributions to shareholders from net investment income	(53,512,263)	(136,715,708)
Distributions to shareholders from net realized gain	(201,524,901)	(198,055,575)
Total distributions	(255,037,164)	(334,771,283)
Share transactions Proceeds from sales of shares	1,312,008,069	2,039,821,108
Reinvestment of distributions	254,573,078	333,898,361
Cost of shares redeemed	(854,376,909)	(1,634,714,346)
Net increase (decrease) in net assets resulting from share transactions	712,204,238	739,005,123
Total increase (decrease) in net assets	1,598,383,150	2,562,779,272

Net Assets
Beginning of period	9,527,041,129	6,964,261,857
End of period (including undistributed net investment income of $65,929,169 and undistributed net investment income of $53,151,948, respectively)	$ 11,125,424,279	$ 9,527,041,129
Other Information Shares
Sold	75,998,756	133,851,113
Issued in reinvestment of distributions	15,400,670	23,553,767
Redeemed	(49,301,186)	(108,482,115)
Net increase (decrease)	42,098,240	48,922,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011	2010	2009 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.92	$ 13.54	$ 14.56	$ 12.10	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.29	.24	.20	.16	.09
Net realized and unrealized gain (loss)	1.80	3.73	(.82)	2.47	1.64	.36
Total from investment operations	1.91	4.02	(.58)	2.67	1.80	.45
Distributions from net investment income	(.09)	(.26)	(.21)	(.16)	(.15)	-
Distributions from net realized gain	(.35)	(.38)	(.22)	(.05)	-	-
Total distributions	(.45) I	(.64)	(.44) H	(.21)	(.15)	-
Net asset value, end of period	$ 18.38	$ 16.92	$ 13.54	$ 14.56	$ 12.10	$ 10.45
Total Return B, C	11.57%	30.65%	(4.04)%	22.29%	17.40%	4.50%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.58%	.60%	.61%	.93%	1.08% A
Expenses net of fee waivers, if any	.31% A	.33%	.35%	.35%	.75%	.90% A
Expenses net of all reductions	.31% A	.33%	.35%	.35%	.75%	.90% A
Net investment income (loss)	1.30% A	1.90%	1.81%	1.48%	1.35%	2.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,125,424	$ 9,527,041	$ 6,964,262	$ 7,343,388	$ 3,107,669	$ 436,993
Portfolio turnover rate G	42% A, J	48%	32%	49%	39%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period December 30, 2008 (commencement of operations) to May 31, 2009. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds. H Total distributions of $.44 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of .223 per share. I Total distributions of $.45 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.354 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Value Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,880,385,210
Gross unrealized depreciation	(38,836,845)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,841,548,365

Tax cost	$ 8,256,783,039

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $9,881,378 and a change in net unrealized appreciation (depreciation) of $19,445,118 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and in-kind transactions, aggregated $2,335,234,034 and $2,048,334,460, respectively.

Exchanges In-Kind. During the period, the Fund redeemed 39,551,502 shares of John Hancock Disciplined Value Fund Class I valued at $686,218,562 in exchange for cash and investments. Net realized gain of $37,151,498 on the Fund's redemptions of John Hancock Disciplined Value Fund Class I shares are included in "Net realized gain (loss) on Investment securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized net gains on the exchanges for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc., LSV Asset Management and Robeco Investment Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,181 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2016. During the period, this waiver reduced the Fund's management fee by $ 12,703,727.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $46.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Robeco Investment Management, Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 0.70% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2015, and its proposal to extend the management fee waiver through September 30, 2016.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Brandywine Global Investment Management, LLC (Brandywine), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Brandywine, Cohen & Steers, LSV, and Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2012, the cumulative total returns of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and in the third quartile for the three-year period and that the fund had out-performed 73% and under-performed 51% of its peers for the one- and three-year periods, respectively, ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2016 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.70%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Value Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the fiscal year ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the fiscal year ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2016.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

LSV Asset Management

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SUF-USAN-0114
1.922641.103

Strategic Advisers®
Value Multi-Manager Fund

Class F

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013) for Value Multi-Manager and Class F and for the period (November 12, 2013 to November 30, 2013) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During Period
Value Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,110.00	$ 5.13 C
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91 D
Class F	.87%
Actual		$ 1,000.00	$ 1,110.70	$ 4.60 C
Hypothetical A		$ 1,000.00	$ 1,020.71	$ 4.41 D
Class L	.97%
Actual		$ 1,000.00	$ 1,026.40	$ .51 C
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91 D
Class N	1.22%
Actual		$ 1,000.00	$ 1,026.40	$ .64 C
Hypothetical A		$ 1,000.00	$ 1,018.95	$ 6.17 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Value Multi-Manager and Class F, and multiplied by 19/365 (to reflect the period November 12, 2013 to November 30, 2013) for Class L and Class N. The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.9	2.9
Wells Fargo & Co.	2.6	2.3
Pfizer, Inc.	2.3	2.1
Chevron Corp.	2.2	2.9
Exxon Mobil Corp.	2.0	2.9
Bank of America Corp.	1.9	1.5
Citigroup, Inc.	1.5	1.1
Cisco Systems, Inc.	1.5	1.6
General Electric Co.	1.4	2.0
CVS Caremark Corp.	1.4	1.1
	19.7
Top Five Market Sectors as of November 30, 2013
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	21.9
Health Care	13.1	11.6
Information Technology	12.6	10.3
Energy	12.1	12.4
Consumer Discretionary	10.2	8.9
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Common Stocks 93.7%	Common Stocks 89.3%
Mid-Cap Value Funds 0.0%	Mid-Cap Value Funds 3.4%
Short-Term Investments and Net Other Assets (Liabilities) 6.3%	Short-Term Investments and Net Other Assets (Liabilities) 7.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.0%
Autoliv, Inc.	300	$ 27,858
Delphi Automotive PLC	140	8,197
Johnson Controls, Inc.	380	19,194
Lear Corp.	1,120	92,859
The Goodyear Tire & Rubber Co.	120	2,671
TRW Automotive Holdings Corp. (a)	460	35,696
		186,475
Automobiles - 1.1%
Ford Motor Co.	6,100	104,188
General Motors Co. (a)	2,270	87,917
Honda Motor Co. Ltd.	500	21,193
		213,298
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp. Class A (a)	20	967
International Game Technology	140	2,449
Las Vegas Sands Corp.	300	21,504
Royal Caribbean Cruises Ltd.	100	4,405
Six Flags Entertainment Corp.	193	7,182
Wyndham Worldwide Corp.	30	2,151
		38,658
Household Durables - 1.1%
D.R. Horton, Inc.	3,497	69,520
Harman International Industries, Inc.	500	40,520
Lennar Corp. Class A	1,243	44,450
Newell Rubbermaid, Inc.	160	4,856
Tupperware Brands Corp.	30	2,740
Whirlpool Corp.	300	45,828
		207,914
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	70	3,767
Mattel, Inc.	170	7,866
		11,633
Media - 4.1%
CBS Corp. Class B	340	19,910
Comcast Corp. Class A	1,495	74,556
DIRECTV (a)	1,100	72,721
Gannett Co., Inc.	2,208	59,748
Liberty Global PLC Class C (a)	611	49,766
Liberty Media Corp. Class A (a)	343	52,637
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A (a)	987	$ 17,727
Omnicom Group, Inc.	353	25,222
The Walt Disney Co.	1,300	91,702
Time Warner Cable, Inc.	621	85,835
Time Warner, Inc.	2,428	159,544
Twenty-First Century Fox, Inc. Class A	500	16,745
Viacom, Inc. Class B (non-vtg.)	510	40,887
		767,000
Multiline Retail - 1.3%
Dillard's, Inc. Class A	310	28,365
Kohl's Corp.	920	50,858
Macy's, Inc.	1,475	78,559
Nordstrom, Inc.	400	24,884
Target Corp.	820	52,423
		235,089
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	40	4,040
AutoNation, Inc. (a)	50	2,452
AutoZone, Inc. (a)	20	9,232
Bed Bath & Beyond, Inc. (a)	476	37,142
Best Buy Co., Inc.	170	6,894
CST Brands, Inc.	177	5,822
Foot Locker, Inc.	40	1,556
GameStop Corp. Class A	60	2,895
Gap, Inc.	260	10,652
Home Depot, Inc.	550	44,369
Murphy U.S.A., Inc.	100	4,525
Penske Automotive Group, Inc.	50	2,221
PetSmart, Inc.	220	16,304
Ross Stores, Inc.	750	57,345
Signet Jewelers Ltd.	50	3,842
Staples, Inc.	370	5,746
		215,037
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	500	35,050
TOTAL CONSUMER DISCRETIONARY		1,910,154
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.3%
Beverages - 0.5%
Anheuser-Busch InBev SA NV ADR	300	$ 30,633
Coca-Cola Enterprises, Inc.	150	6,291
Diageo PLC sponsored ADR	364	46,472
Molson Coors Brewing Co. Class B	80	4,214
		87,610
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	150	18,815
CVS Caremark Corp.	3,796	254,180
Kroger Co.	1,590	66,383
Safeway, Inc.	800	27,976
Sysco Corp.	280	9,416
Wal-Mart Stores, Inc.	1,580	127,996
Walgreen Co.	1,190	70,448
		575,214
Food Products - 1.9%
Archer Daniels Midland Co.	1,470	59,168
Bunge Ltd.	70	5,608
General Mills, Inc.	1,007	50,783
Ingredion, Inc.	600	41,496
The Hershey Co.	270	26,160
The J.M. Smucker Co.	60	6,254
Tyson Foods, Inc. Class A	4,126	130,753
Unilever NV (NY Reg.)	1,130	44,364
		364,586
Household Products - 0.3%
Energizer Holdings, Inc.	330	36,416
Kimberly-Clark Corp.	210	22,924
		59,340
Personal Products - 0.2%
Coty, Inc. Class A	1,770	29,063
Tobacco - 0.3%
Altria Group, Inc.	950	35,131
Lorillard, Inc.	210	10,779
Reynolds American, Inc.	300	15,135
		61,045
TOTAL CONSUMER STAPLES		1,176,858
Common Stocks - continued
	Shares	Value
ENERGY - 12.1%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	30	$ 1,577
Halliburton Co.	1,567	82,550
Helmerich & Payne, Inc.	1,060	81,620
McDermott International, Inc. (a)	2,000	16,300
Nabors Industries Ltd.	1,300	21,515
National Oilwell Varco, Inc.	540	44,010
Noble Corp.	400	15,248
Parker Drilling Co. (a)	2,100	16,653
Patterson-UTI Energy, Inc.	60	1,399
Rowan Companies PLC (a)	70	2,423
Schlumberger Ltd.	636	56,235
		339,530
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	500	44,410
Apache Corp.	500	45,745
Chesapeake Energy Corp.	160	4,299
Chevron Corp.	3,420	418,745
ConocoPhillips Co.	2,140	155,792
CONSOL Energy, Inc.	923	32,840
Denbury Resources, Inc. (a)	180	3,002
Devon Energy Corp.	230	13,943
Energen Corp.	10	722
EOG Resources, Inc.	136	22,440
Exxon Mobil Corp.	3,957	369,900
Hess Corp.	995	80,724
Marathon Oil Corp.	2,119	76,369
Marathon Petroleum Corp.	1,375	113,768
Murphy Oil Corp.	600	38,958
Occidental Petroleum Corp.	2,000	189,920
Phillips 66 Co.	2,213	154,047
Pioneer Natural Resources Co.	202	35,906
Royal Dutch Shell PLC Class A sponsored ADR	653	43,555
Tesoro Corp.	70	4,104
Valero Energy Corp.	1,870	85,496
		1,934,685
TOTAL ENERGY		2,274,215
Common Stocks - continued
	Shares	Value
FINANCIALS - 25.6%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,310	$ 141,808
Bank of New York Mellon Corp.	640	21,568
BlackRock, Inc. Class A	213	64,486
Franklin Resources, Inc.	350	19,387
Goldman Sachs Group, Inc.	597	100,857
Invesco Ltd.	250	8,713
Morgan Stanley	2,290	71,677
Northern Trust Corp.	120	7,079
State Street Corp.	1,392	101,073
		536,648
Commercial Banks - 5.9%
Banco Santander SA (Spain) sponsored ADR	4,160	37,190
BB&T Corp.	2,051	71,252
CIT Group, Inc.	110	5,553
Comerica, Inc.	500	22,675
Commerce Bancshares, Inc.	52	2,346
Cullen/Frost Bankers, Inc.	30	2,155
East West Bancorp, Inc.	80	2,742
Fifth Third Bancorp	4,335	88,087
First Niagara Financial Group, Inc.	180	2,005
First Republic Bank	751	38,376
Huntington Bancshares, Inc.	7,160	65,729
KeyCorp	2,410	30,728
M&T Bank Corp.	320	36,915
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	33,041
PNC Financial Services Group, Inc.	1,100	84,645
Regions Financial Corp.	780	7,589
SunTrust Banks, Inc.	1,263	45,758
U.S. Bancorp	920	36,082
Wells Fargo & Co.	11,215	493,684
Zions Bancorporation	100	2,933
		1,109,485
Consumer Finance - 2.1%
American Express Co.	1,100	94,380
Capital One Financial Corp.	2,196	157,299
Discover Financial Services	1,901	101,323
SLM Corp.	1,320	35,178
		388,180
Diversified Financial Services - 7.1%
Bank of America Corp.	22,758	360,032
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Berkshire Hathaway, Inc. Class B (a)	1,169	$ 136,224
Citigroup, Inc.	5,383	284,868
JPMorgan Chase & Co.	9,454	540,958
The NASDAQ Stock Market, Inc.	100	3,929
		1,326,011
Insurance - 6.7%
ACE Ltd.	643	66,088
AFLAC, Inc.	960	63,715
Alleghany Corp. (a)	10	3,941
Allstate Corp.	1,820	98,771
American Financial Group, Inc.	620	35,749
American International Group, Inc.	2,270	112,933
Arch Capital Group Ltd. (a)	80	4,706
Assurant, Inc.	40	2,598
Assured Guaranty Ltd.	40	939
Axis Capital Holdings Ltd.	967	47,509
Cincinnati Financial Corp.	80	4,193
Everest Re Group Ltd.	230	36,071
Hartford Financial Services Group, Inc.	800	28,504
HCC Insurance Holdings, Inc.	80	3,678
Lincoln National Corp.	1,240	63,649
Loews Corp.	500	23,675
MetLife, Inc.	1,254	65,446
Old Republic International Corp.	140	2,408
PartnerRe Ltd.	330	33,957
Platinum Underwriters Holdings Ltd.	400	25,360
Principal Financial Group, Inc.	170	8,607
ProAssurance Corp.	400	19,232
Progressive Corp.	886	24,746
Prudential Financial, Inc.	1,800	159,768
Reinsurance Group of America, Inc.	50	3,749
RenaissanceRe Holdings Ltd.	60	5,682
The Chubb Corp.	1,140	109,953
The Travelers Companies, Inc.	1,407	127,671
Torchmark Corp.	140	10,640
Unum Group	1,140	38,270
Validus Holdings Ltd.	481	19,264
W.R. Berkley Corp.	90	3,941
XL Group PLC Class A	160	5,118
		1,260,531
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.9%
American Homes 4 Rent Class A	1,072	$ 17,581
American Tower Corp.	700	54,439
Equity Residential (SBI)	466	24,018
Extra Space Storage, Inc.	700	29,344
Simon Property Group, Inc.	200	29,970
SL Green Realty Corp.	200	18,094
		173,446
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	250	4,130
People's United Financial, Inc.	180	2,725
		6,855
TOTAL FINANCIALS		4,801,156
HEALTH CARE - 13.1%
Biotechnology - 1.0%
Amgen, Inc.	1,374	156,746
United Therapeutics Corp. (a)	330	30,462
		187,208
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	1,300	49,647
Baxter International, Inc.	1,158	79,265
Becton, Dickinson & Co.	110	11,945
Boston Scientific Corp. (a)	680	7,874
CareFusion Corp. (a)	100	3,985
Covidien PLC	1,910	130,377
Medtronic, Inc.	1,560	89,419
St. Jude Medical, Inc.	660	38,557
Stryker Corp.	210	15,628
Varian Medical Systems, Inc. (a)	50	3,903
Zimmer Holdings, Inc.	670	61,245
		491,845
Health Care Providers & Services - 4.3%
Aetna, Inc.	1,500	103,395
Cardinal Health, Inc.	190	12,274
CIGNA Corp.	1,146	100,218
Express Scripts Holding Co. (a)	777	52,331
Humana, Inc.	290	30,157
Laboratory Corp. of America Holdings (a)	50	5,093
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	400	$ 20,492
McKesson Corp.	397	65,858
Omnicare, Inc.	724	41,471
Quest Diagnostics, Inc.	371	22,609
UnitedHealth Group, Inc.	2,437	181,508
Universal Health Services, Inc. Class B	940	77,484
WellPoint, Inc.	970	90,094
		802,984
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	578	30,963
Thermo Fisher Scientific, Inc.	930	93,791
		124,754
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,630	78,974
Actavis PLC (a)	114	18,590
Forest Laboratories, Inc. (a)	240	12,314
Johnson & Johnson	1,001	94,755
Merck & Co., Inc.	2,830	141,019
Mylan, Inc. (a)	210	9,267
Pfizer, Inc.	13,689	434,352
Sanofi SA sponsored ADR	1,089	57,532
		846,803
TOTAL HEALTH CARE		2,453,594
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.4%
Engility Holdings, Inc. (a)	66	2,102
General Dynamics Corp.	810	74,245
Honeywell International, Inc.	603	53,372
L-3 Communications Holdings, Inc.	450	46,557
Lockheed Martin Corp.	719	101,861
Northrop Grumman Corp.	570	64,228
Raytheon Co.	1,046	92,759
Rockwell Collins, Inc.	80	5,818
Textron, Inc.	120	3,988
		444,930
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
FedEx Corp.	150	$ 20,805
United Parcel Service, Inc. Class B	400	40,952
		61,757
Airlines - 0.3%
Alaska Air Group, Inc.	540	41,980
Delta Air Lines, Inc.	340	9,853
Southwest Airlines Co.	390	7,250
		59,083
Building Products - 0.3%
Owens Corning (a)	1,300	50,908
Commercial Services & Supplies - 0.5%
Deluxe Corp.	700	34,783
R.R. Donnelley & Sons Co.	1,500	27,750
Republic Services, Inc.	170	5,935
Tyco International Ltd.	484	18,460
		86,928
Construction & Engineering - 0.1%
Fluor Corp.	90	7,003
KBR, Inc.	80	2,706
Quanta Services, Inc. (a)	100	2,961
URS Corp.	40	2,079
		14,749
Electrical Equipment - 0.1%
Emerson Electric Co.	360	24,116
Industrial Conglomerates - 1.7%
3M Co.	320	42,723
General Electric Co.	9,553	254,683
Siemens AG sponsored ADR	212	28,009
		325,415
Machinery - 2.5%
AGCO Corp.	927	54,026
Caterpillar, Inc.	400	33,840
Cummins, Inc.	100	13,236
Deere & Co.	1,144	96,371
Dover Corp.	447	40,561
Illinois Tool Works, Inc.	220	17,508
Oshkosh Truck Corp.	750	36,563
Parker Hannifin Corp.	314	37,002
Pentair Ltd.	500	35,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Snap-On, Inc.	30	$ 3,185
SPX Corp.	689	65,207
Stanley Black & Decker, Inc.	90	7,325
Timken Co.	300	15,528
Trinity Industries, Inc.	20	1,038
WABCO Holdings, Inc. (a)	30	2,658
		459,408
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,337
Manpower, Inc.	40	3,197
		5,534
Road & Rail - 0.5%
CSX Corp.	560	15,271
Norfolk Southern Corp.	608	53,316
Union Pacific Corp.	110	17,824
		86,411
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	26,208
TOTAL INDUSTRIALS		1,645,447
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	4,273	37,560
Cisco Systems, Inc.	13,137	279,161
Harris Corp.	560	36,126
QUALCOMM, Inc.	900	66,222
		419,069
Computers & Peripherals - 3.8%
Apple, Inc.	375	208,526
EMC Corp.	2,748	65,540
Hewlett-Packard Co.	5,270	144,135
NetApp, Inc.	2,544	104,940
SanDisk Corp.	520	35,438
Seagate Technology	1,363	66,842
Western Digital Corp.	1,314	98,603
		724,024
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	60	3,080
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc.	120	$ 4,788
Corning, Inc.	2,710	46,287
Jabil Circuit, Inc.	110	2,230
TE Connectivity Ltd.	2,689	141,764
Tech Data Corp. (a)	600	31,104
Vishay Intertechnology, Inc. (a)	1,300	16,809
		246,062
Internet Software & Services - 0.5%
eBay, Inc. (a)	904	45,670
IAC/InterActiveCorp	854	48,857
		94,527
IT Services - 0.5%
Amdocs Ltd.	800	32,368
Computer Sciences Corp.	80	4,210
Global Payments, Inc.	161	10,151
IBM Corp.	117	21,023
The Western Union Co.	310	5,168
Visa, Inc. Class A	100	20,346
		93,266
Office Electronics - 0.3%
Xerox Corp.	4,490	51,096
Semiconductors & Semiconductor Equipment - 1.7%
Avago Technologies Ltd.	1,200	53,676
Broadcom Corp. Class A	1,600	42,704
Intel Corp.	5,090	121,346
LSI Corp.	2,995	24,170
Marvell Technology Group Ltd.	280	3,984
NVIDIA Corp.	320	4,992
ON Semiconductor Corp. (a)	3,060	21,695
Skyworks Solutions, Inc. (a)	50	1,330
Texas Instruments, Inc.	874	37,582
		311,479
Software - 2.3%
Activision Blizzard, Inc.	520	8,949
Adobe Systems, Inc. (a)	700	39,746
CA Technologies, Inc.	250	8,250
Citrix Systems, Inc. (a)	1,250	74,150
Microsoft Corp.	5,251	200,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	2,525	$ 89,107
Symantec Corp.	787	17,700
		438,123
TOTAL INFORMATION TECHNOLOGY		2,377,646
MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	100	10,883
Albemarle Corp.	40	2,748
Ashland, Inc.	40	3,643
Celanese Corp. Class A	90	5,052
CF Industries Holdings, Inc.	140	30,433
E.I. du Pont de Nemours & Co.	430	26,393
Eastman Chemical Co.	890	68,557
Ecolab, Inc.	396	42,439
Huntsman Corp.	1,630	37,376
LyondellBasell Industries NV Class A	310	23,926
NewMarket Corp.	10	3,240
Potash Corp. of Saskatchewan, Inc.	2,000	63,319
Syngenta AG (Switzerland)	75	29,402
The Dow Chemical Co.	925	36,131
Westlake Chemical Corp.	30	3,377
		386,919
Construction Materials - 0.1%
Eagle Materials, Inc.	300	23,400
Containers & Packaging - 0.3%
Bemis Co., Inc.	60	2,342
Crown Holdings, Inc. (a)	783	34,562
Owens-Illinois, Inc. (a)	90	2,970
Rock-Tenn Co. Class A	269	25,399
Sonoco Products Co.	50	2,003
		67,276
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	800	27,752
Nucor Corp.	60	3,064
Steel Dynamics, Inc.	100	1,822
		32,638
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
Domtar Corp.	250	$ 21,378
International Paper Co.	454	21,179
		42,557
TOTAL MATERIALS		552,790
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	2,320	81,687
UTILITIES - 1.7%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	1,000	47,060
Edison International	240	11,090
Entergy Corp.	600	37,134
FirstEnergy Corp.	633	20,655
NextEra Energy, Inc.	700	59,213
Northeast Utilities	150	6,162
		181,314
Gas Utilities - 0.0%
Atmos Energy Corp.	50	2,223
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	5,304	77,279
Multi-Utilities - 0.3%
Alliant Energy Corp.	60	3,090
Ameren Corp.	140	5,019
MDU Resources Group, Inc.	90	2,670
Public Service Enterprise Group, Inc.	1,210	39,555
SCANA Corp.	100	4,717
Sempra Energy	90	7,960
		63,011
Water Utilities - 0.0%
American Water Works Co., Inc.	80	3,375
TOTAL UTILITIES		327,202
TOTAL COMMON STOCKS (Cost $13,405,585)		17,600,749
Money Market Funds - 6.1%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,152,859)	1,152,859	$ 1,152,859
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $14,558,444)		18,753,608
NET OTHER ASSETS (LIABILITIES) - 0.2%		32,751
NET ASSETS - 100%		$ 18,786,359
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2013	$ 815,490	$ 35,873

The face value of futures purchased as a percentage of net assets is 4.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,910,154	$ 1,888,961	$ 21,193	$ -
Consumer Staples	1,176,858	1,176,858	-	-
Energy	2,274,215	2,274,215	-	-
Financials	4,801,156	4,801,156	-	-
Health Care	2,453,594	2,453,594	-	-
Industrials	1,645,447	1,645,447	-	-
Information Technology	2,377,646	2,377,646	-	-
Materials	552,790	523,388	29,402	-
Telecommunication Services	81,687	81,687	-	-
Utilities	327,202	327,202	-	-
Money Market Funds	1,152,859	1,152,859	-	-
Total Investments in Securities:	$ 18,753,608	$ 18,703,013	$ 50,595	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 35,873	$ 35,873	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 35,873	$ -
Total Value of Derivatives	$ 35,873	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,558,444)		$ 18,753,608
Segregated cash with brokers for derivative instruments		14,850
Cash		10
Foreign currency held at value (cost $91)		91
Receivable for investments sold		21,461
Receivable for fund shares sold		2,264
Dividends receivable		41,233
Prepaid expenses		37
Receivable from investment adviser for expense reductions		3,985
Other receivables		15
Total assets		18,837,554

Liabilities
Payable for investments purchased	$ 13,123
Payable for fund shares redeemed	703
Accrued management fee	8,310
Distribution and service plan fees payable	14
Payable for daily variation margin for derivative instruments	1,710
Other affiliated payables	2,219
Custodian fees payable	5,354
Audit fees payable	19,575
Other payables and accrued expenses	187
Total liabilities		51,195

Net Assets		$ 18,786,359
Net Assets consist of:
Paid in capital		$ 13,778,880
Undistributed net investment income		88,002
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		688,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,231,044
Net Assets		$ 18,786,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Value Multi-Manager: Net Asset Value, offering price and redemption price per share ($17,875,303 ÷ 1,240,990 shares)	$ 14.40

Class F: Net Asset Value, offering price and redemption price per share ($705,767 ÷ 48,941 shares)	$ 14.42

Class L: Net Asset Value, offering price and redemption price per share ($102,651 ÷ 7,128 shares)	$ 14.40

Class N: Net Asset Value, offering price and redemption price per share ($102,638 ÷ 7,128 shares)	$ 14.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 171,291

Expenses
Management fee	$ 45,695
Transfer agent fees	10,136
Distribution and service plan fees	14
Accounting fees and expenses	3,334
Custodian fees and expenses	8,760
Independent trustees' compensation	96
Registration fees	16,021
Audit	20,709
Legal	61
Miscellaneous	70
Total expenses before reductions	104,896
Expense reductions	(22,071)	82,825
Net investment income (loss)		88,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	692,498
Foreign currency transactions	4
Futures contracts	48,099
Total net realized gain (loss)		740,601
Change in net unrealized appreciation (depreciation) on: Investment securities	996,836
Assets and liabilities in foreign currencies	17
Futures contracts	(9,080)
Total change in net unrealized appreciation (depreciation)		987,773
Net gain (loss)		1,728,374
Net increase (decrease) in net assets resulting from operations		$ 1,816,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,466	$ 186,566
Net realized gain (loss)	740,601	473,370
Change in net unrealized appreciation (depreciation)	987,773	2,762,721
Net increase (decrease) in net assets resulting from operations	1,816,840	3,422,657
Distributions to shareholders from net investment income	(75,395)	(173,522)
Distributions to shareholders from net realized gain	(346,573)	(271,041)
Total distributions	(421,968)	(444,563)
Share transactions - net increase (decrease)	1,329,941	2,052,874
Total increase (decrease) in net assets	2,724,813	5,030,968

Net Assets
Beginning of period	16,061,546	11,030,578
End of period (including undistributed net investment income of $88,002 and undistributed net investment income of $74,931, respectively)	$ 18,786,359	$ 16,061,546

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Multi-Manager

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.08
Net realized and unrealized gain (loss)	1.36	2.92	.59
Total from investment operations	1.43	3.09	.67
Distributions from net investment income	(.06)	(.16)	(.02)
Distributions from net realized gain	(.29)	(.26)	-
Total distributions	(.35)	(.42)	(.02)
Net asset value, end of period	$ 14.40	$ 13.32	$ 10.65
Total Return B, C	11.00%	29.71%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.23% A	1.30%	1.62% A
Expenses net of fee waivers, if any	.97% A	.97%	.97% A
Expenses net of all reductions	.97% A	.97%	.97% A
Net investment income (loss)	1.03% A	1.43%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,875	$ 15,774	$ 11,031
Portfolio turnover rate G	71% A	30%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2013	Year ended May 31,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.08	.08
Net realized and unrealized gain (loss)	1.36	1.62
Total from investment operations	1.44	1.70
Distributions from net investment income	(.06)	(.10)
Distributions from net realized gain	(.29)	(.18)
Total distributions	(.35)	(.28)
Net asset value, end of period	$ 14.42	$ 13.33
Total Return B, C	11.07%	14.61%
Ratios to Average Net Assets F
Expenses before reductions	1.13% A	.98% A
Expenses net of fee waivers, if any	.87% A	.87% A
Expenses net of all reductions	.87% A	.87% A
Net investment income (loss)	1.13% A	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 706	$ 287
Portfolio turnover rate G	71% A	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.36
Total from investment operations	.37
Net asset value, end of period	$ 14.40
Total Return B, C	2.64%
Ratios to Average Net Assets F
Expenses before reductions	1.12% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	71% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.36
Total from investment operations	.37
Net asset value, end of period	$ 14.40
Total Return B, C	2.64%
Ratios to Average Net Assets F
Expenses before reductions	1.39% A
Expenses net of fee waivers, if any	1.22% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	71% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Value Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

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foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,263,147
Gross unrealized depreciation	(78,349)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,184,798

Tax cost	$ 14,568,810

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3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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3. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $48,099 and a change in net unrealized appreciation (depreciation) of $(9,080) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $6,624,947 and $5,606,843, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc., LSV Asset Management and Robeco Investment Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however,

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Sub-Advisers - continued

Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 14	$ 14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Value Multi-Manager	$ 10,124.12
Class L	6.12
Class N	6.12
	$ 10,136

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

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Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.97%	$ 21,397
Class F	.87%	597
Class L	.97%	8
Class N	1.22%	9

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $60 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net investment income
Value Multi-Manager	$ 73,880	$ 171,472
Class F	1,515	2,050
Total	$ 75,395	$ 173,522

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8. Distributions to Shareholders - continued

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net realized gain
Value Multi-Manager	$ 339,612	$ 267,412
Class F	6,961	3,629
Total	$ 346,573	$ 271,041

A Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013 B	Year ended May 31, 2013 A	Six months ended November 30, 2013 B	Year ended May 31, 2013 A
Value Multi-Manager
Shares sold	69,066	122,539	$ 932,590	$ 1,516,601
Reinvestment of distributions	31,856	38,786	413,492	438,884
Shares redeemed	(43,881)	(13,370)	(590,315)	(159,517)
Net increase (decrease)	57,041	147,955	$ 755,767	$ 1,795,968
Class F
Shares sold	30,518	21,876	$ 417,386	$ 261,853
Reinvestment of distributions	653	493	8,476	5,679
Shares redeemed	(3,783)	(816)	(51,688)	(10,626)
Net increase (decrease)	27,388	21,553	$ 374,174	$ 256,906
Class L
Shares sold	7,128	-	$ 100,000	$ -
Class N
Shares sold	7,128	-	$ 100,000	$ -

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

B Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

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Notes to Financial Statements (Unaudited) - continued

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 86% of the total outstanding shares of the Fund.

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Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Robeco Investment Management, Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

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Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.97% of the class' average net assets through July 31, 2015. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

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Board Approval of Investment Advisory Contracts and
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Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Brandywine Global Investment Management, LLC (Brandywine), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

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At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Brandywine, Cohen & Steers, LSV, and Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 66% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2015 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Strategic Advisers Value Multi-Manager Fund

Semiannual Report

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

LSV Asset Management

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMV-F-SANN-0114
1.951457.100

Strategic Advisers®
Value Multi-Manager Fund

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013) for Value Multi-Manager and Class F and for the period (November 12, 2013 to November 30, 2013) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During Period
Value Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,110.00	$ 5.13 C
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91 D
Class F	.87%
Actual		$ 1,000.00	$ 1,110.70	$ 4.60 C
Hypothetical A		$ 1,000.00	$ 1,020.71	$ 4.41 D
Class L	.97%
Actual		$ 1,000.00	$ 1,026.40	$ .51 C
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91 D
Class N	1.22%
Actual		$ 1,000.00	$ 1,026.40	$ .64 C
Hypothetical A		$ 1,000.00	$ 1,018.95	$ 6.17 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Value Multi-Manager and Class F, and multiplied by 19/365 (to reflect the period November 12, 2013 to November 30, 2013) for Class L and Class N. The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.9	2.9
Wells Fargo & Co.	2.6	2.3
Pfizer, Inc.	2.3	2.1
Chevron Corp.	2.2	2.9
Exxon Mobil Corp.	2.0	2.9
Bank of America Corp.	1.9	1.5
Citigroup, Inc.	1.5	1.1
Cisco Systems, Inc.	1.5	1.6
General Electric Co.	1.4	2.0
CVS Caremark Corp.	1.4	1.1
	19.7
Top Five Market Sectors as of November 30, 2013
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	21.9
Health Care	13.1	11.6
Information Technology	12.6	10.3
Energy	12.1	12.4
Consumer Discretionary	10.2	8.9
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Common Stocks 93.7%	Common Stocks 89.3%
Mid-Cap Value Funds 0.0%	Mid-Cap Value Funds 3.4%
Short-Term Investments and Net Other Assets (Liabilities) 6.3%	Short-Term Investments and Net Other Assets (Liabilities) 7.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.0%
Autoliv, Inc.	300	$ 27,858
Delphi Automotive PLC	140	8,197
Johnson Controls, Inc.	380	19,194
Lear Corp.	1,120	92,859
The Goodyear Tire & Rubber Co.	120	2,671
TRW Automotive Holdings Corp. (a)	460	35,696
		186,475
Automobiles - 1.1%
Ford Motor Co.	6,100	104,188
General Motors Co. (a)	2,270	87,917
Honda Motor Co. Ltd.	500	21,193
		213,298
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp. Class A (a)	20	967
International Game Technology	140	2,449
Las Vegas Sands Corp.	300	21,504
Royal Caribbean Cruises Ltd.	100	4,405
Six Flags Entertainment Corp.	193	7,182
Wyndham Worldwide Corp.	30	2,151
		38,658
Household Durables - 1.1%
D.R. Horton, Inc.	3,497	69,520
Harman International Industries, Inc.	500	40,520
Lennar Corp. Class A	1,243	44,450
Newell Rubbermaid, Inc.	160	4,856
Tupperware Brands Corp.	30	2,740
Whirlpool Corp.	300	45,828
		207,914
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	70	3,767
Mattel, Inc.	170	7,866
		11,633
Media - 4.1%
CBS Corp. Class B	340	19,910
Comcast Corp. Class A	1,495	74,556
DIRECTV (a)	1,100	72,721
Gannett Co., Inc.	2,208	59,748
Liberty Global PLC Class C (a)	611	49,766
Liberty Media Corp. Class A (a)	343	52,637
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A (a)	987	$ 17,727
Omnicom Group, Inc.	353	25,222
The Walt Disney Co.	1,300	91,702
Time Warner Cable, Inc.	621	85,835
Time Warner, Inc.	2,428	159,544
Twenty-First Century Fox, Inc. Class A	500	16,745
Viacom, Inc. Class B (non-vtg.)	510	40,887
		767,000
Multiline Retail - 1.3%
Dillard's, Inc. Class A	310	28,365
Kohl's Corp.	920	50,858
Macy's, Inc.	1,475	78,559
Nordstrom, Inc.	400	24,884
Target Corp.	820	52,423
		235,089
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	40	4,040
AutoNation, Inc. (a)	50	2,452
AutoZone, Inc. (a)	20	9,232
Bed Bath & Beyond, Inc. (a)	476	37,142
Best Buy Co., Inc.	170	6,894
CST Brands, Inc.	177	5,822
Foot Locker, Inc.	40	1,556
GameStop Corp. Class A	60	2,895
Gap, Inc.	260	10,652
Home Depot, Inc.	550	44,369
Murphy U.S.A., Inc.	100	4,525
Penske Automotive Group, Inc.	50	2,221
PetSmart, Inc.	220	16,304
Ross Stores, Inc.	750	57,345
Signet Jewelers Ltd.	50	3,842
Staples, Inc.	370	5,746
		215,037
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	500	35,050
TOTAL CONSUMER DISCRETIONARY		1,910,154
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.3%
Beverages - 0.5%
Anheuser-Busch InBev SA NV ADR	300	$ 30,633
Coca-Cola Enterprises, Inc.	150	6,291
Diageo PLC sponsored ADR	364	46,472
Molson Coors Brewing Co. Class B	80	4,214
		87,610
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	150	18,815
CVS Caremark Corp.	3,796	254,180
Kroger Co.	1,590	66,383
Safeway, Inc.	800	27,976
Sysco Corp.	280	9,416
Wal-Mart Stores, Inc.	1,580	127,996
Walgreen Co.	1,190	70,448
		575,214
Food Products - 1.9%
Archer Daniels Midland Co.	1,470	59,168
Bunge Ltd.	70	5,608
General Mills, Inc.	1,007	50,783
Ingredion, Inc.	600	41,496
The Hershey Co.	270	26,160
The J.M. Smucker Co.	60	6,254
Tyson Foods, Inc. Class A	4,126	130,753
Unilever NV (NY Reg.)	1,130	44,364
		364,586
Household Products - 0.3%
Energizer Holdings, Inc.	330	36,416
Kimberly-Clark Corp.	210	22,924
		59,340
Personal Products - 0.2%
Coty, Inc. Class A	1,770	29,063
Tobacco - 0.3%
Altria Group, Inc.	950	35,131
Lorillard, Inc.	210	10,779
Reynolds American, Inc.	300	15,135
		61,045
TOTAL CONSUMER STAPLES		1,176,858
Common Stocks - continued
	Shares	Value
ENERGY - 12.1%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	30	$ 1,577
Halliburton Co.	1,567	82,550
Helmerich & Payne, Inc.	1,060	81,620
McDermott International, Inc. (a)	2,000	16,300
Nabors Industries Ltd.	1,300	21,515
National Oilwell Varco, Inc.	540	44,010
Noble Corp.	400	15,248
Parker Drilling Co. (a)	2,100	16,653
Patterson-UTI Energy, Inc.	60	1,399
Rowan Companies PLC (a)	70	2,423
Schlumberger Ltd.	636	56,235
		339,530
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	500	44,410
Apache Corp.	500	45,745
Chesapeake Energy Corp.	160	4,299
Chevron Corp.	3,420	418,745
ConocoPhillips Co.	2,140	155,792
CONSOL Energy, Inc.	923	32,840
Denbury Resources, Inc. (a)	180	3,002
Devon Energy Corp.	230	13,943
Energen Corp.	10	722
EOG Resources, Inc.	136	22,440
Exxon Mobil Corp.	3,957	369,900
Hess Corp.	995	80,724
Marathon Oil Corp.	2,119	76,369
Marathon Petroleum Corp.	1,375	113,768
Murphy Oil Corp.	600	38,958
Occidental Petroleum Corp.	2,000	189,920
Phillips 66 Co.	2,213	154,047
Pioneer Natural Resources Co.	202	35,906
Royal Dutch Shell PLC Class A sponsored ADR	653	43,555
Tesoro Corp.	70	4,104
Valero Energy Corp.	1,870	85,496
		1,934,685
TOTAL ENERGY		2,274,215
Common Stocks - continued
	Shares	Value
FINANCIALS - 25.6%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,310	$ 141,808
Bank of New York Mellon Corp.	640	21,568
BlackRock, Inc. Class A	213	64,486
Franklin Resources, Inc.	350	19,387
Goldman Sachs Group, Inc.	597	100,857
Invesco Ltd.	250	8,713
Morgan Stanley	2,290	71,677
Northern Trust Corp.	120	7,079
State Street Corp.	1,392	101,073
		536,648
Commercial Banks - 5.9%
Banco Santander SA (Spain) sponsored ADR	4,160	37,190
BB&T Corp.	2,051	71,252
CIT Group, Inc.	110	5,553
Comerica, Inc.	500	22,675
Commerce Bancshares, Inc.	52	2,346
Cullen/Frost Bankers, Inc.	30	2,155
East West Bancorp, Inc.	80	2,742
Fifth Third Bancorp	4,335	88,087
First Niagara Financial Group, Inc.	180	2,005
First Republic Bank	751	38,376
Huntington Bancshares, Inc.	7,160	65,729
KeyCorp	2,410	30,728
M&T Bank Corp.	320	36,915
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	33,041
PNC Financial Services Group, Inc.	1,100	84,645
Regions Financial Corp.	780	7,589
SunTrust Banks, Inc.	1,263	45,758
U.S. Bancorp	920	36,082
Wells Fargo & Co.	11,215	493,684
Zions Bancorporation	100	2,933
		1,109,485
Consumer Finance - 2.1%
American Express Co.	1,100	94,380
Capital One Financial Corp.	2,196	157,299
Discover Financial Services	1,901	101,323
SLM Corp.	1,320	35,178
		388,180
Diversified Financial Services - 7.1%
Bank of America Corp.	22,758	360,032
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Berkshire Hathaway, Inc. Class B (a)	1,169	$ 136,224
Citigroup, Inc.	5,383	284,868
JPMorgan Chase & Co.	9,454	540,958
The NASDAQ Stock Market, Inc.	100	3,929
		1,326,011
Insurance - 6.7%
ACE Ltd.	643	66,088
AFLAC, Inc.	960	63,715
Alleghany Corp. (a)	10	3,941
Allstate Corp.	1,820	98,771
American Financial Group, Inc.	620	35,749
American International Group, Inc.	2,270	112,933
Arch Capital Group Ltd. (a)	80	4,706
Assurant, Inc.	40	2,598
Assured Guaranty Ltd.	40	939
Axis Capital Holdings Ltd.	967	47,509
Cincinnati Financial Corp.	80	4,193
Everest Re Group Ltd.	230	36,071
Hartford Financial Services Group, Inc.	800	28,504
HCC Insurance Holdings, Inc.	80	3,678
Lincoln National Corp.	1,240	63,649
Loews Corp.	500	23,675
MetLife, Inc.	1,254	65,446
Old Republic International Corp.	140	2,408
PartnerRe Ltd.	330	33,957
Platinum Underwriters Holdings Ltd.	400	25,360
Principal Financial Group, Inc.	170	8,607
ProAssurance Corp.	400	19,232
Progressive Corp.	886	24,746
Prudential Financial, Inc.	1,800	159,768
Reinsurance Group of America, Inc.	50	3,749
RenaissanceRe Holdings Ltd.	60	5,682
The Chubb Corp.	1,140	109,953
The Travelers Companies, Inc.	1,407	127,671
Torchmark Corp.	140	10,640
Unum Group	1,140	38,270
Validus Holdings Ltd.	481	19,264
W.R. Berkley Corp.	90	3,941
XL Group PLC Class A	160	5,118
		1,260,531
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.9%
American Homes 4 Rent Class A	1,072	$ 17,581
American Tower Corp.	700	54,439
Equity Residential (SBI)	466	24,018
Extra Space Storage, Inc.	700	29,344
Simon Property Group, Inc.	200	29,970
SL Green Realty Corp.	200	18,094
		173,446
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	250	4,130
People's United Financial, Inc.	180	2,725
		6,855
TOTAL FINANCIALS		4,801,156
HEALTH CARE - 13.1%
Biotechnology - 1.0%
Amgen, Inc.	1,374	156,746
United Therapeutics Corp. (a)	330	30,462
		187,208
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	1,300	49,647
Baxter International, Inc.	1,158	79,265
Becton, Dickinson & Co.	110	11,945
Boston Scientific Corp. (a)	680	7,874
CareFusion Corp. (a)	100	3,985
Covidien PLC	1,910	130,377
Medtronic, Inc.	1,560	89,419
St. Jude Medical, Inc.	660	38,557
Stryker Corp.	210	15,628
Varian Medical Systems, Inc. (a)	50	3,903
Zimmer Holdings, Inc.	670	61,245
		491,845
Health Care Providers & Services - 4.3%
Aetna, Inc.	1,500	103,395
Cardinal Health, Inc.	190	12,274
CIGNA Corp.	1,146	100,218
Express Scripts Holding Co. (a)	777	52,331
Humana, Inc.	290	30,157
Laboratory Corp. of America Holdings (a)	50	5,093
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	400	$ 20,492
McKesson Corp.	397	65,858
Omnicare, Inc.	724	41,471
Quest Diagnostics, Inc.	371	22,609
UnitedHealth Group, Inc.	2,437	181,508
Universal Health Services, Inc. Class B	940	77,484
WellPoint, Inc.	970	90,094
		802,984
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	578	30,963
Thermo Fisher Scientific, Inc.	930	93,791
		124,754
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,630	78,974
Actavis PLC (a)	114	18,590
Forest Laboratories, Inc. (a)	240	12,314
Johnson & Johnson	1,001	94,755
Merck & Co., Inc.	2,830	141,019
Mylan, Inc. (a)	210	9,267
Pfizer, Inc.	13,689	434,352
Sanofi SA sponsored ADR	1,089	57,532
		846,803
TOTAL HEALTH CARE		2,453,594
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.4%
Engility Holdings, Inc. (a)	66	2,102
General Dynamics Corp.	810	74,245
Honeywell International, Inc.	603	53,372
L-3 Communications Holdings, Inc.	450	46,557
Lockheed Martin Corp.	719	101,861
Northrop Grumman Corp.	570	64,228
Raytheon Co.	1,046	92,759
Rockwell Collins, Inc.	80	5,818
Textron, Inc.	120	3,988
		444,930
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
FedEx Corp.	150	$ 20,805
United Parcel Service, Inc. Class B	400	40,952
		61,757
Airlines - 0.3%
Alaska Air Group, Inc.	540	41,980
Delta Air Lines, Inc.	340	9,853
Southwest Airlines Co.	390	7,250
		59,083
Building Products - 0.3%
Owens Corning (a)	1,300	50,908
Commercial Services & Supplies - 0.5%
Deluxe Corp.	700	34,783
R.R. Donnelley & Sons Co.	1,500	27,750
Republic Services, Inc.	170	5,935
Tyco International Ltd.	484	18,460
		86,928
Construction & Engineering - 0.1%
Fluor Corp.	90	7,003
KBR, Inc.	80	2,706
Quanta Services, Inc. (a)	100	2,961
URS Corp.	40	2,079
		14,749
Electrical Equipment - 0.1%
Emerson Electric Co.	360	24,116
Industrial Conglomerates - 1.7%
3M Co.	320	42,723
General Electric Co.	9,553	254,683
Siemens AG sponsored ADR	212	28,009
		325,415
Machinery - 2.5%
AGCO Corp.	927	54,026
Caterpillar, Inc.	400	33,840
Cummins, Inc.	100	13,236
Deere & Co.	1,144	96,371
Dover Corp.	447	40,561
Illinois Tool Works, Inc.	220	17,508
Oshkosh Truck Corp.	750	36,563
Parker Hannifin Corp.	314	37,002
Pentair Ltd.	500	35,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Snap-On, Inc.	30	$ 3,185
SPX Corp.	689	65,207
Stanley Black & Decker, Inc.	90	7,325
Timken Co.	300	15,528
Trinity Industries, Inc.	20	1,038
WABCO Holdings, Inc. (a)	30	2,658
		459,408
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,337
Manpower, Inc.	40	3,197
		5,534
Road & Rail - 0.5%
CSX Corp.	560	15,271
Norfolk Southern Corp.	608	53,316
Union Pacific Corp.	110	17,824
		86,411
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	26,208
TOTAL INDUSTRIALS		1,645,447
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	4,273	37,560
Cisco Systems, Inc.	13,137	279,161
Harris Corp.	560	36,126
QUALCOMM, Inc.	900	66,222
		419,069
Computers & Peripherals - 3.8%
Apple, Inc.	375	208,526
EMC Corp.	2,748	65,540
Hewlett-Packard Co.	5,270	144,135
NetApp, Inc.	2,544	104,940
SanDisk Corp.	520	35,438
Seagate Technology	1,363	66,842
Western Digital Corp.	1,314	98,603
		724,024
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	60	3,080
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc.	120	$ 4,788
Corning, Inc.	2,710	46,287
Jabil Circuit, Inc.	110	2,230
TE Connectivity Ltd.	2,689	141,764
Tech Data Corp. (a)	600	31,104
Vishay Intertechnology, Inc. (a)	1,300	16,809
		246,062
Internet Software & Services - 0.5%
eBay, Inc. (a)	904	45,670
IAC/InterActiveCorp	854	48,857
		94,527
IT Services - 0.5%
Amdocs Ltd.	800	32,368
Computer Sciences Corp.	80	4,210
Global Payments, Inc.	161	10,151
IBM Corp.	117	21,023
The Western Union Co.	310	5,168
Visa, Inc. Class A	100	20,346
		93,266
Office Electronics - 0.3%
Xerox Corp.	4,490	51,096
Semiconductors & Semiconductor Equipment - 1.7%
Avago Technologies Ltd.	1,200	53,676
Broadcom Corp. Class A	1,600	42,704
Intel Corp.	5,090	121,346
LSI Corp.	2,995	24,170
Marvell Technology Group Ltd.	280	3,984
NVIDIA Corp.	320	4,992
ON Semiconductor Corp. (a)	3,060	21,695
Skyworks Solutions, Inc. (a)	50	1,330
Texas Instruments, Inc.	874	37,582
		311,479
Software - 2.3%
Activision Blizzard, Inc.	520	8,949
Adobe Systems, Inc. (a)	700	39,746
CA Technologies, Inc.	250	8,250
Citrix Systems, Inc. (a)	1,250	74,150
Microsoft Corp.	5,251	200,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	2,525	$ 89,107
Symantec Corp.	787	17,700
		438,123
TOTAL INFORMATION TECHNOLOGY		2,377,646
MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	100	10,883
Albemarle Corp.	40	2,748
Ashland, Inc.	40	3,643
Celanese Corp. Class A	90	5,052
CF Industries Holdings, Inc.	140	30,433
E.I. du Pont de Nemours & Co.	430	26,393
Eastman Chemical Co.	890	68,557
Ecolab, Inc.	396	42,439
Huntsman Corp.	1,630	37,376
LyondellBasell Industries NV Class A	310	23,926
NewMarket Corp.	10	3,240
Potash Corp. of Saskatchewan, Inc.	2,000	63,319
Syngenta AG (Switzerland)	75	29,402
The Dow Chemical Co.	925	36,131
Westlake Chemical Corp.	30	3,377
		386,919
Construction Materials - 0.1%
Eagle Materials, Inc.	300	23,400
Containers & Packaging - 0.3%
Bemis Co., Inc.	60	2,342
Crown Holdings, Inc. (a)	783	34,562
Owens-Illinois, Inc. (a)	90	2,970
Rock-Tenn Co. Class A	269	25,399
Sonoco Products Co.	50	2,003
		67,276
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	800	27,752
Nucor Corp.	60	3,064
Steel Dynamics, Inc.	100	1,822
		32,638
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
Domtar Corp.	250	$ 21,378
International Paper Co.	454	21,179
		42,557
TOTAL MATERIALS		552,790
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	2,320	81,687
UTILITIES - 1.7%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	1,000	47,060
Edison International	240	11,090
Entergy Corp.	600	37,134
FirstEnergy Corp.	633	20,655
NextEra Energy, Inc.	700	59,213
Northeast Utilities	150	6,162
		181,314
Gas Utilities - 0.0%
Atmos Energy Corp.	50	2,223
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	5,304	77,279
Multi-Utilities - 0.3%
Alliant Energy Corp.	60	3,090
Ameren Corp.	140	5,019
MDU Resources Group, Inc.	90	2,670
Public Service Enterprise Group, Inc.	1,210	39,555
SCANA Corp.	100	4,717
Sempra Energy	90	7,960
		63,011
Water Utilities - 0.0%
American Water Works Co., Inc.	80	3,375
TOTAL UTILITIES		327,202
TOTAL COMMON STOCKS (Cost $13,405,585)		17,600,749
Money Market Funds - 6.1%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,152,859)	1,152,859	$ 1,152,859
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $14,558,444)		18,753,608
NET OTHER ASSETS (LIABILITIES) - 0.2%		32,751
NET ASSETS - 100%		$ 18,786,359
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2013	$ 815,490	$ 35,873

The face value of futures purchased as a percentage of net assets is 4.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,910,154	$ 1,888,961	$ 21,193	$ -
Consumer Staples	1,176,858	1,176,858	-	-
Energy	2,274,215	2,274,215	-	-
Financials	4,801,156	4,801,156	-	-
Health Care	2,453,594	2,453,594	-	-
Industrials	1,645,447	1,645,447	-	-
Information Technology	2,377,646	2,377,646	-	-
Materials	552,790	523,388	29,402	-
Telecommunication Services	81,687	81,687	-	-
Utilities	327,202	327,202	-	-
Money Market Funds	1,152,859	1,152,859	-	-
Total Investments in Securities:	$ 18,753,608	$ 18,703,013	$ 50,595	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 35,873	$ 35,873	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 35,873	$ -
Total Value of Derivatives	$ 35,873	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,558,444)		$ 18,753,608
Segregated cash with brokers for derivative instruments		14,850
Cash		10
Foreign currency held at value (cost $91)		91
Receivable for investments sold		21,461
Receivable for fund shares sold		2,264
Dividends receivable		41,233
Prepaid expenses		37
Receivable from investment adviser for expense reductions		3,985
Other receivables		15
Total assets		18,837,554

Liabilities
Payable for investments purchased	$ 13,123
Payable for fund shares redeemed	703
Accrued management fee	8,310
Distribution and service plan fees payable	14
Payable for daily variation margin for derivative instruments	1,710
Other affiliated payables	2,219
Custodian fees payable	5,354
Audit fees payable	19,575
Other payables and accrued expenses	187
Total liabilities		51,195

Net Assets		$ 18,786,359
Net Assets consist of:
Paid in capital		$ 13,778,880
Undistributed net investment income		88,002
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		688,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,231,044
Net Assets		$ 18,786,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Value Multi-Manager: Net Asset Value, offering price and redemption price per share ($17,875,303 ÷ 1,240,990 shares)	$ 14.40

Class F: Net Asset Value, offering price and redemption price per share ($705,767 ÷ 48,941 shares)	$ 14.42

Class L: Net Asset Value, offering price and redemption price per share ($102,651 ÷ 7,128 shares)	$ 14.40

Class N: Net Asset Value, offering price and redemption price per share ($102,638 ÷ 7,128 shares)	$ 14.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 171,291

Expenses
Management fee	$ 45,695
Transfer agent fees	10,136
Distribution and service plan fees	14
Accounting fees and expenses	3,334
Custodian fees and expenses	8,760
Independent trustees' compensation	96
Registration fees	16,021
Audit	20,709
Legal	61
Miscellaneous	70
Total expenses before reductions	104,896
Expense reductions	(22,071)	82,825
Net investment income (loss)		88,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	692,498
Foreign currency transactions	4
Futures contracts	48,099
Total net realized gain (loss)		740,601
Change in net unrealized appreciation (depreciation) on: Investment securities	996,836
Assets and liabilities in foreign currencies	17
Futures contracts	(9,080)
Total change in net unrealized appreciation (depreciation)		987,773
Net gain (loss)		1,728,374
Net increase (decrease) in net assets resulting from operations		$ 1,816,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,466	$ 186,566
Net realized gain (loss)	740,601	473,370
Change in net unrealized appreciation (depreciation)	987,773	2,762,721
Net increase (decrease) in net assets resulting from operations	1,816,840	3,422,657
Distributions to shareholders from net investment income	(75,395)	(173,522)
Distributions to shareholders from net realized gain	(346,573)	(271,041)
Total distributions	(421,968)	(444,563)
Share transactions - net increase (decrease)	1,329,941	2,052,874
Total increase (decrease) in net assets	2,724,813	5,030,968

Net Assets
Beginning of period	16,061,546	11,030,578
End of period (including undistributed net investment income of $88,002 and undistributed net investment income of $74,931, respectively)	$ 18,786,359	$ 16,061,546

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Multi-Manager

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.08
Net realized and unrealized gain (loss)	1.36	2.92	.59
Total from investment operations	1.43	3.09	.67
Distributions from net investment income	(.06)	(.16)	(.02)
Distributions from net realized gain	(.29)	(.26)	-
Total distributions	(.35)	(.42)	(.02)
Net asset value, end of period	$ 14.40	$ 13.32	$ 10.65
Total Return B, C	11.00%	29.71%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.23% A	1.30%	1.62% A
Expenses net of fee waivers, if any	.97% A	.97%	.97% A
Expenses net of all reductions	.97% A	.97%	.97% A
Net investment income (loss)	1.03% A	1.43%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,875	$ 15,774	$ 11,031
Portfolio turnover rate G	71% A	30%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2013	Year ended May 31,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.08	.08
Net realized and unrealized gain (loss)	1.36	1.62
Total from investment operations	1.44	1.70
Distributions from net investment income	(.06)	(.10)
Distributions from net realized gain	(.29)	(.18)
Total distributions	(.35)	(.28)
Net asset value, end of period	$ 14.42	$ 13.33
Total Return B, C	11.07%	14.61%
Ratios to Average Net Assets F
Expenses before reductions	1.13% A	.98% A
Expenses net of fee waivers, if any	.87% A	.87% A
Expenses net of all reductions	.87% A	.87% A
Net investment income (loss)	1.13% A	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 706	$ 287
Portfolio turnover rate G	71% A	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.36
Total from investment operations	.37
Net asset value, end of period	$ 14.40
Total Return B, C	2.64%
Ratios to Average Net Assets F
Expenses before reductions	1.12% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	71% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.36
Total from investment operations	.37
Net asset value, end of period	$ 14.40
Total Return B, C	2.64%
Ratios to Average Net Assets F
Expenses before reductions	1.39% A
Expenses net of fee waivers, if any	1.22% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	71% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Value Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

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2. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,263,147
Gross unrealized depreciation	(78,349)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,184,798

Tax cost	$ 14,568,810

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3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $48,099 and a change in net unrealized appreciation (depreciation) of $(9,080) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $6,624,947 and $5,606,843, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc., LSV Asset Management and Robeco Investment Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however,

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5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 14	$ 14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Value Multi-Manager	$ 10,124.12
Class L	6.12
Class N	6.12
	$ 10,136

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

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Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.97%	$ 21,397
Class F	.87%	597
Class L	.97%	8
Class N	1.22%	9

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $60 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net investment income
Value Multi-Manager	$ 73,880	$ 171,472
Class F	1,515	2,050
Total	$ 75,395	$ 173,522

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8. Distributions to Shareholders - continued

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net realized gain
Value Multi-Manager	$ 339,612	$ 267,412
Class F	6,961	3,629
Total	$ 346,573	$ 271,041

A Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013 B	Year ended May 31, 2013 A	Six months ended November 30, 2013 B	Year ended May 31, 2013 A
Value Multi-Manager
Shares sold	69,066	122,539	$ 932,590	$ 1,516,601
Reinvestment of distributions	31,856	38,786	413,492	438,884
Shares redeemed	(43,881)	(13,370)	(590,315)	(159,517)
Net increase (decrease)	57,041	147,955	$ 755,767	$ 1,795,968
Class F
Shares sold	30,518	21,876	$ 417,386	$ 261,853
Reinvestment of distributions	653	493	8,476	5,679
Shares redeemed	(3,783)	(816)	(51,688)	(10,626)
Net increase (decrease)	27,388	21,553	$ 374,174	$ 256,906
Class L
Shares sold	7,128	-	$ 100,000	$ -
Class N
Shares sold	7,128	-	$ 100,000	$ -

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

B Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future
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Notes to Financial Statements (Unaudited) - continued

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 86% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Robeco Investment Management, Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

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Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.97% of the class' average net assets through July 31, 2015. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Brandywine Global Investment Management, LLC (Brandywine), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

Semiannual Report

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Brandywine, Cohen & Steers, LSV, and Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 66% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2015 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Strategic Advisers Value Multi-Manager Fund

Semiannual Report

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

LSV Asset Management

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMV-USAN-0114
1.931577.101

Strategic Advisers®
Core Multi-Manager Fund -
Class L and Class N

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013) for Core Multi-Manager and Class F and for the period (November 12, 2013 to November 30, 2013) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During Period
Core Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,117.90	$ 5.15 C
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91D
Class F	.87%
Actual		$ 1,000.00	$ 1,118.80	$ 4.62C
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41D
Class L	.97%
Actual		$ 1,000.00	$ 1,023.70	$ .51C
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91D
Class N	1.22%
Actual		$ 1,000.00	$ 1,023.70	$ .64C
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Core Multi-Manager and Class F, and multiplied by 19/365 (to reflect the period November 12, 2013 to November 30, 2013) for Class L and Class N. The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	2.8
Pfizer, Inc.	1.9	1.6
Google, Inc. Class A	1.8	1.5
JPMorgan Chase & Co.	1.6	1.7
Microsoft Corp.	1.5	1.6
Visa, Inc. Class A	1.5	0.6
Exxon Mobil Corp.	1.5	1.7
Citigroup, Inc.	1.4	1.5
Comcast Corp. Class A	1.4	0.4
Johnson & Johnson	1.2	1.2
	16.8
Top Five Market Sectors as of November 30, 2013
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.4	15.9
Financials	14.3	14.9
Consumer Discretionary	13.1	14.1
Health Care	11.8	11.4
Industrials	11.3	11.5
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Stocks 93.6%	Stocks 95.0%
Corporate Bonds 0.0%*	Corporate Bonds 0.0%*
Sector Funds 1.2%	Sector Funds 1.1%
Short-Term Investments and Net Other Assets (Liabilities) 5.2%	Short-Term Investments and Net Other Assets (Liabilities) 3.9%

* Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.4%
Delphi Automotive PLC	2,599	$ 152,171
Johnson Controls, Inc.	2,186	110,415
TRW Automotive Holdings Corp. (a)	700	54,320
		316,906
Automobiles - 0.5%
Ford Motor Co.	4,784	81,711
General Motors Co. (a)	5,300	205,269
Harley-Davidson, Inc.	1,282	85,920
		372,900
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	1,400	9,320
H&R Block, Inc.	1,054	29,396
Kroton Educacional SA	500	8,407
		47,123
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	858	40,352
Carnival Corp. unit	2,100	75,831
Chipotle Mexican Grill, Inc. (a)	200	104,772
Dunkin' Brands Group, Inc.	940	46,041
Extended Stay America, Inc. unit	478	12,036
Las Vegas Sands Corp.	1,611	115,476
McDonald's Corp.	1,000	97,370
Panera Bread Co. Class A (a)	200	35,378
Red Robin Gourmet Burgers, Inc. (a)	100	7,971
Sonic Corp. (a)	300	5,937
Starbucks Corp.	2,500	203,650
Starwood Hotels & Resorts Worldwide, Inc.	1,300	96,824
Tim Hortons, Inc.	800	46,664
Wyndham Worldwide Corp.	1,743	124,991
Yum! Brands, Inc.	267	20,741
		1,034,034
Household Durables - 0.2%
Harman International Industries, Inc.	500	40,520
Lennar Corp. Class A	1,000	35,760
Mohawk Industries, Inc. (a)	475	66,510
Taylor Wimpey PLC	2,092	3,642
Whirlpool Corp.	57	8,707
		155,139
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	1,319	$ 519,185
Netflix, Inc. (a)	400	146,320
priceline.com, Inc. (a)	254	302,852
zulily, Inc.	248	8,678
		977,035
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	2,950	158,769
Mattel, Inc.	4,550	210,529
Polaris Industries, Inc.	69	9,209
		378,507
Media - 4.8%
Antena 3 de Television SA	616	9,475
CBS Corp. Class B	3,575	209,352
Charter Communications, Inc. Class A (a)	315	42,557
Comcast Corp.:
Class A	21,449	1,069,662
Class A (special) (non-vtg.)	2,085	100,393
DIRECTV (a)	1,328	87,794
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,500	121,155
Interpublic Group of Companies, Inc.	2,000	34,800
Ipsos SA	119	4,962
Liberty Global PLC Class A (a)	585	50,199
Liberty Media Corp. Class A (a)	605	92,843
MDC Partners, Inc. Class A (sub. vtg.)	673	15,317
News Corp.:
Class A (a)	4,200	75,432
Class B (a)	9,638	173,195
Omnicom Group, Inc.	162	11,575
Smiles SA	100	1,407
The Walt Disney Co.	3,223	227,350
Time Warner Cable, Inc.	2,449	338,501
Time Warner, Inc.	4,710	309,494
Twenty-First Century Fox, Inc. Class A	7,925	265,408
Valassis Communications, Inc.	100	2,936
Viacom, Inc. Class B (non-vtg.)	5,421	434,602
		3,678,409
Multiline Retail - 0.9%
Dollar General Corp. (a)	1,451	82,620
Dollar Tree, Inc. (a)	1,900	105,735
Kohl's Corp.	1,700	93,976
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	5,627	$ 299,694
Target Corp.	1,500	95,895
		677,920
Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	741	12,056
AutoZone, Inc. (a)	734	338,814
Bed Bath & Beyond, Inc. (a)	1,648	128,593
Best Buy Co., Inc.	143	5,799
CarMax, Inc. (a)	3,300	166,155
Foot Locker, Inc.	262	10,189
GNC Holdings, Inc.	16	963
Home Depot, Inc.	7,140	575,984
Kingfisher PLC	800	4,921
L Brands, Inc.	1,897	123,286
Lewis Group Ltd.	100	638
Lowe's Companies, Inc.	2,582	122,593
Office Depot, Inc. (a)	1,530	8,323
Rent-A-Center, Inc.	333	11,342
Ross Stores, Inc.	2,496	190,844
Signet Jewelers Ltd.	100	7,684
Staples, Inc.	1,732	26,898
TJX Companies, Inc.	1,862	117,083
		1,852,165
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,690	97,851
Fossil Group, Inc. (a)	400	50,908
Kering SA	35	7,764
lululemon athletica, Inc. (a)	1,000	69,720
NIKE, Inc. Class B	2,047	162,000
PVH Corp.	1,577	211,192
VF Corp.	51	11,964
		611,399
TOTAL CONSUMER DISCRETIONARY		10,101,537
CONSUMER STAPLES - 8.5%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	118	12,029
Coca-Cola Enterprises, Inc.	13,260	556,124
Cott Corp.	1,190	9,979
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc.	1,213	$ 58,539
Molson Coors Brewing Co. Class B	2,025	106,657
Monster Beverage Corp. (a)	1,078	63,796
PepsiCo, Inc.	9,949	840,293
The Coca-Cola Co.	9,430	378,992
		2,026,409
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	300	22,022
Costco Wholesale Corp.	1,300	163,059
CVS Caremark Corp.	6,145	411,469
Kroger Co.	3,220	134,435
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	100	5,060
Sysco Corp.	1,115	37,497
Wal-Mart Stores, Inc.	7,384	598,178
Walgreen Co.	2,292	135,686
Whole Foods Market, Inc.	2,100	118,860
		1,626,266
Food Products - 1.2%
Amira Nature Foods Ltd. (a)	200	3,170
Archer Daniels Midland Co.	2,700	108,675
Bunge Ltd.	236	18,908
ConAgra Foods, Inc.	3,635	119,919
General Mills, Inc.	3,300	166,419
Green Mountain Coffee Roasters, Inc.	783	52,759
Greencore Group PLC	1,200	3,780
Hilton Food Group PLC	400	2,786
Ingredion, Inc.	165	11,411
Kellogg Co.	2,901	175,917
Kraft Foods Group, Inc.	1,007	53,492
Mead Johnson Nutrition Co. Class A	67	5,662
Mondelez International, Inc.	6,452	216,336
The J.M. Smucker Co.	211	21,995
		961,229
Household Products - 1.4%
Colgate-Palmolive Co.	600	39,486
Energizer Holdings, Inc.	916	101,081
Henkel AG & Co. KGaA	586	58,071
Procter & Gamble Co.	10,054	846,748
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Reckitt Benckiser Group PLC	40	$ 3,213
Svenska Cellulosa AB (SCA) (B Shares)	400	11,678
		1,060,277
Personal Products - 0.2%
Avon Products, Inc.	6,300	112,329
Elizabeth Arden, Inc. (a)	600	23,718
Herbalife Ltd.	118	8,222
		144,269
Tobacco - 1.0%
Altria Group, Inc.	1,200	44,376
British American Tobacco PLC (United Kingdom)	100	5,320
Imperial Tobacco Group PLC	255	9,697
Japan Tobacco, Inc.	700	23,642
Lorillard, Inc.	400	20,532
Philip Morris International, Inc.	7,618	651,644
		755,211
TOTAL CONSUMER STAPLES		6,573,661
ENERGY - 9.1%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	1,500	85,440
BW Offshore Ltd.	4,834	6,280
Cameron International Corp. (a)	1,696	93,941
Ensco PLC Class A	464	27,413
Essential Energy Services Ltd.	1,952	5,750
Halliburton Co.	370	19,492
National Oilwell Varco, Inc.	4,088	333,172
Noble Corp.	232	8,844
Schlumberger Ltd.	6,606	584,103
Transocean Ltd. (United States)	875	44,083
Vantage Drilling Co. (a)	4,060	7,592
Xtreme Drilling & Coil Services Corp. (a)	1,342	4,357
Xtreme Drilling & Coil Services Corp. (a)(c)	600	1,948
		1,222,415
Oil, Gas & Consumable Fuels - 7.5%
Access Midstream Partners LP	300	16,851
Anadarko Petroleum Corp.	2,002	177,818
Antero Resources Corp.	591	32,446
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	6,770	$ 619,387
Ardmore Shipping Corp.	200	2,558
BPZ Energy, Inc. (a)	1,622	3,406
Cabot Oil & Gas Corp.	1,546	53,260
Chevron Corp.	7,664	938,380
Cimarex Energy Co.	600	56,748
Cobalt International Energy, Inc. (a)	434	9,648
Concho Resources, Inc. (a)	420	43,651
ConocoPhillips Co.	2,840	206,752
CONSOL Energy, Inc.	2,705	96,244
Devon Energy Corp.	400	24,248
Double Eagle Petroleum Co. (a)	433	979
Energen Corp.	135	9,743
EOG Resources, Inc.	488	80,520
EQT Corp.	1,056	89,876
Exxon Mobil Corp.	11,970	1,118,956
Hess Corp.	1,300	105,469
InterOil Corp. (a)	202	17,857
Marathon Oil Corp.	200	7,208
Markwest Energy Partners LP	233	16,093
MPLX LP	100	3,812
Noble Energy, Inc.	1,652	116,036
Northern Oil & Gas, Inc. (a)	1,161	18,518
Occidental Petroleum Corp.	6,064	575,837
Peabody Energy Corp.	3,216	58,531
Phillips 66 Co.	2,491	173,399
Phillips 66 Partners LP	200	6,588
Pioneer Natural Resources Co.	700	124,425
Range Resources Corp.	1,300	100,945
Royal Dutch Shell PLC Class A sponsored ADR	4,175	278,473
Southcross Energy Partners LP	300	5,814
Spectra Energy Corp.	2,800	93,940
Suncor Energy, Inc.	564	19,571
TAG Oil Ltd. (a)	2,460	8,149
TAG Oil Ltd. (c)	100	331
Talisman Energy, Inc.	3,600	42,588
Tesoro Corp.	4,227	247,829
The Williams Companies, Inc.	1,047	36,875
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	2,600	$ 118,872
WPX Energy, Inc. (a)	1,566	29,112
		5,787,743
TOTAL ENERGY		7,010,158
FINANCIALS - 14.3%
Capital Markets - 1.6%
AllianceBernstein Holding LP	389	8,632
Ameriprise Financial, Inc.	1,264	136,828
BlackRock, Inc. Class A	348	105,357
E*TRADE Financial Corp. (a)	2,300	41,216
Franklin Resources, Inc.	200	11,078
Goldman Sachs Group, Inc.	432	72,982
GP Investments Ltd. Class A (depositary receipt) (a)	53	92
Invesco Ltd.	4,146	144,488
KKR & Co. LP	571	13,550
Monex Group, Inc.	1,800	7,274
Morgan Stanley	6,596	206,455
Northern Trust Corp.	2,100	123,879
Oaktree Capital Group LLC Class A	170	9,472
State Street Corp.	3,100	225,091
TD Ameritrade Holding Corp.	1,900	54,682
The Blackstone Group LP	538	15,376
UBS AG (NY Shares)	1,459	27,721
		1,204,173
Commercial Banks - 2.4%
Barclays PLC sponsored ADR	1,250	22,225
CIT Group, Inc.	2,589	130,693
KBC Groupe SA	86	4,908
M&T Bank Corp.	1,830	211,109
Nordea Bank AB	800	10,336
PNC Financial Services Group, Inc.	1,400	107,730
U.S. Bancorp	10,960	429,851
Wells Fargo & Co.	20,043	882,293
Zions Bancorporation	1,000	29,330
		1,828,475
Consumer Finance - 1.5%
American Express Co.	7,758	665,636
Capital One Financial Corp.	2,826	202,426
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	5,485	$ 292,351
SLM Corp.	573	15,270
		1,175,683
Diversified Financial Services - 4.8%
ASAC II LP (d)	1,527	17,508
Bank of America Corp.	25,395	401,749
Berkshire Hathaway, Inc. Class B (a)	2,559	298,200
Citigroup, Inc.	20,923	1,107,245
CME Group, Inc.	1,516	124,236
IntercontinentalExchange Group, Inc.	1,252	267,039
JPMorgan Chase & Co.	22,069	1,262,788
McGraw-Hill Companies, Inc.	2,652	197,574
PICO Holdings, Inc. (a)	375	9,086
		3,685,425
Insurance - 2.6%
ACE Ltd.	1,296	133,203
AFLAC, Inc.	163	10,818
Allied World Assurance Co. Holdings Ltd.	40	4,506
Allstate Corp.	6,694	363,283
American International Group, Inc.	1,907	94,873
Arthur J. Gallagher & Co.	100	4,654
Assured Guaranty Ltd.	1,075	25,241
Axis Capital Holdings Ltd.	59	2,899
CNA Financial Corp.	600	24,912
Everest Re Group Ltd.	42	6,587
Fidelity National Financial, Inc. Class A	1,900	55,233
Hartford Financial Services Group, Inc.	2,075	73,932
Lincoln National Corp.	753	38,651
Loews Corp.	1,200	56,820
Marsh & McLennan Companies, Inc.	6,399	303,633
MetLife, Inc.	4,999	260,898
Progressive Corp.	4,400	122,892
Prudential PLC	155	3,306
The Chubb Corp.	200	19,290
The Travelers Companies, Inc.	223	20,235
Unum Group	3,000	100,710
XL Group PLC Class A	7,700	246,323
		1,972,899
Real Estate Investment Trusts - 1.2%
American Tower Corp.	4,538	352,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.	900	$ 106,704
Beni Stabili SpA SIIQ	2,119	1,435
Boston Properties, Inc.	500	49,745
Cousins Properties, Inc.	67	718
Digital Realty Trust, Inc.	550	25,982
General Growth Properties, Inc.	900	18,675
Prologis, Inc.	156	5,917
Public Storage	100	15,270
Simon Property Group, Inc.	1,318	197,502
SL Green Realty Corp.	200	18,094
Vornado Realty Trust	1,200	105,516
Weyerhaeuser Co.	2,143	64,569
		963,047
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	39	945
CSI Properties Ltd.	60,000	2,438
Realogy Holdings Corp. (a)	3,217	152,454
		155,837
Thrifts & Mortgage Finance - 0.0%
WSFS Financial Corp.	100	7,594
TOTAL FINANCIALS		10,993,133
HEALTH CARE - 11.8%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	700	87,150
Alnylam Pharmaceuticals, Inc. (a)	313	19,156
Amgen, Inc.	2,302	262,612
Biogen Idec, Inc. (a)	778	226,375
Celgene Corp. (a)	1,016	164,358
Gilead Sciences, Inc. (a)	6,656	497,935
Grifols SA ADR	467	16,034
Incyte Corp. (a)	300	13,980
Infinity Pharmaceuticals, Inc. (a)	205	2,995
Isis Pharmaceuticals, Inc. (a)	211	8,178
KaloBios Pharmaceuticals, Inc. (c)	323	1,370
Regeneron Pharmaceuticals, Inc. (a)	200	58,772
Theravance, Inc. (a)	409	15,444
Vertex Pharmaceuticals, Inc. (a)	509	35,335
		1,409,694
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	4,100	$ 156,579
Ansell Ltd.	200	3,697
Baxter International, Inc.	1,050	71,873
Becton, Dickinson & Co.	1,500	162,885
Boston Scientific Corp. (a)	4,094	47,409
Covidien PLC	3,500	238,910
DENTSPLY International, Inc.	1,500	71,340
Genmark Diagnostics, Inc. (a)	627	7,461
Hill-Rom Holdings, Inc.	200	8,282
Intuitive Surgical, Inc. (a)	246	92,717
St. Jude Medical, Inc.	1,300	75,946
Stryker Corp.	2,741	203,985
The Cooper Companies, Inc.	100	13,174
Zimmer Holdings, Inc.	100	9,141
		1,163,399
Health Care Providers & Services - 2.0%
Aetna, Inc.	1,900	130,967
AmerisourceBergen Corp.	266	18,761
AmSurg Corp. (a)	127	6,137
Cardinal Health, Inc.	255	16,473
DaVita, Inc. (a)	131	7,801
Emeritus Corp. (a)	260	5,853
Express Scripts Holding Co. (a)	5,721	385,309
HCA Holdings, Inc.	900	41,778
Humana, Inc.	300	31,197
McKesson Corp.	1,641	272,225
Qualicorp SA (a)	300	2,804
Quest Diagnostics, Inc.	600	36,564
Surgical Care Affiliates, Inc.	262	7,975
UnitedHealth Group, Inc.	5,817	433,250
WellPoint, Inc.	1,500	139,320
		1,536,414
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,358	179,888
Lonza Group AG	66	6,149
Thermo Fisher Scientific, Inc.	1,592	160,553
		346,590
Pharmaceuticals - 6.0%
AbbVie, Inc.	7,319	354,606
Actavis PLC (a)	1,752	285,699
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,618	$ 157,027
Bayer AG	64	8,540
Biodelivery Sciences International, Inc. (a)	1,110	5,328
Bristol-Myers Squibb Co.	1,105	56,775
Cadence Pharmaceuticals, Inc. (a)	855	7,712
Eli Lilly & Co.	2,100	105,462
Horizon Pharma, Inc. (a)	1,795	12,960
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	172	519
warrants 9/25/17 (a)	550	1,551
Johnson & Johnson	10,060	952,280
Merck & Co., Inc.	7,600	378,708
Novartis AG sponsored ADR	18	1,424
Novo Nordisk A/S Series B	70	12,514
Perrigo Co.	145	22,604
Pfizer, Inc.	45,527	1,444,572
Sanofi SA	852	90,021
Teva Pharmaceutical Industries Ltd. sponsored ADR	382	15,570
Valeant Pharmaceuticals International, Inc. (Canada) (a)	121	13,267
Zoetis, Inc. Class A	22,579	703,336
		4,630,475
TOTAL HEALTH CARE		9,086,572
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.8%
General Dynamics Corp.	844	77,361
Honeywell International, Inc.	3,768	333,506
L-3 Communications Holdings, Inc.	101	10,449
Lockheed Martin Corp.	2,090	296,090
Meggitt PLC	1,200	9,800
Northrop Grumman Corp.	3,797	427,846
Precision Castparts Corp.	900	232,605
Raytheon Co.	4,102	363,765
Textron, Inc.	2,000	66,460
The Boeing Co.	4,135	555,124
United Technologies Corp.	4,754	527,028
		2,900,034
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	500	$ 21,720
FedEx Corp.	2,339	324,419
United Parcel Service, Inc. Class B	1,651	169,029
		515,168
Airlines - 0.5%
Delta Air Lines, Inc.	9,725	281,831
United Continental Holdings, Inc. (a)	3,300	129,525
		411,356
Building Products - 0.1%
A.O. Smith Corp.	160	8,664
Masco Corp.	1,177	26,388
		35,052
Commercial Services & Supplies - 0.8%
Iron Mountain, Inc.	1,836	51,628
KAR Auction Services, Inc.	300	8,277
Republic Services, Inc.	240	8,378
Stericycle, Inc. (a)	600	70,488
Tyco International Ltd.	13,238	504,897
Waste Management, Inc.	155	7,080
		650,748
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	1,700	50,337
URS Corp.	436	22,659
		72,996
Electrical Equipment - 0.7%
AMETEK, Inc.	186	9,155
Eaton Corp. PLC	3,693	268,333
Emerson Electric Co.	1,650	110,534
EnerSys	100	7,135
Generac Holdings, Inc.	339	18,055
Hubbell, Inc. Class B	400	43,164
Prysmian SpA	500	13,058
Regal-Beloit Corp.	139	10,228
Roper Industries, Inc.	163	21,141
		500,803
Industrial Conglomerates - 1.7%
3M Co.	2,825	377,166
Danaher Corp.	4,885	365,398
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	19,917	$ 530,987
Koninklijke Philips Electronics NV	400	14,304
		1,287,855
Machinery - 1.6%
Andritz AG	100	6,341
Cummins, Inc.	2,548	337,253
Dover Corp.	730	66,240
Flowserve Corp.	4,597	328,134
Global Brass & Copper Holdings, Inc.	300	4,950
Illinois Tool Works, Inc.	172	13,688
Ingersoll-Rand PLC	911	65,064
Joy Global, Inc.	945	53,449
Manitowoc Co., Inc.	770	15,854
Parker Hannifin Corp.	2,080	245,107
Pentair Ltd.	191	13,508
Stanley Black & Decker, Inc.	732	59,577
Weg SA	200	2,716
Xylem, Inc.	1,000	34,560
		1,246,441
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	888	3,010
Professional Services - 0.2%
Dun & Bradstreet Corp.	208	24,305
Huron Consulting Group, Inc. (a)	100	5,944
Michael Page International PLC	800	6,218
Robert Half International, Inc.	600	23,178
Towers Watson & Co.	740	83,324
		142,969
Road & Rail - 1.0%
Canadian National Railway Co.	1,371	154,435
Canadian Pacific Railway Ltd.	574	88,238
Con-way, Inc.	131	5,422
CSX Corp.	2,838	77,392
Norfolk Southern Corp.	1,495	131,097
Union Pacific Corp.	2,137	346,279
		802,863
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,000	46,530
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Houston Wire & Cable Co.	416	$ 5,616
W.W. Grainger, Inc.	200	51,584
		103,730
TOTAL INDUSTRIALS		8,673,025
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	15,416	327,590
Juniper Networks, Inc. (a)	1,900	38,513
Motorola Solutions, Inc.	1,200	79,056
QUALCOMM, Inc.	11,010	810,116
		1,255,275
Computers & Peripherals - 3.6%
Apple, Inc.	4,094	2,276,552
Electronics for Imaging, Inc. (a)	200	7,920
EMC Corp.	7,722	184,170
SanDisk Corp.	600	40,890
Western Digital Corp.	3,001	225,195
		2,734,727
Electronic Equipment & Components - 0.3%
Avnet, Inc.	866	34,553
Corning, Inc.	2,222	37,952
TE Connectivity Ltd.	2,463	129,849
Trimble Navigation Ltd. (a)	1,500	47,850
		250,204
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	1,700	76,024
Criteo SA sponsored ADR	136	4,910
eBay, Inc. (a)	6,252	315,851
Equinix, Inc. (a)	500	80,350
Facebook, Inc. Class A (a)	2,767	130,077
Google, Inc. Class A (a)	1,338	1,417,731
Mail.Ru Group Ltd. GDR (Reg. S)	100	4,135
Twitter, Inc.	800	33,256
Velti PLC (d)	976	80
VeriSign, Inc. (a)	1,000	56,860
Yahoo!, Inc. (a)	1,844	68,191
		2,187,465
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 3.2%
Accenture PLC Class A	1,853	$ 143,552
Amdocs Ltd.	1,358	54,945
Automatic Data Processing, Inc.	1,600	128,032
Cognizant Technology Solutions Corp. Class A (a)	1,375	129,099
Computer Sciences Corp.	16	842
ExlService Holdings, Inc. (a)	159	4,191
Fidelity National Information Services, Inc.	1,793	90,869
IBM Corp.	1,802	323,783
MasterCard, Inc. Class A	552	419,967
Total System Services, Inc.	600	18,630
Visa, Inc. Class A	5,597	1,138,766
		2,452,676
Office Electronics - 0.0%
Xerox Corp.	2,324	26,447
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	2,720	87,720
Applied Materials, Inc.	7,700	133,210
ASML Holding NV	104	9,712
Atmel Corp. (a)	4,200	32,130
Avago Technologies Ltd.	2,101	93,978
Broadcom Corp. Class A	4,700	125,443
Intel Corp.	11,655	277,855
Linear Technology Corp.	9,940	422,947
LSI Corp.	5,950	48,017
LTX-Credence Corp. (a)	762	5,502
Maxim Integrated Products, Inc.	229	6,522
NXP Semiconductors NV (a)	240	10,200
Samsung Electronics Co. Ltd.	15	21,177
Skyworks Solutions, Inc. (a)	375	9,971
Texas Instruments, Inc.	1,610	69,230
		1,353,614
Software - 3.1%
Activision Blizzard, Inc.	1,048	18,036
Adobe Systems, Inc. (a)	115	6,530
Autodesk, Inc. (a)	4,100	185,525
Check Point Software Technologies Ltd. (a)	1,200	74,232
Citrix Systems, Inc. (a)	2,277	135,072
Comverse, Inc.	104	3,484
Constellation Software, Inc.	38	6,751
Electronic Arts, Inc. (a)	540	11,977
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	100	$ 7,423
Microsoft Corp.	30,609	1,167,121
Oracle Corp.	12,838	453,053
Red Hat, Inc. (a)	5,515	258,378
Symantec Corp.	222	4,993
TIBCO Software, Inc. (a)	855	20,665
		2,353,240
TOTAL INFORMATION TECHNOLOGY		12,613,648
MATERIALS - 4.5%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	1,002	109,048
Airgas, Inc.	200	21,726
Axiall Corp.	223	10,102
Cabot Corp.	450	21,960
Celanese Corp. Class A	1,500	84,195
Chemtura Corp. (a)	99	2,614
Eastman Chemical Co.	872	67,170
Ecolab, Inc.	2,500	267,925
LyondellBasell Industries NV Class A	1,579	121,867
Monsanto Co.	5,589	633,401
Potash Corp. of Saskatchewan, Inc.	1,100	34,826
PPG Industries, Inc.	502	92,398
Praxair, Inc.	1,200	151,512
Rockwood Holdings, Inc.	8,738	598,203
Royal DSM NV	47	3,689
RPM International, Inc.	244	9,662
Sherwin-Williams Co.	500	91,515
The Dow Chemical Co.	1,300	50,778
The Mosaic Co.	1,910	91,489
W.R. Grace & Co. (a)	459	44,078
		2,508,158
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	600	57,936
Vulcan Materials Co.	3,241	182,695
		240,631
Containers & Packaging - 0.4%
Ball Corp.	1,000	49,980
MeadWestvaco Corp.	6,333	222,352
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Nampak Ltd.	1,500	$ 5,779
Rock-Tenn Co. Class A	100	9,442
		287,553
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (Canada)	3,636	100,263
Freeport-McMoRan Copper & Gold, Inc.	3,447	119,576
Ivanhoe Mine Ltd. (a)(c)	1,632	3,225
Newmont Mining Corp.	1,100	27,313
Nucor Corp.	1,400	71,484
Randgold Resources Ltd. sponsored ADR	159	11,249
Turquoise Hill Resources Ltd. (a)	680	2,803
U.S. Silica Holdings, Inc.	700	24,157
		360,070
Paper & Forest Products - 0.1%
Boise Cascade Co.	200	5,132
International Paper Co.	1,986	92,647
		97,779
TOTAL MATERIALS		3,494,191
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	9,600	338,016
CenturyLink, Inc.	2,098	64,409
Verizon Communications, Inc.	11,605	575,840
		978,265
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L sponsored ADR	1,632	37,928
Crown Castle International Corp. (a)	1,500	111,345
Mobile TeleSystems OJSC sponsored ADR	352	7,420
SBA Communications Corp. Class A (a)	873	74,353
SoftBank Corp.	100	8,092
T-Mobile U.S., Inc. (a)	200	5,202
Telephone & Data Systems, Inc.	197	5,479
Vodafone Group PLC	3,000	11,122
Vodafone Group PLC sponsored ADR	6,509	241,419
		502,360
TOTAL TELECOMMUNICATION SERVICES		1,480,625
Common Stocks - continued
	Shares	Value
UTILITIES - 2.6%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	3,700	$ 174,122
Edison International	9,162	423,376
Entergy Corp.	1,700	105,213
Exelon Corp.	2,357	63,427
FirstEnergy Corp.	1,600	52,208
ITC Holdings Corp.	2,918	264,021
NextEra Energy, Inc.	100	8,459
Northeast Utilities	1,105	45,393
Xcel Energy, Inc.	218	6,108
		1,142,327
Gas Utilities - 0.0%
BW LPG Ltd. (a)	706	5,704
National Fuel Gas Co.	199	13,429
		19,133
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	2,400	45,384
NRG Energy, Inc.	3,900	103,194
The AES Corp.	12,922	188,274
		336,852
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	3,438	80,552
CMS Energy Corp.	2,300	61,042
Dominion Resources, Inc.	300	19,473
DTE Energy Co.	1,431	95,505
NiSource, Inc.	1,900	60,078
PG&E Corp.	3,195	128,982
Sempra Energy	267	23,613
TECO Energy, Inc.	1,700	28,968
		498,213
TOTAL UTILITIES		1,996,525
TOTAL COMMON STOCKS (Cost $54,805,396)		72,023,075
Preferred Stocks - 0.1%
	Shares	Value
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Mobileye NV Series F (a)(d)	167	$ 5,828
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	39	10,350
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	306	34,698
TOTAL NONCONVERTIBLE PREFERRED STOCKS		45,048
TOTAL PREFERRED STOCKS (Cost $39,475)		50,876
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	3,641
Equity Funds - 1.2%
	Shares
Sector Funds - 1.2%
Health Care Select Sector SPDR ETF	2,971	164,177
Market Vectors Oil Services ETF	2,294	111,007
Vanguard Consumer Staples ETF	5,890	657,736
TOTAL EQUITY FUNDS (Cost $735,173)		932,920
Money Market Funds - 5.0%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $3,872,013)	3,872,013	$ 3,872,013
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $59,457,057)		76,882,525
NET OTHER ASSETS (LIABILITIES) - 0.2%		171,243
NET ASSETS - 100%		$ 77,053,768
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 2,255,125	$ 142,346

The face value of futures purchased as a percentage of net assets is 2.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,874 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,416 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
Mobileye NV Series F	8/15/13	$ 5,828
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,111,887	$ 10,111,887	$ -	$ -
Consumer Staples	6,608,359	6,591,010	17,349	-
Energy	7,010,158	7,010,158	-	-
Financials	10,993,133	10,972,319	3,306	17,508
Health Care	9,086,572	8,981,967	104,605	-
Industrials	8,673,025	8,658,721	14,304	-
Information Technology	12,619,476	12,613,568	80	5,828
Materials	3,494,191	3,494,191	-	-
Telecommunication Services	1,480,625	1,469,503	11,122	-
Utilities	1,996,525	1,996,525	-	-
Corporate Bonds	3,641	-	3,641	-
Equity Funds	932,920	932,920	-	-
Money Market Funds	3,872,013	3,872,013	-	-
Total Investments in Securities:	$ 76,882,525	$ 76,704,782	$ 154,407	$ 23,336
Derivative Instruments:
Assets
Futures Contracts	$ 142,346	$ 142,346	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 142,346	$ -
Total Value of Derivatives	$ 142,346	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,457,057)		$ 76,882,525
Segregated cash with brokers for derivative instruments		102,505
Cash		2,544
Foreign currency held at value (cost $519)		519
Receivable for investments sold		480,549
Receivable for fund shares sold		1,043
Dividends receivable		146,695
Interest receivable		69
Prepaid expenses		167
Receivable from investment adviser for expense reductions		11,330
Other receivables		64
Total assets		77,628,010

Liabilities
Payable for investments purchased	$ 422,800
Payable for fund shares redeemed	753
Accrued management fee	37,837
Distribution and service plan fees payable	14
Payable for daily variation margin for derivative instruments	250
Other affiliated payables	7,981
Custodian fees payable	84,392
Other payables and accrued expenses	20,215
Total liabilities		574,242

Net Assets		$ 77,053,768
Net Assets consist of:
Paid in capital		$ 56,882,722
Undistributed net investment income		289,327
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,313,898
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,567,821
Net Assets		$ 77,053,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Core Multi-Manager: Net Asset Value, offering price and redemption price per share ($76,145,218 ÷ 5,507,911.7 shares)	$ 13.82

Class F: Net Asset Value, offering price and redemption price per share ($703,751 ÷ 50,878.7 shares)	$ 13.83

Class L: Net Asset Value, offering price and redemption price per share ($102,406 ÷ 7,407.4 shares)	$ 13.82

Class N: Net Asset Value, offering price and redemption price per share ($102,393 ÷ 7,407.4 shares)	$ 13.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 633,243
Interest		253
Total income		633,496

Expenses
Management fee	$ 217,954
Transfer agent fees	33,134
Distribution and service plan fees	14
Accounting fees and expenses	13,845
Custodian fees and expenses	139,513
Independent trustees' compensation	400
Registration fees	17,249
Audit	20,779
Legal	265
Miscellaneous	339
Total expenses before reductions	443,492
Expense reductions	(98,745)	344,747
Net investment income (loss)		288,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,476,350
Foreign currency transactions	(20)
Futures contracts	127,190
Total net realized gain (loss)		2,603,520
Change in net unrealized appreciation (depreciation) on: Investment securities	5,151,221
Assets and liabilities in foreign currencies	(3)
Futures contracts	64,833
Total change in net unrealized appreciation (depreciation)		5,216,051
Net gain (loss)		7,819,571
Net increase (decrease) in net assets resulting from operations		$ 8,108,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 288,749	$ 672,558
Net realized gain (loss)	2,603,520	3,140,232
Change in net unrealized appreciation (depreciation)	5,216,051	10,283,963
Net increase (decrease) in net assets resulting from operations	8,108,320	14,096,753
Distributions to shareholders from net investment income	(250,495)	(616,044)
Distributions to shareholders from net realized gain	(3,183,056)	(1,011,610)
Total distributions	(3,433,551)	(1,627,654)
Share transactions - net increase (decrease)	4,471,023	2,172,660
Total increase (decrease) in net assets	9,145,792	14,641,759

Net Assets
Beginning of period	67,907,976	53,266,217
End of period (including undistributed net investment income of $289,327 and undistributed net investment income of $251,073, respectively)	$ 77,053,768	$ 67,907,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Multi-Manager

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13	.05
Net realized and unrealized gain (loss)	1.41	2.60	.57
Total from investment operations	1.46	2.73	.62
Distributions from net investment income	(.05)	(.12)	(.01)
Distributions from net realized gain	(.61)	(.20)	-
Total distributions	(.66)	(.32)	(.01)
Net asset value, end of period	$ 13.82	$ 13.02	$ 10.61
Total Return B, C	11.79%	26.33%	6.24%
Ratios to Average Net Assets F
Expenses before reductions	1.25% A	1.03%	1.10% A
Expenses net of fee waivers, if any	.97% A	.97%	.97% A
Expenses net of all reductions	.97% A	.96%	.97% A
Net investment income (loss)	.81% A	1.12%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,145	$ 67,623	$ 53,266
Portfolio turnover rate G	118% A	95%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2013	Year ended May 31,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.06	.06
Net realized and unrealized gain (loss)	1.41	1.46
Total from investment operations	1.47	1.52
Distributions from net investment income	(.05)	(.08)
Distributions from net realized gain	(.61)	(.04)
Total distributions	(.66)	(.12)
Net asset value, end of period	$ 13.83	$ 13.02
Total Return B, C	11.88%	13.22%
Ratios to Average Net Assets F
Expenses before reductions	1.15% A	.96% A
Expenses net of fee waivers, if any	.87% A	.87% A
Expenses net of all reductions	.87% A	.86% A
Net investment income (loss)	.91% A	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 704	$ 285
Portfolio turnover rate G	118% A	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 13.82
Total Return B, C	2.37%
Ratios to Average Net Assets F
Expenses before reductions	1.11% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate G	118% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 13.82
Total Return B, C	2.37%
Ratios to Average Net Assets F
Expenses before reductions	1.38% A
Expenses net of fee waivers, if any	1.22% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate G	118% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Core Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,655,476
Gross unrealized depreciation	(434,700)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,220,776

Tax cost	$ 59,661,749

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $127,190 and a change in net unrealized appreciation (depreciation) of $64,833 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $40,203,420 and $40,079,953, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .61% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P., Cornerstone Investment Partners, LLC, First Eagle Investment Management, LLC, Lazard Asset Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 14	$ 14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Core Multi-Manager	$ 33,124.09
Class L	5.10
Class N	5.10
	$ 33,134

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,190 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $4,608.

The investment adviser has also contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement

Core Multi-Manager	.97%	$ 93,353
Class F	.87%	605
Class L	.97%	8
Class N	1.22%	8

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $163 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net investment income
Core Multi-Manager	$ 249,277	$ 614,340
Class F	1,218	1,704
Total	$ 250,495	$ 616,044
From net realized gain
Core Multi-Manager	$ 3,167,899	$ 1,010,810
Class F	15,157	800
Total	$ 3,183,056	$ 1,011,610

A Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013 B	Year ended May 31, 2013 A	Six months ended November 30, 2013 B	Year ended May 31, 2013 A
Core Multi-Manager
Shares sold	50,365	36,851	$ 646,655	$ 435,299
Reinvestment of distributions	276,024	148,077	3,417,176	1,625,150
Shares redeemed	(13,422)	(12,229)	(172,257)	(142,196)
Net increase (decrease)	312,967	172,699	$ 3,891,574	$ 1,918,253
Class F
Shares sold	31,526	22,429	$ 413,556	$ 261,819
Reinvestment of distributions	1,323	220	16,375	2,504
Shares redeemed	(3,845)	(774)	(50,482)	(9,916)
Net increase (decrease)	29,004	21,875	$ 379,449	$ 254,407
Class L
Shares sold	7,407	-	$ 100,000	$ -
Class N
Shares sold	7,407	-	$ 100,000	$ -

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

B Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 98% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Cornerstone Investment Partners, LLC (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.97% of the class' average net assets through July 31, 2015. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, First Eagle, Lazard, OppenheimerFunds, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 52% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2015 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Strategic Advisers Core Multi-Manager Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2012 it had approved a Sub-Advisory Agreement with T. Rowe Price contained an additional breakpoint. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Semiannual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Cornerstone Investment Partners, LLC

First Eagle Investment Management, LLC

Lazard Asset Management, LLC

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMC-L-MMC-N-SANN-0114
1.9585622.100

Strategic Advisers®
Growth Multi-Manager Fund -
Class L and Class N

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013) for Growth Multi-Manager and Class F and for the period (November 12, 2013 to November 30, 2013) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During Period
Growth Multi-Manager	.81%
Actual		$ 1,000.00	$ 1,154.90	$ 4.38 C
Hypothetical A		$ 1,000.00	$ 1,021.01	$ 4.10 D
Class F	.71%
Actual		$ 1,000.00	$ 1,155.40	$ 3.84 C
Hypothetical A		$ 1,000.00	$ 1,021.51	$ 3.60 D
Class L	.68%
Actual		$ 1,000.00	$ 1,027.20	$ .36 C
Hypothetical A		$ 1,000.00	$ 1,021.66	$ 3.45 D
Class N	.93%
Actual		$ 1,000.00	$ 1,027.20	$ .49 C
Hypothetical A		$ 1,000.00	$ 1,020.41	$ 4.71 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Growth Multi-Manager and Class F and multiplied by 19/365 (to reflect the period November 12, 2013 to November 30, 2013) for Class L and Class N. The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.2
Google, Inc. Class A	3.4	3.2
Gilead Sciences, Inc.	3.1	3.1
Home Depot, Inc.	2.0	2.4
Vanguard Consumer Staples ETF	1.9	3.0
MasterCard, Inc. Class A	1.8	1.8
Las Vegas Sands Corp.	1.7	1.4
Visa, Inc. Class A	1.7	2.3
Philip Morris International, Inc.	1.5	2.3
Comcast Corp. Class A	1.4	0.6
	22.7
Top Five Market Sectors as of November 30, 2013
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.4	26.7
Consumer Discretionary	21.3	19.2
Health Care	14.3	13.0
Industrials	11.2	10.6
Consumer Staples	7.0	8.1
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Stocks 92.5%	Stocks 93.1%
Large Growth Funds 0.1%	Large Growth Funds 0.1%
Sector Funds 1.9%	Sector Funds 3.0%
Short-Term Investments and Net Other Assets (Liabilities) 5.5%	Short-Term Investments and Net Other Assets (Liabilities) 3.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 0.8%
Delphi Automotive PLC	985	$ 57,672
Johnson Controls, Inc.	3,575	180,573
Lear Corp.	2,360	195,668
TRW Automotive Holdings Corp. (a)	2,700	209,520
		643,433
Automobiles - 1.3%
Ford Motor Co.	10,020	171,142
General Motors Co. (a)	7,498	290,398
Harley-Davidson, Inc.	6,084	407,750
Tesla Motors, Inc. (a)	726	92,405
		961,695
Hotels, Restaurants & Leisure - 4.8%
Dunkin' Brands Group, Inc.	1,961	96,050
Las Vegas Sands Corp.	17,621	1,263,073
McDonald's Corp.	4,033	392,693
MGM Mirage, Inc. (a)	4,500	86,355
Panera Bread Co. Class A (a)	671	118,693
Starbucks Corp.	7,914	644,674
Starwood Hotels & Resorts Worldwide, Inc.	2,506	186,647
Wyndham Worldwide Corp.	1,570	112,585
Wynn Resorts Ltd.	4,140	686,702
		3,587,472
Household Durables - 0.7%
Harman International Industries, Inc.	5,186	420,273
Mohawk Industries, Inc. (a)	868	121,537
		541,810
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	1,520	598,302
Expedia, Inc.	1,230	78,339
Groupon, Inc. Class A (a)	11,261	101,912
priceline.com, Inc. (a)	543	647,435
TripAdvisor, Inc. (a)	318	28,086
zulily, Inc.	751	26,277
		1,480,351
Media - 5.1%
Aimia, Inc.	2,960	52,372
CBS Corp. Class B	15,806	925,599
Charter Communications, Inc. Class A (a)	695	93,895
Cinemark Holdings, Inc.	2,110	69,609
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	20,778	$ 1,036,199
DIRECTV (a)	1,641	108,487
Morningstar, Inc.	842	70,231
Omnicom Group, Inc.	3,180	227,211
Time Warner Cable, Inc.	3,530	487,917
Twenty-First Century Fox, Inc. Class A	13,632	456,536
Viacom, Inc. Class B (non-vtg.)	4,030	323,085
		3,851,141
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	2,191	121,929
Macy's, Inc.	2,341	124,682
		246,611
Specialty Retail - 4.8%
AutoZone, Inc. (a)	832	384,051
Best Buy Co., Inc.	5,087	206,278
Home Depot, Inc.	18,489	1,491,508
L Brands, Inc.	3,019	196,205
Lowe's Companies, Inc.	4,700	223,156
O'Reilly Automotive, Inc. (a)	1,789	223,553
PetSmart, Inc.	1,488	110,276
Ross Stores, Inc.	975	74,549
Sally Beauty Holdings, Inc. (a)	712	20,036
TJX Companies, Inc.	10,130	636,974
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	443	56,234
		3,622,820
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	1,678	118,584
Hanesbrands, Inc.	3,634	254,743
Michael Kors Holdings Ltd. (a)	1,517	123,711
NIKE, Inc. Class B	6,453	510,690
Under Armour, Inc. Class A (sub. vtg.) (a)	1,485	119,840
		1,127,568
TOTAL CONSUMER DISCRETIONARY		16,062,901
CONSUMER STAPLES - 7.0%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	5,185	529,440
Coca-Cola Enterprises, Inc.	1,490	62,491
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	865	$ 51,191
PepsiCo, Inc.	6,609	558,196
The Coca-Cola Co.	2,230	89,624
		1,290,942
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	10,496	702,812
Kroger Co.	9,425	393,494
Rite Aid Corp. (a)	8,950	52,984
Walgreen Co.	2,100	124,320
		1,273,610
Food Products - 1.6%
Archer Daniels Midland Co.	5,670	228,218
General Mills, Inc.	2,590	130,614
Green Mountain Coffee Roasters, Inc.	638	42,988
Kellogg Co.	2,220	134,621
Kraft Foods Group, Inc.	1,823	96,838
McCormick & Co., Inc. (non-vtg.)	1,587	109,503
Mead Johnson Nutrition Co. Class A	1,782	150,597
Mondelez International, Inc.	5,440	182,403
Tyson Foods, Inc. Class A	3,718	117,823
		1,193,605
Household Products - 0.3%
Colgate-Palmolive Co.	1,696	111,614
Energizer Holdings, Inc.	1,282	141,469
		253,083
Tobacco - 1.7%
Lorillard, Inc.	2,697	138,437
Philip Morris International, Inc.	13,482	1,153,250
		1,291,687
TOTAL CONSUMER STAPLES		5,302,927
ENERGY - 3.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	4,000	227,840
Cameron International Corp. (a)	3,914	216,796
Halliburton Co.	3,625	190,965
National Oilwell Varco, Inc.	5,022	409,293
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	1,170	$ 90,312
Schlumberger Ltd.	6,116	540,777
		1,675,983
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.	2,940	268,981
Cabot Oil & Gas Corp.	3,544	122,091
Denbury Resources, Inc. (a)	12,690	211,669
Exxon Mobil Corp.	802	74,971
Marathon Petroleum Corp.	1,207	99,867
Occidental Petroleum Corp.	2,840	269,686
Range Resources Corp.	606	47,056
Valero Energy Corp.	1,760	80,467
		1,174,788
TOTAL ENERGY		2,850,771
FINANCIALS - 4.4%
Capital Markets - 0.4%
Charles Schwab Corp.	9,010	220,565
Goldman Sachs Group, Inc.	465	78,557
		299,122
Commercial Banks - 0.4%
Regions Financial Corp.	13,800	134,274
Wells Fargo & Co.	4,200	184,884
		319,158
Consumer Finance - 1.0%
Capital One Financial Corp.	4,860	348,122
Discover Financial Services	6,732	358,816
		706,938
Diversified Financial Services - 0.8%
Citigroup, Inc.	2,255	119,335
CME Group, Inc.	630	51,629
JPMorgan Chase & Co.	2,950	168,799
Moody's Corp.	1,694	126,423
MSCI, Inc. Class A (a)	3,116	138,319
		604,505
Insurance - 1.0%
Allstate Corp.	3,795	205,955
Arch Capital Group Ltd. (a)	1,974	116,130
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	1,550	$ 243,087
MetLife, Inc.	1,540	80,373
Progressive Corp.	4,589	128,171
		773,716
Real Estate Investment Trusts - 0.8%
American Tower Corp.	6,731	523,470
Public Storage	545	83,222
		606,692
TOTAL FINANCIALS		3,310,131
HEALTH CARE - 14.3%
Biotechnology - 6.5%
Alnylam Pharmaceuticals, Inc. (a)	186	11,383
Amgen, Inc.	5,588	637,479
Biogen Idec, Inc. (a)	3,155	918,010
Celgene Corp. (a)	5,619	908,986
Gilead Sciences, Inc. (a)	31,468	2,354,121
Ironwood Pharmaceuticals, Inc. Class A (a)	2,481	28,333
		4,858,312
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	3,150	215,618
Intuitive Surgical, Inc. (a)	357	134,553
Medtronic, Inc.	4,650	266,538
The Cooper Companies, Inc.	1,702	224,221
		840,930
Health Care Providers & Services - 2.3%
Aetna, Inc.	2,344	161,572
Cardinal Health, Inc.	2,340	151,164
CIGNA Corp.	2,474	216,351
Express Scripts Holding Co. (a)	5,970	402,080
HCA Holdings, Inc.	8,510	395,034
McKesson Corp.	1,903	315,689
Qualicorp SA (a)	4,304	40,233
WellPoint, Inc.	732	67,988
		1,750,111
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,180	154,781
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	4,270	$ 228,744
Illumina, Inc. (a)	2,367	231,966
Thermo Fisher Scientific, Inc.	1,342	135,341
		596,051
Pharmaceuticals - 3.4%
Actavis PLC (a)	1,730	282,111
Bristol-Myers Squibb Co.	9,167	471,000
Endo Health Solutions, Inc. (a)	4,324	290,530
Johnson & Johnson	6,321	598,346
Merck & Co., Inc.	5,850	291,506
Mylan, Inc. (a)	3,102	136,891
Pfizer, Inc.	5,476	173,753
Shire PLC sponsored ADR	1,936	262,928
Zoetis, Inc. Class A	1,782	55,509
		2,562,574
TOTAL HEALTH CARE		10,762,759
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.9%
Honeywell International, Inc.	3,490	308,900
L-3 Communications Holdings, Inc.	1,105	114,323
Lockheed Martin Corp.	1,240	175,671
Northrop Grumman Corp.	1,375	154,935
Precision Castparts Corp.	1,773	458,232
Spirit AeroSystems Holdings, Inc. Class A (a)	2,070	67,565
Textron, Inc.	1,470	48,848
The Boeing Co.	7,071	949,282
Triumph Group, Inc.	1,120	82,813
United Technologies Corp.	4,941	547,759
		2,908,328
Air Freight & Logistics - 1.1%
FedEx Corp.	1,880	260,756
United Parcel Service, Inc. Class B	5,371	549,883
		810,639
Airlines - 0.4%
Delta Air Lines, Inc.	11,111	321,997
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Edenred SA	4,660	$ 168,115
Stericycle, Inc. (a)	573	67,316
		235,431
Electrical Equipment - 0.2%
Eaton Corp. PLC	1,487	108,045
Roper Industries, Inc.	553	71,724
		179,769
Industrial Conglomerates - 0.3%
Danaher Corp.	2,501	187,075
Machinery - 1.8%
Caterpillar, Inc.	3,912	330,955
Colfax Corp. (a)	836	48,555
Cummins, Inc.	1,941	256,911
Kennametal, Inc.	1,620	76,918
Pall Corp.	3,019	252,690
Pentair Ltd.	5,998	424,179
		1,390,208
Professional Services - 0.8%
Equifax, Inc.	1,459	98,234
IHS, Inc. Class A (a)	1,059	121,181
Intertek Group PLC	2,434	120,956
Towers Watson & Co.	1,600	180,160
Verisk Analytics, Inc. (a)	1,519	98,902
		619,433
Road & Rail - 2.4%
Canadian Pacific Railway Ltd.	3,973	610,748
Kansas City Southern	3,632	439,545
Union Pacific Corp.	4,577	741,657
		1,791,950
TOTAL INDUSTRIALS		8,444,830
INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	19,515	414,694
Motorola Solutions, Inc.	2,524	166,281
QUALCOMM, Inc.	12,532	922,105
		1,503,080
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.0%
3D Systems Corp. (a)	623	$ 46,825
Apple, Inc.	5,674	3,155,137
NCR Corp. (a)	2,972	103,871
SanDisk Corp.	2,140	145,841
Stratasys Ltd. (a)	202	23,790
Western Digital Corp.	3,620	271,645
		3,747,109
Electronic Equipment & Components - 0.1%
Corning, Inc.	4,435	75,750
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	2,797	125,082
Dropbox, Inc. (a)(c)	1,585	15,850
eBay, Inc. (a)	8,934	451,346
Facebook, Inc. Class A (a)	14,836	697,440
Google, Inc. Class A (a)	2,426	2,570,565
IAC/InterActiveCorp	2,910	166,481
LinkedIn Corp. (a)	1,676	375,474
MercadoLibre, Inc.	347	38,416
Qihoo 360 Technology Co. Ltd. ADR (a)	1,086	88,531
SINA Corp. (a)	356	27,437
Twitter, Inc.	3,142	130,613
Yahoo!, Inc. (a)	1,540	56,949
Yandex NV (a)	3,615	143,696
Yelp, Inc. (a)	613	37,203
Youku Tudou, Inc. ADR (a)	2,474	69,717
		4,994,800
IT Services - 5.6%
Accenture PLC Class A	2,051	158,891
Alliance Data Systems Corp. (a)	1,055	255,584
Fidelity National Information Services, Inc.	4,138	209,714
Fiserv, Inc. (a)	1,503	165,165
FleetCor Technologies, Inc. (a)	1,902	231,626
Gartner, Inc. Class A (a)	2,083	134,666
IBM Corp.	2,119	380,742
MasterCard, Inc. Class A	1,802	1,370,980
Vantiv, Inc. (a)	2,240	67,872
Visa, Inc. Class A	6,123	1,245,786
		4,221,026
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	1,823	58,792
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	25,607	$ 443,001
Broadcom Corp. Class A	4,530	120,906
First Solar, Inc. (a)	1,151	68,853
KLA-Tencor Corp.	975	62,273
Lam Research Corp. (a)	3,190	166,231
Linear Technology Corp.	2,019	85,908
LSI Corp.	14,855	119,880
Microchip Technology, Inc.	2,887	124,978
Xilinx, Inc.	7,188	319,363
		1,570,185
Software - 4.0%
Activision Blizzard, Inc.	8,440	145,252
Adobe Systems, Inc. (a)	4,360	247,561
Aspen Technology, Inc. (a)	2,960	117,009
CommVault Systems, Inc. (a)	1,250	93,563
Microsoft Corp.	16,520	629,908
NetSuite, Inc. (a)	457	43,909
Oracle Corp.	26,467	934,020
ServiceNow, Inc. (a)	966	51,304
SolarWinds, Inc. (a)	4,310	144,126
Solera Holdings, Inc.	2,603	173,750
Splunk, Inc. (a)	796	57,439
Symantec Corp.	4,723	106,220
Synopsys, Inc. (a)	3,192	116,923
TIBCO Software, Inc. (a)	3,900	94,263
Workday, Inc. Class A (a)	649	53,445
Zynga, Inc. (a)	7,331	31,890
		3,040,582
TOTAL INFORMATION TECHNOLOGY		19,152,532
MATERIALS - 3.5%
Chemicals - 3.1%
Ashland, Inc.	4,440	404,395
CF Industries Holdings, Inc.	1,145	248,900
LyondellBasell Industries NV Class A	3,984	307,485
Monsanto Co.	6,571	744,691
PPG Industries, Inc.	3,250	598,195
		2,303,666
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	489	$ 47,218
Containers & Packaging - 0.1%
Packaging Corp. of America	1,680	102,917
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	5,320	184,551
TOTAL MATERIALS		2,638,352
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.	18,883	88,372
Verizon Communications, Inc.	10,783	535,052
		623,424
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	5,825	432,390
TOTAL TELECOMMUNICATION SERVICES		1,055,814
UTILITIES - 0.2%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP	1,157	44,290
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	5,185	75,545
TOTAL UTILITIES		119,835
TOTAL COMMON STOCKS (Cost $50,525,253)		69,700,852
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Flipkart Series D (c)	365	8,376
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(c)	1,489	5,226
Nonconvertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Palantir Technologies, Inc.: - continued
Series H (c)	655	$ 2,299
Series H1 (c)	655	2,299
		9,824
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,530)		18,200
Equity Funds - 2.0%

Large Growth Funds - 0.1%
iShares Russell 1000 Growth Index ETF	653	54,780
Sector Funds - 1.9%
Vanguard Consumer Staples ETF	12,913	1,441,995
TOTAL EQUITY FUNDS (Cost $1,153,619)		1,496,775
Money Market Funds - 5.4%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $4,072,073)	4,072,073	4,072,073
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $55,768,475)		75,287,900
NET OTHER ASSETS (LIABILITIES) - 0.1%		54,948
NET ASSETS - 100%		$ 75,342,848
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
35 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2013	$ 2,943,500	$ 200,984

The face value of futures purchased as a percentage of net assets is 3.9%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,050 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,071,277	$ 16,062,901	$ -	$ 8,376
Consumer Staples	5,302,927	5,302,927	-	-
Energy	2,850,771	2,850,771	-	-
Financials	3,310,131	3,310,131	-	-
Health Care	10,762,759	10,762,759	-	-
Industrials	8,444,830	8,444,830	-	-
Information Technology	19,162,356	19,136,682	-	25,674
Materials	2,638,352	2,638,352	-	-
Telecommunication Services	1,055,814	1,055,814	-	-
Utilities	119,835	119,835	-	-
Equity Funds	1,496,775	1,496,775	-	-
Money Market Funds	4,072,073	4,072,073	-	-
Total Investments in Securities:	$ 75,287,900	$ 75,253,850	$ -	$ 34,050
Derivative Instruments:
Assets
Futures Contracts	$ 200,984	$ 200,984	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 200,984	$ -
Total Value of Derivatives	$ 200,984	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $55,768,475)		$ 75,287,900
Segregated cash with brokers for derivative instruments		57,750
Foreign currency held at value (cost $22,046)		21,442
Receivable for investments sold		117,229
Receivable for fund shares sold		1,481
Dividends receivable		97,965
Interest receivable		32
Receivable for daily variation margin for derivative instruments		3,150
Prepaid expenses		159
Other receivables		62
Total assets		75,587,170

Liabilities
Payable for investments purchased	$ 177,084
Accrued management fee	32,188
Distribution and service plan fees payable	14
Other affiliated payables	7,796
Audit fees payable	19,575
Other payables and accrued expenses	7,665
Total liabilities		244,322

Net Assets		$ 75,342,848
Net Assets consist of:
Paid in capital		$ 53,086,766
Undistributed net investment income		189,141
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,347,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,719,844
Net Assets		$ 75,342,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Growth Multi-Manager: Net Asset Value, offering price and redemption price per share ($74,523,344 ÷ 5,197,389 shares)	$ 14.34

Class F: Net Asset Value, offering price and redemption price per share ($614,026 ÷ 42,808 shares)	$ 14.34

Class L: Net Asset Value, offering price and redemption price per share ($102,746 ÷ 7,163 shares)	$ 14.34

Class N: Net Asset Value, offering price and redemption price per share ($102,732 ÷ 7,163 shares)	$ 14.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 471,547
Interest		162
Total income		471,709

Expenses
Management fee	$ 181,579
Transfer agent fees	32,066
Distribution and service plan fees	14
Accounting fees and expenses	13,343
Custodian fees and expenses	11,279
Independent trustees' compensation	383
Registration fees	16,951
Audit	20,775
Legal	253
Miscellaneous	297
Total expenses before reductions	276,940
Expense reductions	(42)	276,898
Net investment income (loss)		194,811
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,278,695
Foreign currency transactions	(20)
Futures contracts	230,262
Total net realized gain (loss)		2,508,937
Change in net unrealized appreciation (depreciation) on: Investment securities	7,252,714
Assets and liabilities in foreign currencies	(562)
Futures contracts	102,681
Total change in net unrealized appreciation (depreciation)		7,354,833
Net gain (loss)		9,863,770
Net increase (decrease) in net assets resulting from operations		$ 10,058,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,811	$ 347,614
Net realized gain (loss)	2,508,937	1,390,313
Change in net unrealized appreciation (depreciation)	7,354,833	9,860,024
Net increase (decrease) in net assets resulting from operations	10,058,581	11,597,951
Distributions to shareholders from net investment income	(76,746)	(308,181)
Distributions to shareholders from net realized gain	(1,374,281)	-
Total distributions	(1,451,027)	(308,181)
Share transactions - net increase (decrease)	1,857,886	870,858
Total increase (decrease) in net assets	10,465,440	12,160,628

Net Assets
Beginning of period	64,877,408	52,716,780
End of period (including undistributed net investment income of $189,141 and undistributed net investment income of $71,076, respectively)	$ 75,342,848	$ 64,877,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Multi-Manager

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07	.02
Net realized and unrealized gain (loss)	1.88	2.22	.46
Total from investment operations	1.92	2.29	.48
Distributions from net investment income	(.02)	(.06)	(.01)
Distributions from net realized gain	(.27)	-	-
Total distributions	(.28) H	(.06)	(.01)
Net asset value, end of period	$ 14.34	$ 12.70	$ 10.47
Total Return B, C	15.49%	21.97%	4.83%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.87%	.91% A
Expenses net of fee waivers, if any	.81% A	.87%	.91% A
Expenses net of all reductions	.81% A	.87%	.91% A
Net investment income (loss)	.57% A	.60%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,523	$ 64,621	$ 52,717
Portfolio turnover rate G	52% A	65%	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.269 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2013	Year ended May 31,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 11.31
Income from Investment Operations
Net investment income (loss) D	.04	.03
Net realized and unrealized gain (loss)	1.89	1.41
Total from investment operations	1.93	1.44
Distributions from net investment income	(.02)	(.05)
Distributions from net realized gain	(.27)	-
Total distributions	(.29)	(.05)
Net asset value, end of period	$ 14.34	$ 12.70
Total Return B, C	15.54%	12.82%
Ratios to Average Net Assets F
Expenses before reductions	.71% A	.72% A
Expenses net of fee waivers, if any	.71% A	.72% A
Expenses net of all reductions	.71% A	.72% A
Net investment income (loss)	.66% A	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 614	$ 256
Portfolio turnover rate G	52% A	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.37
Total from investment operations	.38
Net asset value, end of period	$ 14.34
Total Return B, C	2.72%
Ratios to Average Net Assets F
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.68% A
Expenses net of all reductions	.68% A
Net investment income (loss)	1.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.37
Total from investment operations	.38
Net asset value, end of period	$ 14.34
Total Return B, C	2.72%
Ratios to Average Net Assets F
Expenses before reductions	.93% A
Expenses net of fee waivers, if any	.93% A
Expenses net of all reductions	.93% A
Net investment income (loss)	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Growth Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,841,406
Gross unrealized depreciation	(374,348)
Net unrealized appreciation (depreciation) on securities and other investments	$ 19,467,058

Tax cost	$ 55,820,842

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $230,262 and a change in net unrealized appreciation (depreciation) of $102,681 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $16,806,161 and $17,563,381, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. ClariVest Asset Management LLC, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 14	$ 14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Growth Multi-Manager	$ 32,056.09
Class L	5.10
Class N	5.10
	$ 32,066

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $58 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net investment income
Growth Multi-Manager	$ 76,292	$ 307,148
Class F	454	1,033
Total	$ 76,746	$ 308,181
From net realized gain
Growth Multi-Manager	$ 1,368,172	$ -
Class F	6,109	-
Total	$ 1,374,281	$ -

A Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013 B	Year ended May 31, 2013 A	Six months ended November 30, 2013 B	Year ended May 31, 2013 A
Growth Multi-Manager
Shares sold	24,165	46,390	$ 320,257	$ 551,054
Reinvestment of distributions	116,114	27,734	1,444,464	307,148
Shares redeemed	(31,549)	(18,932)	(408,525)	(215,540)
Net increase (decrease)	108,730	55,192	$ 1,356,196	$ 642,662
Class F
Shares sold	25,278	20,671	$ 337,715	$ 234,819
Reinvestment of distributions	528	93	6,563	1,033
Shares redeemed	(3,152)	(610)	(42,588)	(7,656)
Net increase (decrease)	22,654	20,154	$ 301,690	$ 228,196
Class L
Shares sold	7,163	-	$ 100,000	$ -

Class N
Shares sold	7,163	-	$ 100,000	$ -

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

B Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Massachusetts Financial Services Company (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.97% of the class' average net assets through July 31, 2015. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (Waddell) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MSIM, Pyramis, and Waddell (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile and that the fund had under-performed 75% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2015 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Semiannual Report

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Massachusetts Financial
Services Company

Morgan Stanley Investment
Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

MMG-L-MMG-N-SANN-0114
1.9585627.100

Strategic Advisers®
Value Multi-Manager Fund -
Class L and Class N

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013) for Value Multi-Manager and Class F and for the period (November 12, 2013 to November 30, 2013) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During Period
Value Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,110.00	$ 5.13 C
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91 D
Class F	.87%
Actual		$ 1,000.00	$ 1,110.70	$ 4.60 C
Hypothetical A		$ 1,000.00	$ 1,020.71	$ 4.41 D
Class L	.97%
Actual		$ 1,000.00	$ 1,026.40	$ .51 C
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 4.91 D
Class N	1.22%
Actual		$ 1,000.00	$ 1,026.40	$ .64 C
Hypothetical A		$ 1,000.00	$ 1,018.95	$ 6.17 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Value Multi-Manager and Class F, and multiplied by 19/365 (to reflect the period November 12, 2013 to November 30, 2013) for Class L and Class N. The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.9	2.9
Wells Fargo & Co.	2.6	2.3
Pfizer, Inc.	2.3	2.1
Chevron Corp.	2.2	2.9
Exxon Mobil Corp.	2.0	2.9
Bank of America Corp.	1.9	1.5
Citigroup, Inc.	1.5	1.1
Cisco Systems, Inc.	1.5	1.6
General Electric Co.	1.4	2.0
CVS Caremark Corp.	1.4	1.1
	19.7
Top Five Market Sectors as of November 30, 2013
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	21.9
Health Care	13.1	11.6
Information Technology	12.6	10.3
Energy	12.1	12.4
Consumer Discretionary	10.2	8.9
Asset Allocation (% of fund's net assets)
As of November 30, 2013	As of May 31, 2013
Common Stocks 93.7%	Common Stocks 89.3%
Mid-Cap Value Funds 0.0%	Mid-Cap Value Funds 3.4%
Short-Term Investments and Net Other Assets (Liabilities) 6.3%	Short-Term Investments and Net Other Assets (Liabilities) 7.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.0%
Autoliv, Inc.	300	$ 27,858
Delphi Automotive PLC	140	8,197
Johnson Controls, Inc.	380	19,194
Lear Corp.	1,120	92,859
The Goodyear Tire & Rubber Co.	120	2,671
TRW Automotive Holdings Corp. (a)	460	35,696
		186,475
Automobiles - 1.1%
Ford Motor Co.	6,100	104,188
General Motors Co. (a)	2,270	87,917
Honda Motor Co. Ltd.	500	21,193
		213,298
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp. Class A (a)	20	967
International Game Technology	140	2,449
Las Vegas Sands Corp.	300	21,504
Royal Caribbean Cruises Ltd.	100	4,405
Six Flags Entertainment Corp.	193	7,182
Wyndham Worldwide Corp.	30	2,151
		38,658
Household Durables - 1.1%
D.R. Horton, Inc.	3,497	69,520
Harman International Industries, Inc.	500	40,520
Lennar Corp. Class A	1,243	44,450
Newell Rubbermaid, Inc.	160	4,856
Tupperware Brands Corp.	30	2,740
Whirlpool Corp.	300	45,828
		207,914
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	70	3,767
Mattel, Inc.	170	7,866
		11,633
Media - 4.1%
CBS Corp. Class B	340	19,910
Comcast Corp. Class A	1,495	74,556
DIRECTV (a)	1,100	72,721
Gannett Co., Inc.	2,208	59,748
Liberty Global PLC Class C (a)	611	49,766
Liberty Media Corp. Class A (a)	343	52,637
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A (a)	987	$ 17,727
Omnicom Group, Inc.	353	25,222
The Walt Disney Co.	1,300	91,702
Time Warner Cable, Inc.	621	85,835
Time Warner, Inc.	2,428	159,544
Twenty-First Century Fox, Inc. Class A	500	16,745
Viacom, Inc. Class B (non-vtg.)	510	40,887
		767,000
Multiline Retail - 1.3%
Dillard's, Inc. Class A	310	28,365
Kohl's Corp.	920	50,858
Macy's, Inc.	1,475	78,559
Nordstrom, Inc.	400	24,884
Target Corp.	820	52,423
		235,089
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	40	4,040
AutoNation, Inc. (a)	50	2,452
AutoZone, Inc. (a)	20	9,232
Bed Bath & Beyond, Inc. (a)	476	37,142
Best Buy Co., Inc.	170	6,894
CST Brands, Inc.	177	5,822
Foot Locker, Inc.	40	1,556
GameStop Corp. Class A	60	2,895
Gap, Inc.	260	10,652
Home Depot, Inc.	550	44,369
Murphy U.S.A., Inc.	100	4,525
Penske Automotive Group, Inc.	50	2,221
PetSmart, Inc.	220	16,304
Ross Stores, Inc.	750	57,345
Signet Jewelers Ltd.	50	3,842
Staples, Inc.	370	5,746
		215,037
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	500	35,050
TOTAL CONSUMER DISCRETIONARY		1,910,154
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.3%
Beverages - 0.5%
Anheuser-Busch InBev SA NV ADR	300	$ 30,633
Coca-Cola Enterprises, Inc.	150	6,291
Diageo PLC sponsored ADR	364	46,472
Molson Coors Brewing Co. Class B	80	4,214
		87,610
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	150	18,815
CVS Caremark Corp.	3,796	254,180
Kroger Co.	1,590	66,383
Safeway, Inc.	800	27,976
Sysco Corp.	280	9,416
Wal-Mart Stores, Inc.	1,580	127,996
Walgreen Co.	1,190	70,448
		575,214
Food Products - 1.9%
Archer Daniels Midland Co.	1,470	59,168
Bunge Ltd.	70	5,608
General Mills, Inc.	1,007	50,783
Ingredion, Inc.	600	41,496
The Hershey Co.	270	26,160
The J.M. Smucker Co.	60	6,254
Tyson Foods, Inc. Class A	4,126	130,753
Unilever NV (NY Reg.)	1,130	44,364
		364,586
Household Products - 0.3%
Energizer Holdings, Inc.	330	36,416
Kimberly-Clark Corp.	210	22,924
		59,340
Personal Products - 0.2%
Coty, Inc. Class A	1,770	29,063
Tobacco - 0.3%
Altria Group, Inc.	950	35,131
Lorillard, Inc.	210	10,779
Reynolds American, Inc.	300	15,135
		61,045
TOTAL CONSUMER STAPLES		1,176,858
Common Stocks - continued
	Shares	Value
ENERGY - 12.1%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	30	$ 1,577
Halliburton Co.	1,567	82,550
Helmerich & Payne, Inc.	1,060	81,620
McDermott International, Inc. (a)	2,000	16,300
Nabors Industries Ltd.	1,300	21,515
National Oilwell Varco, Inc.	540	44,010
Noble Corp.	400	15,248
Parker Drilling Co. (a)	2,100	16,653
Patterson-UTI Energy, Inc.	60	1,399
Rowan Companies PLC (a)	70	2,423
Schlumberger Ltd.	636	56,235
		339,530
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	500	44,410
Apache Corp.	500	45,745
Chesapeake Energy Corp.	160	4,299
Chevron Corp.	3,420	418,745
ConocoPhillips Co.	2,140	155,792
CONSOL Energy, Inc.	923	32,840
Denbury Resources, Inc. (a)	180	3,002
Devon Energy Corp.	230	13,943
Energen Corp.	10	722
EOG Resources, Inc.	136	22,440
Exxon Mobil Corp.	3,957	369,900
Hess Corp.	995	80,724
Marathon Oil Corp.	2,119	76,369
Marathon Petroleum Corp.	1,375	113,768
Murphy Oil Corp.	600	38,958
Occidental Petroleum Corp.	2,000	189,920
Phillips 66 Co.	2,213	154,047
Pioneer Natural Resources Co.	202	35,906
Royal Dutch Shell PLC Class A sponsored ADR	653	43,555
Tesoro Corp.	70	4,104
Valero Energy Corp.	1,870	85,496
		1,934,685
TOTAL ENERGY		2,274,215
Common Stocks - continued
	Shares	Value
FINANCIALS - 25.6%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,310	$ 141,808
Bank of New York Mellon Corp.	640	21,568
BlackRock, Inc. Class A	213	64,486
Franklin Resources, Inc.	350	19,387
Goldman Sachs Group, Inc.	597	100,857
Invesco Ltd.	250	8,713
Morgan Stanley	2,290	71,677
Northern Trust Corp.	120	7,079
State Street Corp.	1,392	101,073
		536,648
Commercial Banks - 5.9%
Banco Santander SA (Spain) sponsored ADR	4,160	37,190
BB&T Corp.	2,051	71,252
CIT Group, Inc.	110	5,553
Comerica, Inc.	500	22,675
Commerce Bancshares, Inc.	52	2,346
Cullen/Frost Bankers, Inc.	30	2,155
East West Bancorp, Inc.	80	2,742
Fifth Third Bancorp	4,335	88,087
First Niagara Financial Group, Inc.	180	2,005
First Republic Bank	751	38,376
Huntington Bancshares, Inc.	7,160	65,729
KeyCorp	2,410	30,728
M&T Bank Corp.	320	36,915
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	33,041
PNC Financial Services Group, Inc.	1,100	84,645
Regions Financial Corp.	780	7,589
SunTrust Banks, Inc.	1,263	45,758
U.S. Bancorp	920	36,082
Wells Fargo & Co.	11,215	493,684
Zions Bancorporation	100	2,933
		1,109,485
Consumer Finance - 2.1%
American Express Co.	1,100	94,380
Capital One Financial Corp.	2,196	157,299
Discover Financial Services	1,901	101,323
SLM Corp.	1,320	35,178
		388,180
Diversified Financial Services - 7.1%
Bank of America Corp.	22,758	360,032
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Berkshire Hathaway, Inc. Class B (a)	1,169	$ 136,224
Citigroup, Inc.	5,383	284,868
JPMorgan Chase & Co.	9,454	540,958
The NASDAQ Stock Market, Inc.	100	3,929
		1,326,011
Insurance - 6.7%
ACE Ltd.	643	66,088
AFLAC, Inc.	960	63,715
Alleghany Corp. (a)	10	3,941
Allstate Corp.	1,820	98,771
American Financial Group, Inc.	620	35,749
American International Group, Inc.	2,270	112,933
Arch Capital Group Ltd. (a)	80	4,706
Assurant, Inc.	40	2,598
Assured Guaranty Ltd.	40	939
Axis Capital Holdings Ltd.	967	47,509
Cincinnati Financial Corp.	80	4,193
Everest Re Group Ltd.	230	36,071
Hartford Financial Services Group, Inc.	800	28,504
HCC Insurance Holdings, Inc.	80	3,678
Lincoln National Corp.	1,240	63,649
Loews Corp.	500	23,675
MetLife, Inc.	1,254	65,446
Old Republic International Corp.	140	2,408
PartnerRe Ltd.	330	33,957
Platinum Underwriters Holdings Ltd.	400	25,360
Principal Financial Group, Inc.	170	8,607
ProAssurance Corp.	400	19,232
Progressive Corp.	886	24,746
Prudential Financial, Inc.	1,800	159,768
Reinsurance Group of America, Inc.	50	3,749
RenaissanceRe Holdings Ltd.	60	5,682
The Chubb Corp.	1,140	109,953
The Travelers Companies, Inc.	1,407	127,671
Torchmark Corp.	140	10,640
Unum Group	1,140	38,270
Validus Holdings Ltd.	481	19,264
W.R. Berkley Corp.	90	3,941
XL Group PLC Class A	160	5,118
		1,260,531
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.9%
American Homes 4 Rent Class A	1,072	$ 17,581
American Tower Corp.	700	54,439
Equity Residential (SBI)	466	24,018
Extra Space Storage, Inc.	700	29,344
Simon Property Group, Inc.	200	29,970
SL Green Realty Corp.	200	18,094
		173,446
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	250	4,130
People's United Financial, Inc.	180	2,725
		6,855
TOTAL FINANCIALS		4,801,156
HEALTH CARE - 13.1%
Biotechnology - 1.0%
Amgen, Inc.	1,374	156,746
United Therapeutics Corp. (a)	330	30,462
		187,208
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	1,300	49,647
Baxter International, Inc.	1,158	79,265
Becton, Dickinson & Co.	110	11,945
Boston Scientific Corp. (a)	680	7,874
CareFusion Corp. (a)	100	3,985
Covidien PLC	1,910	130,377
Medtronic, Inc.	1,560	89,419
St. Jude Medical, Inc.	660	38,557
Stryker Corp.	210	15,628
Varian Medical Systems, Inc. (a)	50	3,903
Zimmer Holdings, Inc.	670	61,245
		491,845
Health Care Providers & Services - 4.3%
Aetna, Inc.	1,500	103,395
Cardinal Health, Inc.	190	12,274
CIGNA Corp.	1,146	100,218
Express Scripts Holding Co. (a)	777	52,331
Humana, Inc.	290	30,157
Laboratory Corp. of America Holdings (a)	50	5,093
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	400	$ 20,492
McKesson Corp.	397	65,858
Omnicare, Inc.	724	41,471
Quest Diagnostics, Inc.	371	22,609
UnitedHealth Group, Inc.	2,437	181,508
Universal Health Services, Inc. Class B	940	77,484
WellPoint, Inc.	970	90,094
		802,984
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	578	30,963
Thermo Fisher Scientific, Inc.	930	93,791
		124,754
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,630	78,974
Actavis PLC (a)	114	18,590
Forest Laboratories, Inc. (a)	240	12,314
Johnson & Johnson	1,001	94,755
Merck & Co., Inc.	2,830	141,019
Mylan, Inc. (a)	210	9,267
Pfizer, Inc.	13,689	434,352
Sanofi SA sponsored ADR	1,089	57,532
		846,803
TOTAL HEALTH CARE		2,453,594
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.4%
Engility Holdings, Inc. (a)	66	2,102
General Dynamics Corp.	810	74,245
Honeywell International, Inc.	603	53,372
L-3 Communications Holdings, Inc.	450	46,557
Lockheed Martin Corp.	719	101,861
Northrop Grumman Corp.	570	64,228
Raytheon Co.	1,046	92,759
Rockwell Collins, Inc.	80	5,818
Textron, Inc.	120	3,988
		444,930
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
FedEx Corp.	150	$ 20,805
United Parcel Service, Inc. Class B	400	40,952
		61,757
Airlines - 0.3%
Alaska Air Group, Inc.	540	41,980
Delta Air Lines, Inc.	340	9,853
Southwest Airlines Co.	390	7,250
		59,083
Building Products - 0.3%
Owens Corning (a)	1,300	50,908
Commercial Services & Supplies - 0.5%
Deluxe Corp.	700	34,783
R.R. Donnelley & Sons Co.	1,500	27,750
Republic Services, Inc.	170	5,935
Tyco International Ltd.	484	18,460
		86,928
Construction & Engineering - 0.1%
Fluor Corp.	90	7,003
KBR, Inc.	80	2,706
Quanta Services, Inc. (a)	100	2,961
URS Corp.	40	2,079
		14,749
Electrical Equipment - 0.1%
Emerson Electric Co.	360	24,116
Industrial Conglomerates - 1.7%
3M Co.	320	42,723
General Electric Co.	9,553	254,683
Siemens AG sponsored ADR	212	28,009
		325,415
Machinery - 2.5%
AGCO Corp.	927	54,026
Caterpillar, Inc.	400	33,840
Cummins, Inc.	100	13,236
Deere & Co.	1,144	96,371
Dover Corp.	447	40,561
Illinois Tool Works, Inc.	220	17,508
Oshkosh Truck Corp.	750	36,563
Parker Hannifin Corp.	314	37,002
Pentair Ltd.	500	35,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Snap-On, Inc.	30	$ 3,185
SPX Corp.	689	65,207
Stanley Black & Decker, Inc.	90	7,325
Timken Co.	300	15,528
Trinity Industries, Inc.	20	1,038
WABCO Holdings, Inc. (a)	30	2,658
		459,408
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,337
Manpower, Inc.	40	3,197
		5,534
Road & Rail - 0.5%
CSX Corp.	560	15,271
Norfolk Southern Corp.	608	53,316
Union Pacific Corp.	110	17,824
		86,411
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	26,208
TOTAL INDUSTRIALS		1,645,447
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	4,273	37,560
Cisco Systems, Inc.	13,137	279,161
Harris Corp.	560	36,126
QUALCOMM, Inc.	900	66,222
		419,069
Computers & Peripherals - 3.8%
Apple, Inc.	375	208,526
EMC Corp.	2,748	65,540
Hewlett-Packard Co.	5,270	144,135
NetApp, Inc.	2,544	104,940
SanDisk Corp.	520	35,438
Seagate Technology	1,363	66,842
Western Digital Corp.	1,314	98,603
		724,024
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	60	3,080
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc.	120	$ 4,788
Corning, Inc.	2,710	46,287
Jabil Circuit, Inc.	110	2,230
TE Connectivity Ltd.	2,689	141,764
Tech Data Corp. (a)	600	31,104
Vishay Intertechnology, Inc. (a)	1,300	16,809
		246,062
Internet Software & Services - 0.5%
eBay, Inc. (a)	904	45,670
IAC/InterActiveCorp	854	48,857
		94,527
IT Services - 0.5%
Amdocs Ltd.	800	32,368
Computer Sciences Corp.	80	4,210
Global Payments, Inc.	161	10,151
IBM Corp.	117	21,023
The Western Union Co.	310	5,168
Visa, Inc. Class A	100	20,346
		93,266
Office Electronics - 0.3%
Xerox Corp.	4,490	51,096
Semiconductors & Semiconductor Equipment - 1.7%
Avago Technologies Ltd.	1,200	53,676
Broadcom Corp. Class A	1,600	42,704
Intel Corp.	5,090	121,346
LSI Corp.	2,995	24,170
Marvell Technology Group Ltd.	280	3,984
NVIDIA Corp.	320	4,992
ON Semiconductor Corp. (a)	3,060	21,695
Skyworks Solutions, Inc. (a)	50	1,330
Texas Instruments, Inc.	874	37,582
		311,479
Software - 2.3%
Activision Blizzard, Inc.	520	8,949
Adobe Systems, Inc. (a)	700	39,746
CA Technologies, Inc.	250	8,250
Citrix Systems, Inc. (a)	1,250	74,150
Microsoft Corp.	5,251	200,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	2,525	$ 89,107
Symantec Corp.	787	17,700
		438,123
TOTAL INFORMATION TECHNOLOGY		2,377,646
MATERIALS - 2.9%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	100	10,883
Albemarle Corp.	40	2,748
Ashland, Inc.	40	3,643
Celanese Corp. Class A	90	5,052
CF Industries Holdings, Inc.	140	30,433
E.I. du Pont de Nemours & Co.	430	26,393
Eastman Chemical Co.	890	68,557
Ecolab, Inc.	396	42,439
Huntsman Corp.	1,630	37,376
LyondellBasell Industries NV Class A	310	23,926
NewMarket Corp.	10	3,240
Potash Corp. of Saskatchewan, Inc.	2,000	63,319
Syngenta AG (Switzerland)	75	29,402
The Dow Chemical Co.	925	36,131
Westlake Chemical Corp.	30	3,377
		386,919
Construction Materials - 0.1%
Eagle Materials, Inc.	300	23,400
Containers & Packaging - 0.3%
Bemis Co., Inc.	60	2,342
Crown Holdings, Inc. (a)	783	34,562
Owens-Illinois, Inc. (a)	90	2,970
Rock-Tenn Co. Class A	269	25,399
Sonoco Products Co.	50	2,003
		67,276
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	800	27,752
Nucor Corp.	60	3,064
Steel Dynamics, Inc.	100	1,822
		32,638
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
Domtar Corp.	250	$ 21,378
International Paper Co.	454	21,179
		42,557
TOTAL MATERIALS		552,790
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	2,320	81,687
UTILITIES - 1.7%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	1,000	47,060
Edison International	240	11,090
Entergy Corp.	600	37,134
FirstEnergy Corp.	633	20,655
NextEra Energy, Inc.	700	59,213
Northeast Utilities	150	6,162
		181,314
Gas Utilities - 0.0%
Atmos Energy Corp.	50	2,223
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	5,304	77,279
Multi-Utilities - 0.3%
Alliant Energy Corp.	60	3,090
Ameren Corp.	140	5,019
MDU Resources Group, Inc.	90	2,670
Public Service Enterprise Group, Inc.	1,210	39,555
SCANA Corp.	100	4,717
Sempra Energy	90	7,960
		63,011
Water Utilities - 0.0%
American Water Works Co., Inc.	80	3,375
TOTAL UTILITIES		327,202
TOTAL COMMON STOCKS (Cost $13,405,585)		17,600,749
Money Market Funds - 6.1%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,152,859)	1,152,859	$ 1,152,859
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $14,558,444)		18,753,608
NET OTHER ASSETS (LIABILITIES) - 0.2%		32,751
NET ASSETS - 100%		$ 18,786,359
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2013	$ 815,490	$ 35,873

The face value of futures purchased as a percentage of net assets is 4.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,910,154	$ 1,888,961	$ 21,193	$ -
Consumer Staples	1,176,858	1,176,858	-	-
Energy	2,274,215	2,274,215	-	-
Financials	4,801,156	4,801,156	-	-
Health Care	2,453,594	2,453,594	-	-
Industrials	1,645,447	1,645,447	-	-
Information Technology	2,377,646	2,377,646	-	-
Materials	552,790	523,388	29,402	-
Telecommunication Services	81,687	81,687	-	-
Utilities	327,202	327,202	-	-
Money Market Funds	1,152,859	1,152,859	-	-
Total Investments in Securities:	$ 18,753,608	$ 18,703,013	$ 50,595	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 35,873	$ 35,873	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 35,873	$ -
Total Value of Derivatives	$ 35,873	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,558,444)		$ 18,753,608
Segregated cash with brokers for derivative instruments		14,850
Cash		10
Foreign currency held at value (cost $91)		91
Receivable for investments sold		21,461
Receivable for fund shares sold		2,264
Dividends receivable		41,233
Prepaid expenses		37
Receivable from investment adviser for expense reductions		3,985
Other receivables		15
Total assets		18,837,554

Liabilities
Payable for investments purchased	$ 13,123
Payable for fund shares redeemed	703
Accrued management fee	8,310
Distribution and service plan fees payable	14
Payable for daily variation margin for derivative instruments	1,710
Other affiliated payables	2,219
Custodian fees payable	5,354
Audit fees payable	19,575
Other payables and accrued expenses	187
Total liabilities		51,195

Net Assets		$ 18,786,359
Net Assets consist of:
Paid in capital		$ 13,778,880
Undistributed net investment income		88,002
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		688,433
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,231,044
Net Assets		$ 18,786,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Value Multi-Manager: Net Asset Value, offering price and redemption price per share ($17,875,303 ÷ 1,240,990 shares)	$ 14.40

Class F: Net Asset Value, offering price and redemption price per share ($705,767 ÷ 48,941 shares)	$ 14.42

Class L: Net Asset Value, offering price and redemption price per share ($102,651 ÷ 7,128 shares)	$ 14.40

Class N: Net Asset Value, offering price and redemption price per share ($102,638 ÷ 7,128 shares)	$ 14.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 171,291

Expenses
Management fee	$ 45,695
Transfer agent fees	10,136
Distribution and service plan fees	14
Accounting fees and expenses	3,334
Custodian fees and expenses	8,760
Independent trustees' compensation	96
Registration fees	16,021
Audit	20,709
Legal	61
Miscellaneous	70
Total expenses before reductions	104,896
Expense reductions	(22,071)	82,825
Net investment income (loss)		88,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	692,498
Foreign currency transactions	4
Futures contracts	48,099
Total net realized gain (loss)		740,601
Change in net unrealized appreciation (depreciation) on: Investment securities	996,836
Assets and liabilities in foreign currencies	17
Futures contracts	(9,080)
Total change in net unrealized appreciation (depreciation)		987,773
Net gain (loss)		1,728,374
Net increase (decrease) in net assets resulting from operations		$ 1,816,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,466	$ 186,566
Net realized gain (loss)	740,601	473,370
Change in net unrealized appreciation (depreciation)	987,773	2,762,721
Net increase (decrease) in net assets resulting from operations	1,816,840	3,422,657
Distributions to shareholders from net investment income	(75,395)	(173,522)
Distributions to shareholders from net realized gain	(346,573)	(271,041)
Total distributions	(421,968)	(444,563)
Share transactions - net increase (decrease)	1,329,941	2,052,874
Total increase (decrease) in net assets	2,724,813	5,030,968

Net Assets
Beginning of period	16,061,546	11,030,578
End of period (including undistributed net investment income of $88,002 and undistributed net investment income of $74,931, respectively)	$ 18,786,359	$ 16,061,546

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Multi-Manager

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.08
Net realized and unrealized gain (loss)	1.36	2.92	.59
Total from investment operations	1.43	3.09	.67
Distributions from net investment income	(.06)	(.16)	(.02)
Distributions from net realized gain	(.29)	(.26)	-
Total distributions	(.35)	(.42)	(.02)
Net asset value, end of period	$ 14.40	$ 13.32	$ 10.65
Total Return B, C	11.00%	29.71%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.23% A	1.30%	1.62% A
Expenses net of fee waivers, if any	.97% A	.97%	.97% A
Expenses net of all reductions	.97% A	.97%	.97% A
Net investment income (loss)	1.03% A	1.43%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,875	$ 15,774	$ 11,031
Portfolio turnover rate G	71% A	30%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2013	Year ended May 31,
	(Unaudited)	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.08	.08
Net realized and unrealized gain (loss)	1.36	1.62
Total from investment operations	1.44	1.70
Distributions from net investment income	(.06)	(.10)
Distributions from net realized gain	(.29)	(.18)
Total distributions	(.35)	(.28)
Net asset value, end of period	$ 14.42	$ 13.33
Total Return B, C	11.07%	14.61%
Ratios to Average Net Assets F
Expenses before reductions	1.13% A	.98% A
Expenses net of fee waivers, if any	.87% A	.87% A
Expenses net of all reductions	.87% A	.87% A
Net investment income (loss)	1.13% A	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 706	$ 287
Portfolio turnover rate G	71% A	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.36
Total from investment operations	.37
Net asset value, end of period	$ 14.40
Total Return B, C	2.64%
Ratios to Average Net Assets F
Expenses before reductions	1.12% A
Expenses net of fee waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	71% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

Period ended November 30, 2013 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.36
Total from investment operations	.37
Net asset value, end of period	$ 14.40
Total Return B, C	2.64%
Ratios to Average Net Assets F
Expenses before reductions	1.39% A
Expenses net of fee waivers, if any	1.22% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate G	71% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G The portfolio turnover rate does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Strategic Advisers® Value Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

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2. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,263,147
Gross unrealized depreciation	(78,349)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,184,798

Tax cost	$ 14,568,810

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3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $48,099 and a change in net unrealized appreciation (depreciation) of $(9,080) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $6,624,947 and $5,606,843, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc., LSV Asset Management and Robeco Investment Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however,

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5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 14	$ 14

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Value Multi-Manager	$ 10,124.12
Class L	6.12
Class N	6.12
	$ 10,136

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

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Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.97%	$ 21,397
Class F	.87%	597
Class L	.97%	8
Class N	1.22%	9

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $60 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net investment income
Value Multi-Manager	$ 73,880	$ 171,472
Class F	1,515	2,050
Total	$ 75,395	$ 173,522

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8. Distributions to Shareholders - continued

	Six months ended November 30, 2013	Year ended May 31, 2013 A
From net realized gain
Value Multi-Manager	$ 339,612	$ 267,412
Class F	6,961	3,629
Total	$ 346,573	$ 271,041

A Distributions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013 B	Year ended May 31, 2013 A	Six months ended November 30, 2013 B	Year ended May 31, 2013 A
Value Multi-Manager
Shares sold	69,066	122,539	$ 932,590	$ 1,516,601
Reinvestment of distributions	31,856	38,786	413,492	438,884
Shares redeemed	(43,881)	(13,370)	(590,315)	(159,517)
Net increase (decrease)	57,041	147,955	$ 755,767	$ 1,795,968
Class F
Shares sold	30,518	21,876	$ 417,386	$ 261,853
Reinvestment of distributions	653	493	8,476	5,679
Shares redeemed	(3,783)	(816)	(51,688)	(10,626)
Net increase (decrease)	27,388	21,553	$ 374,174	$ 256,906
Class L
Shares sold	7,128	-	$ 100,000	$ -
Class N
Shares sold	7,128	-	$ 100,000	$ -

A Share transactions for Class F are for the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

B Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

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Notes to Financial Statements (Unaudited) - continued

10. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 86% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

On September 11, 2013, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement (the Sub-Advisory Agreement) with Robeco Investment Management, Inc. (New Sub-Adviser) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the New Sub-Adviser, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, its use of technology, and the New Sub-Adviser's approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are an integral part of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the Sub-Advisory Agreement and (ii) the resources to be devoted to the fund's compliance policies and procedures.

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Investment Performance. The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing the Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Adviser.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.97% of the class' average net assets through July 31, 2015. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the fund's investment performance or costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Adviser, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers. The Board noted that the Sub-Advisory Agreement provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to shareholders.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Brandywine Global Investment Management, LLC (Brandywine), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), and Pyramis Global Advisors, LLC (Pyramis) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

Semiannual Report

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders; (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Brandywine, Cohen & Steers, LSV, and Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2012, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 66% of its peers for the one-year period ended December 31, 2012. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% and considered Strategic Advisers' contractual commitment to reimburse the fund through July 31, 2015 to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fees and expenses, if any), as a percentage of net assets, exceed 0.97%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Strategic Advisers Value Multi-Manager Fund

Semiannual Report

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2013.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

Cohen & Steers Capital Management, Inc.

LSV Asset Management

Pyramis Global Advisors, LLC

Robeco Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMV-L-MMV-N-SANN-0114
1.9585617.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 24, 2014
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 24, 2014